The U.S. Large Cap Value Series
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.4%)
COMMUNICATION SERVICES — (6.1%)
	AT&T, Inc.	15,222,408	$361,227,742
# *	Charter Communications, Inc., Class A	45,236	15,628,586
	Comcast Corp., Class A	8,498,340	286,054,124
	Electronic Arts, Inc.	772,598	94,960,020
	Fox Corp. (FOX US), Class B	420,583	20,440,334
	Fox Corp. (FOXA US), Class A	1,001,658	51,264,856
	Interpublic Group of Cos., Inc.	609,073	17,462,123
*	Liberty Broadband Corp. (LBRDA US), Class A	27,366	2,080,637
*	Liberty Broadband Corp. (LBRDK US), Class C	23,634	1,811,782
*	Liberty Media Corp.-Liberty Formula One (FWONA US), Class A	39,281	3,457,514
*	Liberty Media Corp.-Liberty Formula One (FWONK US), Class C	233,585	22,354,085
*	Liberty Media Corp.-Liberty Live (LLYVA US), Class A	655	47,140
#	News Corp. (NWS US), Class B	184,557	5,841,229
	News Corp. (NWSA US), Class A	988,065	27,784,388
#	Omnicom Group, Inc.	570,842	49,543,377
#	Sirius XM Holdings, Inc.	265,517	6,375,063
*	Take-Two Interactive Software, Inc.	286,031	53,061,611
#	T-Mobile U.S., Inc.	1,157,578	269,680,947
	Verizon Communications, Inc.	8,714,511	343,264,588
	Walt Disney Co.	1,220,491	137,988,712
*	Warner Bros Discovery, Inc.	1,597,636	16,679,320
TOTAL COMMUNICATION SERVICES			1,787,008,178
		Shares	Value†
CONSUMER DISCRETIONARY — (4.4%)
*	Aptiv PLC	135,673	$8,468,709
	Aramark	698,761	27,188,790
	Autoliv, Inc.	116,089	11,221,163
	Best Buy Co., Inc.	58,198	4,996,880
	BorgWarner, Inc.	359,488	11,467,667
# *	CarMax, Inc.	295,626	25,317,411
	Dick's Sporting Goods, Inc.	65,771	15,788,328
	DR Horton, Inc.	1,208,101	171,429,532
#	eBay, Inc.	1,456,991	98,317,753
#	Ford Motor Co.	16,050,910	161,793,173
	Garmin Ltd.	319,842	69,037,896
	General Motors Co.	4,801,206	237,467,649
	Gentex Corp.	496,507	12,869,461
	Genuine Parts Co.	383,763	44,612,449
	Hyatt Hotels Corp., Class A	89,649	14,185,161
	Lennar Corp. (LEN US), Class A	789,726	103,643,640
#	Lennar Corp. (LENB US), Class B	29,525	3,713,950
	LKQ Corp.	1,296,119	48,461,889
*	MGM Resorts International	377,351	13,011,062
	Penske Automotive Group, Inc.	99,379	16,460,144
	PulteGroup, Inc.	1,024,773	116,598,672
	Ralph Lauren Corp.	53,046	13,245,586
#	Tapestry, Inc.	304,836	22,234,738
#	Toll Brothers, Inc.	295,315	40,106,730
*	TopBuild Corp.	4,563	1,563,649
TOTAL CONSUMER DISCRETIONARY			1,293,202,082
CONSUMER STAPLES — (4.9%)
	Albertsons Cos., Inc., Class A	6,496	130,245
	Archer-Daniels-Midland Co.	1,088,693	55,773,742
	Bunge Global SA	365,951	27,859,850
#	Campbell's Co.	891,518	34,564,153
	Casey's General Stores, Inc.	74,456	31,403,307
	Church & Dwight Co., Inc.	14,492	1,529,196
	Conagra Brands, Inc.	170,998	4,427,138
	Constellation Brands, Inc., Class A	581,782	105,186,186
	Dollar General Corp.	239,562	17,023,276
*	Dollar Tree, Inc.	676,384	49,612,766
	General Mills, Inc.	2,168,687	130,424,836
	Hormel Foods Corp.	831,212	24,919,736
	J.M. Smucker Co.	171,199	18,299,461

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
#	Kenvue, Inc.	5,635,228	$119,974,004
	Keurig Dr. Pepper, Inc.	3,349,388	107,515,355
	Kraft Heinz Co.	1,528,530	45,611,335
	Kroger Co.	3,528,698	217,508,945
	McCormick & Co., Inc. (MKC US)	281,336	21,727,579
#	Molson Coors Beverage Co., Class B	406,079	22,232,825
#	Mondelez International, Inc., Class A	2,716,150	157,509,539
*	Performance Food Group Co.	102,008	9,212,342
	Target Corp.	881,570	121,577,319
	Tyson Foods, Inc., Class A	451,737	25,518,623
*	U.S. Foods Holding Corp.	1,017,355	72,160,990
TOTAL CONSUMER STAPLES			1,421,702,748
ENERGY — (11.8%)
	Baker Hughes Co.	3,984,625	184,009,982
	Chevron Corp.	3,555,652	530,467,722
	ConocoPhillips	2,835,383	280,220,902
	Coterra Energy, Inc.	2,516,478	69,756,770
	Devon Energy Corp.	2,126,023	72,497,384
	Diamondback Energy, Inc.	685,704	112,702,309
	EOG Resources, Inc.	1,136,101	142,910,145
	EQT Corp.	556,426	28,444,497
	Expand Energy Corp.	66,063	6,712,001
	Exxon Mobil Corp.	10,082,590	1,077,123,090
	Halliburton Co.	789,590	20,545,132
	Hess Corp.	223,093	31,016,620
	Kinder Morgan, Inc.	5,924,552	162,806,689
	Marathon Petroleum Corp.	1,076,359	156,836,270
#	Occidental Petroleum Corp.	1,282,619	59,834,176
#	ONEOK, Inc.	748,405	72,722,514
	Ovintiv, Inc.	9,098	384,118
	Permian Resources Corp.	1,479	21,667
	Phillips 66	1,236,578	145,755,449
#	Schlumberger NV	883,182	35,574,571
	Valero Energy Corp.	1,300,345	172,945,885
	Williams Cos., Inc.	1,627,158	90,193,368
TOTAL ENERGY			3,453,481,261
FINANCIALS — (23.8%)
	Aflac, Inc.	879,039	94,391,208
	Allstate Corp.	48,516	9,331,082
	Ally Financial, Inc.	589,466	22,971,490
	American International Group, Inc.	2,014,250	148,369,655
		Shares	Value†
FINANCIALS — (Continued)
	Arch Capital Group Ltd.	933,062	$86,840,080
	Bank of America Corp.	5,206,799	241,074,794
	Bank of New York Mellon Corp.	1,972,212	169,472,177
*	Berkshire Hathaway, Inc., Class B	1,313,815	615,745,676
	Blackrock, Inc.	26,287	28,271,668
# *	Block, Inc.	99,998	9,081,818
	BOK Financial Corp.	6,114	675,108
	Capital One Financial Corp.	635,455	129,448,538
	Charles Schwab Corp.	7,100	587,312
	Chubb Ltd.	614,515	167,074,338
	Cincinnati Financial Corp.	73,896	10,127,447
	Citigroup, Inc.	1,851,370	150,757,059
	Citizens Financial Group, Inc.	645,174	30,690,927
	CME Group, Inc.	31,597	7,473,322
	Corebridge Financial, Inc.	143,823	4,855,464
	Discover Financial Services	967,007	194,455,438
	Everest Group Ltd.	114,426	39,764,179
	F&G Annuities & Life, Inc.	8,261	379,263
	Fidelity National Financial, Inc.	306,464	17,827,011
	Fidelity National Information Services, Inc.	1,929,387	157,187,159
#	Fifth Third Bancorp	2,681,518	118,818,063
	First Citizens BancShares, Inc., Class A	13,587	29,955,123
*	Fiserv, Inc.	481,796	104,087,208
	Franklin Resources, Inc.	8,604	191,353
#	Global Payments, Inc.	210,541	23,759,552
#	Goldman Sachs Group, Inc.	724,892	464,220,837
	Hartford Financial Services Group, Inc.	1,372,863	153,142,868
	Huntington Bancshares, Inc.	3,956,669	68,054,707
	Intercontinental Exchange, Inc.	118,084	18,873,366
	Jefferies Financial Group, Inc.	40,953	3,148,876
	JPMorgan Chase & Co.	5,236,982	1,399,845,289
	KeyCorp	2,313,801	41,602,142
	Loews Corp.	553,817	47,323,663
	M&T Bank Corp.	334,193	67,252,999
*	Markel Group, Inc.	10,283	18,805,345
	MetLife, Inc.	1,226,683	106,120,346

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Morgan Stanley	1,814,898	$251,236,330
	Nasdaq, Inc.	600	49,404
	Northern Trust Corp.	295,177	33,145,425
	Old Republic International Corp.	17,558	642,272
	PNC Financial Services Group, Inc.	578,982	116,346,433
	Principal Financial Group, Inc.	1,422,803	117,310,107
	Prudential Financial, Inc.	1,182,957	142,853,887
	Raymond James Financial, Inc.	385,367	64,926,632
	Regions Financial Corp.	2,321,880	57,211,123
	Reinsurance Group of America, Inc.	33,547	7,644,019
	RenaissanceRe Holdings Ltd.	10,134	2,356,966
*	Robinhood Markets, Inc., Class A	61,260	3,182,457
	State Street Corp.	691,046	70,224,095
	Synchrony Financial	1,506,047	103,887,122
	T. Rowe Price Group, Inc.	231,186	27,030,267
	Travelers Cos., Inc.	1,031,317	252,858,302
	Truist Financial Corp.	2,319,292	110,444,685
	U.S. Bancorp	1,821,198	87,016,840
	Unum Group	46,438	3,540,898
	W.R. Berkley Corp.	370,666	21,806,281
#	Wells Fargo & Co.	5,720,327	450,761,768
	Willis Towers Watson PLC	75,997	25,045,951
TOTAL FINANCIALS			6,951,575,214
HEALTH CARE — (15.6%)
	Abbott Laboratories	2,350,069	300,644,327
*	Align Technology, Inc.	24,087	5,277,703
# *	Avantor, Inc.	1,743,412	38,843,219
	Baxter International, Inc.	432,422	14,079,660
	Becton Dickinson & Co.	583,786	144,545,414
*	Biogen, Inc.	233,772	33,646,804
*	BioMarin Pharmaceutical, Inc.	28,203	1,786,942
*	Boston Scientific Corp.	627,860	64,267,750
	Bristol-Myers Squibb Co.	349,486	20,602,200
*	Centene Corp.	751,587	48,124,116
*	Charles River Laboratories International, Inc.	26,506	4,367,129
	Cigna Group	658,301	193,678,737
*	Cooper Cos., Inc.	230,229	22,228,610
	CVS Health Corp.	2,664,005	150,463,002
	Danaher Corp.	541,369	120,584,531
		Shares	Value†
HEALTH CARE — (Continued)
*	Edwards Lifesciences Corp.	839,061	$60,789,969
	Elevance Health, Inc.	529,251	209,424,621
*	Fortrea Holdings, Inc.	254,689	4,281,322
*	GE HealthCare Technologies, Inc.	1,679,832	148,329,166
	Gilead Sciences, Inc.	2,418,257	235,054,580
*	Henry Schein, Inc.	90,638	7,251,040
# *	Hologic, Inc.	571,412	41,221,662
	Humana, Inc.	408,303	119,726,689
*	ICON PLC	92,615	18,437,794
*	Incyte Corp.	133,057	9,867,507
*	IQVIA Holdings, Inc.	263,507	53,059,769
	Johnson & Johnson	3,142,013	478,057,278
	Labcorp Holdings, Inc.	581,308	145,210,738
	Medtronic PLC	2,021,760	183,616,243
	Merck & Co., Inc.	553,424	54,689,360
# *	Moderna, Inc.	486,512	19,178,303
*	Molina Healthcare, Inc.	114,862	35,654,313
*	Neurocrine Biosciences, Inc.	22,097	3,354,766
	Pfizer, Inc.	8,855,094	234,837,093
#	Quest Diagnostics, Inc.	727,840	118,710,704
*	Regeneron Pharmaceuticals, Inc.	177,909	119,729,199
	Revvity, Inc.	121,244	15,292,506
	Royalty Pharma PLC, Class A	325,624	10,283,206
	STERIS PLC	262,006	57,811,624
*	Tenet Healthcare Corp.	218,100	30,728,109
	Thermo Fisher Scientific, Inc.	492,273	294,256,186
*	United Therapeutics Corp.	117,766	41,355,886
	UnitedHealth Group, Inc.	954,727	517,929,850
	Universal Health Services, Inc., Class B	239,859	45,227,813
	Viatris, Inc.	1,496,113	16,876,155
	Zimmer Biomet Holdings, Inc.	529,464	57,965,719
TOTAL HEALTH CARE			4,551,349,314
INDUSTRIALS — (13.3%)
	AECOM	5,881	620,093
*	Amentum Holdings, Inc.	320,930	6,729,902
	AMETEK, Inc.	604,324	111,534,037
# *	Builders FirstSource, Inc.	498,029	83,310,291
	Carlisle Cos., Inc.	735	286,253
#	Carrier Global Corp.	962,147	62,905,171

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Clean Harbors, Inc.	50,306	$11,721,298
	CNH Industrial NV	682,674	8,792,841
#	Concentrix Corp.	15,846	828,429
	CSX Corp.	3,581,916	117,737,579
	Cummins, Inc.	505,453	180,067,631
	Curtiss-Wright Corp.	15,023	5,212,080
	Deere & Co.	513,285	244,611,100
	Delta Air Lines, Inc.	2,796,685	188,133,000
	Dover Corp.	494,106	100,639,510
#	Emerson Electric Co.	779,098	101,243,785
	FedEx Corp.	559,187	148,111,861
	Fortive Corp.	486,680	39,581,684
	Fortune Brands Innovations, Inc.	162,069	11,615,485
	General Dynamics Corp.	488,024	125,412,407
	Howmet Aerospace, Inc.	1	127
	Huntington Ingalls Industries, Inc.	17,450	3,442,187
	IDEX Corp.	100,244	22,485,732
#	Ingersoll Rand, Inc.	1,103,125	103,473,125
	Jacobs Solutions, Inc.	206,567	28,946,234
	JB Hunt Transport Services, Inc.	235,639	40,346,110
	Johnson Controls International PLC	2,003,309	156,258,102
	L3Harris Technologies, Inc.	465,622	98,716,520
	Leidos Holdings, Inc.	624,332	88,673,874
	ManpowerGroup, Inc.	2,452	147,659
#	Nordson Corp.	36,280	7,989,582
	Norfolk Southern Corp.	635,326	162,198,728
#	Northrop Grumman Corp.	211,386	103,002,056
	Oshkosh Corp.	2,394	278,662
	Otis Worldwide Corp.	410,318	39,152,544
	Owens Corning	426,838	78,772,953
#	PACCAR, Inc.	2,174,551	241,114,215
	Parker-Hannifin Corp.	124,465	88,002,978
	Pentair PLC	658,023	68,223,825
	Regal Rexnord Corp.	50,964	8,089,516
	Republic Services, Inc.	147,873	32,069,217
	RTX Corp.	2,051,769	264,575,612
	Snap-on, Inc.	313,561	111,361,189
	Southwest Airlines Co.	727,132	22,330,224
	SS&C Technologies Holdings, Inc.	751,729	60,852,462
	Stanley Black & Decker, Inc.	195,573	17,224,114
	Textron, Inc.	868,551	66,452,837
	TransUnion	245,429	24,358,828
# *	U-Haul Holding Co. (UHAL US)	47,134	3,434,655
	U-Haul Holding Co. (UHAL/B US)	643,901	41,686,151
		Shares	Value†
INDUSTRIALS — (Continued)
*	United Airlines Holdings, Inc.	1,381,507	$146,218,701
	United Rentals, Inc.	84,241	63,859,732
	Veralto Corp.	1	103
	Westinghouse Air Brake Technologies Corp.	466,165	96,925,027
#	Xylem, Inc.	342,658	42,503,298
TOTAL INDUSTRIALS			3,882,261,316
INFORMATION TECHNOLOGY — (9.8%)
*	Advanced Micro Devices, Inc.	1,171,212	135,802,031
# *	Akamai Technologies, Inc.	483,025	48,254,198
	Amdocs Ltd.	435,967	38,447,930
	Analog Devices, Inc.	813,429	172,357,471
*	Aspen Technology, Inc.	26,785	7,059,187
	Cisco Systems, Inc.	8,816,508	534,280,385
	Cognizant Technology Solutions Corp., Class A	2,029,389	167,647,825
*	Coherent Corp.	189,065	17,108,492
	Corning, Inc.	3,596,426	187,301,866
	Entegris, Inc.	179,160	18,191,906
# *	F5, Inc.	86,022	25,570,900
*	First Solar, Inc.	434,650	72,812,568
*	Flex Ltd.	1,425,133	59,356,789
# *	GLOBALFOUNDRIES, Inc.	246,437	10,219,742
	Hewlett Packard Enterprise Co.	5,294,908	112,199,101
	HP, Inc.	614,987	19,987,078
	Intel Corp.	2,811,270	54,622,976
*	Keysight Technologies, Inc.	227,900	40,645,965
	Microchip Technology, Inc.	12,328	669,410
	Micron Technology, Inc.	1,884,555	171,946,798
*	Okta, Inc.	31,252	2,944,563
*	ON Semiconductor Corp.	1,522,026	79,662,841
*	Qorvo, Inc.	56,258	4,668,289
	Roper Technologies, Inc.	70,703	40,700,182
#	Salesforce, Inc.	1,260,606	430,749,070
	Skyworks Solutions, Inc.	424,600	37,687,496
	TD SYNNEX Corp.	53,561	7,632,978
	TE Connectivity PLC	1,322,543	195,696,688
*	Teledyne Technologies, Inc.	63,273	32,353,383
*	Trimble, Inc.	302,052	22,641,818
*	Twilio, Inc., Class A	143,650	21,056,217
*	Western Digital Corp.	665,886	43,369,155

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Zebra Technologies Corp., Class A	44,266	$17,349,616
*	Zoom Communications, Inc.	322,219	28,013,720
TOTAL INFORMATION TECHNOLOGY			2,859,008,634
MATERIALS — (7.1%)
	Air Products & Chemicals, Inc.	458,975	153,875,959
#	Albemarle Corp.	460,960	38,808,222
#	Amcor PLC	4,271,199	41,516,054
	Ball Corp.	628,173	34,989,236
	Celanese Corp.	48,583	3,451,336
	CF Industries Holdings, Inc.	740,370	68,269,518
	Corteva, Inc.	1,045,885	68,264,914
	CRH PLC (CRHCF US)	652,242	64,591,525
	Crown Holdings, Inc.	16,342	1,435,808
	Dow, Inc.	2,701,284	105,485,140
	DuPont de Nemours, Inc.	521,853	40,078,310
	Eastman Chemical Co.	627,497	62,530,076
	Freeport-McMoRan, Inc.	4,106,399	147,214,404
	Huntsman Corp.	8,221	138,359
	International Flavors & Fragrances, Inc.	322,806	28,113,175
#	International Paper Co.	919,514	51,152,564
	Linde PLC	428,516	191,169,558
	LyondellBasell Industries NV, Class A	1,334,667	101,034,292
	Martin Marietta Materials, Inc.	203,600	110,782,832
	Newmont Corp.	2,116,215	90,404,705
	Nucor Corp.	1,158,907	148,838,426
	Packaging Corp. of America	322,039	68,484,814
	PPG Industries, Inc.	847,238	97,754,320
	Reliance, Inc.	200,133	57,938,504
	Smurfit WestRock PLC	805,086	42,742,016
	Steel Dynamics, Inc.	721,001	92,432,328
	Vulcan Materials Co.	438,066	120,095,794
	Westlake Corp.	307,598	35,149,224
TOTAL MATERIALS			2,066,741,413
		Shares	Value†
REAL ESTATE — (0.6%)
*	CBRE Group, Inc., Class A	887,407	$128,443,289
*	CoStar Group, Inc.	261,257	20,012,286
*	Jones Lang LaSalle, Inc.	42,553	12,033,989
* »	Millrose Properties, Inc., Class A	425,839	3,960,298
*	Zillow Group, Inc. (Z US), Class C	194,438	15,986,692
*	Zillow Group, Inc. (ZG US), Class A	40,662	3,220,431
TOTAL REAL ESTATE			183,656,985
UTILITIES — (0.0%)
	MDU Resources Group, Inc.	20,335	362,370
	NRG Energy, Inc.	135,472	13,877,751
TOTAL UTILITIES			14,240,121
TOTAL COMMON STOCKS Cost ($17,989,847,024)			28,464,227,266

TEMPORARY CASH INVESTMENTS — (0.9%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.330%	258,280,266	258,280,266
SECURITIES LENDING COLLATERAL — (1.7%)
@ §	The DFA Short Term Investment Fund	42,788,411	494,976,341
TOTAL INVESTMENTS — (100.0%)
(Cost $18,743,072,452)^^			$29,217,483,873

†	See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
Ɏ	Represents 7 Day subsidized yield as of 1/31/25
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.

The U.S. Large Cap Value Series
CONTINUED
As of January 31, 2025, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	682	03/21/25	$206,203,275	$206,893,225	$689,950
Total Futures Contracts			$206,203,275	$206,893,225	$689,950
Summary of the Series' investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$1,787,008,178	—	—	$1,787,008,178
Consumer Discretionary	1,293,202,082	—	—	1,293,202,082
Consumer Staples	1,421,702,748	—	—	1,421,702,748
Energy	3,453,481,261	—	—	3,453,481,261
Financials	6,951,575,214	—	—	6,951,575,214
Health Care	4,551,349,314	—	—	4,551,349,314
Industrials	3,882,261,316	—	—	3,882,261,316
Information Technology	2,859,008,634	—	—	2,859,008,634
Materials	2,066,741,413	—	—	2,066,741,413
Real Estate	179,696,687	$3,960,298	—	183,656,985
Utilities	14,240,121	—	—	14,240,121
Temporary Cash Investments	258,280,266	—	—	258,280,266
Securities Lending Collateral	—	494,976,341	—	494,976,341
Total Investments in Securities	$28,718,547,234	$498,936,639	—	$29,217,483,873
Financial Instruments
Assets
Futures Contracts**	689,950	—	—	689,950
Total Financial Instruments	$689,950	—	—	$689,950
** Valued at the unrealized appreciation/(depreciation) on the investment.

The DFA International Value Series
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.2%)
AUSTRALIA — (6.2%)
#	Ampol Ltd.	174,022	$3,122,633
	ANZ Group Holdings Ltd.	3,720,839	70,262,723
	Aurizon Holdings Ltd.	9,364,075	18,951,206
	Bendigo & Adelaide Bank Ltd.	1,005,936	8,441,638
	BlueScope Steel Ltd.	2,848,550	37,197,178
	Challenger Ltd.	75,667	293,894
	Cleanaway Waste Management Ltd.	2,917,750	4,995,999
#	Endeavour Group Ltd.	471,070	1,228,780
	Evolution Mining Ltd.	7,618,788	26,475,979
	Fortescue Ltd.	919,953	10,773,909
	Harvey Norman Holdings Ltd.	2,061,472	6,598,044
	Incitec Pivot Ltd.	4,567,983	8,438,151
	National Australia Bank Ltd.	5,525,977	136,169,189
	New Hope Corp. Ltd.	73,549	219,278
	Northern Star Resources Ltd.	3,152,441	33,364,554
	Orica Ltd.	1,304,157	14,137,076
	Origin Energy Ltd.	3,333,076	21,496,241
	QBE Insurance Group Ltd.	1,965,327	25,367,955
	Rio Tinto Ltd.	459,873	33,120,479
	Santos Ltd.	12,014,353	52,021,606
	Sonic Healthcare Ltd.	1,382,634	24,289,757
	South32 Ltd. (S32 AU)	12,702,062	26,081,754
	Suncorp Group Ltd.	3,202,748	41,062,540
	TPG Telecom Ltd.	605,566	1,640,487
	Treasury Wine Estates Ltd.	104,315	692,024
	Westpac Banking Corp.	5,237,352	108,668,933
	Whitehaven Coal Ltd.	3,239,434	12,173,006
	Woodside Energy Group Ltd. (WDS AU)	3,367,473	51,322,924
	Worley Ltd.	703,008	6,246,666
#	Yancoal Australia Ltd.	1,212,278	4,832,395
TOTAL AUSTRALIA			789,686,998
AUSTRIA — (0.1%)
	Erste Group Bank AG	138,521	8,516,109
	OMV AG	215,960	8,893,102
TOTAL AUSTRIA			17,409,211
BELGIUM — (0.9%)
	Ageas SA	460,580	23,726,115
	Anheuser-Busch InBev SA (ABI BB)	417,114	20,553,864
		Shares	Value»
BELGIUM — (Continued)
	KBC Group NV	590,205	$45,273,297
	Solvay SA	91,828	2,806,605
	Syensqo SA	215,011	16,941,511
TOTAL BELGIUM			109,301,392
CANADA — (10.9%)
	Agnico Eagle Mines Ltd. (AEM US)	356,399	33,123,723
	AltaGas Ltd.	450,341	10,392,842
	ARC Resources Ltd.	183,197	3,137,423
	Bank of Montreal (BMO CN)	1,808	178,990
	Bank of Montreal (BMO US)	1,308,032	129,547,489
	Bank of Nova Scotia (BNS CN)	503,391	25,755,774
#	Bank of Nova Scotia (BNS US)	1,310,049	67,035,207
	Barrick Gold Corp. (ABX CN)	42,338	692,160
	Barrick Gold Corp. (GOLD US)	2,694,832	44,114,400
	Canadian Imperial Bank of Commerce (CM CN)	1,726,071	108,729,349
#	Canadian Imperial Bank of Commerce (CM US)	496,982	31,319,806
#	Canadian Tire Corp. Ltd., Class A	61,826	6,960,450
#	Cenovus Energy, Inc. (CVE US)	2,797,122	40,474,355
	Empire Co. Ltd., Class A	90,399	2,658,447
#	Endeavour Mining PLC	296,919	6,106,519
	Fairfax Financial Holdings Ltd.	88,482	119,099,871
*	First Quantum Minerals Ltd.	1,218,942	15,256,168
	iA Financial Corp., Inc.	357,153	32,981,391
	IGM Financial, Inc.	77,545	2,487,992
	Imperial Oil Ltd. (IMO US)	7,127	474,943
	Kinross Gold Corp. (K CN)	4,622,914	52,070,803
	Kinross Gold Corp. (KGC US)	428,096	4,828,923
	Lundin Mining Corp.	2,686,540	21,220,958
#	Magna International, Inc. (MGA US)	758,704	30,097,788

The DFA International Value Series
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Manulife Financial Corp. (MFC CN)	450,447	$13,469,864
	Manulife Financial Corp. (MFC US)	2,544,556	76,107,670
	MEG Energy Corp.	436,066	7,150,000
	Nutrien Ltd. (NTR US)	1,180,294	60,938,569
	Onex Corp.	88,109	6,757,842
	Pan American Silver Corp. (PAAS US)	148,184	3,439,351
	Saputo, Inc.	10,045	166,916
	Suncor Energy, Inc. (SU CN)	840,913	31,551,252
	Suncor Energy, Inc. (SU US)	2,343,254	88,012,620
	Teck Resources Ltd. (TECK US), Class B	1,857,253	75,924,503
	Teck Resources Ltd. (TECKB CN), Class B	3,183	130,027
	Toronto-Dominion Bank (TD CN)	308,375	17,592,026
#	Toronto-Dominion Bank (TD US)	2,515,433	143,555,761
	Tourmaline Oil Corp.	1,020,086	46,471,871
	West Fraser Timber Co. Ltd. (WFG CN)	150,880	13,081,769
#	West Fraser Timber Co. Ltd. (WFG US)	11,473	995,627
#	Whitecap Resources, Inc.	1,179,878	7,769,245
TOTAL CANADA			1,381,860,684
DENMARK — (2.5%)
#	AP Moller - Maersk AS (MAERSKA DC), Class A	3,341	4,834,911
#	AP Moller - Maersk AS (MAERSKB DC), Class B	3,510	5,183,841
	Carlsberg AS, Class B	315,817	33,079,019
	Coloplast AS, Class B	263,971	30,400,889
	Danske Bank AS	945,349	28,225,836
*	Demant AS	202,156	8,116,295
	DSV AS	387,189	77,133,540
*	Genmab AS (GMAB DC)	53,312	10,478,845
	H Lundbeck AS (HLUNB DC)	90,194	551,929
#	Novonesis (Novozymes) B	925,882	53,083,620
	Pandora AS	212,012	40,561,760
	Rockwool AS (ROCKA DC), Class A	91	32,281
	Rockwool AS (ROCKB DC), Class B	18,941	6,707,295
	Tryg AS	391,091	7,922,935
		Shares	Value»
DENMARK — (Continued)
*	Vestas Wind Systems AS	1,218,319	$16,757,528
*	Zealand Pharma AS	1,850	187,990
TOTAL DENMARK			323,258,514
FINLAND — (0.7%)
#	Nokia OYJ (NOK US), Sponsored ADR	1,331,054	6,122,848
	Nokia OYJ (NOKIA FH)	10,009,206	47,197,863
	Nordea Bank Abp (NDA FH)	290,012	3,449,418
	Nordea Bank Abp (NDA SS)	2,159,163	25,709,955
	Stora Enso OYJ, Class R	1,009,352	11,178,834
TOTAL FINLAND			93,658,918
FRANCE — (10.0%)
*	Alstom SA	61,778	1,222,765
Ω	Amundi SA	67,754	4,769,596
	BNP Paribas SA	1,245,833	85,102,443
	Bollore SE	1,793,750	10,597,475
	Bouygues SA	917,705	29,170,517
*	Canal & SA	546,690	1,245,532
	Carrefour SA	1,727,818	24,616,890
	Cie de Saint-Gobain SA	1,753,845	164,464,006
	Cie Generale des Etablissements Michelin SCA	2,740,740	95,314,728
	Credit Agricole SA	1,088,951	16,393,492
	Eiffage SA	284,086	25,379,358
	Engie SA	5,538,594	91,430,456
*	Louis Hachette Group	546,690	731,152
	Orange SA (ORA FP)	6,501,854	69,924,217
	Pernod Ricard SA	71,038	8,113,197
	Publicis Groupe SA (PUB FP)	330,272	35,125,058
	Renault SA	692,307	35,541,468
	Rexel SA	591,057	15,647,577
	Sanofi SA (SAN FP)	1,163,191	126,417,970
	Societe Generale SA	2,007,247	64,974,657
	TotalEnergies SE (TTE FP)	6,315,946	365,896,330
	Vivendi SE	546,690	1,545,214
TOTAL FRANCE			1,273,624,098
GERMANY — (6.2%)
	BASF SE	2,214,880	106,707,841
	Bayer AG	583,862	13,064,864
	Bayerische Motoren Werke AG	772,997	62,774,774
	Brenntag SE	38,871	2,445,762
#	Commerzbank AG	3,266,752	63,077,868
	Continental AG	292,396	20,781,497

The DFA International Value Series
CONTINUED
		Shares	Value»
GERMANY — (Continued)
*	Covestro AG	486,865	$29,950,884
	Daimler Truck Holding AG	1,908,515	84,046,110
	Deutsche Bank AG (DB US)	991,816	19,370,166
	Deutsche Bank AG (DBK GR)	1,767,325	34,591,558
#	Deutsche Lufthansa AG	524,114	3,399,804
	Deutsche Post AG	940,660	33,866,405
# Ω	DWS Group GmbH & Co. KGaA	19,253	950,169
	E.ON SE	2,183,936	25,868,314
	Evonik Industries AG	111,359	2,091,085
	Fresenius Medical Care AG (FME GR)	364,380	18,100,501
*	Fresenius SE & Co. KGaA	565,563	21,641,560
# Ω	Hapag-Lloyd AG	11,832	1,704,801
	Heidelberg Materials AG	490,528	69,025,134
	Henkel AG & Co. KGaA	127,917	9,881,242
	Mercedes-Benz Group AG	2,274,026	138,352,055
	RWE AG	547,976	16,981,091
*	Talanx AG	65,949	5,601,759
	Volkswagen AG	83,767	8,772,255
TOTAL GERMANY			793,047,499
HONG KONG — (1.2%)
	BOC Hong Kong Holdings Ltd.	7,678,000	24,959,127
#	Cathay Pacific Airways Ltd.	7,060,999	9,533,445
	CK Asset Holdings Ltd.	2,522,803	10,541,341
	CK Hutchison Holdings Ltd.	5,844,984	29,433,527
Ω	ESR Group Ltd.	1,613,600	2,483,602
	Henderson Land Development Co. Ltd.	1,643,485	4,558,162
	MTR Corp. Ltd.	1,450,433	4,547,003
	Sino Land Co. Ltd.	5,938,656	5,695,344
	Sun Hung Kai Properties Ltd.	1,662,420	14,860,943
	Swire Pacific Ltd. (19 HK), Class A	1,252,000	10,873,238
	Swire Pacific Ltd. (87 HK), Class B	2,672,500	3,752,527
Ω	WH Group Ltd.	30,645,196	23,906,151
	Xinyi Glass Holdings Ltd.	1,118,126	1,034,917
TOTAL HONG KONG			146,179,327
		Shares	Value»
IRELAND — (0.2%)
	AIB Group PLC	1,075,655	$6,325,064
	Bank of Ireland Group PLC	1,372,863	13,641,017
TOTAL IRELAND			19,966,081
ISRAEL — (0.8%)
	Bank Hapoalim BM	1,744,949	22,385,407
	Bank Leumi Le-Israel BM	2,824,004	35,342,173
#	Clal Insurance Enterprises Holdings Ltd.	228,957	5,990,295
	Delek Group Ltd.	39,719	5,801,290
	Harel Insurance Investments & Financial Services Ltd.	439,361	6,968,318
	Israel Discount Bank Ltd., Class A	3,035,053	22,190,162
#	Migdal Insurance & Financial Holdings Ltd.	1,344,878	2,764,404
	Phoenix Financial Ltd.	304,192	5,138,245
TOTAL ISRAEL			106,580,294
ITALY — (2.3%)
	Banco BPM SpA	2,118,518	18,622,191
	BPER Banca SpA	85,983	585,733
	Eni SpA (ENI IM)	4,267,250	60,076,192
	Stellantis NV (STLA US)	208,034	2,731,486
#	Stellantis NV (STLA UX)	2,546,971	33,441,729
	Stellantis NV (STLAM IM)	3,233,234	43,169,782
	Tenaris SA (TS US), ADR	50,320	1,896,058
	UniCredit SpA	2,917,672	133,989,014
TOTAL ITALY			294,512,185
JAPAN — (21.1%)
	Acom Co. Ltd.	136,600	336,857
#	AGC, Inc.	891,869	25,765,496
	Air Water, Inc.	356,186	4,440,830
	Aisin Corp.	1,908,300	21,585,933
	Alfresa Holdings Corp.	235,599	3,225,106
	Amada Co. Ltd.	1,065,300	10,999,738
	Asahi Group Holdings Ltd.	3,950,274	42,786,743
	Asahi Kasei Corp.	3,679,587	24,990,418
	Bridgestone Corp.	823,700	29,546,858
	Brother Industries Ltd.	752,500	13,259,012
	Canon Marketing Japan, Inc.	139,900	4,594,520
	Chiba Bank Ltd.	1,064,000	9,061,711

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Coca-Cola Bottlers Japan Holdings, Inc.	217,357	$3,381,909
	COMSYS Holdings Corp.	133,599	2,776,079
	Concordia Financial Group Ltd.	1,803,900	10,474,209
	Cosmo Energy Holdings Co. Ltd.	273,700	11,817,641
	Credit Saison Co. Ltd.	493,392	11,630,304
	Dai Nippon Printing Co. Ltd.	488,200	7,215,297
	Daicel Corp.	617,900	5,467,594
	Dai-ichi Life Holdings, Inc.	1,239,947	33,856,978
	Daiwa House Industry Co. Ltd.	1,057,400	33,312,060
	Daiwa Securities Group, Inc.	977,900	7,079,173
	Denso Corp.	789,100	10,919,954
	Dowa Holdings Co. Ltd.	2,600	77,429
	ENEOS Holdings, Inc.	9,886,903	49,704,580
	EXEO Group, Inc.	153,100	1,671,599
	Fuji Media Holdings, Inc.	49,800	702,422
	FUJIFILM Holdings Corp.	845,500	18,627,292
	Fukuoka Financial Group, Inc.	260,600	7,072,761
	Fuyo General Lease Co. Ltd.	34,600	2,578,758
	Gunma Bank Ltd.	260,300	1,869,043
	Hachijuni Bank Ltd.	651,143	4,261,456
#	Hakuhodo DY Holdings, Inc.	225,299	1,672,697
	Hankyu Hanshin Holdings, Inc.	635,300	16,164,950
	Haseko Corp.	739,472	9,706,303
	Hitachi Construction Machinery Co. Ltd.	324,999	7,782,004
	Honda Motor Co. Ltd. (7267 JP)	10,142,400	95,999,291
	Hulic Co. Ltd.	90,700	799,387
	Ibiden Co. Ltd.	32,900	964,726
	Idemitsu Kosan Co. Ltd.	3,113,310	20,778,733
	Iida Group Holdings Co. Ltd.	267,151	4,046,525
	INFRONEER Holdings, Inc.	175,921	1,326,171
	Inpex Corp.	2,928,883	34,953,428
	Isuzu Motors Ltd.	1,933,200	25,990,666
	Iwatani Corp.	246,200	2,696,002
	Iyogin Holdings, Inc.	184,600	1,957,976
	J Front Retailing Co. Ltd.	828,217	11,604,205
	Japan Airlines Co. Ltd.	295,000	4,840,271
		Shares	Value»
JAPAN — (Continued)
	Japan Post Bank Co. Ltd.	141,100	$1,459,525
	Japan Post Holdings Co. Ltd.	1,397,610	14,596,647
	Japan Post Insurance Co. Ltd.	134,400	2,619,138
	JFE Holdings, Inc.	1,516,060	17,532,383
	JTEKT Corp.	139,736	1,098,445
	Kajima Corp.	776,800	13,812,335
	Kamigumi Co. Ltd.	315,700	6,878,007
	Kandenko Co. Ltd.	51,900	830,671
#	Kawasaki Kisen Kaisha Ltd.	693,700	8,778,577
	Kinden Corp.	224,100	4,584,198
#	Kobe Steel Ltd.	1,128,377	12,014,319
	Koito Manufacturing Co. Ltd.	559,701	7,359,881
	Komatsu Ltd.	510,500	15,398,337
	Kubota Corp. (6326 JP)	2,580,731	32,370,955
	Kuraray Co. Ltd.	1,303,291	19,080,285
	Kyocera Corp.	1,070,000	11,106,377
	Kyoto Financial Group, Inc.	454,716	6,838,126
	Kyudenko Corp.	6,700	227,436
	Kyushu Financial Group, Inc.	466,300	2,358,755
	Lixil Corp.	764,485	8,604,947
	LY Corp.	2,270,800	6,632,842
	Mabuchi Motor Co. Ltd.	43,000	590,526
	Marubeni Corp.	542,500	8,065,650
	Mazda Motor Corp.	1,899,556	12,987,982
	Mebuki Financial Group, Inc.	1,565,010	6,919,715
	Medipal Holdings Corp.	285,450	4,291,655
	MEIJI Holdings Co. Ltd.	412,800	8,308,635
	Mitsubishi Chemical Group Corp.	3,797,747	19,397,590
	Mitsubishi Corp.	1,892,200	30,179,115
	Mitsubishi Electric Corp.	1,114,400	18,266,091
	Mitsubishi Estate Co. Ltd.	1,327,941	19,296,302
	Mitsubishi Gas Chemical Co., Inc.	554,400	9,688,690
	Mitsubishi HC Capital, Inc.	2,653,300	17,644,662
	Mitsubishi Logistics Corp.	530,500	3,789,885
	Mitsubishi Motors Corp.	2,017,190	5,983,272
	Mitsubishi UFJ Financial Group, Inc. (8306 JP)	11,282,250	142,679,737

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Mitsubishi UFJ Financial Group, Inc. (MUFG US), Sponsored ADR	1,962,417	$24,746,078
	Mitsui & Co. Ltd. (MITSY US), Sponsored ADR	18,174	7,159,829
	Mitsui Chemicals, Inc.	812,360	17,814,612
	Mitsui Fudosan Co. Ltd.	2,618,100	23,630,419
	Mitsui OSK Lines Ltd.	830,300	28,215,850
	Mizuho Financial Group, Inc. (8411 JP)	2,442,180	67,247,400
	MS&AD Insurance Group Holdings, Inc.	1,119,259	23,206,601
	Nagase & Co. Ltd.	25,200	473,330
	NGK Insulators Ltd.	711,500	9,130,202
	NH Foods Ltd.	272,867	8,906,196
	NHK Spring Co. Ltd.	274,000	3,492,268
#	Nikon Corp.	557,100	5,968,488
	Nippon Electric Glass Co. Ltd.	83,799	1,800,093
	NIPPON EXPRESS HOLDINGS, Inc.	925,869	15,006,535
	Nippon Steel Corp.	1,422,993	29,539,877
	Nippon Yusen KK	1,107,000	34,741,568
#	Nissan Motor Co. Ltd.	5,931,479	16,231,047
	Nisshin Seifun Group, Inc.	297,356	3,343,953
	Niterra Co. Ltd.	373,000	12,302,380
	NOK Corp.	164,265	2,485,409
	Nomura Holdings, Inc. (8604 JP)	3,219,302	20,929,917
	Nomura Real Estate Holdings, Inc.	567,300	15,078,061
	NSK Ltd.	65,291	283,416
	Obayashi Corp.	420,882	5,652,497
	Oji Holdings Corp.	3,428,000	13,844,905
	Ono Pharmaceutical Co. Ltd.	471,399	4,904,135
	Open House Group Co. Ltd.	122,500	4,007,402
	ORIX Corp. (8591 JP)	1,961,300	41,428,193
	Panasonic Holdings Corp.	4,215,499	43,013,761
	Resona Holdings, Inc.	4,095,139	30,395,933
	Resonac Holdings Corp.	803,024	19,466,654
	Ricoh Co. Ltd.	1,843,900	21,146,431
	Rinnai Corp.	46,600	1,027,198
	Rohm Co. Ltd.	315,406	3,003,835
	SBI Holdings, Inc.	421,699	12,156,248
	Seiko Epson Corp.	883,632	15,968,359
	Seino Holdings Co. Ltd.	411,100	6,205,850
		Shares	Value»
JAPAN — (Continued)
	Sekisui Chemical Co. Ltd.	447,100	$7,409,600
#	Sekisui House Ltd.	1,446,900	33,254,061
	Seven & i Holdings Co. Ltd.	1,868,900	29,834,660
	Shimamura Co. Ltd.	102,000	5,803,895
	Shimizu Corp.	548,226	4,753,274
	Shizuoka Financial Group, Inc.	745,600	6,652,569
	SoftBank Group Corp.	812,500	49,669,477
	Sohgo Security Services Co. Ltd.	68,100	457,465
	Sojitz Corp.	655,840	13,480,510
	Sompo Holdings, Inc.	194,668	5,428,522
	Stanley Electric Co. Ltd.	456,100	7,608,173
	Subaru Corp.	1,910,384	33,277,742
#	SUMCO Corp.	1,056,873	7,802,903
	Sumitomo Chemical Co. Ltd.	1,337,788	2,893,783
	Sumitomo Corp.	1,500,200	32,524,691
	Sumitomo Electric Industries Ltd.	2,893,100	54,049,244
	Sumitomo Forestry Co. Ltd.	598,600	20,463,562
#	Sumitomo Heavy Industries Ltd.	445,617	9,183,146
	Sumitomo Metal Mining Co. Ltd.	391,264	8,934,935
	Sumitomo Mitsui Financial Group, Inc. (8316 JP)	5,473,300	134,879,061
	Sumitomo Mitsui Trust Group, Inc.	1,048,087	26,354,460
	Sumitomo Realty & Development Co. Ltd.	988,700	34,162,951
	Sumitomo Rubber Industries Ltd.	706,155	8,231,715
	Suntory Beverage & Food Ltd.	14,300	444,191
	Suzuken Co. Ltd.	102,500	3,199,367
	Suzuki Motor Corp.	1,698,900	20,329,362
	T&D Holdings, Inc.	53,700	1,021,633
	Taiheiyo Cement Corp.	330,146	8,314,797
#	Takashimaya Co. Ltd.	859,200	7,294,512
	Takeda Pharmaceutical Co. Ltd. (4502 JP)	2,657,771	71,494,076
	TBS Holdings, Inc.	57,200	1,556,217
	Tokyo Century Corp.	400,800	3,879,167
	Tokyo Tatemono Co. Ltd.	870,300	13,420,993
	Tokyu Fudosan Holdings Corp.	2,665,000	17,111,120
	TOPPAN Holdings, Inc.	587,100	16,478,124

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Toray Industries, Inc.	2,171,900	$15,070,755
	Tosoh Corp.	958,800	12,756,645
#	TOTO Ltd.	129,800	3,172,733
	Toyo Seikan Group Holdings Ltd.	385,349	5,850,912
	Toyo Tire Corp.	334,200	5,493,364
	Toyoda Gosei Co. Ltd.	188,300	3,365,327
	Toyota Boshoku Corp.	234,200	3,108,600
	Toyota Industries Corp.	158,900	13,258,141
	Toyota Motor Corp. (7203 JP)	4,942,338	93,753,727
	Toyota Tsusho Corp.	1,509,900	25,501,655
	Yamada Holdings Co. Ltd.	681,528	2,001,104
	Yamaguchi Financial Group, Inc.	157,706	1,757,515
	Yamaha Motor Co. Ltd.	2,888,700	24,165,739
	Yamato Holdings Co. Ltd.	620,700	7,434,724
	Yamato Kogyo Co. Ltd.	72,400	3,582,767
	Yokohama Rubber Co. Ltd.	564,500	12,709,108
TOTAL JAPAN			2,687,236,492
NETHERLANDS — (3.9%)
Ω	ABN AMRO Bank NV	662,452	11,111,386
	Aegon Ltd. (AEG US)	31,012	201,578
#	Aegon Ltd. (AGN NA)	2,863,375	18,693,527
	Akzo Nobel NV	277,853	15,781,483
	ArcelorMittal SA (MT NA)	317,689	7,918,430
#	ArcelorMittal SA (MT US)	640,003	15,814,477
	ASR Nederland NV	606,480	29,885,520
	Coca-Cola Europacific Partners PLC	96,373	7,570,517
	HAL Trust	4,073	505,139
*	Havas NV	546,690	861,480
	Heineken NV	356,789	24,788,862
	ING Groep NV (INGA NA)	4,971,616	82,632,669
	JDE Peet's NV	131,691	2,300,117
	Koninklijke Ahold Delhaize NV (AD NA)	4,003,663	141,927,447
	Koninklijke KPN NV	7,233,183	26,173,432
# *	Koninklijke Philips NV (PHG US)	615,480	16,974,938
*	Koninklijke Philips NV (PHIA NA)	1,409,416	38,846,688
	NN Group NV	906,268	41,594,298
	Prosus NV (PRX NA)	106,735	4,077,013
	Randstad NV	193,411	8,349,556
TOTAL NETHERLANDS			496,008,557
		Shares	Value»
NEW ZEALAND — (0.2%)
	Auckland International Airport Ltd.	2,405,917	$11,733,625
	Chorus Ltd. (CNU NZ)	119,619	584,600
*	Fletcher Building Ltd. (FBU NZ)	1,654,243	2,662,365
#	Fonterra Co-Operative Group Ltd.	293,628	824,743
#	Infratil Ltd.	482,049	3,046,662
#	Mercury NZ Ltd.	256,067	910,397
	Meridian Energy Ltd.	255,634	849,939
*	Ryman Healthcare Ltd.	75,725	185,935
	Summerset Group Holdings Ltd.	181,691	1,329,296
TOTAL NEW ZEALAND			22,127,562
NORWAY — (0.7%)
	Aker BP ASA	622,602	12,995,221
	Aker Solutions ASA	142,451	404,470
	Austevoll Seafood ASA	108,546	1,060,284
Ω	Bw Lpg Ltd.	7,614	96,469
Ω	BW LPG Ltd.	325,899	4,115,865
	DNB Bank ASA	1,429,755	30,368,969
	Golden Ocean Group Ltd.	186,950	1,733,547
	Hafnia Ltd.	97,782	515,300
	Norsk Hydro ASA	2,197,036	12,958,018
	SpareBank 1 Sor-Norge ASA	354,504	5,052,847
	Stolt-Nielsen Ltd.	146,023	3,773,533
	Subsea 7 SA	573,605	9,462,383
	TGS ASA	123,732	1,245,258
	Wallenius Wilhelmsen ASA	540,692	4,352,131
	Wilh Wilhelmsen Holding ASA, Class A	6,931	251,845
#	Yara International ASA	159,953	4,787,951
TOTAL NORWAY			93,174,091
PORTUGAL — (0.1%)
	EDP Renovaveis SA	279,540	2,615,361
	Galp Energia SGPS SA	454,681	7,609,616
TOTAL PORTUGAL			10,224,977
SINGAPORE — (1.1%)
	CapitaLand Investment Ltd.	2,461,400	4,431,196
	City Developments Ltd.	819,000	3,036,225
	Genting Singapore Ltd.	361,300	200,063
	Hongkong Land Holdings Ltd.	1,707,100	7,428,307

The DFA International Value Series
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Jardine Cycle & Carriage Ltd.	198,500	$4,063,981
	Keppel Ltd.	5,705,800	28,344,643
	Olam Group Ltd.	82,200	70,120
	Oversea-Chinese Banking Corp. Ltd.	1,792,200	22,859,109
*	Seatrium Ltd.	3,882,814	6,347,024
	United Overseas Bank Ltd.	1,606,700	44,167,606
	UOL Group Ltd.	974,274	3,633,505
	Wilmar International Ltd.	6,049,500	13,829,531
TOTAL SINGAPORE			138,411,310
SPAIN — (2.9%)
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	6,651,895	75,731,535
#	Banco Bilbao Vizcaya Argentaria SA (BBVA US), Sponsored ADR	690,467	7,829,896
	Banco de Sabadell SA	862,269	2,032,518
	Banco Santander SA (SAN SM)	33,828,020	173,351,810
	Banco Santander SA (SAN US), Sponsored ADR	219,342	1,116,451
	CaixaBank SA	8,900,116	53,875,594
	Repsol SA (REP SM)	4,633,973	53,855,525
TOTAL SPAIN			367,793,329
SWEDEN — (2.2%)
	Billerud Aktiebolag	245,580	2,521,413
	Boliden AB	994,756	29,877,782
	Bure Equity AB	50,275	1,829,052
	Essity AB (ESSITYB SS), Class B	767,530	19,438,285
	Getinge AB, Class B	159,027	3,122,814
	Hexagon AB, Class B	623,474	7,218,412
	Hexpol AB	77,663	726,648
	Holmen AB (HOLMA SS), Class A	5,562	206,055
	Holmen AB (HOLMB SS), Class B	176,174	6,675,345
	Husqvarna AB (HUSQB SS), Class B	817,126	4,351,313
	Loomis AB	222,844	7,092,737
	Pandox AB	118,934	2,165,737
	Securitas AB, Class B	1,012,806	12,885,968
	Skandinaviska Enskilda Banken AB (SEBA SS), Class A	2,936,221	41,618,728
		Shares	Value»
SWEDEN — (Continued)
	Skandinaviska Enskilda Banken AB (SEBC SS), Class C	14,462	$210,943
	Skanska AB, Class B	730,459	15,649,960
#	SKF AB (SKFB SS), Class B	1,204,906	24,336,422
	SSAB AB (SSABA SS), Class A	564,486	2,711,950
	SSAB AB (SSABB SS), Class B	1,830,262	8,633,674
	Svenska Cellulosa AB SCA (SCAA SS), Class A	34,534	471,336
	Svenska Cellulosa AB SCA (SCAB SS), Class B	594,134	8,182,608
	Svenska Handelsbanken AB (SHBA SS), Class A	1,335,980	14,780,846
#	Svenska Handelsbanken AB (SHBB SS), Class B	37,204	557,255
#	Swedbank AB, Class A	1,001,439	21,804,775
#	Telefonaktiebolaget LM Ericsson (ERIC US), Sponsored ADR	208,667	1,562,916
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	773,841	5,826,927
	Telia Co. AB	5,083,177	14,975,635
	Trelleborg AB, Class B	526,013	19,805,557
	Vitrolife AB	25,730	516,137
	Volvo AB (VOLVA SS), Class A	65,426	1,804,809
# *	Volvo Car AB, Class B	982,288	2,223,587
TOTAL SWEDEN			283,785,626
SWITZERLAND — (10.1%)
#	Alcon AG	598,395	54,589,561
	Baloise Holding AG	100,891	18,409,665
	Banque Cantonale Vaudoise	12,011	1,212,092
#	Barry Callebaut AG	2,368	2,603,080
	Cie Financiere Richemont SA, Class A	787,983	152,331,714
	DSM-Firmenich AG	174,413	17,805,707
	Helvetia Holding AG	2,186	381,446
	Holcim AG (HOLN FP)	375,078	37,864,037
	Holcim AG (HOLN SW)	895,794	89,780,002
	Julius Baer Group Ltd.	481,801	33,853,417
	Lonza Group AG	91,942	58,299,697

The DFA International Value Series
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Novartis AG (NOVN SW)	1,298,800	$135,954,176
#	Novartis AG (NVS US), Sponsored ADR	471,678	49,394,120
	Sandoz Group AG (SDZ SW)	305,284	14,616,200
	Sandoz Group AG (SDZNY US), ADR	275,714	13,170,858
	SIG Group AG	20,660	450,563
#	Swatch Group AG (UHR SW)	1,718	318,278
	Swatch Group AG (UHRN SW)	48,868	1,783,679
	Swiss Life Holding AG	81,310	66,384,739
	Swiss Prime Site AG	90,301	10,308,907
	Swiss Re AG	598,465	91,366,035
	Swisscom AG	94,854	53,378,050
# *	UBS Group AG (UBS US)	262,943	9,313,420
#	UBS Group AG (UBSG SW)	4,806,320	169,468,585
	Zurich Insurance Group AG	331,557	200,911,780
TOTAL SWITZERLAND			1,283,949,808
UNITED KINGDOM — (12.9%)
	3i Group PLC	26,193	1,258,398
	Anglo American PLC	1,263,029	36,982,987
	Associated British Foods PLC	99,321	2,330,522
	Barclays PLC (BARC LN)	6,566,965	24,067,888
	Barclays PLC (BCS US), Sponsored ADR	3,590,042	52,701,816
	Barratt Redrow PLC	1,172,367	6,567,262
	BP PLC (BP LN)	7,690,578	39,785,606
	BP PLC (BP US), Sponsored ADR	2,070,628	64,313,706
	British American Tobacco PLC (BATS LN)	2,449,842	97,199,772
	British American Tobacco PLC (BTI US), Sponsored ADR	160,135	6,347,751
	BT Group PLC	26,353,717	46,188,874
	Centrica PLC	2,587,352	4,547,285
	DS Smith PLC	4,251,087	30,485,792
# *	Flutter Entertainment PLC	2,095	561,963
	Glencore PLC	12,424,779	53,680,583
	HSBC Holdings PLC (HSBA LN)	11,272,844	117,734,903
#	HSBC Holdings PLC (HSBC US), Sponsored ADR	2,088,271	109,488,048
	Shares	Value»
UNITED KINGDOM — (Continued)
Investec PLC	36,010	$231,352
J Sainsbury PLC	5,562,104	17,469,156
Kingfisher PLC	6,401,753	19,448,687
Lloyds Banking Group PLC (LLOY LN)	141,879,076	109,085,734
Lloyds Banking Group PLC (LYG US), ADR	1,844,768	5,626,542
M&G PLC	1,648,949	4,247,918
Mondi PLC	442,742	6,891,596
NatWest Group PLC (NWG LN)	17,842,087	95,127,777
NatWest Group PLC (NWG US), Sponsored ADR	1,170,624	12,619,327
# Pearson PLC (PSO US), Sponsored ADR	427,016	7,118,357
Shell PLC (SHEL LN)	307,658	10,101,867
Shell PLC (SHEL US), ADR	8,154,062	536,944,983
Standard Chartered PLC	3,879,521	52,177,669
Taylor Wimpey PLC	6,600,738	9,775,671
Vodafone Group PLC (VOD LN)	52,212,398	44,482,083
Vodafone Group PLC (VOD US), Sponsored ADR	1,141,673	9,749,890
Whitbread PLC	29,111	1,009,761
TOTAL UNITED KINGDOM		1,636,351,526
UNITED STATES — (0.0%)
Smurfit WestRock PLC	94,096	4,995,557
TOTAL COMMON STOCKS		12,373,144,036
PREFERRED STOCKS — (0.6%)
GERMANY — (0.6%)
Bayerische Motoren Werke AG, 8.168%	141,667	10,764,273
Henkel AG & Co. KGaA, 2.202%	368,277	32,181,361
Porsche Automobil Holding SE, 6.716%	98,226	3,881,973
Volkswagen AG, 9.258%	301,742	30,767,395
TOTAL GERMANY		77,595,002
TOTAL INVESTMENT SECURITIES (Cost $9,406,589,745)		12,450,739,038

The DFA International Value Series
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (2.2%)
@ §	The DFA Short Term Investment Fund	24,702,986	$285,764,147
TOTAL INVESTMENTS — (100.0%)
(Cost $9,692,331,348)^^			$12,736,503,185

ADR	American Depositary Receipt

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has
been deemed liquid based upon the Fund’s Liquidity
Guidelines. The liquidity determination is unaudited.

†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
As of January 31, 2025, The DFA International Value Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	383	03/21/25	$116,319,341	$116,187,838	$(131,503)
Total Futures Contracts			$116,319,341	$116,187,838	$(131,503)
As of January 31, 2025, the value of Rule 144A securities amounted to $49,138,039 or 0.4% of net assets.
Summary of the Series' investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	—	$789,686,998	—	$789,686,998
Austria	—	17,409,211	—	17,409,211
Belgium	—	109,301,392	—	109,301,392
Canada	$1,381,860,684	—	—	1,381,860,684
Denmark	—	323,258,514	—	323,258,514
Finland	6,122,848	87,536,070	—	93,658,918
France	731,152	1,272,892,946	—	1,273,624,098
Germany	49,321,050	743,726,449	—	793,047,499
Hong Kong	—	146,179,327	—	146,179,327
Ireland	—	19,966,081	—	19,966,081
Israel	—	106,580,294	—	106,580,294
Italy	38,069,273	256,442,912	—	294,512,185
Japan	31,905,907	2,655,330,585	—	2,687,236,492
Netherlands	33,852,473	462,156,084	—	496,008,557
New Zealand	—	22,127,562	—	22,127,562
Norway	96,469	93,077,622	—	93,174,091
Portugal	—	10,224,977	—	10,224,977
Singapore	—	138,411,310	—	138,411,310
Spain	8,946,347	358,846,982	—	367,793,329
Sweden	1,562,916	282,222,710	—	283,785,626
Switzerland	80,969,034	1,202,980,774	—	1,283,949,808
United Kingdom	804,910,420	831,441,106	—	1,636,351,526
United States	4,995,557	—	—	4,995,557

The DFA International Value Series
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Germany	—	$77,595,002	—	$77,595,002
Securities Lending Collateral	—	285,764,147	—	285,764,147
Total Investments in Securities	$2,443,344,130	$10,293,159,055	—	$12,736,503,185
Financial Instruments
Liabilities
Futures Contracts**	$(131,503)	—	—	(131,503)
Total Financial Instruments	$(131,503)	—	—	$(131,503)
** Valued at the unrealized appreciation/(depreciation) on the investment.

The Japanese Small Company Series
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.5%)
COMMUNICATION SERVICES — (1.9%)
#	Akatsuki, Inc.	30,900	$589,948
*	AlphaPolis Co. Ltd.	22,500	149,598
	Amuse, Inc.	36,179	354,384
	Anycolor, Inc.	95,300	1,948,609
#	Asahi Net, Inc.	97,200	408,139
	Atrae, Inc.	84,200	402,703
	Avex, Inc.	9,300	86,402
# *	Bank of Innovation, Inc.	6,200	257,133
	Broadmedia Corp.	15,821	197,662
#	Ceres, Inc.	41,400	772,811
	COLOPL, Inc.	230,700	732,772
# *	Cover Corp.	105,900	1,894,855
	Daiichikosho Co. Ltd.	275,835	3,211,113
#	Digital Holdings, Inc.	37,800	321,039
#	Fibergate, Inc.	31,800	190,339
	Freebit Co. Ltd.	65,800	566,034
# *	GA Technologies Co. Ltd.	52,800	516,819
#	giftee, Inc.	73,900	654,431
	GREE Holdings, Inc.	319,800	954,845
# *	Gumi, Inc.	20,000	55,350
*	GungHo Online Entertainment, Inc.	187,400	3,929,931
#	IG Port, Inc.	46,300	718,179
	Imagica Group, Inc.	70,100	247,517
	i-mobile Co. Ltd.	157,700	489,880
	Intage Holdings, Inc.	56,300	578,897
#	IPS, Inc.	20,299	334,137
#	ITmedia, Inc.	38,700	414,564
# *	Japan Communications, Inc.	660,500	529,784
#	Kamakura Shinsho Ltd.	76,100	248,383
# *	KLab, Inc.	146,900	138,526
	LIFULL Co. Ltd.	209,900	269,143
	Macbee Planet, Inc.	20,000	417,401
	Macromill, Inc.	146,497	1,179,561
	MarkLines Co. Ltd.	68,300	969,336
#	Marvelous, Inc.	142,900	530,341
	MIXI, Inc.	209,200	4,337,977
	MTI Ltd.	11,900	79,157
# *	NexTone, Inc.	13,600	122,125
	Okinawa Cellular Telephone Co.	155,400	4,266,957
	Oricon, Inc.	23,100	119,192
#	Port, Inc.	49,300	609,023
*	PR Times Corp.	7,874	109,772
	Proto Corp.	156,700	1,259,659
#	Septeni Holdings Co. Ltd.	80,800	207,127
		Shares	Value»
COMMUNICATION SERVICES — (Continued)
#	Sharingtechnology, Inc.	52,900	$304,961
	SKY Perfect JSAT Holdings, Inc.	879,800	5,271,209
	Toei Co. Ltd.	49,300	1,807,959
#	Tohokushinsha Film Corp.	284,400	1,167,848
	Tow Co. Ltd.	92,400	185,521
	TV Asahi Holdings Corp.	98,100	1,550,875
	Tv Tokyo Holdings Corp.	59,200	1,222,074
#	U-Next Holdings Co. Ltd.	355,800	4,263,019
	ValueCommerce Co. Ltd.	105,400	818,334
#	Vector, Inc.	137,600	922,008
	Vision, Inc.	147,900	1,109,998
	Wowow, Inc.	21,800	140,753
	Zenrin Co. Ltd.	134,950	766,681
	ZIGExN Co. Ltd.	266,900	795,187
TOTAL COMMUNICATION SERVICES			56,697,982
CONSUMER DISCRETIONARY — (16.4%)
#	&Do Holdings Co. Ltd.	41,600	322,566
	AB&Company Co. Ltd.	2,500	13,343
#	Adastria Co. Ltd.	162,720	3,477,570
#	Adventure, Inc.	12,300	295,483
#	Aeon Fantasy Co. Ltd.	38,232	704,805
#	Aeon Kyushu Co. Ltd.	5,500	93,457
#	Ahresty Corp.	78,198	305,817
	Ainavo Holdings Co. Ltd.	11,200	46,520
#	Airtrip Corp.	44,700	356,682
#	Aisan Industry Co. Ltd.	202,200	2,484,560
# *	Akebono Brake Industry Co. Ltd.	221,401	160,845
#	Alleanza Holdings Co. Ltd.	73,100	520,703
	Alpen Co. Ltd.	86,400	1,186,732
	Alpha Corp.	19,600	145,402
	Amiyaki Tei Co. Ltd.	68,942	708,189
	AOKI Holdings, Inc.	173,700	1,469,841
	Aoyama Trading Co. Ltd.	184,400	2,596,979
	Arata Corp.	168,600	3,436,402
	ARCLANDS Corp.	248,376	2,750,774
#	Asahi Co. Ltd.	89,500	856,028
#	Ashimori Industry Co. Ltd.	26,599	497,233
	ASKUL Corp.	227,500	2,493,947

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Asti Corp.	12,200	$149,474
*	Atsugi Co. Ltd.	8,900	59,465
#	Aucnet, Inc.	64,600	1,092,804
	Autobacs Seven Co. Ltd.	384,200	3,683,591
#	Avantia Co. Ltd.	33,100	165,937
#	Beauty Garage, Inc.	37,100	327,025
	Beenos, Inc.	48,300	1,232,477
	Belluna Co. Ltd.	231,200	1,307,067
#	Bic Camera, Inc.	452,100	4,865,782
#	Bookoff Group Holdings Ltd.	66,600	590,848
	BRONCO BILLY Co. Ltd.	14,500	338,343
	BuySell Technologies Co. Ltd.	800	14,085
	Casio Computer Co. Ltd.	94,900	788,990
	Central Automotive Products Ltd.	80,500	2,383,919
#	Central Sports Co. Ltd.	36,686	572,661
#	Chikaranomoto Holdings Co. Ltd.	41,400	317,573
#	Chiyoda Co. Ltd.	58,800	483,818
	Chofu Seisakusho Co. Ltd.	97,300	1,210,500
#	Choushimaru Co. Ltd.	19,300	189,155
	Chuo Spring Co. Ltd.	50,800	499,244
	Cleanup Corp.	99,800	414,055
#	Colowide Co. Ltd.	344,500	3,789,970
#	Corona Corp.	95,400	585,309
#	Create Restaurants Holdings, Inc.	671,300	5,856,345
	Curves Holdings Co. Ltd.	269,700	1,278,045
#	Daido Metal Co. Ltd.	151,900	493,457
#	Daikoku Denki Co. Ltd.	41,600	774,441
	Daikyonishikawa Corp.	90,351	370,233
	Daimaruenawin Co. Ltd.	3,400	40,464
	Dainichi Co. Ltd.	33,700	142,798
#	Daisyo Corp.	7,300	52,279
	DCM Holdings Co. Ltd.	636,100	5,806,213
# *	DD GROUP Co. Ltd.	60,200	490,171
# *	Demae-Can Co. Ltd.	11,700	17,744
	Doshisha Co. Ltd.	130,800	1,792,136
	Doutor Nichires Holdings Co. Ltd.	175,686	2,671,573
	Eagle Industry Co. Ltd.	154,500	2,060,059
#	EAT&HOLDINGS Co. Ltd.	33,000	455,030
#	EDION Corp.	448,500	5,295,489
	ES-Con Japan Ltd.	188,800	1,225,451
#	Eslead Corp.	47,700	1,431,873
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Eternal Hospitality Group Co. Ltd.	42,100	$746,252
#	Exedy Corp.	223,900	6,925,873
	Fast Fitness Japan, Inc.	14,200	117,758
	FCC Co. Ltd.	192,500	3,842,961
#	Felissimo Corp.	20,600	100,765
#	First Juken Co. Ltd.	12,300	78,800
	FJ Next Holdings Co. Ltd.	106,600	797,843
	Food & Life Cos. Ltd.	561,000	12,549,832
	Foster Electric Co. Ltd.	64,000	662,007
	Fuji Corp. (7605 JP)	69,600	877,910
	Fuji Corp. Ltd.	141,000	696,293
#	Fuji Kyuko Co. Ltd.	92,799	1,384,239
	Fujibo Holdings, Inc.	59,900	1,992,107
	Fujikura Composites, Inc.	103,100	1,044,380
# *	Fujio Food Group, Inc.	53,000	371,288
	Fujishoji Co. Ltd.	38,200	338,862
	Fujita Kanko, Inc.	40,100	2,561,736
#	FuKoKu Co. Ltd.	63,900	734,735
	Furukawa Battery Co. Ltd.	10,700	95,046
#	Furyu Corp.	71,500	491,371
	Futaba Industrial Co. Ltd.	262,600	1,285,248
	Gakkyusha Co. Ltd.	47,600	635,566
#	Gamecard-Joyco Holdings, Inc.	10,400	166,147
#	Genki Global Dining Concepts Corp.	55,700	1,134,100
	Geo Holdings Corp.	127,500	1,497,054
	Gift Holdings, Inc.	51,200	1,084,236
#	GLOBERIDE, Inc.	98,698	1,217,869
#	Greens Co. Ltd.	36,400	541,899
#	GSI Creos Corp.	63,184	889,840
	G-Tekt Corp.	112,500	1,241,399
	Gunze Ltd.	84,400	2,866,098
#	Hagihara Industries, Inc.	65,500	625,701
#	Hamee Corp.	4,800	40,200
	Handsman Co. Ltd.	23,600	125,278
	Happinet Corp.	99,800	2,999,003
	Hard Off Corp. Co. Ltd.	58,800	739,231
	Heiwa Corp.	303,800	4,565,797
	Hiday Hidaka Corp.	131,700	2,521,928
	HI-LEX Corp.	90,480	901,772
#	Himaraya Co. Ltd.	16,100	86,941
# *	HIS Co. Ltd.	191,499	1,885,598
#	H-One Co. Ltd.	93,100	607,842
	Honeys Holdings Co. Ltd.	101,440	1,110,143
#	Hoosiers Holdings Co. Ltd.	181,400	1,217,359
	Hotland Co. Ltd.	66,000	871,074

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	IBJ, Inc.	70,700	$298,148
#	Ichibanya Co. Ltd.	204,690	1,309,567
	Ichikoh Industries Ltd.	177,300	461,333
	IDOM, Inc.	381,900	2,837,376
	IKK Holdings, Inc.	25,800	127,769
	Imasen Electric Industrial	29,600	103,233
# *	Istyle, Inc.	375,398	1,260,199
††	Izuhakone Railway Co. Ltd.	300	0
	Izumi Co. Ltd.	115,600	2,325,056
# *	Jade Group, Inc.	35,100	301,829
#	JANOME Corp.	77,800	502,363
	Japan Wool Textile Co. Ltd.	306,800	2,625,164
	JINS Holdings, Inc.	49,800	2,271,397
#	Joshin Denki Co. Ltd.	90,000	1,370,624
	Joyful Honda Co. Ltd.	205,000	2,472,195
#	JP-Holdings, Inc.	282,700	1,187,676
	JTEKT Corp.	645,688	5,075,662
	JVCKenwood Corp.	904,200	10,477,711
#	Kappa Create Co. Ltd.	93,400	878,425
	Kawai Musical Instruments Manufacturing Co. Ltd.	33,200	646,641
#	King Co. Ltd.	54,100	240,302
#	Kintetsu Department Store Co. Ltd.	36,200	523,473
#	Ki-Star Real Estate Co. Ltd.	49,199	1,371,689
*	KNT-CT Holdings Co. Ltd.	23,100	178,070
	Kohnan Shoji Co. Ltd.	143,100	3,326,695
#	Kojima Co. Ltd.	156,800	1,005,981
#	Komatsu Matere Co. Ltd.	162,499	848,525
	KOMEDA Holdings Co. Ltd.	272,300	4,844,219
#	Komehyo Holdings Co. Ltd.	40,500	1,062,584
	Komeri Co. Ltd.	191,500	3,749,664
# *	Konaka Co. Ltd.	59,206	85,768
#	Koshidaka Holdings Co. Ltd.	210,900	1,446,945
#	Kotobukiya Co. Ltd.	4,400	40,441
# *	Kourakuen Corp.	10,700	72,245
#	K's Holdings Corp.	774,000	7,112,021
	KU Holdings Co. Ltd.	115,500	839,173
#	Kura Sushi, Inc.	67,300	1,192,732
#	Kurabo Industries Ltd.	90,100	3,361,761
	Kushikatsu Tanaka Holdings Co.	16,400	140,865
	KYB Corp.	197,000	3,722,634
#	Kyoritsu Maintenance Co. Ltd.	324,100	6,413,198
#	LEC, Inc.	142,200	1,157,385
#	LITALICO, Inc.	88,700	629,966
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Look Holdings, Inc.	37,100	$535,745
	Mamiya-Op Co. Ltd.	6,200	66,681
#	Mandarake, Inc.	32,800	80,825
#	Mars Group Holdings Corp.	56,600	1,155,290
#	Maruchiyo Yamaokaya Corp.	27,500	676,460
#	Maruzen CHI Holdings Co. Ltd.	89,600	180,758
	Matsuoka Corp.	10,100	127,060
	Matsuya Co. Ltd.	158,700	1,097,171
	Matsuyafoods Holdings Co. Ltd.	24,800	971,755
#	Media Do Co. Ltd.	28,683	287,544
#	Meiwa Estate Co. Ltd.	73,200	477,183
*	Mercari, Inc.	617,800	7,459,854
	Mikuni Corp.	73,800	150,378
	Mitsuba Corp.	152,490	864,740
	Mizuno Corp.	96,600	5,394,614
#	Monogatari Corp.	169,700	3,659,091
	Morito Co. Ltd.	107,800	1,064,489
	MOS Food Services, Inc.	19,900	450,231
#	MrMax Holdings Ltd.	130,725	577,106
	Murakami Corp.	31,800	1,097,072
	Musashi Seimitsu Industry Co. Ltd.	263,700	5,177,889
#	Nafco Co. Ltd.	53,400	653,901
	Nagase Brothers, Inc.	8,600	104,255
	Nagawa Co. Ltd.	27,200	1,136,333
	Nakayamafuku Co. Ltd.	29,900	68,218
#	New Art Holdings Co. Ltd.	36,134	404,488
#	Nextage Co. Ltd.	206,100	1,989,397
	NHK Spring Co. Ltd.	170,135	2,168,456
	Nichirin Co. Ltd.	61,160	1,352,328
	Nifco, Inc.	192,000	4,588,513
#	Nihon House Holdings Co. Ltd.	184,300	385,613
	Nihon Tokushu Toryo Co. Ltd.	64,200	542,999
#	Nihon Trim Co. Ltd.	15,100	359,499
#	Nippon Felt Co. Ltd.	77,800	234,090
	Nippon Seiki Co. Ltd.	216,800	1,557,769
	Nishikawa Rubber Co. Ltd.	34,100	472,382
#	Nishimatsuya Chain Co. Ltd.	217,100	3,253,489
	Nissan Shatai Co. Ltd.	383,700	2,544,441
	Nissan Tokyo Sales Holdings Co. Ltd.	166,400	537,893
	Nojima Corp.	379,300	5,701,131
	NOK Corp.	113,580	1,718,520
	NPR-RIKEN Corp.	112,598	1,839,122
#	Ohashi Technica, Inc.	61,000	788,651
	Ohsho Food Service Corp.	203,400	3,786,972

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Onward Holdings Co. Ltd.	281,500	$1,127,349
#	Ootoya Holdings Co. Ltd.	9,600	314,645
	Ozu Corp.	22,200	243,587
	Pacific Industrial Co. Ltd.	239,900	2,349,021
	PAL GROUP Holdings Co. Ltd.	236,700	5,222,034
	PALTAC Corp.	104,700	2,925,691
# *	PIA Corp.	1,700	34,632
#	Piolax, Inc.	156,700	2,359,279
#	Press Kogyo Co. Ltd.	459,300	1,672,432
#	Pressance Corp.	146,000	2,242,973
	QB Net Holdings Co. Ltd.	49,583	325,297
	Raccoon Holdings, Inc.	82,600	481,061
#	Renaissance, Inc.	5,200	34,763
	Resol Holdings Co. Ltd.	1,200	40,593
	Resorttrust, Inc.	457,264	9,585,018
#	Rhythm Co. Ltd.	34,000	833,927
#	Ride On Express Holdings Co. Ltd.	36,600	240,485
#	Ringer Hut Co. Ltd.	79,400	1,164,840
#	Riso Kyoiku Co. Ltd.	235,265	452,580
#	Rock Field Co. Ltd.	90,200	923,738
	Roland Corp.	66,900	1,703,629
	Round One Corp.	1,069,700	9,027,976
#	Royal Holdings Co. Ltd.	117,500	1,951,520
#	Sac's Bar Holdings, Inc.	57,029	339,771
	Saizeriya Co. Ltd.	124,500	3,722,863
	San Holdings, Inc.	101,100	680,581
	Sangetsu Corp.	264,250	4,911,336
	Sankyo Seiko Co. Ltd.	155,500	613,947
	Sanoh Industrial Co. Ltd.	132,500	612,937
	Sanyo Shokai Ltd.	37,299	732,531
	Scroll Corp.	181,700	1,261,183
	Seiko Group Corp.	155,881	5,333,736
	Seiren Co. Ltd.	252,200	4,355,702
*	Senshukai Co. Ltd.	138,500	206,090
	Seria Co. Ltd.	253,423	4,350,210
#	SFP Holdings Co. Ltd.	39,100	541,988
	Shikibo Ltd.	21,226	137,992
#	Shoei Co. Ltd.	293,600	4,071,868
#	SNT Corp.	34,300	45,252
	Soft99 Corp.	84,400	785,230
	Sotoh Co. Ltd.	49,100	215,384
	SPK Corp.	48,600	658,739
#	Sprix, Inc.	30,100	182,957
#	SRS Holdings Co. Ltd.	91,300	697,533
	St. Marc Holdings Co. Ltd.	67,400	1,112,894
	Step Co. Ltd.	60,000	844,046
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Suminoe Co. Ltd.	8,200	$113,539
	Sumitomo Riko Co. Ltd.	206,098	2,398,786
	Suncall Corp.	74,000	121,774
#	Syuppin Co. Ltd.	104,000	739,899
	T RAD Co. Ltd.	20,800	482,323
	Tachikawa Corp.	62,400	569,930
#	Tachi-S Co. Ltd.	156,440	1,860,880
#	Taiho Kogyo Co. Ltd.	79,701	329,281
	Takashimaya Co. Ltd.	277,322	2,354,433
	Take & Give Needs Co. Ltd.	26,168	160,683
#	Tama Home Co. Ltd.	80,200	1,697,820
	Tamron Co. Ltd.	210,600	6,160,867
#	TASUKI Holdings, Inc.	60,926	264,762
#	Tbk Co. Ltd.	129,100	228,518
	Tear Corp.	47,900	131,982
	Temairazu, Inc.	11,400	227,445
	Tigers Polymer Corp.	38,000	173,741
	Toa Corp. (6809 JP)	115,917	708,374
	Tokai Rika Co. Ltd.	286,300	4,206,020
	Token Corp.	39,250	3,140,418
	Tokyo Individualized Educational Institute, Inc.	68,345	154,472
#	Tokyotokeiba Co. Ltd.	92,300	2,662,391
	Tomy Co. Ltd.	321,293	9,901,016
	Topre Corp.	192,200	2,348,198
#	Toridoll Holdings Corp.	166,400	4,036,586
	Tosho Co. Ltd.	64,801	288,824
	Toyo Tire Corp.	480,600	7,899,792
	Toyoda Gosei Co. Ltd.	244,499	4,369,724
	Toyota Boshoku Corp.	251,700	3,340,883
	TPR Co. Ltd.	121,462	1,871,118
#	Treasure Factory Co. Ltd.	65,200	694,892
	TS Tech Co. Ltd.	450,986	5,111,292
#	TSI Holdings Co. Ltd.	264,895	2,113,580
#	Tsuburaya Fields Holdings, Inc.	121,100	1,450,496
#	Tsutsumi Jewelry Co. Ltd.	25,500	386,735
	Unipres Corp.	143,997	1,016,611
	United Arrows Ltd.	130,000	2,204,845
#	Universal Entertainment Corp.	121,201	885,639
	VT Holdings Co. Ltd.	407,900	1,374,686
	Wacoal Holdings Corp.	207,200	7,230,096
#	Waseda Academy Co. Ltd.	46,300	586,900
#	WATAMI Co. Ltd.	111,600	660,285
	Watts Co. Ltd.	4,800	20,766
	Weds Co. Ltd.	14,500	57,642
#	Workman Co. Ltd.	6,266	175,400
	World Co. Ltd.	97,500	1,556,839
	Xebio Holdings Co. Ltd.	109,896	890,027

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Yagi & Co. Ltd.	10,400	$133,683
#	Yamae Group Holdings Co. Ltd.	46,800	607,859
	Yellow Hat Ltd.	204,600	3,608,840
#	Yondoshi Holdings, Inc.	5,920	72,991
	Yonex Co. Ltd.	238,000	3,202,062
	Yorozu Corp.	57,492	380,398
#	Yoshinoya Holdings Co. Ltd.	352,400	6,682,239
	Yossix Holdings Co. Ltd.	27,600	535,860
	Yutaka Giken Co. Ltd.	9,600	123,834
	Zojirushi Corp.	69,600	754,944
TOTAL CONSUMER DISCRETIONARY			482,282,012
CONSUMER STAPLES — (7.6%)
#	Aeon Hokkaido Corp.	216,500	1,247,163
	AFC-HD AMS Life Science Co. Ltd.	42,600	244,051
#	Ain Holdings, Inc.	142,400	4,296,762
#	Albis Co. Ltd.	33,613	567,241
	Almado, Inc.	7,100	54,153
	Arcs Co. Ltd.	229,900	3,994,909
	Artnature, Inc.	91,900	475,511
	Axial Retailing, Inc.	365,500	2,097,628
	Belc Co. Ltd.	64,700	2,619,717
#	Bourbon Corp.	54,800	895,226
#	Bull-Dog Sauce Co. Ltd.	3,000	33,838
	Cawachi Ltd.	71,300	1,221,372
	Chubu Shiryo Co. Ltd.	130,295	1,093,543
	Chuo Gyorui Co. Ltd.	9,800	258,629
#	Como Co. Ltd.	2,600	53,398
	Cota Co. Ltd.	137,445	1,452,458
	Create SD Holdings Co. Ltd.	144,200	2,628,860
	Daikokutenbussan Co. Ltd.	30,900	1,501,947
	Delica Foods Holdings Co. Ltd.	59,900	197,150
	DyDo Group Holdings, Inc.	111,300	2,325,786
#	Earth Corp.	30,300	985,000
	Ebara Foods Industry, Inc.	30,900	576,786
#	Eco's Co. Ltd.	42,500	557,133
#	Ensuiko Sugar Refining Co. Ltd.	44,500	106,783
#	Ezaki Glico Co. Ltd.	247,400	7,459,195
	Feed One Co. Ltd.	111,148	605,115
#	Fuji Co. Ltd.	9,600	132,314
	Fuji Oil Holdings, Inc.	225,400	4,896,343
#	Fujicco Co. Ltd.	91,400	971,618
#	Fujiya Co. Ltd.	65,100	1,046,858
	G-7 Holdings, Inc.	139,700	1,313,952
		Shares	Value»
CONSUMER STAPLES — (Continued)
	Genky DrugStores Co. Ltd.	98,200	$1,984,523
	H2O Retailing Corp.	487,245	7,259,355
	HABA Laboratories, Inc.	7,700	82,597
	Hagoromo Foods Corp.	17,900	368,690
	Halows Co. Ltd.	55,200	1,354,677
	Heiwado Co. Ltd.	175,200	2,655,253
	Hokkaido Coca-Cola Bottling Co. Ltd.	37,398	673,600
	Hokuto Corp.	110,900	1,304,496
	House Foods Group, Inc.	82,700	1,505,396
#	Ichimasa Kamaboko Co. Ltd.	38,800	181,113
#	Imuraya Group Co. Ltd.	44,003	696,768
#	I-NE Co. Ltd.	11,000	149,750
	Ito En Ltd.	227,098	5,011,068
	Itochu-Shokuhin Co. Ltd.	34,700	1,650,105
	Itoham Yonekyu Holdings, Inc.	136,680	3,399,013
	Iwatsuka Confectionery Co. Ltd.	17,400	290,376
#	JM Holdings Co. Ltd.	78,000	1,208,241
	J-Oil Mills, Inc.	105,600	1,387,821
	Kadoya Sesame Mills, Inc.	15,600	364,778
	Kagome Co. Ltd.	267,700	5,015,389
#	Kakiyasu Honten Co. Ltd.	47,900	867,761
#	Kameda Seika Co. Ltd.	74,399	1,869,277
	Kaneko Seeds Co. Ltd.	44,700	410,266
#	Kanemi Co. Ltd.	1,200	26,210
	Kanro, Inc.	27,000	626,919
	Kato Sangyo Co. Ltd.	146,300	4,131,693
	Kenko Mayonnaise Co. Ltd.	51,677	599,320
#	Kibun Foods, Inc.	35,800	252,888
	Koike-ya, Inc.	600	18,278
	Kotobuki Spirits Co. Ltd.	444,200	6,491,112
#	Kusuri No. Aoki Holdings Co. Ltd.	262,800	5,599,068
	Kyokuyo Co. Ltd.	49,900	1,327,605
	Lacto Japan Co. Ltd.	39,700	796,222
	Life Corp.	110,100	2,554,407
	Lifedrink Co., Inc.	154,900	2,138,254
	Mandom Corp.	146,860	1,162,683
#	Marudai Food Co. Ltd.	88,500	944,401
	Maruha Nichiro Corp.	194,787	3,755,618
	Maxvalu Tokai Co. Ltd.	51,800	1,090,489

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER STAPLES — (Continued)
#	Medical System Network Co. Ltd.	120,800	$312,324
	Megmilk Snow Brand Co. Ltd.	240,200	4,115,821
	Meito Sangyo Co. Ltd.	51,300	649,207
	Milbon Co. Ltd.	144,752	2,975,335
#	Ministop Co. Ltd.	44,200	491,276
	Mitsubishi Shokuhin Co. Ltd.	99,000	3,173,494
	Mitsui DM Sugar Holdings Co. Ltd.	96,770	2,143,341
	Miyoshi Oil & Fat Co. Ltd.	21,400	228,467
	Morinaga & Co. Ltd.	407,698	7,027,533
	Morinaga Milk Industry Co. Ltd.	396,100	7,410,000
#	Morozoff Ltd.	110,100	1,165,867
#	Nakamuraya Co. Ltd.	23,199	472,788
	Natori Co. Ltd.	64,200	901,237
#	Nichimo Co. Ltd.	26,441	330,289
#	Nihon Chouzai Co. Ltd.	56,289	484,769
#	Niitaka Co. Ltd.	3,360	41,470
	Nippn Corp.	293,400	4,103,625
	Nippon Beet Sugar Manufacturing Co. Ltd.	49,560	753,902
	Nisshin Oillio Group Ltd.	145,500	4,668,595
	Nissui Corp.	1,585,000	8,733,687
	Nitto Fuji Flour Milling Co. Ltd.	16,200	679,673
	Noevir Holdings Co. Ltd.	80,000	2,383,631
#	Oenon Holdings, Inc.	223,100	549,957
#	OIE Sangyo Co. Ltd.	22,000	271,952
#	Okuwa Co. Ltd.	125,100	642,271
	OUG Holdings, Inc.	21,300	356,134
	Pickles Holdings Co. Ltd.	52,000	358,467
	Pigeon Corp.	587,525	5,567,704
	Premium Water Holdings, Inc.	12,700	237,417
	Prima Meat Packers Ltd.	157,500	2,224,957
	Qol Holdings Co. Ltd.	102,100	964,163
	Retail Partners Co. Ltd.	108,600	893,267
	Riken Vitamin Co. Ltd.	139,200	2,117,355
	Rokko Butter Co. Ltd.	60,457	481,995
	S Foods, Inc.	80,462	1,300,489
	S&B Foods, Inc.	35,444	1,181,109
	Sagami Rubber Industries Co. Ltd.	48,600	301,544
	Sakata Seed Corp.	54,600	1,289,675
	San-A Co. Ltd.	231,200	4,400,197
#	Sato Foods Co. Ltd.	800	36,531
		Shares	Value»
CONSUMER STAPLES — (Continued)
#	Satudora Holdings Co. Ltd.	3,900	$19,842
#	Shimadaya Corp.	29,800	275,143
#	Shinnihonseiyaku Co. Ltd.	42,500	535,212
#	Shinobu Foods Products Co. Ltd.	1,600	9,829
#	Shoei Foods Corp.	26,500	700,676
	Showa Sangyo Co. Ltd.	109,800	1,956,673
#	ST Corp.	7,200	70,706
	Starzen Co. Ltd.	86,100	1,610,064
	STI Foods Holdings, Inc.	31,500	296,724
	Takara Holdings, Inc.	755,077	6,641,483
#	Toho Co. Ltd. (8142 JP)	38,300	682,353
	Torigoe Co. Ltd.	67,400	317,683
#	Transaction Co. Ltd.	86,700	1,079,542
#	United Super Markets Holdings, Inc.	233,050	1,170,154
	Valor Holdings Co. Ltd.	193,100	2,714,147
	Warabeya Nichiyo Holdings Co. Ltd.	61,960	840,424
#	Watahan & Co. Ltd.	87,600	944,644
	Wellneo Sugar Co. Ltd.	71,600	1,061,981
	YAKUODO Holdings Co. Ltd.	59,400	735,368
#	Yamami Co.	14,300	309,133
	Yamatane Corp.	57,200	1,400,837
#	Yamaya Corp.	23,500	426,303
#	Yamazawa Co. Ltd.	11,800	84,962
#	Yaoko Co. Ltd.	35,700	2,087,849
	Yokorei Co. Ltd.	265,000	1,479,153
	Yomeishu Seizo Co. Ltd.	42,500	692,858
# *	Yoshimura Food Holdings KK	52,600	344,083
	Yuasa Funashoku Co. Ltd.	14,300	361,869
	Yukiguni Maitake Co. Ltd.	79,382	597,131
#	Yutaka Foods Corp.	3,900	58,451
TOTAL CONSUMER STAPLES			223,042,711
ENERGY — (0.9%)
	Fuji Kosan Co. Ltd.	11,100	101,575
#	Fuji Oil Co. Ltd.	213,300	439,921
	Itochu Enex Co. Ltd.	339,700	3,476,538
	Japan Oil Transportation Co. Ltd.	5,500	97,273
	Japan Petroleum Exploration Co. Ltd.	793,700	5,628,412

The Japanese Small Company Series
CONTINUED
		Shares	Value»
ENERGY — (Continued)
	Mitsuuroko Group Holdings Co. Ltd.	195,200	$2,270,041
	Modec, Inc.	174,400	3,585,070
#	Nippon Coke & Engineering Co. Ltd.	834,300	514,124
	Sala Corp.	281,900	1,499,571
	San-Ai Obbli Co. Ltd.	365,700	4,237,181
#	Sinanen Holdings Co. Ltd.	45,500	1,898,550
	Toyo Kanetsu KK	45,100	1,138,837
TOTAL ENERGY			24,887,093
FINANCIALS — (8.8%)
	77 Bank Ltd.	311,752	9,565,087
#	AEON Financial Service Co. Ltd.	437,500	3,535,308
#	Aichi Financial Group, Inc.	13,400	232,199
	Aiful Corp.	1,436,700	3,127,270
	Akatsuki Corp.	135,500	406,236
#	Akita Bank Ltd.	63,640	948,938
	Anicom Holdings, Inc.	272,429	1,139,421
#	Aozora Bank Ltd.	198,800	3,068,408
	Asax Co. Ltd.	9,300	39,873
	Awa Bank Ltd.	155,928	2,837,087
#	Bank of Iwate Ltd.	63,082	1,247,076
#	Bank of Kochi Ltd.	8,800	46,937
	Bank of Nagoya Ltd.	60,130	2,776,973
	Bank of Saga Ltd.	64,820	975,030
	Bank of the Ryukyus Ltd.	177,667	1,309,946
	Bank of Toyama Ltd.	2,700	26,708
#	Casa, Inc.	3,500	18,062
#	Chiba Kogyo Bank Ltd.	278,358	2,815,437
	Chugin Financial Group, Inc.	708,300	7,775,670
	Daishi Hokuetsu Financial Group, Inc.	442,400	8,548,444
	Daito Bank Ltd.	6,800	32,013
	eGuarantee, Inc.	179,600	2,016,160
#	Ehime Bank Ltd.	144,601	1,070,555
	Entrust, Inc.	49,900	253,530
#	FIDEA Holdings Co. Ltd.	55,854	542,345
	Financial Partners Group Co. Ltd.	309,900	5,069,871
	Fintech Global, Inc.	294,200	214,965
#	First Bank of Toyama Ltd.	280,200	1,940,706
	First Brothers Co. Ltd.	3,100	19,164
#	FP Partner, Inc.	17,100	241,758
	Fukui Bank Ltd.	90,762	1,144,821
	Fuyo General Lease Co. Ltd.	37,300	2,779,991
		Shares	Value»
FINANCIALS — (Continued)
	GMO Financial Gate, Inc.	14,238	$595,800
#	GMO Financial Holdings, Inc.	219,200	997,502
	Gunma Bank Ltd.	519,069	3,727,093
	Hirogin Holdings, Inc.	1,409,500	11,207,438
	Hirose Tusyo, Inc.	20,800	533,014
	Hokkoku Financial Holdings, Inc.	128,200	4,467,334
	Hokuhoku Financial Group, Inc.	602,553	8,195,693
#	HS Holdings Co. Ltd.	80,912	458,384
	Hyakugo Bank Ltd.	1,278,809	5,605,841
	Hyakujushi Bank Ltd.	86,100	2,010,381
	Ichiyoshi Securities Co. Ltd.	42,400	233,178
	IwaiCosmo Holdings, Inc.	115,600	1,848,146
	Iyogin Holdings, Inc.	9,118	96,711
	J Trust Co. Ltd.	319,941	1,063,492
	Jaccs Co. Ltd.	134,600	3,309,172
	JAFCO Group Co. Ltd.	444,300	6,493,760
#	Japan Investment Adviser Co. Ltd.	85,500	693,478
	Japan Securities Finance Co. Ltd.	441,300	5,433,488
	J-Lease Co. Ltd.	63,800	514,771
	Juroku Financial Group, Inc.	172,400	5,176,559
	Keiyo Bank Ltd.	291,015	1,526,753
#	Kita-Nippon Bank Ltd.	35,306	710,381
	Kiyo Bank Ltd.	366,590	5,455,379
#	Kyokuto Securities Co. Ltd.	89,700	959,163
	Kyushu Financial Group, Inc.	884,700	4,475,209
	Kyushu Leasing Service Co. Ltd.	34,000	221,425
#	Marusan Securities Co. Ltd.	198,000	1,294,008
	Matsui Securities Co. Ltd.	537,100	2,825,534
	Mercuria Holdings Co. Ltd.	7,600	35,140
#	Mito Securities Co. Ltd.	272,529	1,020,203
	Miyazaki Bank Ltd.	82,200	1,733,687
	Mizuho Leasing Co. Ltd.	840,600	5,501,625
	Musashino Bank Ltd.	138,221	2,890,098
	Nanto Bank Ltd.	121,600	2,760,648
#	NEC Capital Solutions Ltd.	59,700	1,521,222
	Nihon M&A Center Holdings, Inc.	1,539,100	6,006,497

The Japanese Small Company Series
CONTINUED
		Shares	Value»
FINANCIALS — (Continued)
	Nishi-Nippon Financial Holdings, Inc.	689,700	$9,463,594
	North Pacific Bank Ltd.	1,384,800	4,680,402
	Ogaki Kyoritsu Bank Ltd.	137,900	1,904,465
	Oita Bank Ltd.	55,399	1,123,568
	Okasan Securities Group, Inc.	833,400	3,444,573
	Okinawa Financial Group, Inc.	91,016	1,552,366
	Orient Corp.	202,190	1,064,157
	Premium Group Co. Ltd.	179,300	3,029,221
	Procrea Holdings, Inc.	182,072	2,049,270
	Ricoh Leasing Co. Ltd.	91,300	3,016,969
	San ju San Financial Group, Inc.	71,193	1,104,594
	San-In Godo Bank Ltd.	899,600	7,689,489
# *	SBI ARUHI Corp.	54,200	310,150
#	SBI Global Asset Management Co. Ltd.	134,000	600,410
	Senshu Ikeda Holdings, Inc.	813,728	2,301,381
	Seven Bank Ltd.	2,737,299	5,429,274
	Shiga Bank Ltd.	233,400	6,935,554
	Shikoku Bank Ltd.	190,790	1,496,603
#	Shimizu Bank Ltd.	49,000	473,877
	Sparx Group Co. Ltd.	107,960	1,019,360
	Strike Co. Ltd.	47,100	959,034
	Suruga Bank Ltd.	830,300	6,454,038
	Taiko Bank Ltd.	31,400	313,664
#	Tochigi Bank Ltd.	421,500	789,508
	Toho Bank Ltd.	736,600	1,469,210
#	Tohoku Bank Ltd.	49,957	365,497
	Tokai Tokyo Financial Holdings, Inc.	937,374	3,059,604
	Tokyo Kiraboshi Financial Group, Inc.	147,338	4,556,393
	Tomato Bank Ltd.	16,500	133,285
	TOMONY Holdings, Inc.	749,243	2,175,267
#	Tottori Bank Ltd.	28,100	235,295
#	Towa Bank Ltd.	139,398	601,647
#	Toyo Securities Co. Ltd.	327,900	1,160,687
	Traders Holdings Co. Ltd.	67,720	429,339
# *	Transaction Media Networks, Inc.	4,100	9,596
	Tsukuba Bank Ltd.	380,700	628,818
	Wellnet Corp.	87,700	478,191
	Yamagata Bank Ltd.	110,600	742,085
		Shares	Value»
FINANCIALS — (Continued)
	Yamaguchi Financial Group, Inc.	380,330	$4,238,493
	Yamanashi Chuo Bank Ltd.	118,126	1,724,271
	Zenkoku Hosho Co. Ltd.	82,500	2,926,917
TOTAL FINANCIALS			259,504,312
HEALTH CARE — (4.7%)
	Amvis Holdings, Inc.	158,500	668,255
	As One Corp.	294,000	4,806,104
	ASKA Pharmaceutical Holdings Co. Ltd.	123,200	1,560,049
	Astena Holdings Co. Ltd.	161,600	462,225
	BML, Inc.	135,600	2,485,713
#	Carenet, Inc.	110,200	413,320
	Charm Care Corp. KK	86,100	708,826
	Create Medic Co. Ltd.	24,800	145,342
*	CUC, Inc.	6,100	59,504
# *	CYBERDYNE, Inc.	205,000	230,277
	Daiken Medical Co. Ltd.	91,300	296,382
	Daito Pharmaceutical Co. Ltd.	76,309	1,019,186
	Eiken Chemical Co. Ltd.	900	12,365
	Elan Corp.	45,486	217,226
	EM Systems Co. Ltd.	109,200	561,317
	FALCO HOLDINGS Co. Ltd.	51,000	779,746
	FINDEX, Inc.	62,200	363,640
#	France Bed Holdings Co. Ltd.	116,555	963,195
#	Fuji Pharma Co. Ltd.	86,601	813,950
	Fukuda Denshi Co. Ltd.	100,200	4,337,680
#	Fuso Pharmaceutical Industries Ltd.	36,900	578,012
# *	GENOVA, Inc.	13,900	119,564
# *	GNI Group Ltd.	185,400	3,963,363
#	H.U. Group Holdings, Inc.	290,029	4,750,705
#	Hisamitsu Pharmaceutical Co., Inc.	54,868	1,573,106
#	Hogy Medical Co. Ltd.	90,500	2,825,308
#	Hoshi Iryo-Sanki Co. Ltd.	9,600	277,126
#	Japan Hospice Holdings, Inc.	20,200	179,593
	Japan Lifeline Co. Ltd.	273,800	2,509,686
	Japan Medical Dynamic Marketing, Inc.	57,601	230,251
	JCR Pharmaceuticals Co. Ltd.	66,832	236,753

The Japanese Small Company Series
CONTINUED
		Shares	Value»
HEALTH CARE — (Continued)
#	JMS Co. Ltd.	104,457	$299,789
	Kaken Pharmaceutical Co. Ltd.	66,800	1,814,293
	Kanamic Network Co. Ltd.	78,000	227,082
	Kissei Pharmaceutical Co. Ltd.	167,800	4,273,198
	Koa Shoji Holdings Co. Ltd.	4,100	16,393
	Kyorin Pharmaceutical Co. Ltd.	165,946	1,572,567
#	Mani, Inc.	317,600	2,954,712
#	Medical Data Vision Co. Ltd.	56,400	190,035
	Medikit Co. Ltd.	2,000	33,858
#	Medius Holdings Co. Ltd.	59,900	344,044
# *	Medley, Inc.	87,600	2,290,520
	Menicon Co. Ltd.	276,689	2,482,704
	Mizuho Medy Co. Ltd.	43,200	421,085
	Mochida Pharmaceutical Co. Ltd.	55,898	1,212,929
	Nakanishi, Inc.	323,600	5,337,834
	Nippon Shinyaku Co. Ltd.	232,600	5,628,162
	Nipro Corp.	807,100	7,539,030
	Paramount Bed Holdings Co. Ltd.	241,300	4,357,818
*	PeptiDream, Inc.	404,893	5,557,102
#	Pharma Foods International Co. Ltd.	63,800	403,940
#	PHC Holdings Corp.	47,700	319,113
*	ReproCELL, Inc.	53,000	37,802
	Rion Co. Ltd.	51,800	926,082
	Sawai Group Holdings Co. Ltd.	606,400	7,832,342
#	Seed Co. Ltd.	17,800	57,490
	Seikagaku Corp.	146,700	749,651
#	Shin Nippon Biomedical Laboratories Ltd.	112,400	1,224,925
	Ship Healthcare Holdings, Inc.	339,800	4,637,609
	Shofu, Inc.	116,100	1,590,867
	Software Service, Inc.	18,600	1,418,090
	Solasto Corp.	262,002	799,315
#	St. Care Holding Corp.	60,300	289,688
#	SUNWELS Co. Ltd.	34,500	141,537
	Suzuken Co. Ltd.	166,100	5,184,535
	Takara Bio, Inc.	201,200	1,336,922
#	Techno Medica Co. Ltd.	14,700	166,886
#	Toho Holdings Co. Ltd.	225,100	6,223,061
	Tokai Corp.	120,600	1,709,048
		Shares	Value»
HEALTH CARE — (Continued)
	Torii Pharmaceutical Co. Ltd.	81,200	$2,598,235
	Towa Pharmaceutical Co. Ltd.	146,500	2,836,228
	Tsumura & Co.	307,118	9,042,129
#	Value HR Co. Ltd.	89,800	875,866
	Vital KSK Holdings, Inc.	244,200	1,861,359
	ZERIA Pharmaceutical Co. Ltd.	83,400	1,199,480
TOTAL HEALTH CARE			138,163,124
INDUSTRIALS — (29.9%)
#	Advan Group Co. Ltd.	130,700	849,428
#	Aeon Delight Co. Ltd.	112,800	2,969,049
#	Aichi Corp.	216,800	2,003,252
	Aida Engineering Ltd.	229,200	1,196,360
#	AIT Corp.	37,600	413,754
	Ajis Co. Ltd.	28,900	432,494
	Alconix Corp.	137,700	1,346,832
#	Alinco, Inc.	72,700	490,278
	Altech Corp.	101,970	1,630,962
	Anest Iwata Corp.	212,400	1,850,385
#	Artner Co. Ltd.	24,000	284,906
	Asahi Diamond Industrial Co. Ltd.	255,300	1,413,463
#	Asahi Kogyosha Co. Ltd.	73,200	1,036,306
	Asanuma Corp.	347,800	1,443,046
#	AZ-COM MARUWA Holdings, Inc.	170,199	1,255,579
	Bando Chemical Industries Ltd.	197,500	2,412,213
	Bell System24 Holdings, Inc.	200,900	1,634,871
#	Bewith, Inc.	22,000	199,275
#	Br Holdings Corp.	154,388	340,113
	Bunka Shutter Co. Ltd.	325,800	3,918,431
	Career Design Center Co. Ltd.	9,900	115,346
#	Careerlink Co. Ltd.	35,900	574,034
	Central Glass Co. Ltd.	122,700	2,595,841
#	Central Security Patrols Co. Ltd.	34,100	634,619
*	Chiyoda Integre Co. Ltd.	66,200	1,241,908
	Chori Co. Ltd.	66,000	1,470,626
	Chudenko Corp.	171,400	3,568,271
	Chugai Ro Co. Ltd.	29,400	632,673
#	Chuo Warehouse Co. Ltd.	21,000	200,326
	CKD Corp.	266,200	4,331,394
#	CMC Corp.	30,200	343,840
#	Copro-Holdings Co. Ltd.	33,400	355,851
	Cosel Co. Ltd.	104,700	688,582

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Creek & River Co. Ltd.	53,000	$567,898
	CrowdWorks, Inc.	41,800	338,951
	CTI Engineering Co. Ltd.	132,800	2,269,734
	CTS Co. Ltd.	139,000	750,036
	Dai-Dan Co. Ltd.	79,700	1,889,418
	Daido Kogyo Co. Ltd.	9,100	43,888
	Daiei Kankyo Co. Ltd.	21,200	386,732
#	Daihatsu Diesel Manufacturing Co. Ltd.	96,700	1,433,580
	Daihen Corp.	24,700	1,126,387
#	Daiho Corp.	61,300	1,354,277
	Dai-Ichi Cutter Kogyo KK	46,300	398,235
	Daiichi Jitsugyo Co. Ltd.	151,900	2,534,030
	Daiichi Kensetsu Corp.	35,600	560,652
#	Daiki Axis Co. Ltd.	40,600	169,888
	Daiseki Co. Ltd.	274,355	6,559,587
#	Daiseki Eco. Solution Co. Ltd.	4,859	37,905
	Daisue Construction Co. Ltd.	44,300	493,829
	Daiwa Industries Ltd.	170,300	1,755,647
#	Denyo Co. Ltd.	96,400	1,665,542
	Dip Corp.	160,735	2,397,871
	DMG Mori Co. Ltd.	212,000	3,419,547
	DMW Corp.	4,800	118,033
	Duskin Co. Ltd.	174,900	4,189,848
	Ebara Jitsugyo Co. Ltd.	64,800	1,645,061
	Eidai Co. Ltd.	149,100	198,758
	EJ Holdings, Inc.	35,700	370,722
	en Japan, Inc.	104,308	1,350,556
	Endo Lighting Corp.	50,800	457,025
	ERI Holdings Co. Ltd.	25,100	371,237
	EXEO Group, Inc.	948,372	10,354,656
#	F&M Co. Ltd.	44,400	536,187
*	FDK Corp.	34,098	141,677
#	Forum Engineering, Inc.	100,300	678,673
	Freund Corp.	45,356	232,152
#	Fudo Tetra Corp.	83,180	1,173,110
	Fuji Corp. (6134 JP)	382,800	5,780,592
*	Fuji Furukawa Engineering & Construction Co. Ltd.	1,800	80,249
	Fujisash Co. Ltd.	17,945	75,263
	Fukuda Corp.	53,200	1,739,814
	Fukushima Galilei Co. Ltd.	153,200	2,611,665
	Fukuvi Chemical Industry Co. Ltd.	10,600	54,228
		Shares	Value»
INDUSTRIALS — (Continued)
#	Fukuyama Transporting Co. Ltd.	84,757	$2,007,776
	FULLCAST Holdings Co. Ltd.	115,300	1,117,664
	Funai Soken Holdings, Inc.	234,570	3,639,429
	Furukawa Co. Ltd.	143,272	1,820,880
	Futaba Corp.	109,200	341,437
	Gakken Holdings Co. Ltd.	113,600	762,419
	Gakujo Co. Ltd.	22,600	327,836
	Gecoss Corp.	95,900	629,366
#	Giken Ltd.	31,598	304,573
	Glory Ltd.	229,455	3,900,413
	gremz, Inc.	48,500	729,231
	GS Yuasa Corp.	422,383	6,790,732
	Hamakyorex Co. Ltd.	396,800	3,472,008
	Hanwa Co. Ltd.	179,400	5,541,906
#	Hashimoto Sogyo Holdings Co. Ltd.	8,140	64,773
	Hazama Ando Corp.	829,600	6,204,718
#	Helios Techno Holding Co. Ltd.	32,000	181,485
#	Hibiya Engineering Ltd.	107,300	2,649,531
*	Hino Motors Ltd.	1,465,600	4,793,193
	Hirakawa Hewtech Corp.	65,868	652,474
#	Hirano Tecseed Co. Ltd.	46,700	540,438
	Hirata Corp.	34,499	1,205,998
	Hisaka Works Ltd.	108,900	737,974
#	Hokuetsu Industries Co. Ltd.	137,200	1,753,653
#	Hokuriku Electrical Construction Co. Ltd.	89,040	687,571
	Hosokawa Micron Corp.	78,000	2,177,124
#	Howa Machinery Ltd.	28,900	226,877
	Ichiken Co. Ltd.	26,697	435,986
	Ichinen Holdings Co. Ltd.	125,100	1,475,967
	Idec Corp.	179,700	2,953,292
	Iino Kaiun Kaisha Ltd.	469,600	3,388,181
	Imura & Co. Ltd.	13,700	86,450
	Inaba Denki Sangyo Co. Ltd.	309,600	7,374,051
#	Inaba Seisakusho Co. Ltd.	52,600	575,020
	Inabata & Co. Ltd.	268,300	5,547,887
	Infomart Corp.	698,300	1,456,985
	INFRONEER Holdings, Inc.	716,200	5,399,034
	Insource Co. Ltd.	242,300	1,657,032

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Integrated Design & Engineering Holdings Co. Ltd.	73,500	$3,071,844
#	Inui Global Logistics Co. Ltd.	70,380	750,365
#	IR Japan Holdings Ltd.	5,600	27,293
	Iseki & Co. Ltd.	83,749	505,643
	Itoki Corp.	225,200	2,341,009
#	Iwaki Co. Ltd.	56,100	883,428
	JAC Recruitment Co. Ltd.	422,600	1,858,098
*	Jamco Corp.	13,200	151,590
	Japan Elevator Service Holdings Co. Ltd.	359,300	6,954,608
#	Japan Engine Corp.	12,600	337,725
	Japan Foundation Engineering Co. Ltd.	95,500	356,909
	Japan Pulp & Paper Co. Ltd.	586,100	2,447,756
	Japan Transcity Corp.	228,408	1,528,962
	JDC Corp.	97,800	313,068
	JGC Holdings Corp.	1,026,000	8,614,363
#	JK Holdings Co. Ltd.	87,140	562,226
# *	Juki Corp.	108,500	265,314
	Kamei Corp.	148,700	1,706,768
	Kamigumi Co. Ltd.	46,100	1,004,359
	Kanaden Corp.	88,100	840,354
	Kanadevia Corp.	962,179	6,622,127
	Kanagawa Chuo Kotsu Co. Ltd.	34,500	841,385
	Kaname Kogyo Co. Ltd.	1,300	9,466
	Kanamoto Co. Ltd.	160,300	3,225,798
	Kandenko Co. Ltd.	278,200	4,452,651
	Kanematsu Corp.	470,325	7,869,345
	Katakura Industries Co. Ltd.	121,700	1,618,758
	Kato Works Co. Ltd.	15,500	132,283
	Kawada Technologies, Inc.	92,600	1,611,945
	Kawata Manufacturing Co. Ltd.	15,800	79,019
	Keihan Holdings Co. Ltd.	223,011	4,802,743
	Keihin Co. Ltd.	4,500	60,255
#	Keikyu Corp.	608,899	5,338,028
	KFC Ltd.	8,700	70,194
	Kimura Chemical Plants Co. Ltd.	74,400	396,838
	Kimura Unity Co. Ltd.	47,000	473,538
#	King Jim Co. Ltd.	61,200	340,422
	Kitagawa Corp.	41,800	322,309
	Kitano Construction Corp.	17,172	488,953
	Kitz Corp.	373,300	2,815,389
		Shares	Value»
INDUSTRIALS — (Continued)
#	Kobe Electric Railway Co. Ltd.	29,399	$462,714
	Koike Sanso Kogyo Co. Ltd.	7,000	274,251
	Kokuyo Co. Ltd.	357,325	6,210,723
	Komatsu Wall Industry Co. Ltd.	82,700	799,743
#	Komori Corp.	244,905	1,923,422
#	Kondotec, Inc.	114,200	988,267
	Konoike Transport Co. Ltd.	159,600	3,248,081
#	Kosaido Holdings Co. Ltd.	451,100	1,545,187
	Kozo Keikaku Engineering Holdings, Inc.	22,500	641,397
	KPP Group Holdings Co. Ltd.	157,000	674,044
	KRS Corp.	72,600	1,032,598
	Kumagai Gumi Co. Ltd.	190,200	4,706,253
	Kyodo Printing Co. Ltd.	30,900	847,982
#	Kyokuto Boeki Kaisha Ltd.	66,000	654,046
	Kyokuto Kaihatsu Kogyo Co. Ltd.	194,600	3,028,139
	Kyudenko Corp.	87,600	2,973,641
#	LIKE, Inc.	55,600	518,337
#	Link & Motivation, Inc.	228,700	797,548
	Luckland Co. Ltd.	3,700	44,042
	Mabuchi Motor Co. Ltd.	505,068	6,936,175
	Maezawa Industries, Inc.	49,000	377,918
	Maezawa Kasei Industries Co. Ltd.	75,100	834,867
	Maezawa Kyuso Industries Co. Ltd.	122,700	1,049,012
#	Makino Milling Machine Co. Ltd.	131,500	9,823,637
#	Management Solutions Co. Ltd.	50,300	555,814
	Marufuji Sheet Piling Co. Ltd.	4,600	82,522
#	MARUKA FURUSATO Corp.	62,807	949,944
	Maruyama Manufacturing Co., Inc.	9,500	121,319
	Maruzen Co. Ltd.	65,800	1,407,344
	Maruzen Showa Unyu Co. Ltd.	76,100	2,919,434
	Matching Service Japan Co. Ltd.	8,200	57,637
	Matsuda Sangyo Co. Ltd.	75,682	1,525,462

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
#	Matsui Construction Co. Ltd.	108,300	$591,435
	Max Co. Ltd.	146,600	3,743,233
	Meidensha Corp.	207,310	5,298,924
#	Meiho Facility Works Ltd.	26,000	151,003
#	Meiji Electric Industries Co. Ltd.	40,700	381,622
#	Meiji Shipping Group Co. Ltd.	73,900	323,393
	Meisei Industrial Co. Ltd.	216,000	1,955,733
	MEITEC Group Holdings, Inc.	416,500	8,087,325
	Meiwa Corp.	145,600	648,303
	METAWATER Co. Ltd.	128,300	1,525,273
#	Midac Holdings Co. Ltd.	33,900	360,951
	Mie Kotsu Group Holdings, Inc.	303,258	1,008,450
#	Mirai Industry Co. Ltd.	28,900	682,552
	Mirait One Corp.	511,635	7,598,217
	Mitani Corp.	294,600	3,718,397
#	Mitani Sangyo Co. Ltd.	145,000	304,191
#	Mitsubishi Kakoki Kaisha Ltd.	39,000	898,976
	Mitsubishi Logisnext Co. Ltd.	185,900	2,380,980
	Mitsubishi Logistics Corp.	283,600	2,026,035
#	Mitsubishi Pencil Co. Ltd.	132,400	1,892,900
#	Mitsuboshi Belting Ltd.	89,900	2,276,185
#	Mitsui E&S Co. Ltd.	474,281	4,804,741
#	Mitsui Matsushima Holdings Co. Ltd.	67,300	1,871,902
	Mitsui-Soko Holdings Co. Ltd.	118,200	5,853,252
#	Miyaji Engineering Group, Inc.	126,068	1,587,045
	Mori-Gumi Co. Ltd.	35,100	70,770
	Morita Holdings Corp.	202,300	2,902,111
#	Moriya Transportation Engineering & Manufacturing Co. Ltd.	1,400	24,359
	Nabtesco Corp.	493,100	8,817,229
#	NAC Co. Ltd.	122,600	479,509
	Nachi-Fujikoshi Corp.	72,000	1,536,520
	Nadex Co. Ltd.	22,200	126,097
	Nagase & Co. Ltd.	519,200	9,752,091
#	Nagoya Railroad Co. Ltd.	686,899	7,664,317
#	Naigai Trans Line Ltd.	41,700	705,235
#	Nakabayashi Co. Ltd.	103,800	354,262
		Shares	Value»
INDUSTRIALS — (Continued)
	Nakakita Seisakusho Co. Ltd.	3,100	$61,710
#	Nakamoto Packs Co. Ltd.	34,400	387,920
	Nakanishi Manufacturing Co. Ltd.	5,700	92,214
#	Nakano Corp.	14,000	65,535
#	Namura Shipbuilding Co. Ltd.	201,528	2,587,541
	Nankai Electric Railway Co. Ltd.	467,500	7,741,879
	Narasaki Sangyo Co. Ltd.	25,400	438,431
	Nice Corp.	25,718	238,160
	Nichias Corp.	223,700	7,321,658
#	Nichiban Co. Ltd.	62,400	827,722
#	Nichiden Corp.	86,000	1,687,787
	Nichiha Corp.	151,580	2,833,267
#	Nichireki Group Co. Ltd.	144,700	2,254,834
	Nihon Dengi Co. Ltd.	61,600	1,509,453
#	Nihon Flush Co. Ltd.	98,245	510,592
	Nikkiso Co. Ltd.	271,600	1,774,499
	Nikko Co. Ltd.	152,044	695,196
	Nikkon Holdings Co. Ltd.	694,800	10,111,032
	Nippi, Inc.	11,900	435,408
	Nippon Air Conditioning Services Co. Ltd.	165,600	1,179,024
#	Nippon Aqua Co. Ltd.	73,600	364,085
	Nippon Carbon Co. Ltd.	45,200	1,252,963
	Nippon Concept Corp.	39,500	465,733
	Nippon Densetsu Kogyo Co. Ltd.	214,501	2,823,737
	Nippon Dry-Chemical Co. Ltd.	12,000	311,881
#	Nippon Hume Corp.	121,665	1,198,949
	Nippon Parking Development Co. Ltd.	1,114,400	1,519,919
#	Nippon Rietec Co. Ltd.	12,400	108,622
	Nippon Road Co. Ltd.	109,000	1,282,457
	Nippon Seisen Co. Ltd.	74,000	652,938
	Nippon Sharyo Ltd.	22,225	318,346
*	Nippon Sheet Glass Co. Ltd.	227,600	554,594
	Nippon Thompson Co. Ltd.	236,637	779,110
	Nippon Tungsten Co. Ltd.	13,398	106,886
	Nishimatsu Construction Co. Ltd.	159,600	5,185,362

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Nishi-Nippon Railroad Co. Ltd.	312,100	$4,512,895
	Nishio Holdings Co. Ltd.	110,600	3,040,709
	Nissei ASB Machine Co. Ltd.	49,200	1,714,301
#	Nissei Plastic Industrial Co. Ltd.	105,100	650,842
	Nisshinbo Holdings, Inc.	751,880	4,301,550
	Nissin Corp.	87,600	2,552,034
	Nisso Holdings Co. Ltd.	96,400	479,444
	Nitta Corp.	107,900	2,506,529
	Nitto Kogyo Corp.	146,700	2,745,002
#	Nitto Kohki Co. Ltd.	54,100	814,467
	Nitto Seiko Co. Ltd.	148,973	557,032
	Nittoc Construction Co. Ltd.	117,600	803,861
	Nittoku Co. Ltd.	50,398	682,861
#	NJS Co. Ltd.	35,900	908,840
	Noda Corp.	116,900	531,739
#	Nomura Micro Science Co. Ltd.	56,700	942,456
	Noritake Co. Ltd.	109,400	2,711,597
	Noritsu Koki Co. Ltd.	107,400	3,472,901
	Noritz Corp.	146,100	1,599,180
	NS Tool Co. Ltd.	67,500	330,573
	NS United Kaiun Kaisha Ltd.	53,400	1,347,686
#	NSK Ltd.	773,953	3,359,583
	NTN Corp.	2,185,300	3,500,382
#	Obara Group, Inc.	60,400	1,477,042
	Ochi Holdings Co. Ltd.	8,900	75,793
	Ohba Co. Ltd.	76,500	482,462
	Ohmoto Gumi Co. Ltd.	12,300	190,552
	Oiles Corp.	131,670	2,069,810
	Okabe Co. Ltd.	192,500	912,230
	Okada Aiyon Corp.	37,600	470,020
	Okamoto Machine Tool Works Ltd.	18,900	456,562
	Okamura Corp.	339,300	4,337,608
	OKUMA Corp.	268,800	6,062,959
	Okumura Corp.	173,880	4,374,104
	Onamba Co. Ltd.	1,400	8,989
	Onoken Co. Ltd.	103,400	1,032,835
	Open Up Group, Inc.	259,500	3,152,485
	Organo Corp.	103,027	5,099,899
	Oriental Consultants Holdings Co. Ltd.	6,100	213,567
	Oriental Shiraishi Corp.	729,100	1,854,551
	Origin Co. Ltd.	15,300	108,496
	OSG Corp.	417,100	4,616,228
	Oyo Corp.	126,400	2,100,968
	Paraca, Inc.	29,100	345,889
	Park24 Co. Ltd.	728,872	9,623,712
	Parker Corp.	34,000	181,434
		Shares	Value»
INDUSTRIALS — (Continued)
	Pasona Group, Inc.	133,600	$1,727,037
	Pegasus Co. Ltd.	107,119	339,537
	Penta-Ocean Construction Co. Ltd.	1,544,452	6,515,064
#	People Dreams & Technologies Group Co. Ltd.	19,400	201,090
	Pilot Corp.	140,399	3,981,961
	Prestige International, Inc.	612,700	2,764,655
#	Pronexus, Inc.	102,300	878,655
	PS Construction Co. Ltd.	62,560	476,776
	Punch Industry Co. Ltd.	16,000	40,625
	Quick Co. Ltd.	77,000	1,099,549
	Raito Kogyo Co. Ltd.	258,700	3,651,914
	Raiznext Corp.	254,200	2,538,906
	Raksul, Inc.	167,500	1,456,897
	Rasa Corp.	61,100	561,640
	Rheon Automatic Machinery Co. Ltd.	99,100	937,703
	Rix Corp.	19,100	358,587
#	Ryobi Ltd.	108,140	1,581,445
	Sakai Heavy Industries Ltd.	41,300	621,285
	Sakai Moving Service Co. Ltd.	130,500	2,027,686
# *	Sanix, Inc.	18,900	27,781
	Sanki Engineering Co. Ltd.	235,700	4,745,441
	Sanko Gosei Ltd.	107,300	476,616
	Sanko Metal Industrial Co. Ltd.	14,100	553,292
	Sankyo Tateyama, Inc.	76,536	295,750
	Sankyu, Inc.	237,900	8,496,901
	Sansei Technologies, Inc.	60,578	520,334
#	Sansha Electric Manufacturing Co. Ltd.	16,000	88,069
	Sanyo Denki Co. Ltd.	48,900	2,956,589
#	Sanyo Electric Railway Co. Ltd.	93,898	1,221,715
#	Sanyo Engineering & Construction, Inc.	60,200	300,909
#	Sanyo Industries Ltd.	6,400	116,055
	Sanyo Trading Co. Ltd.	138,600	1,339,844
#	Sata Construction Co. Ltd.	86,199	551,508
	Sato Holdings Corp.	101,500	1,439,565
	Sato Shoji Corp.	84,400	789,171
	SBS Holdings, Inc.	106,000	1,684,889
	SEC Carbon Ltd.	52,800	744,202

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Seibu Electric & Machinery Co. Ltd.	10,300	$130,889
	Seika Corp.	41,200	1,196,509
#	Seikitokyu Kogyo Co. Ltd.	79,630	791,476
	Seiko Electric Co. Ltd.	5,200	39,731
	Seino Holdings Co. Ltd.	44,200	667,231
	Sekisui Jushi Corp.	183,900	2,325,552
	Senko Group Holdings Co. Ltd.	660,000	6,617,132
	Senshu Electric Co. Ltd.	69,900	2,266,691
#	Shibaura Machine Co. Ltd.	110,900	2,553,715
	Shibusawa Logistics Corp.	54,900	1,091,114
	Shibuya Corp.	91,300	2,146,232
	Shima Seiki Manufacturing Ltd.	120,130	789,775
#	Shimojima Co. Ltd.	44,500	378,015
	Shin Maint Holdings Co. Ltd.	14,600	150,513
	Shin Nippon Air Technologies Co. Ltd.	164,560	2,036,077
#	Shinki Bus Co. Ltd.	1,900	42,254
	Shinmaywa Industries Ltd.	339,100	2,953,029
	Shinnihon Corp.	164,700	1,697,808
	Shinsho Corp.	28,700	1,131,117
	Shinwa Co. Ltd. (3447 JP)	56,500	272,264
	Shinwa Co. Ltd. (7607 JP)	58,600	1,117,227
	SHO-BOND Holdings Co. Ltd.	74,800	2,423,912
	SIGMAXYZ Holdings, Inc.	388,800	2,346,170
	Sinfonia Technology Co. Ltd.	125,900	5,640,092
#	Sinko Industries Ltd.	340,800	2,721,248
	Sintokogio Ltd.	212,000	1,268,878
	Skymark Airlines, Inc.	56,400	228,641
	SMS Co. Ltd.	265,300	2,840,892
	Soda Nikka Co. Ltd.	105,700	764,125
#	Sodick Co. Ltd.	220,500	1,175,434
	Sotetsu Holdings, Inc.	421,800	6,987,211
#	Space Co. Ltd.	77,062	552,842
#	S-Pool, Inc.	165,300	300,119
	Star Micronics Co. Ltd.	204,400	2,569,093
#	Studio Alice Co. Ltd.	50,500	693,806
#	Subaru Enterprise Co. Ltd.	32,700	711,751
	Sugimoto & Co. Ltd.	109,700	933,509
		Shares	Value»
INDUSTRIALS — (Continued)
#	Sumiseki Holdings, Inc.	180,600	$934,850
	Sumitomo Densetsu Co. Ltd.	102,400	3,283,084
	Sumitomo Mitsui Construction Co. Ltd.	708,840	1,901,327
	Sumitomo Warehouse Co. Ltd.	316,700	5,518,631
	Suzumo Machinery Co. Ltd.	4,400	60,767
	SWCC Corp.	164,700	8,030,931
#	Tacmina Corp.	14,700	161,511
#	Tadano Ltd.	519,800	3,851,784
	Taihei Dengyo Kaisha Ltd.	83,100	2,577,234
	Taiheiyo Kouhatsu, Inc.	37,100	170,375
	Taikisha Ltd.	141,900	4,270,994
#	Taisei Oncho Co. Ltd.	13,600	332,697
	Takamatsu Construction Group Co. Ltd.	88,900	1,569,952
	Takamiya Co. Ltd.	122,222	323,227
#	Takaoka Toko Co. Ltd.	55,520	751,264
	Takara & Co. Ltd.	56,755	1,139,019
	Takara Standard Co. Ltd.	192,400	2,078,902
	Takasago Thermal Engineering Co. Ltd.	167,400	6,519,914
	Takashima & Co. Ltd.	72,599	600,459
#	Takeuchi Manufacturing Co. Ltd.	199,600	6,986,761
#	Takigami Steel Construction Co. Ltd.	5,300	296,431
	Takuma Co. Ltd.	95,800	1,036,962
	Tanabe Engineering Corp.	39,500	463,991
#	Tanseisha Co. Ltd.	205,649	1,191,773
	Techno Ryowa Ltd.	66,390	1,096,890
	Techno Smart Corp.	42,600	486,323
	TechnoPro Holdings, Inc.	391,100	7,806,577
	Teikoku Electric Manufacturing Co. Ltd.	103,400	1,861,921
	Teikoku Sen-I Co. Ltd.	110,700	1,698,670
	Tekken Corp.	62,400	1,022,597
#	Tenpos Holdings Co. Ltd.	4,400	99,932
#	Terasaki Electric Co. Ltd.	24,300	374,746
	Tess Holdings Co. Ltd.	192,598	334,069
	THK Co. Ltd.	181,200	4,469,496

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	TKC Corp.	178,701	$4,386,755
	Toa Corp. (1885 JP)	311,500	2,379,542
#	TOA ROAD Corp.	236,500	1,990,257
#	Toba, Inc.	9,800	225,923
	TOBISHIMA HOLDINGS, Inc.	49,591	526,757
	Tocalo Co. Ltd.	364,000	4,218,505
	Toda Corp.	1,081,100	6,544,472
	Toenec Corp.	244,500	1,611,757
	Togami Electric Manufacturing Co. Ltd.	17,800	357,331
	TOKAI Holdings Corp.	595,500	3,624,512
#	Tokyo Energy & Systems, Inc.	98,400	686,980
#	Tokyo Sangyo Co. Ltd.	113,600	541,708
	Tokyu Construction Co. Ltd.	425,200	2,019,857
	Toli Corp.	208,400	623,278
	Tomoe Corp.	141,800	1,086,483
	Tomoe Engineering Co. Ltd.	43,400	1,062,163
	Tonami Holdings Co. Ltd.	31,500	1,326,560
#	Torishima Pump Manufacturing Co. Ltd.	108,100	1,579,472
	Totech Corp.	143,200	2,185,134
	Totetsu Kogyo Co. Ltd.	142,600	2,948,805
	Toukei Computer Co. Ltd.	13,620	382,355
	Toyo Construction Co. Ltd.	355,300	3,189,551
	Toyo Engineering Corp.	116,244	539,194
#	Toyo Logistics Co. Ltd.	10,520	95,884
#	Toyo Machinery & Metal Co. Ltd.	64,800	265,742
	Toyo Tanso Co. Ltd.	80,900	2,069,189
#	Toyo Wharf & Warehouse Co. Ltd.	21,200	169,416
	Transcosmos, Inc.	115,200	2,382,145
	TRE Holdings Corp.	157,500	1,584,058
	Trinity Industrial Corp.	36,000	255,373
	Trusco Nakayama Corp.	204,400	2,722,940
#	TRYT, Inc.	63,600	172,621
	Tsubaki Nakashima Co. Ltd.	173,100	519,110
	Tsubakimoto Chain Co.	463,920	5,700,150
#	Tsubakimoto Kogyo Co. Ltd.	85,200	1,087,734
	Tsugami Corp.	236,600	2,530,082
	Tsukishima Holdings Co. Ltd.	153,400	1,450,200
		Shares	Value»
INDUSTRIALS — (Continued)
	Tsurumi Manufacturing Co. Ltd.	99,900	$2,167,087
#	Ueki Corp.	60,800	620,352
	UEX Ltd.	4,800	27,708
	Ushio, Inc.	524,200	7,028,187
	UT Group Co. Ltd.	156,800	2,211,526
*	Visional, Inc.	121,100	6,007,371
	Wakachiku Construction Co. Ltd.	72,400	1,717,682
	Wakita & Co. Ltd.	193,700	2,251,153
#	WDB Holdings Co. Ltd.	42,200	469,637
	Weathernews, Inc.	63,600	1,444,208
#	West Holdings Corp.	126,603	1,285,621
	Will Group, Inc.	77,807	504,973
	World Holdings Co. Ltd.	41,300	539,366
# *	W-Scope Corp.	98,700	159,727
#	Yahagi Construction Co. Ltd.	172,600	1,719,325
	YAMABIKO Corp.	212,228	3,735,843
	YAMADA Consulting Group Co. Ltd.	47,938	591,912
	Yamato Corp.	101,100	854,650
#	Yamaura Corp.	14,400	115,691
#	Yamazen Corp.	332,700	2,865,394
#	Yasuda Logistics Corp.	99,100	1,126,522
	Yokogawa Bridge Holdings Corp.	187,100	3,249,763
	Yondenko Corp.	162,360	1,602,055
	Yuasa Trading Co. Ltd.	98,900	2,809,524
	Yuken Kogyo Co. Ltd.	1,400	23,418
	Yurtec Corp.	257,400	2,891,168
	Yushin Precision Equipment Co. Ltd.	29,300	129,736
	Zaoh Co. Ltd.	25,900	395,527
	Zenitaka Corp.	11,600	294,424
#	Zuiko Corp.	51,765	445,157
TOTAL INDUSTRIALS			877,593,541
INFORMATION TECHNOLOGY — (12.5%)
	A&D HOLON Holdings Co. Ltd.	140,200	1,712,562
# *	Access Co. Ltd.	24,600	186,685
#	Ad-sol Nissin Corp.	43,408	544,933
	Adtec Plasma Technology Co. Ltd.	3,100	27,889
	Advanced Media, Inc.	18,900	135,450
#	AGS Corp.	5,200	30,579
	Ai Holdings Corp.	193,700	2,479,616
	Aichi Tokei Denki Co. Ltd.	44,837	548,117
	Aiphone Co. Ltd.	66,800	1,165,638
#	Alpha Systems, Inc.	27,720	627,202

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Alps Alpine Co. Ltd.	989,842	$9,898,057
	Amano Corp.	292,700	7,656,338
*	AnyMind Group, Inc.	48,900	369,179
	AOI Electronics Co. Ltd.	19,900	271,096
*	Arent, Inc.	5,800	207,264
	Argo Graphics, Inc.	102,600	3,251,824
	Arisawa Manufacturing Co. Ltd.	199,400	1,857,522
	Asahi Intelligence Service Co. Ltd.	2,600	15,885
	Ascentech KK	8,100	46,723
	Atled Corp.	8,600	77,215
	Avant Group Corp.	110,600	1,376,343
	Axell Corp.	16,200	133,504
	Base Co. Ltd.	31,400	609,136
# *	baudroie, Inc.	15,800	497,882
#	BrainPad, Inc.	65,100	472,460
	Business Brain Showa-Ota, Inc.	38,600	537,856
#	Business Engineering Corp.	11,200	258,264
	CAC Holdings Corp.	74,200	841,175
	Canon Electronics, Inc.	106,000	1,735,595
#	CDS Co. Ltd.	15,500	174,400
	Celsys, Inc.	173,600	1,563,233
#	Change Holdings, Inc.	171,400	1,612,124
# *	Chatwork Co. Ltd.	10,600	40,437
#	Chino Corp.	37,300	531,479
	Citizen Watch Co. Ltd.	1,259,400	7,630,862
	CMK Corp.	216,700	641,208
#	Computer Engineering & Consulting Ltd.	159,900	1,950,284
	Computer Institute of Japan Ltd.	340,917	1,030,558
#	Comture Corp.	125,900	1,763,535
# *	Core Concept Technologies, Inc.	18,400	108,748
#	Core Corp.	45,800	553,355
	Cresco Ltd.	169,400	1,246,870
	Cross Cat Co. Ltd.	8,200	57,493
#	Cube System, Inc.	57,200	385,324
# *	Cyber Security Cloud, Inc.	21,600	281,018
	Cyberlinks Co. Ltd.	15,400	70,729
	Cybozu, Inc.	123,700	2,183,291
	Daishinku Corp.	148,696	571,249
	Daitron Co. Ltd.	55,600	959,875
	Daiwabo Holdings Co. Ltd.	545,300	10,612,423
	Densan System Holdings Co. Ltd.	42,900	625,461
	Dentsu Soken, Inc.	43,200	1,708,523
	Dexerials Corp.	214,500	2,795,235
	Digital Arts, Inc.	63,500	2,422,560
	Digital Hearts Holdings Co. Ltd.	56,900	319,099
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Digital Information Technologies Corp.	54,500	$722,602
#	DKK Co. Ltd.	44,000	482,263
	DKK-Toa Corp.	31,400	149,069
	Double Standard, Inc.	22,600	249,311
	DTS Corp.	243,200	6,633,145
	Ebase Co. Ltd.	100,338	404,632
#	E-Guardian, Inc.	10,808	137,724
	Eizo Corp.	183,800	2,610,714
	Elecom Co. Ltd.	249,300	2,397,115
	Enomoto Co. Ltd.	5,983	53,307
#	Enplas Corp.	37,900	1,304,053
	ESPEC Corp.	106,800	1,781,357
#	Ferrotec Holdings Corp.	236,900	3,924,748
#	FFRI Security, Inc.	7,100	117,508
#	Fixstars Corp.	123,600	1,365,324
#	Focus Systems Corp.	50,500	360,317
#	Forval Corp.	51,100	481,435
*	Fronteo, Inc.	47,800	200,630
	FTGroup Co. Ltd.	51,000	400,271
	Fukui Computer Holdings, Inc.	55,300	1,028,530
	Furuno Electric Co. Ltd.	128,000	2,179,924
	Furuya Metal Co. Ltd.	63,800	1,352,277
	Future Corp.	270,200	3,160,694
#	Global Security Experts, Inc.	5,400	163,392
	GLtechno Holdings, Inc.	44,500	808,365
	GMO GlobalSign Holdings KK	21,200	337,632
	GMO internet group, Inc.	331,520	5,884,399
	Hagiwara Electric Holdings Co. Ltd.	43,700	958,169
#	Hakuto Co. Ltd.	600	17,370
# *	Headwaters Co. Ltd.	3,600	115,426
#	Hennge KK	37,700	284,003
	Hibino Corp.	3,700	73,080
	Himacs Ltd.	960	8,590
	Hioki EE Corp.	57,600	2,868,248
	Hochiki Corp.	86,600	1,376,847
	Hokuriku Electric Industry Co. Ltd.	21,839	226,442
	Hosiden Corp.	282,100	3,823,377
	Icom, Inc.	51,700	926,623
	ID Holdings Corp.	42,850	485,483
#	I'll, Inc.	40,500	671,156
	Ines Corp.	106,400	1,258,200
#	I-Net Corp.	71,690	760,481
	Innotech Corp.	96,100	870,722
	Intelligent Wave, Inc.	48,300	331,446
	Inter Action Corp.	10,400	73,629
	Iriso Electronics Co. Ltd.	92,200	1,564,322
	ISB Corp.	51,700	444,286

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Itfor, Inc.	164,300	$1,524,271
#	Japan Aviation Electronics Industry Ltd.	269,200	4,873,358
#	Japan Business Systems, Inc.	5,600	33,186
#	Japan Cash Machine Co. Ltd.	98,000	728,625
	Japan Electronic Materials Corp.	10,300	137,089
	Japan Material Co. Ltd.	404,600	4,517,063
#	Japan System Techniques Co. Ltd.	72,400	860,107
	JBCC Holdings, Inc.	87,300	2,701,191
	Jeol Ltd.	235,300	8,672,117
	JFE Systems, Inc.	11,500	258,570
# *	JIG-SAW, Inc.	11,000	235,337
	Justsystems Corp.	165,600	3,580,239
	Kaga Electronics Co. Ltd.	194,800	3,488,422
# *	Kaonavi, Inc.	12,400	161,621
	KEL Corp.	19,800	181,528
#	Koa Corp.	163,100	1,033,747
	Kohoku Kogyo Co. Ltd.	18,000	314,017
	Konica Minolta, Inc.	2,256,000	9,132,179
	KSK Co. Ltd.	3,000	64,951
	Kyosan Electric Manufacturing Co. Ltd.	189,800	622,826
#	Kyowa Electronic Instruments Co. Ltd.	36,800	95,023
	Macnica Holdings, Inc.	518,082	6,080,943
	Marubun Corp.	87,400	624,206
	Maxell Ltd.	222,300	2,864,295
	MCJ Co. Ltd.	423,600	3,711,858
	Megachips Corp.	78,500	2,947,359
	Meiko Electronics Co. Ltd.	122,000	7,085,881
	Melco Holdings, Inc.	20,300	281,920
	Micronics Japan Co. Ltd.	164,100	3,973,349
	MIMAKI ENGINEERING Co. Ltd.	101,100	958,566
#	Miraial Co. Ltd.	21,338	170,610
#	Miroku Jyoho Service Co. Ltd.	107,700	1,325,832
	Mitsubishi Research Institute, Inc.	48,100	1,496,537
#	Mitsui High-Tec, Inc.	439,400	2,553,307
	m-up Holdings, Inc.	161,300	1,660,936
	Mutoh Holdings Co. Ltd.	4,700	85,830
#	Nagano Keiki Co. Ltd.	80,100	1,140,823
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	NCD Co. Ltd./Shinagawa	31,500	$570,900
	NEOJAPAN, Inc.	4,700	50,662
	Nichicon Corp.	151,700	1,069,990
	Nihon Dempa Kogyo Co. Ltd.	90,300	504,036
	Nihon Denkei Co. Ltd.	43,300	521,393
#	Nippon Avionics Co. Ltd.	20,500	286,088
# *	Nippon Chemi-Con Corp.	66,000	425,091
	Nippon Electric Glass Co. Ltd.	385,736	8,286,028
	Nippon Information Development Co. Ltd.	12,600	193,614
#	Nippon Kodoshi Corp.	51,600	622,691
	Nippon Signal Co. Ltd.	251,292	1,470,670
	Nissha Co. Ltd.	203,200	2,121,950
	Nohmi Bosai Ltd.	85,500	1,699,124
#	NPC, Inc.	72,300	425,977
	NSD Co. Ltd.	464,660	9,810,795
	NSW, Inc.	48,600	908,240
	Ohara, Inc.	35,300	255,938
	Oki Electric Industry Co. Ltd.	305,864	1,912,362
	Optex Group Co. Ltd.	160,500	1,697,738
# *	Optim Corp.	52,800	261,538
	Optorun Co. Ltd.	72,499	844,413
	Oro Co. Ltd.	27,600	439,160
#	Osaki Electric Co. Ltd.	109,540	530,217
	Oval Corp.	26,900	62,558
	Plus Alpha Consulting Co. Ltd.	106,300	1,226,520
	Pole To Win Holdings, Inc.	60,097	161,577
#	Pro-Ship, Inc.	44,900	450,379
	Rakus Co. Ltd.	300,700	3,734,882
	Restar Corp.	108,800	1,753,128
	Riken Keiki Co. Ltd.	158,800	3,180,486
#	Riso Kagaku Corp.	16,800	151,995
#	Rorze Corp.	208,700	2,275,198
	RS Technologies Co. Ltd.	5,800	112,754
	RYODEN Corp.	92,900	1,494,353
	Ryoyo Ryosan Holdings, Inc.	54,503	881,489
#	Samco, Inc.	18,100	342,572
# *	Sanken Electric Co. Ltd.	115,099	4,520,591
	Sanshin Electronics Co. Ltd.	67,900	853,082
#	Santec Holdings Corp.	18,900	744,846
#	Satori Electric Co. Ltd.	69,680	749,690
	SAXA, Inc.	23,800	439,381
#	Segue Group Co. Ltd.	23,900	96,822
	SEMITEC Corp.	29,200	342,435
	SERAKU Co. Ltd.	2,500	27,707

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Shibaura Electronics Co. Ltd.	83,500	$1,709,347
#	Shibaura Mechatronics Corp.	63,900	3,344,653
# *	SHIFT, Inc.	747,000	6,161,156
#	Shindengen Electric Manufacturing Co. Ltd.	39,000	608,599
	Shinko Shoji Co. Ltd.	173,400	1,132,569
	Showa Shinku Co. Ltd.	21,100	191,423
	Sigma Koki Co. Ltd.	11,900	106,975
	Siix Corp.	163,800	1,192,356
*	Simplex Holdings, Inc.	122,200	2,282,754
#	SK-Electronics Co. Ltd.	40,400	508,919
# *	Smaregi, Inc.	17,500	299,836
#	SMK Corp.	20,849	379,959
	Softcreate Holdings Corp.	95,000	1,408,659
	Soliton Systems KK	43,500	322,400
	Solxyz Co. Ltd.	29,700	61,440
	SRA Holdings	69,900	1,944,220
	Startia Holdings, Inc.	25,200	361,385
	Sumida Corp.	120,001	703,405
*	Sun*, Inc. (4053 JP)	23,600	105,316
	Sun-Wa Technos Corp.	50,200	733,975
#	Suzuden Corp.	27,200	333,274
	Suzuki Co. Ltd.	58,777	662,438
	System D, Inc.	1,100	9,967
	System Research Co. Ltd.	63,100	659,941
	System Support Holdings, Inc.	31,500	402,148
#	Systems Engineering Consultants Co. Ltd.	12,000	376,237
	Systena Corp.	1,354,500	3,096,804
	Tachibana Eletech Co. Ltd.	101,760	1,745,061
#	Taiyo Yuden Co. Ltd.	490,101	6,852,169
#	TAKEBISHI Corp.	52,200	647,211
#	Tamura Corp.	412,900	1,584,022
#	Tazmo Co. Ltd.	58,700	779,983
#	TDC Soft, Inc.	186,800	1,684,369
	TechMatrix Corp.	237,900	3,859,182
	Tecnos Japan, Inc.	46,200	247,212
#	Teikoku Tsushin Kogyo Co. Ltd.	35,100	529,201
#	Tera Probe, Inc.	13,500	273,636
	TESEC Corp.	17,700	172,365
	Toho System Science Co. Ltd.	4,050	36,119
#	Tokyo Electron Device Ltd.	103,700	2,092,212
	Tokyo Seimitsu Co. Ltd.	151,616	7,178,309
	Tomen Devices Corp.	15,900	627,095
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Topcon Corp.	545,900	$10,218,570
#	Torex Semiconductor Ltd.	47,100	354,388
	Toshiba TEC Corp.	140,509	3,081,406
#	Towa Corp.	326,200	4,301,593
	Toyo Corp.	128,100	1,170,293
#	Tri Chemical Laboratories, Inc.	16,500	343,033
#	Tsuzuki Denki Co. Ltd.	48,900	876,208
	Ubicom Holdings, Inc.	12,174	105,279
	Uchida Yoko Co. Ltd.	46,400	2,032,870
	ULS Group, Inc.	12,200	389,875
	Ulvac, Inc.	97,200	3,822,707
#	User Local, Inc.	28,300	330,579
	V Technology Co. Ltd.	12,900	192,969
	Wacom Co. Ltd.	185,800	799,573
#	WILLs, Inc.	30,900	121,233
*	WingArc1st, Inc.	67,400	1,487,980
#	YAC Holdings Co. Ltd.	57,600	329,934
	Yamaichi Electronics Co. Ltd.	128,800	1,928,454
	Yashima Denki Co. Ltd.	119,500	1,319,203
#	YE DIGITAL Corp.	29,700	121,246
	Yokowo Co. Ltd.	80,975	851,699
TOTAL INFORMATION TECHNOLOGY			365,516,172
MATERIALS — (11.8%)
	Achilles Corp.	59,400	559,301
	ADEKA Corp.	480,800	8,960,719
	Aica Kogyo Co. Ltd.	224,400	4,682,305
	Aichi Steel Corp.	46,165	2,060,304
	Arakawa Chemical Industries Ltd.	83,700	601,591
#	Araya Industrial Co. Ltd.	15,800	520,640
	ARE Holdings, Inc.	436,500	5,398,720
	Artience Co. Ltd.	207,800	4,133,942
	Asahi Printing Co. Ltd.	25,700	149,980
#	Asahi Yukizai Corp.	84,300	2,352,435
	Asia Pile Holdings Corp.	175,830	955,801
	C Uyemura & Co. Ltd.	63,900	4,235,908
#	Carlit Co. Ltd.	111,113	832,023
#	Chubu Steel Plate Co. Ltd.	57,500	856,544
	Chuetsu Pulp & Paper Co. Ltd.	23,000	221,244
	Chugoku Marine Paints Ltd.	183,100	2,779,317
#	CK-San-Etsu Co. Ltd.	22,500	572,470
	Dai Nippon Toryo Co. Ltd.	113,200	881,376
	Daicel Corp.	418,273	3,701,160
	Daido Steel Co. Ltd.	539,800	4,299,135

The Japanese Small Company Series
CONTINUED
		Shares	Value»
MATERIALS — (Continued)
#	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	81,900	$364,351
#	Daiki Aluminium Industry Co. Ltd.	152,500	1,039,711
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	69,500	1,286,256
	Daio Paper Corp.	352,400	1,953,108
	Denka Co. Ltd.	348,700	4,966,294
	DIC Corp.	387,100	8,385,494
#	DKS Co. Ltd.	38,415	725,711
	Dowa Holdings Co. Ltd.	249,300	7,424,294
	Dynapac Co. Ltd.	8,500	92,659
	FP Corp.	179,597	3,500,222
	Fuji Seal International, Inc.	205,128	3,154,864
	Fujikura Kasei Co. Ltd.	56,200	179,422
	Fujimi, Inc.	212,600	2,991,109
	Fuso Chemical Co. Ltd.	112,800	2,430,832
	Godo Steel Ltd.	49,900	1,288,472
#	Gun-Ei Chemical Industry Co. Ltd.	18,100	320,863
#	Hakudo Co. Ltd.	39,400	600,854
	Harima Chemicals Group, Inc.	64,500	363,497
	Hodogaya Chemical Co. Ltd.	24,601	578,418
	Hokkan Holdings Ltd.	45,341	482,310
#	Hokko Chemical Industry Co. Ltd.	111,000	1,031,926
#	Hokuetsu Corp.	677,999	6,382,193
#	Ise Chemicals Corp.	9,300	1,628,377
#	Ishihara Chemical Co. Ltd.	56,200	849,728
	Ishihara Sangyo Kaisha Ltd.	148,150	1,528,182
	Ishizuka Glass Co. Ltd.	5,700	88,454
#	Japan Pure Chemical Co. Ltd.	500	10,068
	JCU Corp.	123,200	2,860,624
#	JSP Corp.	72,300	995,318
	Kaneka Corp.	211,400	5,131,661
	Kanto Denka Kogyo Co. Ltd.	229,200	1,408,125
#	KeePer Technical Laboratory Co. Ltd.	74,700	2,143,330
	KEIWA, Inc.	46,039	300,766
	KH Neochem Co. Ltd.	155,942	2,107,321
	Kimoto Co. Ltd.	59,500	120,367
	Koatsu Gas Kogyo Co. Ltd.	178,393	957,975
		Shares	Value»
MATERIALS — (Continued)
#	Kohsoku Corp.	70,200	$1,126,882
	Konishi Co. Ltd.	324,700	2,671,716
	Konoshima Chemical Co. Ltd.	21,600	234,044
	Krosaki Harima Corp.	108,300	1,737,154
	Kumiai Chemical Industry Co. Ltd.	318,687	1,557,493
	Kunimine Industries Co. Ltd.	28,300	183,513
	Kureha Corp.	257,050	4,614,162
	Kurimoto Ltd.	59,000	1,701,537
	Kuriyama Holdings Corp.	79,300	639,762
#	Kyoei Steel Ltd.	114,300	1,397,953
	Kyowa Leather Cloth Co. Ltd.	59,100	265,818
	Lintec Corp.	232,200	4,342,029
	Maeda Kosen Co. Ltd.	223,700	2,770,513
	Maruichi Steel Tube Ltd.	251,800	5,474,939
#	MEC Co. Ltd.	60,700	1,256,947
*	Mipox Corp.	900	4,202
	Mitani Sekisan Co. Ltd.	66,000	2,159,152
#	Mitsubishi Materials Corp.	542,700	8,518,034
#	Mitsubishi Paper Mills Ltd.	100,900	393,590
#	Mitsubishi Steel Manufacturing Co. Ltd.	13,184	136,292
	Mitsui Mining & Smelting Co. Ltd.	291,500	8,594,251
#	MORESCO Corp.	10,500	86,831
	Moriroku Holdings Co. Ltd.	23,000	298,418
	Mory Industries, Inc.	32,400	960,692
	Muto Seiko Co.	20,400	219,754
#	Nakayama Steel Works Ltd.	179,700	889,553
	Nasu Denki Tekko Co. Ltd.	3,000	229,201
	Neturen Co. Ltd.	152,700	983,423
#	Nicca Chemical Co. Ltd.	39,300	286,841
	Nichia Steel Works Ltd.	24,800	48,160
	Nihon Kagaku Sangyo Co. Ltd.	79,800	731,358
#	Nihon Nohyaku Co. Ltd.	143,600	699,678
	Nihon Parkerizing Co. Ltd.	499,900	4,076,565
#	Nihon Yamamura Glass Co. Ltd.	33,500	334,785
	Nippon Carbide Industries Co., Inc.	37,600	432,045

The Japanese Small Company Series
CONTINUED
		Shares	Value»
MATERIALS — (Continued)
	Nippon Chemical Industrial Co. Ltd.	26,300	$400,219
#	Nippon Concrete Industries Co. Ltd.	178,717	429,426
	Nippon Denko Co. Ltd.	487,414	877,147
#	Nippon Fine Chemical Co. Ltd.	78,800	1,144,532
	Nippon Kayaku Co. Ltd.	619,600	5,070,886
	Nippon Light Metal Holdings Co. Ltd.	305,490	3,128,596
#	Nippon Paper Industries Co. Ltd.	409,906	2,340,249
	Nippon Shokubai Co. Ltd.	487,000	5,907,728
	Nippon Soda Co. Ltd.	267,700	4,967,273
#	Nippon Yakin Kogyo Co. Ltd.	73,349	1,893,489
	Nitta Gelatin, Inc.	64,800	299,947
	Nittetsu Mining Co. Ltd.	65,300	1,991,736
	Nozawa Corp.	47,500	260,792
	Oat Agrio Co. Ltd.	49,200	629,526
	Okamoto Industries, Inc.	68,400	2,339,011
	Okura Industrial Co. Ltd.	33,000	642,045
#	Osaka Organic Chemical Industry Ltd.	85,843	1,501,478
#	Osaka Steel Co. Ltd.	80,800	1,216,920
#	OSAKA Titanium Technologies Co. Ltd.	128,100	1,558,039
*	Pacific Metals Co. Ltd.	18,941	187,827
	Pack Corp.	84,100	1,910,729
	PILLAR Corp.	105,500	2,876,631
	Rasa Industries Ltd.	40,000	637,654
	Rengo Co. Ltd.	1,005,600	5,683,884
	Riken Technos Corp.	231,800	1,524,614
	Sakai Chemical Industry Co. Ltd.	74,316	1,219,945
	Sakata INX Corp.	236,800	2,601,926
	Sanyo Chemical Industries Ltd.	70,500	1,778,039
	Sanyo Special Steel Co. Ltd.	79,560	1,021,526
	Sekisui Kasei Co. Ltd.	142,382	323,082
	Shikoku Kasei Holdings Corp.	219,200	2,704,351
	Shinagawa Refractories Co. Ltd.	157,500	1,758,966
	Shin-Etsu Polymer Co. Ltd.	256,400	2,681,141
	SK Kaken Co. Ltd.	15,500	894,127
		Shares	Value»
MATERIALS — (Continued)
	Soken Chemical & Engineering Co. Ltd.	44,400	$993,626
	Stella Chemifa Corp.	52,600	1,502,358
	Sumitomo Bakelite Co. Ltd.	179,700	4,327,333
	Sumitomo Osaka Cement Co. Ltd.	181,799	3,876,671
	Sumitomo Seika Chemicals Co. Ltd.	50,200	1,499,776
	T Hasegawa Co. Ltd.	132,800	2,560,234
	Taiheiyo Cement Corp.	73,195	1,843,430
#	Taisei Lamick Co. Ltd.	31,000	504,923
	Taiyo Holdings Co. Ltd.	215,900	5,807,205
	Takasago International Corp.	81,800	2,837,213
	Takemoto Yohki Co. Ltd.	35,900	188,199
#	Taki Chemical Co. Ltd.	22,000	472,202
	Tayca Corp.	85,117	829,531
	Teijin Ltd.	995,088	8,487,985
	Tenma Corp.	106,500	1,927,620
	Toagosei Co. Ltd.	636,000	5,897,143
	Toho Acetylene Co. Ltd.	56,400	131,123
	Toho Chemical Industry Co. Ltd.	47,000	195,122
#	Toho Titanium Co. Ltd.	168,500	1,124,855
*	Toho Zinc Co. Ltd.	10,999	36,728
#	Tokai Carbon Co. Ltd.	920,100	5,124,338
	Tokushu Tokai Paper Co. Ltd.	43,658	1,004,633
	Tokuyama Corp.	332,797	5,523,527
	Tokyo Printing Ink Manufacturing Co. Ltd.	10,200	220,280
	Tokyo Rope Manufacturing Co. Ltd.	28,300	236,656
	Tokyo Steel Manufacturing Co. Ltd.	467,000	4,702,194
#	Tokyo Tekko Co. Ltd.	52,900	2,023,371
#	Tomoku Co. Ltd.	69,200	1,053,192
	Topy Industries Ltd.	66,500	888,804
#	Toyo Gosei Co. Ltd.	27,500	926,487
	Toyobo Co. Ltd.	498,700	3,152,752
	TYK Corp.	108,200	286,793
	UACJ Corp.	189,241	6,501,630
	UBE Corp.	569,100	8,369,898
	Valqua Ltd.	101,999	2,143,729
	Vertex Corp.	126,294	1,595,897
#	Wavelock Holdings Co. Ltd.	28,300	129,575
#	Wood One Co. Ltd.	6,397	32,968

The Japanese Small Company Series
CONTINUED
		Shares	Value»
MATERIALS — (Continued)
	Yamau Holdings Co. Ltd.	5,300	$60,938
#	Yamax Corp.	16,600	149,379
	Yodogawa Steel Works Ltd.	129,300	4,681,968
#	Yotai Refractories Co. Ltd.	111,800	1,219,955
	Yushiro Chemical Industry Co. Ltd.	45,200	612,224
	Zacros Corp.	97,100	2,489,767
	Zeon Corp.	596,593	5,545,985
TOTAL MATERIALS			346,609,056
REAL ESTATE — (1.6%)
	AD Works Group Co. Ltd.	137,000	183,048
	Airport Facilities Co. Ltd.	127,670	488,995
	Anabuki Kosan, Inc.	16,400	210,628
#	Aoyama Zaisan Networks Co. Ltd.	101,700	1,209,828
	Arealink Co. Ltd.	95,146	1,426,002
	AZOOM Co. Ltd.	9,100	382,238
	B-Lot Co. Ltd.	21,400	170,751
	Cosmos Initia Co. Ltd.	43,300	248,332
#	CRE, Inc.	29,100	318,919
*	CREAL, Inc.	7,100	125,575
	Dear Life Co. Ltd.	142,100	916,295
	Global Link Management KK	2,900	56,943
#	Goldcrest Co. Ltd.	85,970	1,709,178
	Good Com Asset Co. Ltd.	10,900	65,102
	Grandy House Corp.	100,400	377,698
	Heiwa Real Estate Co. Ltd.	113,500	3,304,590
	Ichigo, Inc.	335,300	766,154
	Innovation Holdings Co. Ltd.	3,100	18,302
#	JALCO Holdings, Inc.	110,200	215,064
#	Japan Property Management Center Co. Ltd.	54,100	386,624
	JINUSHI Co. Ltd.	77,900	1,114,062
	JSB Co. Ltd.	50,800	1,042,104
#	Kasumigaseki Capital Co. Ltd.	7,200	688,670
	Katitas Co. Ltd.	185,300	2,590,653
	Keihanshin Building Co. Ltd.	191,800	1,849,201
#	LA Holdings Co. Ltd.	16,500	642,537
	Leopalace21 Corp.	947,400	3,370,850
	Loadstar Capital KK	40,000	699,842
	Mirarth Holdings, Inc.	463,300	1,557,188
	Mugen Estate Co. Ltd.	54,600	650,064
	Nisshin Group Holdings Co. Ltd.	193,600	654,822
		Shares	Value»
REAL ESTATE — (Continued)
	Relo Group, Inc.	456,756	$5,598,185
	Sankyo Frontier Co. Ltd.	47,400	631,611
# *	SRE Holdings Corp.	46,200	999,529
	Star Mica Holdings Co. Ltd.	129,371	710,640
	Starts Corp., Inc.	198,400	4,928,457
	Sun Frontier Fudousan Co. Ltd.	162,400	2,099,382
	Sunnexta Group, Inc.	11,100	69,851
*	TKP Corp.	12,100	124,895
	TOC Co. Ltd.	216,550	900,981
#	Tokyo Theatres Co., Inc.	25,299	176,456
	Tosei Corp.	174,700	2,685,810
#	Urbanet Corp. Co. Ltd.	102,000	282,096
TOTAL REAL ESTATE			46,648,152
UTILITIES — (1.4%)
#	Chugoku Electric Power Co., Inc.	628,500	3,500,607
	EF-ON, Inc.	69,620	170,269
# *	eRex Co. Ltd.	100,500	517,087
#	Hiroshima Gas Co. Ltd.	282,631	660,927
#	Hokkaido Electric Power Co., Inc.	1,097,000	5,584,638
	Hokkaido Gas Co. Ltd.	419,500	1,477,628
	Hokuriku Electric Power Co.	895,100	4,976,564
#	Hokuriku Gas Co. Ltd.	10,100	230,128
#	K&O Energy Group, Inc.	80,600	1,693,983
	Nippon Gas Co. Ltd.	645,700	9,054,523
#	Okinawa Electric Power Co., Inc.	158,016	914,063
# *	RENOVA, Inc.	200,899	798,740
#	Saibu Gas Holdings Co. Ltd.	138,400	1,525,645
	Shikoku Electric Power Co., Inc.	795,200	6,094,054
	Shizuoka Gas Co. Ltd.	250,500	1,621,712
#	Toell Co. Ltd.	51,800	247,770
	Toho Gas Co. Ltd.	105,100	2,637,947
TOTAL UTILITIES			41,706,285
TOTAL COMMON STOCKS Cost ($2,381,465,386)			2,862,650,440

			Value†
SECURITIES LENDING COLLATERAL — (2.5%)
@ §	The DFA Short Term Investment Fund	6,260,139	72,417,286
TOTAL INVESTMENTS — (100.0%)
(Cost $2,453,877,626)^^			$2,935,067,726

The Japanese Small Company Series
CONTINUED
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
††	Security valued using significant unobservable inputs (Level 3).
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
Summary of the Series' investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	—	$56,697,982	—	$56,697,982
Consumer Discretionary	—	482,282,012	—	482,282,012
Consumer Staples	—	223,042,711	—	223,042,711
Energy	—	24,887,093	—	24,887,093
Financials	—	259,504,312	—	259,504,312
Health Care	—	138,163,124	—	138,163,124
Industrials	—	877,593,541	—	877,593,541
Information Technology	—	365,516,172	—	365,516,172
Materials	—	346,609,056	—	346,609,056
Real Estate	—	46,648,152	—	46,648,152
Utilities	—	41,706,285	—	41,706,285
Securities Lending Collateral	—	72,417,286	—	72,417,286
Total Investments in Securities	—	$2,935,067,726	—˂˃	$2,935,067,726

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The Asia Pacific Small Company Series
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

		Shares	Value»
COMMON STOCKS — (96.4%)
AUSTRALIA — (69.1%)
# *	29Metals Ltd.	3,401,418	$488,415
*	3P Learning Ltd.	93,233	39,256
# *	4DMedical Ltd.	51,246	17,282
	Accent Group Ltd.	2,665,493	3,611,760
* ††	ACN Ltd.	1,687	0
#	Acrow Ltd.	1,397,728	999,482
	Adairs Ltd.	1,060,571	1,738,929
*	AIC Mines Ltd.	82,645	17,837
*	AI-Media Technologies Ltd.	200,841	90,209
*	Ainsworth Game Technology Ltd.	570,292	248,476
# *	Alkane Resources Ltd.	2,707,749	978,464
# *	Alliance Aviation Services Ltd.	376,418	644,911
# *	Alligator Energy Ltd.	5,133,833	106,297
# *	AMA Group Ltd.	24,184,497	791,544
# *	American Rare Earths Ltd.	256,547	42,502
	Amotiv Ltd.	839,734	5,589,086
	AMP Ltd.	15,419,283	16,989,095
*	Amplitude Energy Ltd.	16,036,606	1,986,803
	Ansell Ltd.	870,421	18,924,723
# *	Anson Resources Ltd.	569,514	21,570
# *	Antipa Minerals Ltd.	3,698,989	76,960
# *	Appen Ltd.	725,029	1,217,263
# *	Arafura Rare Earths Ltd. (ARU AU)	12,494,993	1,000,847
#	ARB Corp. Ltd.	514,348	12,466,261
# *	Archer Materials Ltd.	451,698	107,530
#	ARN Media Ltd.	1,013,835	423,219
# *	Aroa Biosurgery Ltd.	310,301	112,057
# *	Articore Group Ltd.	1,125,474	153,303
	AUB Group Ltd.	677,371	13,351,182
# *	Audinate Group Ltd.	373,452	1,726,433
# *	Aura Energy Ltd.	296,027	24,268
# *	Aurelia Metals Ltd.	9,182,679	1,073,045
	Aussie Broadband Ltd.	1,467,342	3,573,369
*	Austal Ltd.	1,932,070	4,576,315
#	Austin Engineering Ltd.	927,055	286,463
# *	Australian Agricultural Co. Ltd.	878,154	771,985
#	Australian Clinical Labs Ltd.	1,216,785	2,829,395
		Shares	Value»
AUSTRALIA — (Continued)
#	Australian Ethical Investment Ltd.	560,686	$1,733,270
#	Australian Finance Group Ltd.	1,204,952	1,230,529
# *	Australian Strategic Materials Ltd.	396,014	117,285
# *	Australian Vanadium Ltd.	16,823,179	135,119
*	Australian Vintage Ltd.	1,593,377	122,744
#	Auswide Bank Ltd.	303,412	950,224
#	Autosports Group Ltd.	32,126	33,281
# *	AVJennings Ltd.	974,036	435,287
# ††	AVZ Minerals Ltd.	263,719	27,651
#	Baby Bunting Group Ltd.	765,231	901,869
#	Bank of Queensland Ltd.	4,191,047	18,053,681
# *	Bannerman Energy Ltd. (BMN AU)	134,890	245,644
	Bapcor Ltd.	2,034,719	6,258,366
*	BCI Minerals Ltd.	5,533,358	926,498
	Beach Energy Ltd.	9,447,642	8,857,498
#	Beacon Lighting Group Ltd.	516,671	1,015,604
*	Beacon Minerals Ltd.	2,446,902	41,067
	Bega Cheese Ltd.	1,663,461	5,950,938
#	Bell Financial Group Ltd.	759,708	638,768
# *	Bellevue Gold Ltd.	8,220,185	6,261,718
*	Berkeley Energia Ltd.	37,692	9,296
# *	Betmakers Technology Group Ltd.	2,082,069	159,666
# *	Bigtincan Holdings Ltd.	1,689,773	214,673
	Bisalloy Steel Group Ltd.	12,744	30,397
*	Black Cat Syndicate Ltd. (BC8 AU)	378,842	154,755
# *	Boss Energy Ltd.	2,265,446	4,560,699
	Bravura Solutions Ltd.	1,983,139	2,643,940
#	Breville Group Ltd.	572,093	13,476,194
	Brickworks Ltd.	498,551	8,027,899
# *	Bubs Australia Ltd.	902,565	64,242
# * ††	Calidus Resources Ltd.	635,134	16,979
# *	Calix Ltd.	11,872	4,354
	Capral Ltd.	80,272	495,758

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	Capricorn Metals Ltd.	2,384,336	$11,234,200
# *	Carnarvon Energy Ltd.	9,823,817	760,050
#	Cash Converters International Ltd.	2,338,558	361,865
# *	Catalyst Metals Ltd.	121,865	262,303
# *	Catapult Group International Ltd.	283,003	703,509
	Cedar Woods Properties Ltd.	381,487	1,275,603
*	Centaurus Metals Ltd.	22,705	5,522
	Centrebet International Ltd.	81,336	0
# *	Cettire Ltd.	1,410,867	1,254,039
# *	Chalice Mining Ltd.	1,261,418	869,065
	Challenger Ltd.	2,738,379	10,635,975
#	Champion Iron Ltd.	2,469,035	8,389,059
# *	Chrysos Corp. Ltd.	230,308	727,478
	Civmec Australia Ltd.	194,000	156,948
	ClearView Wealth Ltd.	297,220	69,158
#	Clinuvel Pharmaceuticals Ltd.	258,477	1,937,606
#	Clover Corp. Ltd.	788,775	191,483
# *	Coast Entertainment Holdings Ltd.	2,339,665	703,143
#	Cobram Estate Olives Ltd.	13,612	17,053
	Codan Ltd.	695,720	6,874,299
#	COG Financial Services Ltd.	12,471	7,649
# *	Cogstate Ltd.	285,806	205,185
#	Collins Foods Ltd.	675,617	3,140,247
*	Comet Ridge Ltd.	3,549,808	308,823
# *	Core Lithium Ltd.	2,708,158	147,517
Ω	Coronado Global Resources, Inc., CDI	3,986,359	1,608,806
	Corporate Travel Management Ltd.	773,642	7,328,243
	Credit Corp. Group Ltd.	400,424	3,820,213
#	Dalrymple Bay Infrastructure Ltd.	1,063,695	2,389,845
	Data#3 Ltd.	838,487	3,598,010
*	De Grey Mining Ltd.	7,596,251	9,309,653
# *	Deep Yellow Ltd.	5,373,068	4,412,339
	Deterra Royalties Ltd.	2,510,834	6,279,004
# *	Develop Global Ltd.	980,545	1,506,330
	Dicker Data Ltd.	530,726	2,824,426
	Domain Holdings Australia Ltd.	1,510,809	2,548,748
		Shares	Value»
AUSTRALIA — (Continued)
#	Domino's Pizza Enterprises Ltd.	359,177	$6,644,356
	Downer EDI Ltd.	3,848,350	13,544,404
*	Dreadnought Resources Ltd.	5,603,062	42,062
# *	DUG Technology Ltd.	75,695	62,697
#	Duratec Ltd.	366,828	348,211
#	Eagers Automotive Ltd.	873,166	6,940,674
*	Ecograf Ltd.	565,169	31,779
* ††	Elanor Investor Group	55,544	21,410
#	Elders Ltd.	1,270,251	5,596,130
# *	Electro Optic Systems Holdings Ltd.	89,975	66,989
# *	Elixir Energy Ltd.	2,250,692	60,628
*	Emeco Holdings Ltd.	1,903,688	1,084,136
*	Emerald Resources NL	3,186,721	8,390,769
# *	EML Payments Ltd.	1,765,482	900,131
# *	Encounter Resources Ltd.	58,509	9,429
	Enero Group Ltd.	434,520	299,591
# *	EnviroSuite Ltd.	1,131,191	34,394
	EQT Holdings Ltd.	139,031	2,956,998
	Eureka Group Holdings Ltd. (EGH AU)	93,261	35,533
*	European Lithium Ltd.	2,719,610	96,679
	Euroz Hartleys Group Ltd.	329,402	203,308
	EVT Ltd.	540,211	3,916,399
*	Experience Co. Ltd.	102,579	7,673
*	Fenix Resources Ltd.	2,407,578	454,781
#	Finbar Group Ltd.	378,713	185,790
# *	Findi Ltd.	37,959	102,184
# ††	Firefinch Ltd.	1,569,275	36,586
*	FleetPartners Group Ltd.	1,402,911	2,438,218
#	Fleetwood Ltd.	470,642	548,952
#	Flight Centre Travel Group Ltd.	1,177,402	12,978,867
# *	Frontier Digital Ventures Ltd.	1,085,135	168,295
	G8 Education Ltd.	4,419,606	3,815,383
# *	Galan Lithium Ltd.	1,940,489	149,263
#	Generation Development Group Ltd.	33,566	94,783
*	Genesis Minerals Ltd.	2,639,440	5,120,981

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	Genetic Signatures Ltd.	243,623	$95,583
	GenusPlus Group Ltd.	56,294	93,533
	Gold Road Resources Ltd.	6,684,291	10,129,743
#	GR Engineering Services Ltd.	393,115	698,978
	GrainCorp Ltd., Class A	1,384,143	6,436,209
	Grange Resources Ltd.	3,552,702	506,034
	GWA Group Ltd.	1,273,111	1,981,019
	Hansen Technologies Ltd.	1,198,739	4,051,764
	Harvey Norman Holdings Ltd.	406,858	1,302,209
*	Healius Ltd.	4,269,945	3,773,249
	Helia Group Ltd.	1,865,902	5,573,541
	Helloworld Travel Ltd.	51,370	63,892
# *	Highfield Resources Ltd.	535,052	78,213
# *	Hillgrove Resources Ltd.	937,758	23,672
#	Horizon Oil Ltd.	3,251,557	413,852
*	Hot Chili Ltd.	169,686	71,721
	HUB24 Ltd.	372,017	18,417,508
#	Humm Group Ltd.	2,512,080	919,047
#	IDP Education Ltd.	1,459,691	11,959,505
	IGO Ltd.	495,191	1,489,021
	Iluka Resources Ltd.	2,668,680	7,209,171
	Imdex Ltd.	2,992,122	4,854,541
# *	Immutep Ltd. (IMM AU)	6,315,966	1,346,970
# *	Immutep Ltd. (IMMP US), Sponsored ADR	7,245	15,142
*	ImpediMed Ltd.	267,755	9,155
# *	Imugene Ltd.	4,503,837	100,166
	Incitec Pivot Ltd.	430,883	795,943
	Infomedia Ltd.	2,106,218	1,810,667
	Inghams Group Ltd.	2,336,016	4,648,892
	Insignia Financial Ltd.	3,198,090	8,692,114
#	Integral Diagnostics Ltd.	1,952,839	3,770,311
#	Integrated Research Ltd.	58,872	14,898
*	Investigator Resources Ltd.	278,908	3,924
# *	Invictus Energy Ltd.	525,574	24,184
# *	ioneer Ltd.	9,028,402	939,132
#	IPD Group Ltd.	171,621	409,678
	IPH Ltd.	1,558,155	4,810,808
*	IRESS Ltd.	915,459	5,299,526
	IVE Group Ltd.	637,511	880,589
		Shares	Value»
AUSTRALIA — (Continued)
#	Johns Lyng Group Ltd.	1,055,215	$2,416,501
*	Judo Capital Holdings Ltd.	3,637,383	4,501,347
	Jumbo Interactive Ltd.	208,843	1,698,560
#	Jupiter Mines Ltd.	6,593,393	632,632
#	Karoon Energy Ltd.	3,564,221	3,446,480
#	Kelly Partners Group Holdings Ltd.	3,572	26,321
#	Kelsian Group Ltd.	1,016,736	2,384,985
#	Kogan.com Ltd.	499,377	1,465,095
# *	Lark Distilling Co. Ltd.	53,414	37,136
	Lendlease Corp. Ltd.	4,167,541	16,602,346
# ††	Leo Lithium Ltd.	726,998	0
*	Lepidico Ltd.	2,895,993	3,601
	Liberty Financial Group Ltd.	4,470	11,053
#	Lifestyle Communities Ltd.	583,366	3,523,755
#	Lindsay Australia Ltd.	800,599	439,235
#	Lovisa Holdings Ltd.	413,156	7,369,843
	Lycopodium Ltd.	129,244	905,225
#	MA Financial Group Ltd.	627,361	2,573,397
#	Maas Group Holdings Ltd.	303,690	854,310
	Macmahon Holdings Ltd.	7,109,286	1,560,408
# *	Macquarie Technology Group Ltd.	78,620	4,127,073
#	Mader Group Ltd.	101,553	391,199
#	Magellan Financial Group Ltd.	1,147,125	7,390,035
††	Mallee Resources Ltd.	49,485	0
	Maxiparts Ltd.	105,244	125,414
*	Mayne Pharma Group Ltd.	364,334	1,026,622
	McMillan Shakespeare Ltd.	295,882	2,814,894
	McPherson's Ltd.	653,702	129,567
*	MedAdvisor Ltd.	159,326	18,144
# *	Megaport Ltd.	879,583	4,588,711
# *	Melbana Energy Ltd.	1,489,820	24,110
# *	Mesoblast Ltd. (MSB AU)	4,211,272	8,190,793
*	Metals X Ltd.	4,489,090	1,327,928
	Metcash Ltd.	6,428,419	12,558,971
# *	Metro Mining Ltd.	3,007,921	117,142

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Michael Hill International Ltd. (MHJ AU)	32,450	$10,125
#	Michael Hill International Ltd. (MHJ NZ)	1,088,653	343,801
	Monadelphous Group Ltd.	553,003	5,364,972
	Monash IVF Group Ltd.	2,121,504	1,583,411
	Morning Star Gold NL	332,749	0
# *	Mount Gibson Iron Ltd.	3,551,423	692,949
	Myer Holdings Ltd.	7,062,523	3,985,006
#	MyState Ltd.	658,510	1,863,750
# *	Nanosonics Ltd.	1,395,878	2,962,655
	Navigator Global Investments Ltd.	2,053,212	2,012,039
	Netwealth Group Ltd.	21,988	425,042
#	New Hope Corp. Ltd.	2,939,122	8,762,642
*	New World Resources Ltd.	2,751,437	30,529
	nib holdings Ltd.	2,769,896	9,858,458
#	Nick Scali Ltd.	447,018	4,467,969
	Nickel Industries Ltd.	10,739,368	5,007,345
#	Nine Entertainment Co. Holdings Ltd.	7,990,182	6,668,326
# *	Novonix Ltd.	1,262,987	426,281
	NRW Holdings Ltd.	2,836,956	5,974,045
	Nufarm Ltd.	2,200,498	4,925,940
*	Nuix Ltd.	1,277,676	3,527,521
	Objective Corp. Ltd.	125,393	1,284,206
# *	OFX Group Ltd.	1,337,435	1,158,470
*	OM Holdings Ltd.	676,887	143,117
# *	Omni Bridgeway Ltd.	1,632,564	1,364,700
	oOh!media Ltd.	2,618,980	1,887,662
	Orora Ltd.	6,609,548	9,619,759
#	Pacific Current Group Ltd.	333,540	2,443,889
# *	Paladin Energy Ltd.	2,012,349	10,925,224
	Panoramic Resources Ltd.	10,367,820	0
*	Pantoro Ltd.	15,734,956	1,109,689
# *	Paragon Care Ltd.	1,752,460	592,650
	Peet Ltd.	1,392,145	1,252,457
# *	Peninsula Energy Ltd.	436,382	292,965
#	PeopleIN Ltd.	233,781	133,113
#	Pepper Money Ltd.	438,967	390,145
	Perenti Ltd.	4,932,735	4,268,339
#	Perpetual Ltd.	510,457	6,742,414
	Perseus Mining Ltd.	8,522,822	14,871,592
		Shares	Value»
AUSTRALIA — (Continued)
#	Peter Warren Automotive Holdings Ltd.	357,403	$348,118
*	PEXA Group Ltd.	806,634	6,523,549
#	Platinum Asset Management Ltd.	2,633,265	1,106,945
# *	Playside Studios Ltd.	719,700	98,102
	PPK Mining Equipment Group Pty. Ltd.	22,761	0
#	Praemium Ltd.	2,693,066	1,487,205
# *	Predictive Discovery Ltd.	2,073,333	339,772
	Premier Investments Ltd.	500,249	7,327,505
#	Propel Funeral Partners Ltd.	267,951	984,543
# * ††	Province Resources Ltd.	889,179	4,422
#	PWR Holdings Ltd.	643,863	3,262,136
*	Qoria Ltd.	82,396	24,443
#	Ramelius Resources Ltd.	7,601,884	11,455,534
# *	ReadyTech Holdings Ltd.	271,579	537,162
	Regal Partners Ltd.	40,660	97,595
	Regis Healthcare Ltd.	908,858	3,671,311
*	Regis Resources Ltd.	4,485,238	8,357,871
	Reject Shop Ltd.	173,550	304,966
	Reliance Worldwide Corp. Ltd.	4,486,285	14,937,709
#	Resimac Group Ltd.	124,613	78,630
*	Resolute Mining Ltd.	14,929,465	3,772,990
# *	Retail Food Group Ltd.	308,233	412,604
#	Ridley Corp. Ltd.	1,465,043	2,552,660
*	RPMGlobal Holdings Ltd.	1,121,436	1,920,186
# *	Sandfire Resources Ltd.	2,804,388	17,007,942
*	Santana Minerals Ltd.	37,604	12,020
# *	Select Harvests Ltd.	887,900	2,551,750
#	Servcorp Ltd.	287,787	909,944
	Service Stream Ltd.	3,925,545	3,812,461
# *	Seven West Media Ltd.	4,944,458	506,160
	SG Fleet Group Ltd.	682,089	1,454,636
	Shaver Shop Group Ltd.	591,131	486,164
*	Sheffield Resources Ltd.	249,376	20,865
	Shine Justice Ltd.	59,739	28,008

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Shriro Holdings Ltd.	24,206	$11,885
#	Sigma Healthcare Ltd.	9,761,731	17,255,192
# *	Silver Mines Ltd.	5,010,026	237,003
	Sims Ltd. (SGM AU)	1,029,350	8,359,034
	SmartGroup Corp. Ltd.	796,737	3,928,981
#	Solvar Ltd.	1,008,015	800,815
	Southern Cross Electrical Engineering Ltd.	1,424,228	1,327,844
#	Southern Cross Media Group Ltd.	1,046,734	401,586
* ††	SpeedCast International Ltd.	1,497,915	0
	SRG Global Ltd.	3,311,897	2,959,066
# *	St Barbara Ltd.	9,150,062	1,422,586
	Stanmore Resources Ltd.	1,785,152	2,878,076
# *	Star Entertainment Group Ltd.	10,061,486	736,459
	Step One Clothing Ltd.	122,254	94,544
* ††	Strandline Resources Ltd.	2,534,832	28,366
*	Strickland Metals Ltd.	113,940	5,437
# *	Strike Energy Ltd.	2,325,498	335,803
# ††	Sunland Group Ltd.	644,302	5,608
	Super Retail Group Ltd.	953,872	9,189,682
*	Superloop Ltd.	2,986,670	4,184,305
	Supply Network Ltd.	8,481	189,534
# *	Syrah Resources Ltd.	4,158,972	587,425
#	Tabcorp Holdings Ltd.	13,237,511	5,527,691
*	Temple & Webster Group Ltd.	450,363	3,986,623
* ††	Ten Sixty Four Ltd.	1,044,721	71,445
#	Terracom Ltd.	2,757,084	289,110
	Tribune Resources Ltd.	14,725	43,483
*	Tuas Ltd.	1,015,520	4,115,938
# *	Tyro Payments Ltd.	2,636,890	1,341,121
#	Universal Store Holdings Ltd.	19,109	100,714
*	Vault Minerals Ltd.	14,362,138	3,403,310
	Ventia Services Group Pty. Ltd.	4,810,257	11,307,906
Ω	Viva Energy Group Ltd.	6,728,077	10,719,988
# *	Viva Leisure Ltd.	84,215	75,775
# *	Vulcan Energy Resources Ltd.	88,200	251,678
	Vulcan Steel Ltd.	97,443	435,456
*	Vysarn Ltd.	153,555	43,675
		Shares	Value»
AUSTRALIA — (Continued)
	Wagners Holding Co. Ltd.	137,096	$133,788
*	Walkabout Resources Ltd.	1,129,282	66,697
# *	WEB Travel Group Ltd.	2,317,715	7,261,749
# *	Webjet Group Ltd.	2,212,254	1,034,987
*	West African Resources Ltd.	6,987,249	7,073,594
	Westgold Resources Ltd.	5,681,983	8,950,898
	Whitehaven Coal Ltd.	2,952,342	11,094,184
	XRF Scientific Ltd.	252,234	280,426
*	Zip Co. Ltd.	9,179,113	13,628,414
TOTAL AUSTRALIA			931,088,211
CHINA — (0.0%)
*	Neo-Neon Holdings Ltd.	2,007,500	108,891
	SIIC Environment Holdings Ltd. (SIIC SP)	1,786,720	200,140
TOTAL CHINA			309,031
HONG KONG — (16.0%)
*	Aceso Life Science Group Ltd.	1,034,400	6,427
*	Acme International Holdings Ltd.	50,000	10,918
	Aeon Credit Service Asia Co. Ltd.	582,248	433,022
*	Allied Group Ltd.	2,614,000	477,612
	Analogue Holdings Ltd.	842,000	90,809
*	AOM International Group Co. Ltd.	160,000	26,028
	APAC Resources Ltd.	2,477,284	299,548
# *	Apollo Future Mobility Group Ltd.	583,599	40,429
	Asia Financial Holdings Ltd.	1,626,908	792,932
*	Asia Standard International Group Ltd.	10,846,917	525,496
	ASMPT Ltd.	829,700	7,661,686
	Associated International Hotels Ltd.	598,000	379,076
	Bank of East Asia Ltd.	4,133,892	5,233,695
	Best Mart 360 Holdings Ltd.	994,000	216,160

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Bright Smart Securities & Commodities Group Ltd.	3,740,000	$1,140,363
	Build King Holdings Ltd.	630,000	74,605
	Cafe de Coral Holdings Ltd.	1,648,000	1,604,290
*	Century City International Holdings Ltd.	1,035,460	16,916
	Chen Hsong Holdings	1,296,000	226,079
	Cheuk Nang Holdings Ltd.	771,714	166,515
	Chevalier International Holdings Ltd.	672,989	345,508
*	Chi Kan Holdings Ltd.	64,000	19,028
*	China Energy Development Holdings Ltd.	47,476,000	356,909
	China Motor Bus Co. Ltd.	72,200	466,609
# *	China Star Entertainment Ltd.	10,010,000	533,227
*	Chinese Estates Holdings Ltd.	2,286,500	344,110
	Chinney Investments Ltd.	216,000	17,777
	Chow Sang Sang Holdings International Ltd.	1,822,000	1,544,410
*	Chuang's China Investments Ltd.	6,271,407	73,976
*	Chuang's Consortium International Ltd.	7,519,043	327,310
	CITIC Telecom International Holdings Ltd.	8,359,125	2,354,100
*	CK Life Sciences International Holdings, Inc.	13,392,000	897,126
*	C-Mer Medical Holdings Ltd.	2,634,000	655,509
	CN Logistics International Holdings Ltd.	33,000	14,546
*	CNT Group Ltd.	7,979,264	243,708
# ††	Convoy, Inc.	32,922,000	132,247
# *	Cowell e Holdings, Inc.	1,032,000	3,407,685
		Shares	Value»
HONG KONG — (Continued)
Ω	Crystal International Group Ltd.	924,500	$549,404
*	CSC Holdings Ltd.	77,831,250	278,786
*	CSI Properties Ltd.	44,316,383	483,437
	CTF Services Ltd.	4,875,000	4,592,792
††	CW Group Holdings Ltd.	1,361,500	0
	Dah Sing Banking Group Ltd.	2,185,116	2,232,061
	Dah Sing Financial Holdings Ltd.	935,744	3,340,458
	Dickson Concepts International Ltd.	810,000	511,594
	Dream International Ltd.	166,000	114,660
	Dynamic Holdings Ltd.	94,000	121,109
	Eagle Nice International Holdings Ltd.	844,000	443,073
#	EC Healthcare	2,072,097	160,067
††	EcoGreen International Group Ltd.	1,994,640	91,209
	Emperor International Holdings Ltd.	8,564,753	224,069
	Emperor Watch & Jewellery Ltd.	12,220,000	268,307
*	Energy International Investments Holdings Ltd.	704,000	35,129
*	ENM Holdings Ltd.	12,820,000	432,475
*	Esprit Holdings Ltd.	10,240,325	164,129
Ω	ESR Group Ltd.	1,039,600	1,600,119
*	Eternity Investment Ltd.	360,000	2,581
	EuroEyes International Eye Clinic Ltd.	331,000	139,417
	Fairwood Holdings Ltd.	350,958	268,018
	Far East Consortium International Ltd.	6,238,629	704,913
	First Pacific Co. Ltd.	10,698,000	5,923,014
# * Ω	FIT Hon Teng Ltd.	6,887,000	3,015,829
* Ω	Fosun Tourism Group	366,000	348,641
	Four Seas Mercantile Holdings Ltd.	610,000	207,509
* Ω	Frontage Holdings Corp.	1,324,000	289,431
	FSE Lifestyle Services Ltd.	411,000	296,861
	Get Nice Financial Group Ltd.	2,438,600	287,687

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Giordano International Ltd.	5,644,000	$1,116,927
	Glorious Sun Enterprises Ltd.	2,172,000	329,228
# ††	Gold Financial Holdings Ltd.	9,580,000	0
	Gold Peak Technology Group Ltd.	3,029,642	202,091
	Golden Resources Development International Ltd.	4,216,500	194,867
*	GR Life Style Company Ltd.	2,224,000	214,696
#	Great Eagle Holdings Ltd.	1,023,472	1,374,939
* ††	Greentech Technology International Ltd.	2,594,000	69,911
	G-Resources Group Ltd.	1,127,810	537,920
	Guoco Group Ltd.	15,000	134,383
	Guotai Junan International Holdings Ltd.	12,412,797	1,824,848
	Hang Lung Group Ltd.	3,687,000	4,887,531
	Hang Lung Properties Ltd.	6,891,370	5,451,352
*	Hanison Construction Holdings Ltd.	2,713,649	99,512
*	Harbour Centre Development Ltd.	928,500	568,553
	HKBN Ltd.	2,699,000	1,828,444
*	HKR International Ltd.	2,819,369	299,369
	Hon Kwok Land Investment Co. Ltd.	388,800	50,991
	Hong Kong Ferry Holdings Co. Ltd.	1,027,300	549,621
# *	Hong Kong Technology Venture Co. Ltd.	1,620,784	270,625
	Hongkong & Shanghai Hotels Ltd.	2,085,989	1,556,361
	Hongkong Chinese Ltd.	4,225,774	135,122
Ω	Honma Golf Ltd.	1,051,500	443,796
	Hung Hing Printing Group Ltd.	2,940,000	385,012
		Shares	Value»
HONG KONG — (Continued)
#	Hutchison Telecommunications Hong Kong Holdings Ltd.	7,064,000	$842,997
	Hysan Development Co. Ltd.	2,783,000	4,024,050
	IGG, Inc.	3,261,000	1,697,831
Ω	Impro Precision Industries Ltd.	454,000	124,332
	International Housewares Retail Co. Ltd.	1,856,000	263,712
*	IPE Group Ltd.	3,145,000	189,927
*	ITC Properties Group Ltd.	17,583	449
	Jacobson Pharma Corp. Ltd.	2,692,000	435,484
	Johnson Electric Holdings Ltd.	1,641,668	2,176,757
	K Wah International Holdings Ltd.	2,444,000	544,317
*	Kader Holdings Co. Ltd.	14,000	432
	Karrie International Holdings Ltd.	2,492,000	246,037
	Keck Seng Investments Hong Kong Ltd.	856,600	250,232
	Kerry Logistics Network Ltd.	1,763,000	1,480,369
	Kerry Properties Ltd.	2,773,000	5,454,420
	Kowloon Development Co. Ltd.	1,783,301	874,764
	KRP Development Holdings Ltd.	81,000	6,250
*	KuangChi Science Ltd.	182,000	48,288
*	Lai Sun Development Co. Ltd.	2,556,894	218,428
*	Lai Sun Garment International Ltd.	618,442	42,168
	Lam Soon Hong Kong Ltd.	326,310	348,965
*	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	4,460,750	261,097
*	Lippo Ltd.	324,700	18,303
	Liu Chong Hing Investment Ltd.	782,200	396,708
	Luk Fook Holdings International Ltd.	1,718,000	3,159,048

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Man Wah Holdings Ltd.	6,626,000	$4,017,050
	Matrix Holdings Ltd.	787,414	66,813
*	MECOM Power & Construction Ltd.	2,937,999	64,133
	Melbourne Enterprises Ltd.	39,500	297,779
# *	Melco International Development Ltd.	1,497,000	832,967
††	MH Development NPV	1,125,499	0
*	Midland Holdings Ltd.	2,023,987	215,947
	Miramar Hotel & Investment	1,101,000	1,242,597
	Modern Dental Group Ltd.	1,573,000	829,844
# *	Mongolian Mining Corp.	2,331,000	2,101,528
*	NagaCorp Ltd.	5,409,359	2,001,835
	Nameson Holdings Ltd.	2,780,000	299,819
	Nanyang Holdings Ltd.	133,500	420,705
	National Electronics Holdings	2,522,600	145,273
*	National United Resources Holdings Ltd.	1,828,000	6,851
#	New World Development Co. Ltd.	5,992,000	3,215,233
††	NewOcean Energy Holdings Ltd.	7,246,000	0
#	Nissin Foods Co. Ltd.	954,000	693,153
	Oriental Watch Holdings	2,020,536	913,448
*	Oshidori International Holdings Ltd.	18,287,400	393,025
	Pacific Basin Shipping Ltd.	24,864,000	5,032,734
	Pacific Textiles Holdings Ltd.	4,208,000	831,160
*	Paliburg Holdings Ltd.	3,180,830	215,443
	Paradise Entertainment Ltd.	320,000	35,498
	PAX Global Technology Ltd.	902,000	555,289
	PC Partner Group Ltd.	1,390,000	943,939
	PCCW Ltd.	15,057,545	8,757,445
# ††	Peace Mark Holdings Ltd.	2,479,870	0
		Shares	Value»
HONG KONG — (Continued)
	Pentamaster International Ltd.	1,648,000	$203,241
#	Perfect Medical Health Management Ltd.	1,743,000	474,530
	Pico Far East Holdings Ltd.	3,768,000	1,022,590
	Playmates Holdings Ltd.	7,082,000	506,144
	Plover Bay Technologies Ltd.	1,660,000	1,033,614
*	PT International Development Co. Ltd.	178,755	6,542
*	Public Financial Holdings Ltd.	1,786,000	325,710
††	Pyxis Group Ltd.	1,936,000	0
*	Realord Group Holdings Ltd.	28,000	25,708
*	Regal Hotels International Holdings Ltd.	2,315,800	701,260
# Ω	Regina Miracle International Holdings Ltd.	1,440,000	395,379
	Sa Sa International Holdings Ltd.	978,000	83,047
	Safety Godown Co. Ltd.	1,200,000	277,641
Ω	Samsonite International SA	4,615,200	13,444,832
	SAS Dragon Holdings Ltd.	1,512,000	806,348
#	SEA Holdings Ltd.	1,657,523	302,635
*	Shandong Hi-Speed Holdings Group Ltd.	43,000	32,980
	Shangri-La Asia Ltd.	4,938,000	3,218,905
*	Shenwan Hongyuan HK Ltd.	250,000	48,216
*	Shun Ho Property Investments Ltd.	1,048,757	83,582
*	Shun Tak Holdings Ltd.	5,745,419	451,529
	Singamas Container Holdings Ltd.	7,364,000	673,328
*	SJM Holdings Ltd.	9,396,750	2,953,924
	SmarTone Telecommunications Holdings Ltd.	1,552,981	811,991
# *	Solomon Systech International Ltd.	7,936,000	478,824
	Soundwill Holdings Ltd.	392,786	267,726
*	South China Holdings Co. Ltd.	17,774,503	74,450

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Stella International Holdings Ltd.	2,617,000	$5,949,743
#	Sun Hung Kai & Co. Ltd.	2,726,327	963,647
	SUNeVision Holdings Ltd.	3,034,000	1,461,703
	TAI Cheung Holdings Ltd.	1,530,000	575,267
	Tai Hing Group Holdings Ltd.	221,000	26,992
	Tai Sang Land Development Ltd.	798,910	179,022
	Tan Chong International Ltd.	1,176,000	160,948
	Tao Heung Holdings Ltd.	658,000	38,807
# *	Television Broadcasts Ltd.	1,665,800	681,390
	Texhong International Group Ltd.	571,500	291,751
	Texwinca Holdings Ltd.	3,404,000	325,003
#	Theme International Holdings Ltd.	12,190,000	620,130
	Tian Teck Land Ltd.	1,024,000	249,511
*	Tongda Group Holdings Ltd.	640,000	6,818
	Town Health International Medical Group Ltd.	7,676,115	281,036
	Tradelink Electronic Commerce Ltd.	2,774,000	327,816
	Transport International Holdings Ltd.	945,531	990,421
	Tycoon Group Holdings Ltd.	280,000	123,289
	United Laboratories International Holdings Ltd.	4,484,000	6,665,834
*	Universal Technologies Holdings Ltd.	1,730,000	24,313
††	Untrade.Genting Hk	5,824,000	0
# *	Value Partners Group Ltd.	6,176,000	1,141,672
	Vedan International Holdings Ltd.	3,576,000	230,372
	Vesync Co. Ltd.	115,000	77,796
	Vitasoy International Holdings Ltd.	3,325,000	3,824,984
	Viva Goods Company Ltd.	1,160,000	87,317
# *	Vobile Group Ltd.	1,855,000	812,343
		Shares	Value»
HONG KONG — (Continued)
* Ω	VPower Group International Holdings Ltd.	1,521,397	$31,583
	VSTECS Holdings Ltd.	3,599,600	2,187,306
	VTech Holdings Ltd.	716,400	4,723,412
*	Wai Kee Holdings Ltd.	2,202,738	181,004
*	Wang On Group Ltd.	34,080,000	91,941
*	Wealthink AI-Innovation Capital Ltd.	7,296,000	79,196
	Wing On Co. International Ltd.	490,000	749,467
	Wing Tai Properties Ltd.	1,555,331	340,090
#	Wynn Macau Ltd.	3,762,400	2,750,962
	Xinyi Glass Holdings Ltd.	3,440,812	3,184,754
*	YT Realty Group Ltd.	934,124	29,123
	YTO International Express & Supply Chain Technology Ltd.	28,000	3,824
	Yue Yuen Industrial Holdings Ltd.	3,866,500	8,240,156
*	Yunfeng Financial Group Ltd.	612,000	83,718
*	Zensun Enterprises Ltd.	190,000	4,030
# *	Zhaobangji Lifestyle Holdings Ltd.	1,320,000	26,357
TOTAL HONG KONG			215,573,666
NEW ZEALAND — (2.8%)
	AFT Pharmaceuticals Ltd.	34,226	54,452
	Air New Zealand Ltd.	6,547,163	2,324,449
#	Briscoe Group Ltd.	34,115	89,504
#	Channel Infrastructure NZ Ltd.	1,273,026	1,369,540
	Colonial Motor Co. Ltd.	70,115	255,627
	Comvita Ltd.	39,726	17,244
	Delegat Group Ltd.	6,400	17,339
*	Eroad Ltd.	39,322	23,934
*	Fletcher Building Ltd. (FBU NZ)	1,722,235	2,771,792
#	Freightways Group Ltd.	615,913	3,712,576
#	Genesis Energy Ltd.	666,995	827,135

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
*	Gentrack Group Ltd.	97,603	$700,218
#	Hallenstein Glasson Holdings Ltd.	187,379	898,859
#	Heartland Group Holdings Ltd.	3,275,431	1,993,403
#	Investore Property Ltd.	1,023,949	645,533
*	KMD Brands Ltd.	2,002,444	456,954
	Manawa Energy Ltd.	278,537	888,440
	Millennium & Copthorne Hotels New Zealand Ltd.	354,679	451,410
	Napier Port Holdings Ltd.	46,155	70,282
#	NZME Ltd. (NZM AU)	690,501	413,973
	NZME Ltd. (NZM NZ)	17,665	10,777
	NZX Ltd.	1,095,226	912,217
*	Oceania Healthcare Ltd.	2,470,149	1,142,077
# *	Pacific Edge Ltd.	1,413,438	46,993
# *	PGG Wrightson Ltd.	124,704	127,668
*	Rakon Ltd.	187,210	60,245
#	Restaurant Brands New Zealand Ltd.	112,846	252,808
††	RPNZ Ltd.	274,180	0
*	Ryman Healthcare Ltd.	74,174	182,126
#	Sanford Ltd.	197,620	529,991
	Scales Corp. Ltd.	429,377	982,559
#	Scott Technology Ltd.	55,950	69,173
*	Serko Ltd.	231,796	490,240
	Skellerup Holdings Ltd.	687,272	1,972,288
	SKY Network Television Ltd.	500,836	790,256
#	SKYCITY Entertainment Group Ltd.	2,689,977	2,119,425
#	Steel & Tube Holdings Ltd.	415,233	196,711
	Summerset Group Holdings Ltd.	906,971	6,635,624
#	Tourism Holdings Ltd.	605,868	662,188
#	TOWER Ltd.	1,080,119	783,407
#	Turners Automotive Group Ltd.	127,881	395,169
# *	Vista Group International Ltd.	741,871	1,353,627
#	Warehouse Group Ltd.	373,457	217,239
TOTAL NEW ZEALAND			37,915,472
		Shares	Value»
SINGAPORE — (8.4%)
††	Abterra Ltd.	230,320	$0
# *	AEM Holdings Ltd.	1,225,974	1,337,308
	Aztech Global Ltd.	946,300	486,911
	Banyan Tree Holdings Ltd.	933,200	236,700
	Bonvests Holdings Ltd.	950,000	630,262
	Boustead Singapore Ltd.	1,103,928	819,374
	BRC Asia Ltd.	38,500	83,135
#	Bukit Sembawang Estates Ltd.	608,203	1,591,610
	Bund Center Investment Ltd.	659,825	182,581
	Capitaland India Trust	4,641,321	3,477,084
	Centurion Corp. Ltd.	1,141,200	839,366
	China Aviation Oil Singapore Corp. Ltd.	1,104,299	730,054
	China Sunsine Chemical Holdings Ltd.	1,362,400	445,234
	Chuan Hup Holdings Ltd.	1,861,300	224,412
	City Developments Ltd.	28,000	103,803
	ComfortDelGro Corp. Ltd.	9,814,100	10,171,574
# *	COSCO Shipping International Singapore Co. Ltd.	4,856,600	485,056
# *	Creative Technology Ltd.	285,050	235,817
#	CSE Global Ltd.	2,209,941	730,427
*	Del Monte Pacific Ltd.	2,336,864	136,424
#	Delfi Ltd.	1,266,700	698,742
#	DFI Retail Group Holdings Ltd.	638,900	1,498,932
# ††	Ezion Holdings Ltd.	9,845,878	0
# * ††	Ezra Holdings Ltd.	6,266,171	0
	Far East Orchard Ltd.	799,795	601,201
	First Resources Ltd.	2,509,400	2,672,038
#	First Sponsor Group Ltd.	484,727	384,397
	Food Empire Holdings Ltd.	751,700	544,831
	Fraser & Neave Ltd.	414,600	386,355
	Frasers Property Ltd.	13,400	8,518
#	Frencken Group Ltd.	1,626,600	1,343,303
*	Fu Yu Corp. Ltd.	3,010,800	281,083
*	Gallant Venture Ltd.	5,386,600	333,537

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
#	Geo Energy Resources Ltd.	2,486,200	$521,528
	Golden Agri-Resources Ltd.	29,397,300	5,292,790
	GP Industries Ltd.	154,709	53,078
	Grand Venture Technology Ltd.	34,200	21,597
	GuocoLand Ltd.	909,114	975,792
	Haw Par Corp. Ltd.	423,800	3,602,701
	Hiap Hoe Ltd.	498,000	199,446
	Ho Bee Land Ltd.	635,600	849,723
	Hong Fok Corp. Ltd.	1,217,094	705,973
	Hong Leong Asia Ltd.	788,000	575,321
	Hong Leong Finance Ltd.	1,039,500	1,888,843
	Hotel Grand Central Ltd.	659,454	346,663
#	Hour Glass Ltd.	728,432	841,462
	HRnetgroup Ltd.	535,500	269,791
	Hutchison Port Holdings Trust	20,823,300	3,309,218
# * ††	Hyflux Ltd.	3,238,900	0
	iFAST Corp. Ltd.	520,600	2,855,673
	Indofood Agri Resources Ltd.	851,800	200,498
	InnoTek Ltd.	336,600	106,459
	ISDN Holdings Ltd.	560,949	125,911
	Japfa Ltd.	29,700	13,450
# ††	Jurong Technologies Industrial Corp. Ltd.	2,227,680	0
	Keppel Infrastructure Trust	18,376,187	6,146,909
	Low Keng Huat Singapore Ltd.	949,800	223,325
	Mandarin Oriental International Ltd.	1,042,100	1,871,518
#	Marco Polo Marine Ltd.	9,789,900	395,745
	Metro Holdings Ltd.	1,750,192	560,533
	Mewah International, Inc.	89,000	17,397
#	Micro-Mechanics Holdings Ltd.	131,000	169,451
# * ††	Midas Holdings Ltd.	8,576,553	0
#	Nanofilm Technologies International Ltd.	884,300	464,043
	Netlink NBN Trust	6,645,500	4,206,592
*	Oceanus Group Ltd.	4,959,300	21,899
	Olam Group Ltd.	918,000	783,092
	OUE Ltd.	1,278,500	949,072
# *	Oxley Holdings Ltd.	3,811,841	198,064
		Shares	Value»
SINGAPORE — (Continued)
	Pacific Century Regional Developments Ltd.	179,000	$44,787
	Pan-United Corp. Ltd.	1,022,650	473,880
#	Propnex Ltd.	688,800	557,078
	PSC Corp. Ltd.	1,339,819	329,880
	Q&M Dental Group Singapore Ltd.	1,221,360	255,929
#	QAF Ltd.	822,480	514,116
	Raffles Medical Group Ltd.	3,756,532	2,307,871
# *	Rex International Holding Ltd.	1,641,300	168,446
	Riverstone Holdings Ltd.	2,428,000	1,818,867
	Samudera Shipping Line Ltd.	815,700	494,412
#	SBS Transit Ltd.	318,800	572,546
	Sheng Siong Group Ltd.	3,565,900	4,270,830
	SHS Holdings Ltd.	107,200	9,513
	SIA Engineering Co. Ltd.	1,159,200	2,027,845
#	Sinarmas Land Ltd.	5,244,800	1,130,692
	Sing Holdings Ltd.	1,060,200	266,042
	Sing Investments & Finance Ltd.	526,012	414,011
	Singapore Land Group Ltd.	140,969	197,940
	Singapore Post Ltd.	6,192,100	2,522,176
	Singapore Shipping Corp. Ltd.	1,642,504	332,084
#	Stamford Land Corp. Ltd.	2,120,318	569,206
	StarHub Ltd.	2,530,800	2,287,618
	Straco Corp. Ltd.	130,000	41,480
	Straits Trading Co. Ltd.	570,874	616,097
# ††	Swiber Holdings Ltd.	2,895,250	0
*	Thomson Medical Group Ltd.	4,131,300	136,798
	Tiong Woon Corp. Holding Ltd.	26,600	12,019
	Tuan Sing Holdings Ltd.	2,123,526	429,076
	UMS Integration Ltd.	2,726,568	2,100,103
	United Overseas Insurance Ltd.	18,450	96,668
	UOB-Kay Hian Holdings Ltd.	1,595,495	2,028,802
	UOL Group Ltd.	151,500	565,011
	Valuetronics Holdings Ltd.	1,266,950	582,369

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Venture Corp. Ltd.	1,222,300	$11,343,446
	Vicom Ltd.	436,000	420,766
#	Wee Hur Holdings Ltd.	1,909,000	687,744
#	Wing Tai Holdings Ltd.	1,304,367	1,179,548
#	Yeo Hiap Seng Ltd.	228,759	95,979
TOTAL SINGAPORE			112,365,301
UNITED STATES — (0.1%)
	Alcoa Corp., CDI	45,349	1,564,660
TOTAL COMMON STOCKS			1,298,816,341
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Arafura Rare Earths Ltd. Warrants 06/20/2025	1,324	9
*	Black Cat Syndicate Ltd. Warrants 11/14/2025	4,879	1,547
*	Galan Lithium Ltd. Warrants 07/24/2025	130,619	0
*	Hastings Technology Metals Ltd. Warrants 05/01/2026	7,529	215
*	Imugene Ltd. Warrants 08/31/2026	214,096	2,130
*	Panoramic Resources Ltd.	1,671,670	0
*	Silver Mines Ltd. Rights 06/17/26	210,409	0
* ††	Wiluna Mining Corp. Ltd. Warrants 04/15/2025	248,265	5,865
TOTAL AUSTRALIA			9,766
	Shares	Value»

HONG KONG — (0.0%)
* APAC Resources Ltd. Warrants 12/15/2027	527,457	$5,788
TOTAL RIGHTS/WARRANTS		15,554
TOTAL INVESTMENT SECURITIES (Cost $1,336,679,144)		1,298,831,895

			Value†
SECURITIES LENDING COLLATERAL — (3.6%)
@ §	The DFA Short Term Investment Fund	4,194,216	48,518,696
TOTAL INVESTMENTS — (100.0%)
(Cost $1,385,193,958)^^			$1,347,350,591

ADR	American Depositary Receipt

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
††	Security valued using significant unobservable inputs (Level 3).
Ω
Rule 144A, Section 4(2), or other security that is
restricted as to resale to institutional investors. This
security has been deemed liquid based upon the
Fund’s Liquidity Guidelines. The liquidity determination
is unaudited.

†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.

The Asia Pacific Small Company Series
CONTINUED
As of January 31, 2025, the value of Rule 144A securities amounted to $32,572,140 or 2.4% of net assets.
Summary of the Series' investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$15,142	$930,860,602	$212,467	$931,088,211
China	—	309,031	—	309,031
Hong Kong	—	215,280,299	293,367	215,573,666
New Zealand	—	37,915,472	—	37,915,472
Singapore	136,798	112,228,503	—	112,365,301
United States	—	1,564,660	—	1,564,660
Rights/Warrants
Australia	—	3,901	5,865	9,766
Hong Kong	—	5,788	—	5,788
Securities Lending Collateral	—	48,518,696	—	48,518,696
Total Investments in Securities	$151,940	$1,346,686,952	$511,699˂˃	$1,347,350,591

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The United Kingdom Small Company Series
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.5%)
COMMUNICATION SERVICES — (4.5%)
	4imprint Group PLC	164,812	$12,198,817
Ω	Airtel Africa PLC	3,381,016	6,019,939
	Bloomsbury Publishing PLC	474,430	3,913,656
	Centaur Media PLC	254,249	84,904
	Future PLC	355,236	4,019,067
	Gamma Communications PLC	325,742	5,390,378
*	Helios Towers PLC	2,585,894	3,021,732
	ITV PLC	16,413,282	15,053,501
	M&C Saatchi PLC	4,260	9,630
	MONY Group PLC	2,692,642	6,448,109
	Next 15 Group PLC	233,903	980,492
*	Nexxen International Ltd. (NEXN LN)	169,671	815,471
*	Nexxen International Ltd. (NEXN US), ADR	2,906	27,840
	Reach PLC	1,803,047	1,966,793
	Rightmove PLC	523,288	4,306,105
# *	S4 Capital PLC	576,269	266,590
	STV Group PLC	4,918	12,200
	Team Internet Group PLC	406,221	541,929
TOTAL COMMUNICATION SERVICES			65,077,153
CONSUMER DISCRETIONARY — (20.7%)
*	AO World PLC	429,094	523,144
# *	ASOS PLC	68,338	358,469
# * Ω	Aston Martin Lagonda Global Holdings PLC	1,245,659	1,614,552
*	Auction Technology Group PLC	258,224	1,970,021
	B&M European Value Retail SA	2,506,636	10,007,497
	Bellway PLC	594,159	19,179,389
	Berkeley Group Holdings PLC	141,779	6,783,391
# *	boohoo Group PLC	2,284,135	816,194
	Burberry Group PLC	107,651	1,573,351
	Card Factory PLC	1,752,568	2,047,443
	Coats Group PLC	6,679,047	7,919,543
	Crest Nicholson Holdings PLC	1,356,603	3,005,957
*	Currys PLC	5,510,650	6,377,816
	DFS Furniture PLC	1,163,644	1,921,411
	Domino's Pizza Group PLC	2,930,614	10,901,876
	Dowlais Group PLC	6,027,958	5,333,154
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Dr. Martens PLC	1,779,629	$1,579,313
	Dunelm Group PLC	751,125	9,177,347
	Entain PLC	333,719	2,897,650
*	Frasers Group PLC	826,342	6,488,073
	Fuller Smith & Turner PLC, Class A	165,391	1,128,529
	Games Workshop Group PLC	174,547	31,374,607
	Greggs PLC	580,411	15,481,661
* Ω	Gym Group PLC	906,470	1,538,738
	Halfords Group PLC	1,425,999	2,501,825
	Headlam Group PLC	452,553	726,844
	Henry Boot PLC	519,628	1,318,588
	Hollywood Bowl Group PLC	645,919	2,244,156
* Ω	Hostelworld Group PLC	94,092	151,492
	Inchcape PLC	2,052,156	17,084,552
	J D Wetherspoon PLC	573,741	4,426,813
	JD Sports Fashion PLC	257,402	282,473
	Kingfisher PLC	759,720	2,308,049
*	Marston's PLC	3,590,335	1,806,290
	Me Group International PLC	1,615,125	4,277,824
*	Mitchells & Butlers PLC	1,483,713	4,243,727
	MJ Gleeson PLC	273,513	1,647,419
*	Moonpig Group PLC	894,849	2,516,944
*	N Brown Group PLC	30,410	14,861
Ω	On the Beach Group PLC	596,364	1,898,895
	Persimmon PLC	1,246,491	19,464,445
	Pets at Home Group PLC	2,756,736	7,724,153
*	Playtech PLC	1,389,961	12,659,134
	PPHE Hotel Group Ltd.	33,157	535,082
	Rank Group PLC	1,085,086	1,197,392
	Smiths News PLC	201,605	151,824
	SSP Group PLC	4,450,909	10,027,508
# ††	Studio Retail Group PLC	220,669	0
	Taylor Wimpey PLC	2,321,676	3,438,394
*	THG PLC	3,423,877	1,726,892
Ω	TI Fluid Systems PLC	1,310,161	3,163,539
	Topps Tiles PLC	701,061	326,114
* Ω	Trainline PLC	897,792	3,942,963
	Vertu Motors PLC	1,613,219	1,066,830
	Victorian Plumbing Group PLC	25,510	33,621
*	Videndum PLC	324,226	400,754

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
*	Vistry Group PLC	1,782,194	$13,119,842
* Ω	Watches of Switzerland Group PLC	1,069,550	7,567,092
	WH Smith PLC	646,377	10,459,319
	Wickes Group PLC	1,516,496	3,468,493
	Young & Co.'s Brewery PLC (YNGA LN), Class A	50,180	486,829
	Young & Co.'s Brewery PLC (YNGN LN)	1,621	11,467
TOTAL CONSUMER DISCRETIONARY			298,421,565
CONSUMER STAPLES — (5.4%)
	AG Barr PLC	739,891	5,579,461
	Anglo-Eastern Plantations PLC	126,037	1,052,075
Ω	Bakkavor Group PLC	790,627	1,304,337
	C&C Group PLC	1,995,355	3,589,446
#	Carr's Group PLC	357,844	555,269
	Cranswick PLC	354,250	22,062,965
	Greencore Group PLC	2,410,541	5,775,298
	Hilton Food Group PLC	383,155	4,193,663
	Kitwave Group PLC	19,801	70,289
*	McBride PLC	955,999	1,622,032
	MP Evans Group PLC	8,394	107,379
*	Ocado Group PLC	971,436	3,597,946
	Premier Foods PLC	4,396,319	10,230,555
	PZ Cussons PLC	1,319,689	1,275,488
	Tate & Lyle PLC	1,993,016	16,245,420
TOTAL CONSUMER STAPLES			77,261,623
ENERGY — (2.6%)
	Capricorn Energy PLC	432,917	1,669,019
#	Diversified Energy Co. PLC (DEC LN)	191,716	3,077,667
	Diversified Energy Co. PLC (DEC US)	2,192	34,940
	Energean PLC	666,276	7,634,218
*	EnQuest PLC	9,498,249	1,394,040
# *	Genel Energy PLC	882,192	705,401
#	Gulf Keystone Petroleum Ltd.	1,477,716	3,121,164
*	Gulf Marine Services PLC	363,413	77,252
		Shares	Value»
ENERGY — (Continued)
	Harbour Energy PLC	3,335,060	$9,627,642
	Hunting PLC	841,555	3,610,622
*	John Wood Group PLC	4,016,610	3,589,717
*	Pantheon Resources PLC	88,116	54,671
	Pharos Energy PLC	1,476,522	441,012
* ††	Savannah Energy PLC	388,799	53,028
	Serica Energy PLC	413,361	715,918
# *	Tullow Oil PLC	6,556,414	1,463,045
TOTAL ENERGY			37,269,356
FINANCIALS — (22.2%)
	abrdn PLC	8,752,557	16,739,886
	AJ Bell PLC	1,401,728	7,698,163
	Ashmore Group PLC	2,597,828	5,457,131
	Bank of Georgia Group PLC	258,093	15,150,467
	Beazley PLC	519,623	5,365,270
Ω	Bridgepoint Group PLC	369,597	1,728,083
	Brooks Macdonald Group PLC	1,612	29,796
	Burford Capital Ltd.	1,000,886	14,092,152
	Chesnara PLC	830,049	2,740,226
*	Close Brothers Group PLC	1,026,399	4,048,884
Ω	CMC Markets PLC	612,918	1,694,631
	Conduit Holdings Ltd.	1,655	9,315
	Direct Line Insurance Group PLC	6,960,161	23,059,472
	Foresight Group Holdings Ltd.	66,654	324,542
* Ω	Funding Circle Holdings PLC	134,914	210,815
*	Georgia Capital PLC	72,934	1,089,359
	H&T Group PLC	2,590	11,054
	Hargreaves Lansdown PLC	842,918	11,487,200
	Hiscox Ltd.	1,550,837	20,918,902
	IG Group Holdings PLC	1,764,057	22,254,813
	Impax Asset Management Group PLC	324,781	886,973
	IntegraFin Holdings PLC	948,728	4,253,561
	International Personal Finance PLC	1,176,222	1,871,236
*	IP Group PLC	5,592,425	3,640,491
	Jupiter Fund Management PLC	2,474,185	2,451,330
	Just Group PLC	5,780,779	11,841,876
	Lancashire Holdings Ltd.	1,290,002	10,378,771

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
FINANCIALS — (Continued)
	Liontrust Asset Management PLC	221,218	$1,225,118
	M&G PLC	422,513	1,088,451
	Man Group PLC	7,151,308	18,899,369
# *	Metro Bank Holdings PLC	164,184	207,217
	Mortgage Advice Bureau Holdings Ltd.	2,813	24,876
	Ninety One PLC	1,537,989	2,843,620
	OSB Group PLC	1,556,006	8,096,007
	Paragon Banking Group PLC	1,869,236	18,634,354
	PayPoint PLC	206,770	1,825,371
	Plus500 Ltd.	549,753	19,271,984
	Polar Capital Holdings PLC	355,297	2,202,991
	Pollen Street Group Ltd.	1,151	11,246
Ω	Quilter PLC	7,383,320	14,782,203
	Rathbones Group PLC	252,893	5,441,170
	Record PLC	18,948	13,096
	S&U PLC	30,579	626,999
Ω	Sabre Insurance Group PLC	581,243	951,169
*	Saga PLC	569,450	871,400
	St. James's Place PLC	836,028	10,856,353
	Tatton Asset Management PLC	1,575	12,880
	TBC Bank Group PLC	182,032	7,534,205
	TP ICAP Group PLC	3,926,897	13,280,539
	Vanquis Banking Group PLC	1,270,872	823,679
	Waterloo Investment Holdings Ltd.	4,000	1,400
	XPS Pensions Group PLC	131,059	564,231
TOTAL FINANCIALS			319,524,327
HEALTH CARE — (2.6%)
	Advanced Medical Solutions Group PLC	622,916	1,613,912
# *	Alliance Pharma PLC	2,444,861	1,846,248
	CVS Group PLC	389,403	4,722,855
*	EKF Diagnostics Holdings PLC	79,384	24,530
	Genus PLC	18,819	450,602
	Hikma Pharmaceuticals PLC	784,979	22,253,759
*	Indivior PLC	9,704	114,498
		Shares	Value»
HEALTH CARE — (Continued)
* Ω	Integrated Diagnostics Holdings PLC	1,249,693	$463,099
# *	Oxford Nanopore Technologies PLC	337,883	609,335
# *	PureTech Health PLC (PRTC LN)	534,262	986,615
Ω	Spire Healthcare Group PLC	1,600,551	4,640,192
TOTAL HEALTH CARE			37,725,645
INDUSTRIALS — (24.6%)
	Ashtead Technology Holdings PLC	105,892	731,625
	Avon Technologies PLC	80,493	1,479,193
	Babcock International Group PLC	1,906,120	12,688,500
	Balfour Beatty PLC	3,447,741	19,848,767
	Begbies Traynor Group PLC	60,262	69,278
	Bodycote PLC	1,191,501	9,390,499
	Braemar PLC	83,994	279,216
*	Capita PLC	8,162,581	1,453,627
# *	Ceres Power Holdings PLC	16,384	31,476
	Chemring Group PLC	869,489	3,421,456
	Clarkson PLC	215,527	11,396,449
	Costain Group PLC	387,073	456,364
*	De La Rue PLC	528,395	746,427
# *	Dialight PLC	89,929	131,317
	DiscoverIE Group PLC	529,326	4,168,754
	easyJet PLC	966,101	6,102,120
	Firstgroup PLC	3,260,393	6,572,980
	Galliford Try Holdings PLC	609,468	2,822,900
	Genuit Group PLC	1,415,999	6,854,023
	Goodwin PLC	246	22,398
	Grafton Group PLC, CDI	1,441,958	16,501,970
	Hays PLC	8,162,395	7,708,590
	Howden Joinery Group PLC	1,611,134	16,284,590
	IMI PLC	778,537	19,262,806
††	Industrial & Commercial Bank of China Ltd.	5,000	0
	International Distribution Services PLC	3,658,794	16,515,094
*	James Fisher & Sons PLC	205,009	779,090
	James Halstead PLC	221,909	472,275
	JET2 PLC	813,756	15,373,022

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Johnson Service Group PLC	1,064,565	$1,791,094
	Keller Group PLC	516,659	8,735,831
	Kier Group PLC	2,056,724	3,807,420
	Learning Technologies Group PLC	472,785	535,266
Ω	Luceco PLC	290,173	565,478
	Mears Group PLC	801,169	3,529,241
	Mitie Group PLC	7,919,335	11,340,249
*	Mobico Group PLC	2,750,878	2,494,010
	Morgan Advanced Materials PLC	1,647,910	5,557,398
	Morgan Sindall Group PLC	288,028	13,091,678
	Norcros PLC	175,807	505,517
	Pagegroup PLC	1,848,715	7,473,066
	Porvair PLC	18,060	153,123
	QinetiQ Group PLC	3,125,466	14,348,090
	Renew Holdings PLC	160,905	1,457,630
	Renewi PLC	448,010	4,444,159
	Ricardo PLC	291,350	907,298
	Robert Walters PLC	374,659	1,345,759
	Rotork PLC	4,290,006	18,502,717
	RS Group PLC	2,217,540	17,841,956
	RWS Holdings PLC	882,266	1,493,348
	Senior PLC	2,091,612	4,260,460
	Serco Group PLC	5,661,326	10,833,963
	Severfield PLC	1,118,019	677,649
*	SIG PLC	3,980,098	721,490
	Speedy Hire PLC	2,593,032	880,651
	SThree PLC	779,169	2,446,736
	Travis Perkins PLC	951,309	8,370,478
	Trifast PLC	620,962	584,868
	Vesuvius PLC	1,218,614	6,197,511
#	Volex PLC	617,665	2,218,353
	Volution Group PLC	911,285	5,985,964
#	Vp PLC	153,784	1,138,245
	Wilmington PLC	343,830	1,650,273
*	XP Power Ltd.	58,293	894,734
	Zigup PLC	1,504,525	5,694,041
TOTAL INDUSTRIALS			354,040,550
INFORMATION TECHNOLOGY — (4.8%)
*	Accesso Technology Group PLC	16,067	98,717
Ω	Alfa Financial Software Holdings PLC	31,459	86,275
*	Alphawave IP Group PLC	21,442	37,829
	Bytes Technology Group PLC (BYIT LN)	935,167	5,323,356
	Computacenter PLC	464,553	13,385,551
	dotdigital group PLC	581,720	625,419
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	FDM Group Holdings PLC	472,482	$1,379,267
# *	Fund Technologies PLC	41,353	952,773
	GB Group PLC	562,191	2,435,455
	Gooch & Housego PLC	6,822	37,359
#	IDOX PLC	140,149	109,441
	iomart Group PLC	355,807	314,267
# *	IQE PLC	3,270,990	599,891
	Kainos Group PLC	455,715	4,639,422
	NCC Group PLC	1,694,087	3,013,998
	Oxford Instruments PLC	156,698	4,056,004
	Pinewood Technologies Group PLC	264,502	1,119,272
	Softcat PLC	668,370	13,251,167
	Spectris PLC	198,234	7,410,254
*	Spirent Communications PLC	3,744,181	8,547,629
*	Strix Group PLC	378,903	225,940
	TT Electronics PLC	1,040,456	1,174,137
*	Xaar PLC	546,570	546,287
TOTAL INFORMATION TECHNOLOGY			69,369,710
MATERIALS — (6.7%)
*	Accsys Technologies PLC	9,505	5,122
	Anglogold Ashanti PLC	253,496	7,658,114
	Atalaya Mining Copper SA	73,179	310,272
	Breedon Group PLC	1,140,994	6,141,899
	Capital Ltd.	59,308	55,722
	Castings PLC	172,431	574,203
	Central Asia Metals PLC	864,189	1,610,706
	DS Smith PLC	1,658,239	11,891,718
	Ecora Resources PLC	1,149,098	881,253
	Elementis PLC	3,721,171	7,210,250
	Essentra PLC	1,585,098	2,442,900
Ω	Forterra PLC	1,139,334	2,258,224
	Fresnillo PLC	462,405	3,957,895
	Hill & Smith PLC	533,904	13,084,579
*	Hochschild Mining PLC	2,042,261	4,438,756
Ω	Ibstock PLC	2,237,557	4,668,095
	Johnson Matthey PLC	868,839	15,359,921
	Marshalls PLC	645,856	2,086,294
	Pan African Resources PLC	6,319,595	3,129,564
	RHI Magnesita NV	14,574	629,934

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
MATERIALS — (Continued)
*	Sigmaroc PLC	782,403	$705,275
*	SolGold PLC	1,987,580	176,870
# *	Synthomer PLC	704,995	1,356,288
	Treatt PLC	22,859	118,682
	Victrex PLC	450,776	5,527,589
	Zotefoams PLC	107,318	405,262
TOTAL MATERIALS			96,685,387
REAL ESTATE — (2.3%)
	Foxtons Group PLC	1,576,609	1,314,718
	Grainger PLC	3,858,316	10,144,952
	Harworth Group PLC	35,421	76,653
	Helical PLC	49,478	110,065
	International Workplace Group PLC	3,736,327	7,936,648
	LSL Property Services PLC	286,886	1,042,637
*	Phoenix Spree Deutschland Ltd.	15,813	31,511
	Savills PLC	920,882	12,159,596
*	Watkin Jones PLC	1,081,806	433,723
TOTAL REAL ESTATE			33,250,503
UTILITIES — (2.1%)
	Drax Group PLC	1,633,159	12,586,928
#	Pennon Group PLC	1,344,522	9,610,441
	Telecom Plus PLC	409,607	8,481,769
TOTAL UTILITIES			30,679,138
TOTAL COMMON STOCKS Cost ($1,268,504,200)			1,419,304,957

		Shares	Value†
SECURITIES LENDING COLLATERAL — (1.5%)
@ §	The DFA Short Term Investment Fund	1,820,382	$21,058,180
TOTAL INVESTMENTS — (100.0%)
(Cost $1,289,561,425)^^			$1,440,363,137

ADR	American Depositary Receipt

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
Ω
Rule 144A, Section 4(2), or other security that is
restricted as to resale to institutional investors. This
security has been deemed liquid based upon the
Fund’s Liquidity Guidelines. The liquidity determination
is unaudited.

*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
††	Security valued using significant unobservable inputs (Level 3).
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
As of January 31, 2025, The United Kingdom Small Company Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	213	03/21/25	$22,876,116	$22,873,579	$(2,537)
Total Futures Contracts			$22,876,116	$22,873,579	$(2,537)

The United Kingdom Small Company Series
CONTINUED
As of January 31, 2025, the value of Rule 144A securities amounted to $59,249,811 or 4.0% of net assets.
Summary of the Series' investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$27,840	$65,049,313	—	$65,077,153
Consumer Discretionary	—	298,421,565	—	298,421,565
Consumer Staples	—	77,261,623	—	77,261,623
Energy	34,940	37,181,388	$53,028	37,269,356
Financials	—	319,524,327	—	319,524,327
Health Care	—	37,725,645	—	37,725,645
Industrials	—	354,040,550	—	354,040,550
Information Technology	—	69,369,710	—	69,369,710
Materials	—	96,685,387	—	96,685,387
Real Estate	—	33,250,503	—	33,250,503
Utilities	—	30,679,138	—	30,679,138
Securities Lending Collateral	—	21,058,180	—	21,058,180
Total Investments in Securities	$62,780	$1,440,247,329	$53,028˂˃	$1,440,363,137
Financial Instruments
Liabilities
Futures Contracts**	(2,537)	—	—	(2,537)
Total Financial Instruments	$(2,537)	—	—	$(2,537)
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The Continental Small Company Series
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

		Shares	Value»
COMMON STOCKS — (95.4%)
AUSTRIA — (3.1%)
	Agrana Beteiligungs AG	70,089	$781,934
	ANDRITZ AG	311,663	17,646,584
# *	AT&S Austria Technologie & Systemtechnik AG	126,280	1,723,139
Ω	BAWAG Group AG	466,884	42,205,116
	CA Immobilien Anlagen AG	158,218	3,906,841
*	DO & Co. AG	42,089	8,420,206
*	Eurotelesites AG	289,656	1,631,044
	EVN AG	232,002	5,593,110
# *	FACC AG	109,556	820,237
# *	Immofinanz AG (IIA AV)	825,186	2,503,176
	Josef Manner & Comp AG	870	94,181
*	Kapsch TrafficCom AG	29,728	219,331
# *	Lenzing AG	92,925	2,400,819
#	Mayr Melnhof Karton AG	53,919	4,321,499
	Oberbank AG	44,385	3,223,303
	Oesterreichische Post AG	126,011	3,806,594
	Palfinger AG	77,895	1,838,273
*	POLYTEC Holding AG	106,063	257,888
	Porr AG	91,951	1,939,511
	Raiffeisen Bank International AG	42,191	954,247
# *	Rosenbauer International AG	19,870	708,464
	Schoeller-Bleckmann Oilfield Equipment AG	43,336	1,545,839
#	Semperit AG Holding	44,006	638,256
	Strabag SE (STR AV)	10,256	502,141
	Telekom Austria AG	1,067,703	8,908,797
# *	UBM Development AG	20,329	402,195
	UNIQA Insurance Group AG	777,826	6,579,273
	Vienna Insurance Group AG Wiener Versicherung Gruppe	273,876	9,171,270
		Shares	Value»
AUSTRIA — (Continued)
	voestalpine AG	461,091	$9,643,675
	Wienerberger AG	558,486	16,303,331
	Zumtobel Group AG	148,340	760,791
TOTAL AUSTRIA			159,451,065
BELGIUM — (3.5%)
	Ackermans & van Haaren NV	152,925	29,677,622
	Ageas SA	159,964	8,240,315
# *	AGFA-Gevaert NV	713,755	640,510
*	Atenor	117,970	386,463
	Azelis Group NV	356,432	7,301,820
	Barco NV	390,899	3,880,477
	Bekaert SA	219,333	7,656,878
# * †† Ω	Biocartis Group NV	357,370	0
	bpost SA	423,056	814,934
#	Cie d'Entreprises CFE	49,898	329,847
#	CMB Tech NV	44,428	479,378
	Colruyt Group NV	229,461	8,452,265
	Deceuninck NV	428,512	1,036,828
	Deme Group NV	48,084	6,748,120
	D'ieteren Group	1,850	310,314
	Econocom Group SA NV	509,837	959,966
#	Elia Group SA	52,041	3,511,783
	EVS Broadcast Equipment SA	70,096	2,271,467
	Fagron	352,952	6,997,161
*	Galapagos NV (GLPG BB)	207,806	4,776,922
*	Galapagos NV (GLPG NA)	44,496	1,022,848
#	Gimv NV	128,219	5,057,501
	Greenyard NV	2,890	15,229
#	Immobel SA	23,226	445,703
#	Ion Beam Applications	110,924	1,531,426
	Jensen-Group NV	20,961	983,139
	Kinepolis Group NV	90,123	3,598,539
	Lotus Bakeries NV	2,046	21,824,518
	Melexis NV	92,514	5,575,894
# *	Nyxoah SA	5,971	62,717
*	Ontex Group NV	331,889	2,810,578
	Proximus SADP	602,646	3,338,674
	Recticel SA	268,765	2,813,817
	Roularta Media Group NV	93	1,182
	Sipef NV	38,744	2,237,732
	Solvay SA	361,376	11,044,995

The Continental Small Company Series
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
	Tessenderlo Group SA	136,131	$2,969,910
	Umicore SA	793,728	7,990,394
	Van de Velde NV	35,333	1,127,586
#	VGP NV	52,407	4,473,100
	Viohalco SA	498,361	3,102,536
	What's Cooking BV	3,904	404,417
TOTAL BELGIUM			176,905,505
DENMARK — (6.6%)
*	ALK-Abello AS	818,297	18,426,331
	Alm Brand AS	5,440,737	11,337,130
	Ambu AS, Class B	897,603	16,708,100
*	Bang & Olufsen AS	599,792	1,058,409
*	Bavarian Nordic AS	394,925	10,806,857
	cBrain AS	38,791	1,042,558
	Chemometec AS	74,541	5,773,658
	Columbus AS	430,344	778,466
	D/S Norden AS	147,651	4,198,029
# *	Demant AS	123,033	4,939,611
#	Dfds AS	127,767	1,898,998
#	Djurslands Bank AS	6,232	562,560
	FLSmidth & Co. AS	225,823	11,722,615
#	Fluegger Group AS	4,198	196,596
	Foroya Banki P	10,800	258,848
# *	GN Store Nord AS	749,514	15,350,018
#	GronlandsBANKEN AS	1,125	113,383
	H Lundbeck AS (HLUNA DC), Class A	78,578	392,365
	H Lundbeck AS (HLUNB DC)	1,552,356	9,499,412
# *	H&H International AS, Class B	79,154	831,287
#	Harboes Bryggeri AS, Class B	5,094	101,352
#	ISS AS	739,839	13,982,172
#	Jeudan AS	41,713	1,163,713
	Jyske Bank AS	344,427	24,910,661
	Lan & Spar Bank	4,895	466,702
	Matas AS	245,993	4,724,722
* Ω	Netcompany Group AS	245,796	10,001,153
*	Nilfisk Holding AS	70,523	1,105,495
*	NKT AS	272,775	18,234,998
# * Ω	NNIT AS	71,567	927,333
	North Media AS	19,172	130,484
# *	NTG Nordic Transport Group AS	29,946	989,133
		Shares	Value»
DENMARK — (Continued)
	Parken Sport & Entertainment AS	11,952	$223,856
	Per Aarsleff Holding AS	123,143	7,926,462
	Ringkjoebing Landbobank AS	179,192	29,227,753
	Rockwool AS (ROCKA DC), Class A	1,895	672,232
	Rockwool AS (ROCKB DC), Class B	19,861	7,033,081
	Royal Unibrew AS	275,124	19,018,335
*	RTX AS	44,919	410,177
Ω	Scandinavian Tobacco Group AS	281,075	4,044,551
	Schouw & Co. AS	84,863	6,592,379
	Solar AS, Class B	27,437	1,153,090
	SP Group AS	11,071	468,076
	Spar Nord Bank AS	590,008	17,043,098
	Sparekassen Sjaelland-Fyn AS	6,204	226,335
	Sydbank AS	390,730	20,744,107
*	TCM Group AS	2,578	25,085
	Tivoli AS	9,878	866,422
	TORM PLC, Class A	196,545	3,912,635
	UIE PLC	102,040	4,419,408
	Vestjysk Bank AS	59,908	37,378
*	Zealand Pharma AS	212,566	21,600,179
TOTAL DENMARK			338,277,788
FINLAND — (5.9%)
	Aktia Bank OYJ	329,414	3,340,388
#	Alandsbanken Abp, Class B	23,036	893,948
	Alma Media OYJ	135,302	1,593,559
#	Anora Group OYJ	17,444	50,372
	Apetit OYJ	21,105	307,781
	Aspo OYJ	116,415	596,087
	Atria OYJ	98,413	1,202,408
#	Bittium OYJ	192,809	1,341,491
	Cargotec OYJ, Class B	271,845	13,518,117
	Citycon OYJ	371,096	1,313,969
	Digia OYJ	87,143	601,400
	Elisa OYJ	339,931	14,632,067
Ω	Enento Group OYJ	26,081	471,588
# *	Finnair OYJ	662,496	1,707,414
	Fiskars OYJ Abp	217,678	3,469,454
	F-Secure OYJ	612,189	1,184,934

The Continental Small Company Series
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Glaston OYJ Abp	9,217	$7,937
	Gofore OYJ	574	12,859
	Harvia OYJ	87,089	4,285,635
# *	HKFoods OYJ	227,986	244,644
	Huhtamaki OYJ	526,267	19,431,016
	Ilkka OYJ	58,887	200,509
*	Kalmar OYJ, Class B	271,845	9,139,131
#	Kamux Corp.	59,097	175,804
	Kemira OYJ	639,975	14,116,934
	Kesko OYJ (KESKOA FH), Class A	14,626	275,650
	Kesko OYJ (KESKOB FH), Class B	1,043,261	20,011,236
*	Kojamo OYJ	579,805	6,023,743
	Konecranes OYJ	433,794	26,096,686
#	Lassila & Tikanoja OYJ	159,902	1,436,138
*	Lindex Group OYJ	40,159	115,417
	Mandatum OYJ	926,573	4,580,252
	Marimekko OYJ	67,765	901,978
	Metsa Board OYJ (METSB FH), Class B	944,884	4,724,077
	Metso OYJ	1,552,667	15,411,338
#	Nokian Renkaat OYJ	490,702	4,083,876
	Olvi OYJ, Class A	95,777	3,034,066
	Oma Saastopankki OYJ	27,483	318,256
	Oriola OYJ (OKDAV FH)	6,054	6,131
#	Oriola OYJ (OKDBV FH), Class B	697,208	679,213
	Orion OYJ (ORNBV FH), Class B	600,779	32,603,301
#	Outokumpu OYJ	1,469,784	4,703,433
	Pihlajalinna OYJ	86,520	959,145
	Ponsse OYJ	70,176	1,505,999
	Puuilo OYJ	119,530	1,267,113
*	QT Group OYJ	78,638	6,443,775
	Raisio OYJ, Class V	642,870	1,511,794
*	Rapala VMC OYJ	116,693	224,965
	Revenio Group OYJ	127,255	4,086,710
*	Sampo OYJ, Class A	409,938	16,939,167
	Sanoma OYJ	455,141	3,929,243
	Scanfil OYJ	2,904	24,681
	Stora Enso OYJ, Class R	222,312	2,462,163
#	Taaleri PLC	25,011	206,684
#	Talenom OYJ	7,120	25,680
		Shares	Value»
FINLAND — (Continued)
*	Teleste OYJ	52,966	$151,092
Ω	Terveystalo OYJ	388,828	4,731,376
	TietoEVRY OYJ	471,238	9,084,427
	Tokmanni Group Corp.	274,939	3,983,871
	Vaisala OYJ, Class A	125,505	6,930,590
#	Valmet OYJ	658,694	17,958,752
*	Verkkokauppa.com OYJ	13,945	25,145
#	Viking Line Abp	11,073	234,784
# *	WithSecure OYJ	540,118	446,735
*	YIT OYJ	718,691	1,887,914
TOTAL FINLAND			303,866,042
FRANCE — (11.3%)
*	74Software SA	54,828	1,545,523
#	ABC arbitrage	124,108	656,090
# *	Air France-KLM	213,395	1,766,102
	AKWEL SADIR	61,346	511,270
*	Alstom SA	1,931,279	38,225,583
	Altamir	136,094	3,298,136
	Alten SA	154,763	14,235,810
	Arkema SA	222,414	17,726,346
#	Assystem SA	51,323	2,060,448
	Aubay	39,783	1,915,931
Ω	Ayvens SA	20,522	151,193
*	Bastide le Confort Medical	18,680	436,464
#	Beneteau SACA	209,384	1,996,118
*	Bigben Interactive	17,808	23,834
	Boiron SA	33,957	931,219
	Bonduelle SCA	86,179	546,952
††	Bourbon Corp. SA	28,851	0
#	Catana Group	47,853	268,616
*	Cegedim SA	39,170	509,277
	Cie des Alpes	126,400	2,146,409
*	Claranova SE	66,462	97,508
# *	Clariane SE	1,044,376	2,343,253
	Coface SA	734,846	11,849,217
	Derichebourg SA	653,998	3,645,818
	Eiffage SA	32,485	2,902,109
# *	Ekinops SAS	7,393	24,717
#	Electricite de Strasbourg SA	21,112	2,765,975
* Ω	Elior Group SA	662,288	1,792,527
	Elis SA	1,136,324	23,262,727
#	Equasens	17,298	675,798
#	Eramet SA	40,848	2,280,427
	Esso SA Francaise	7,699	891,742
	Etablissements Maurel et Prom SA	402,131	2,575,364
	Eurazeo SE	231,259	19,091,163
# *	Euroapi SA	114,489	383,157

The Continental Small Company Series
CONTINUED
		Shares	Value»
FRANCE — (Continued)
# *	Eutelsat Communications SACA	1,129,007	$2,024,220
	Exclusive Networks SA	22,071	432,640
	Exel Industries SA, Class A	10,459	481,931
	Fnac Darty SA (FNAC FP)	56,665	1,731,816
	Forvia SE (FRVIA FP)	672,065	7,053,570
*	Gaumont SA	10,715	902,154
	Gaztransport Et Technigaz SA	181,908	27,788,395
	GEA	2,433	225,544
	Getlink SE	55,103	881,501
	GL Events SACA	55,367	1,091,782
	Groupe Crit SA	22,324	1,328,970
	Groupe SFPI	21,754	43,378
#	Guerbet	39,045	1,106,179
*	Haulotte Group SA	25,908	74,200
*	ID Logistics Group SACA	17,514	7,325,862
	Imerys SA	186,182	5,131,632
#	Infotel SA	637	24,682
	Interparfums SA	20,823	949,027
	IPSOS SA	252,618	11,953,601
#	Jacquet Metals SACA	82,260	1,394,702
*	JCDecaux SE	361,314	6,050,180
	Kaufman & Broad SA	91,469	3,147,061
Ω	La Francaise des Jeux SACA	254,335	9,664,154
	Laurent-Perrier	14,168	1,542,075
	Linedata Services	3,353	281,565
	LISI SA	48,174	1,370,371
#	LNA Sante SA	32,283	737,174
# Ω	Maisons du Monde SA	108,914	463,565
	Manitou BF SA	57,060	1,281,364
	Mersen SA	119,669	2,703,693
	Metropole Television SA	123,332	1,586,452
# *	Nacon SA	138	81
Ω	Neoen SA	71,558	2,952,494
	Nexans SA	203,503	19,856,833
*	Nexity SA	179,680	2,406,814
	NRJ Group	88,443	635,813
	Oeneo SA	91,324	883,424
	Opmobility	299,431	3,388,430
# *	OVH Groupe SAS	9,813	83,668
*	Pierre Et Vacances SA	52,921	87,942
	Pluxee NV	160,030	3,716,483
	Quadient SA	169,545	3,208,065
††	Recylex SA	102,008	0
		Shares	Value»
FRANCE — (Continued)
	Remy Cointreau SA	24,306	$1,393,119
	Rexel SA	1,229,038	32,537,415
	Robertet SA	1,125	993,802
	Rubis SCA	425,336	11,116,670
#	Samse SACA	7,930	1,170,751
	Savencia SA	34,835	1,802,066
	SCOR SE	801,914	20,487,349
	SEB SA	127,100	12,092,295
	Seche Environnement SACA	21,449	1,901,928
	SES SA	1,939,196	6,300,351
# * Ω	SMCP SA	83,829	276,615
	Societe BIC SA	130,806	8,624,476
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	37,677	4,046,865
	Societe LDC SADIR	746	50,130
*	SOITEC	9,110	794,072
	Sopra Steria Group	83,212	15,470,114
	SPIE SA	753,218	25,102,818
* Ω	SRP Groupe SA	56,822	43,007
	Stef SA	25,963	3,603,585
	Sword Group	39,003	1,423,279
*	Synergie SE	67,764	1,973,437
	Technip Energies NV	801,164	22,697,126
	Teleperformance SE	315,927	29,583,860
	Television Francaise 1 SA	273,873	2,159,603
	TFF Group	10,603	299,787
	Thermador Groupe	39,431	2,907,996
#	Tikehau Capital SCA	55,930	1,254,837
	Trigano SA	46,716	6,401,903
*	Ubisoft Entertainment SA	411,525	4,748,324
	Valeo SE	1,093,057	12,184,152
*	Vallourec SACA	842,462	16,002,102
Ω	Verallia SA	365,707	11,256,481
#	Vetoquinol SA	12,422	912,911
	Vicat SACA	102,877	4,290,564
	VIEL & Cie SA	156,945	1,981,197
	Virbac SACA	8,408	2,822,393
*	Viridien	35,512	2,048,058
# *	Voltalia SA	106,948	790,277
	Vranken-Pommery Monopole SA	16,787	223,710
#	Wavestone	10,820	549,693
* Ω	Worldline SA	130,606	1,155,779

The Continental Small Company Series
CONTINUED
		Shares	Value»
FRANCE — (Continued)
* Ω	X-Fab Silicon Foundries SE	247,503	$1,275,961
TOTAL FRANCE			578,277,168
GERMANY — (12.8%)
	1&1 AG	218,379	2,761,272
	7C Solarparken AG	277,569	550,798
	Adesso SE	11,589	1,150,054
	Adtran Networks SE	5,435	113,186
#	AIXTRON SE	379,486	5,272,467
	All for One Group SE	5,469	352,507
	Allgeier SE	46,734	743,416
	AlzChem Group AG	3,166	210,864
	Amadeus Fire AG	16,080	1,312,957
*	Aroundtown SA	4,486,255	13,312,181
	Atoss Software SE	42,630	5,089,051
	Aurubis AG	158,734	12,456,474
* Ω	Auto1 Group SE	26,757	517,124
*	Basler AG	52,628	443,782
# *	BayWa AG (BYW6 GR)	100,397	940,122
#	Bechtle AG	415,814	13,956,308
Ω	Befesa SA	217,062	4,706,914
	Bertrandt AG	32,540	677,520
	Bijou Brigitte AG	25,150	983,676
	Bilfinger SE	162,046	8,334,853
#	Borussia Dortmund GmbH & Co. KGaA	456,278	1,545,384
# *	BRANICKS Group AG	375,149	976,329
	Brenntag SE	32,061	2,017,277
	CANCOM SE (COK GR)	56,729	1,489,655
*	Ceconomy AG	878,441	2,715,605
	CENIT AG	44,975	397,495
	Cewe Stiftung & Co. KGaA	45,539	4,820,377
# *	CompuGroup Medical SE & Co. KGaA	149,580	3,421,594
	CTS Eventim AG & Co. KGaA	303,101	29,555,788
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	11,455	311,963
	Dermapharm Holding SE	94,892	3,902,777
	Deutsche Beteiligungs AG	83,765	2,078,269
		Shares	Value»
GERMANY — (Continued)
	Deutsche EuroShop AG	6,828	$134,706
* Ω	Deutsche Pfandbriefbank AG	810,941	4,602,431
	Deutsche Wohnen SE	26,520	663,570
	Deutz AG	612,047	2,960,615
*	Dr. Hoenle AG	31,417	283,269
	Draegerwerk AG & Co. KGaA	19,150	934,911
	Duerr AG	300,318	7,397,110
# Ω	DWS Group GmbH & Co. KGaA	127,426	6,288,693
	Eckert & Ziegler SE	86,598	4,891,168
	EDAG Engineering Group AG	56,009	384,246
	Elmos Semiconductor SE	36,953	2,712,632
	ElringKlinger AG	185,768	908,931
	Energiekontor AG	30,017	1,384,528
	Evonik Industries AG	109,521	2,056,571
# *	Evotec SE	816,156	7,301,390
	Fabasoft AG	509	9,139
	Fielmann Group AG	140,919	6,399,972
	flatexDEGIRO AG	409,122	6,931,354
# *	Fraport AG Frankfurt Airport Services Worldwide	182,432	10,867,538
	Freenet AG	785,410	24,231,791
	Friedrich Vorwerk Group SE	23,256	856,649
	FUCHS SE	127,161	4,337,049
	GEA Group AG	670,740	35,399,718
	Gerresheimer AG	175,816	12,314,206
#	Gesco SE	54,321	741,669
#	GFT Technologies SE	121,803	2,861,624
*	Grand City Properties SA	424,762	4,904,727
#	Grenke AG	96,618	1,679,572
	H&R GmbH & Co. KGaA	71,674	279,620
	Hawesko Holding SE	313	7,740
*	Heidelberger Druckmaschinen AG	1,563,819	1,966,961
# *	HelloFresh SE	755,113	8,308,236
	Hensoldt AG	343,602	13,815,196
	HOCHTIEF AG	60,808	8,800,960

The Continental Small Company Series
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Hornbach Holding AG & Co. KGaA	52,423	$4,020,583
#	HUGO BOSS AG	238,458	11,171,291
	Indus Holding AG	73,991	1,582,449
	Init Innovation in Traffic Systems SE	38,395	1,476,575
Ω	Instone Real Estate Group SE	100,940	869,502
	IVU Traffic Technologies AG	52,179	847,086
	Jenoptik AG	271,336	6,085,160
Ω	JOST Werke SE	21,852	1,051,446
	K&S AG	744,928	10,344,037
	KION Group AG	432,718	16,068,651
	Kloeckner & Co. SE	83,904	426,748
#	Knaus Tabbert AG	6,420	100,881
# *	Koenig & Bauer AG	81,475	1,382,717
	Kontron AG	253,541	5,157,578
	Krones AG	102,112	13,933,536
	KSB SE & Co. KGaA	3,293	2,280,859
	KWS Saat SE & Co. KGaA	79,486	5,000,334
	Lanxess AG	424,872	11,538,516
	LEG Immobilien SE	407,372	33,570,724
	Leifheit AG	59,953	1,001,434
*	Mediclin AG	68,054	212,163
*	Medios AG	40,460	520,406
	METRO AG	592,834	2,369,391
	MLP SE	469,154	3,400,352
#	Mutares SE & Co. KGaA	20,493	566,591
# *	Nagarro SE	44,819	3,925,820
# *	Nexus AG	63,395	4,537,854
*	Nordex SE	250,062	2,886,931
	Norma Group SE	198,867	3,411,765
	Patrizia SE	293,577	2,452,031
*	Pentixapharm Holding AG	105,115	326,379
	Pfeiffer Vacuum Technology AG	19,688	3,166,859
#	PNE AG	1,522	19,152
	ProCredit Holding AG	6,636	60,567
#	ProSiebenSat.1 Media SE	795,006	4,567,631
	Puma SE (PUM GR)	452,059	14,185,705
# *	PVA TePla AG	118,505	1,698,105
	PWO AG	8,558	256,859
*	q.beyond AG	657,522	493,124
*	R Stahl AG	14,952	265,919
		Shares	Value»
GERMANY — (Continued)
#	RTL Group SA	151,882	$4,641,211
	SAF-Holland SE	237,047	4,065,395
#	Salzgitter AG	131,539	2,427,932
# *	Schaeffler AG	32,558	144,360
	Schloss Wachenheim AG	6,929	102,100
#	Secunet Security Networks AG	9,618	1,265,297
*	SFC Energy AG	2,560	45,012
*	SGL Carbon SE	322,112	1,260,913
	Siltronic AG	82,724	3,782,645
	Sixt SE	64,774	5,260,272
#	SMA Solar Technology AG	48,576	679,163
	Stabilus SE	143,822	4,751,417
#	STRATEC SE	33,286	1,218,480
	Stroeer SE & Co. KGaA	194,184	11,477,505
	Suedzucker AG	389,131	4,282,070
*	Surteco Group SE	47,139	1,068,505
	SUSS MicroTec SE	143,891	6,425,779
*	TAG Immobilien AG	1,196,499	17,781,726
	Takkt AG	201,885	1,708,104
* Ω	TeamViewer SE	735,586	8,711,314
	Technotrans SE	36,783	666,743
	thyssenkrupp AG	2,434,818	12,065,955
*	TUI AG	2,283,309	19,315,264
#	United Internet AG	438,960	7,361,690
#	Verbio SE	103,222	981,192
	Vossloh AG	69,114	3,396,318
#	Wacker Chemie AG	83,886	5,748,680
#	Wacker Neuson SE	208,407	3,534,443
#	Washtec AG	76,463	3,165,076
# *	Westwing Group SE	13,259	106,551
	Wuestenrot & Wuerttembergische AG	148,500	1,897,132
* Ω	Zalando SE	614,835	22,913,631
	Zeal Network SE	10,905	513,113
TOTAL GERMANY			654,735,230
GREECE — (0.0%)
††	Neorion Holdings SA	14,991	0
IRELAND — (0.6%)
	Cairn Homes PLC	2,629,336	6,247,020
	Dalata Hotel Group PLC	593,044	2,901,701
	FBD Holdings PLC (FBD ID)	17,353	234,540

The Continental Small Company Series
CONTINUED
		Shares	Value»
IRELAND — (Continued)
	FBD Holdings PLC (FBH LN)	125,459	$1,691,966
	Glanbia PLC (GLB ID)	300,613	4,392,174
	Glanbia PLC (GLB LN)	700,613	10,200,326
* Ω	Glenveagh Properties PLC	1,476,226	2,603,568
	Irish Continental Group PLC (IR5B ID)	825,575	4,426,022
*	Permanent TSB Group Holdings PLC	273,432	394,034
TOTAL IRELAND			33,091,351
ISRAEL — (2.4%)
*	Adgar Investment & Development Ltd.	105,459	155,709
# *	Afcon Holdings Ltd.	3,064	158,907
# *	AFI Properties Ltd.	100,052	4,980,863
#	Africa Israel Residences Ltd.	20,736	1,559,569
*	Alarum Technologies Ltd.	10,500	10,503
*	Allot Ltd.	185,689	1,584,086
*	Alrov Properties & Lodgings Ltd.	49,832	2,603,859
#	Arad Ltd.	31,707	451,856
*	Argo Properties NV	5,182	153,386
	Aryt Industries Ltd.	18,534	68,888
	Ashdod Refinery Ltd.	46,309	790,223
	Atreyu Capital Markets Ltd.	828	17,315
	AudioCodes Ltd. (AUDC IT)	25,347	259,935
	AudioCodes Ltd. (AUDC US)	5,644	57,287
	Automatic Bank Services Ltd.	16,866	122,086
*	Avgol Industries 1953 Ltd.	468,925	195,617
# *	Azorim-Investment Development & Construction Co. Ltd.	507,009	3,072,130
*	Bet Shemesh Engines Holdings 1997 Ltd.	34,921	4,071,284
		Shares	Value»
ISRAEL — (Continued)
	Blue Square Real Estate Ltd.	36,303	$3,293,252
*	Brack Capital Properties NV	17,073	1,148,802
	Carasso Motors Ltd.	137,415	1,098,909
*	Cellcom Israel Ltd. (CEL IT)	453,485	2,981,525
*	Ceragon Networks Ltd.	266,244	1,227,385
*	Cielo-Blu Group Ltd.	11,076	16,097
# *	Compugen Ltd.	131,543	313,497
	Danel Adir Yeoshua Ltd.	24,067	2,793,431
	Danya Cebus Ltd.	1,467	50,551
*	Delek Automotive Systems Ltd.	102,904	898,432
#	Delta Galil Ltd.	65,527	3,717,332
	Direct Finance of Direct Group 2006 Ltd.	676	112,617
*	Dor Alon Energy in Israel 1988 Ltd.	10,173	295,431
# *	Doral Group Renewable Energy Resources Ltd.	125,646	474,884
*	Duniec Brothers Ltd.	489	34,212
*	El Al Israel Airlines	1,003,470	2,516,411
*	Electra Consumer Products 1970 Ltd.	60,700	1,955,203
#	Electra Real Estate Ltd.	52,249	662,881
# *	Electreon Wireless Ltd.	4,650	282,103
*	Ellomay Capital Ltd.	2,597	43,962
*	Equital Ltd.	112,214	4,513,508
	FMS Enterprises Migun Ltd.	19,186	841,809
	Formula Systems 1985 Ltd. (FORTY IT)	49,575	4,560,353
	Formula Systems 1985 Ltd. (FORTY US), Sponsored ADR	495	45,144
	Fox Wizel Ltd.	43,805	3,623,303
	Gav-Yam Lands Corp. Ltd.	93,088	798,723
# *	Gilat Satellite Networks Ltd.	207,925	1,471,093

The Continental Small Company Series
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
# *	Hagag Group Real Estate Development	26,721	$191,897
	Hilan Ltd.	37,763	2,367,668
#	IDI Insurance Co. Ltd.	37,805	1,572,029
*	IES Holdings Ltd.	1,768	123,274
	Ilex Medical Ltd.	4,067	85,482
#	Inrom Construction Industries Ltd.	403,832	1,911,946
	Isracard Ltd.	441,294	2,032,120
	Israel Canada TR Ltd.	129,481	568,833
*	Israel Land Development Co. Ltd.	93,787	910,873
	Israel Shipyards Industries Ltd.	2,132	69,202
	Isras Investment Co. Ltd.	7,014	1,672,706
	Issta Ltd.	22,740	628,289
# *	Kamada Ltd. (KMDA IT)	203,071	1,381,283
#	Kardan Real Estate Enterprise & Development Ltd.	61,338	104,290
	Kerur Holdings Ltd.	32,360	777,119
*	Klil Industries Ltd.	5,560	399,465
#	Kvutzat Acro Ltd.	33,088	588,797
	Lahav L.R. Real Estate Ltd.	9,407	14,089
	Lapidoth Capital Ltd.	1,086	23,212
	M Yochananof & Sons Ltd.	10,049	701,309
	Magic Software Enterprises Ltd. (MGIC IT)	134,709	1,761,315
#	Magic Software Enterprises Ltd. (MGIC US)	1,403	17,790
*	Malam - Team Ltd.	11,092	273,963
	Matrix IT Ltd.	60,346	1,484,910
	Max Stock Ltd.	61,376	226,699
#	Maytronics Ltd.	102,163	231,791
#	Mediterranean Towers Ltd.	379,849	1,211,074
	Mega Or Holdings Ltd.	90,568	2,960,264
#	Meitav Investment House Ltd.	194,223	2,035,095
	Menora Mivtachim Holdings Ltd.	9,098	422,837
		Shares	Value»
ISRAEL — (Continued)
#	Meshulam Levinstein Contracting & Engineering Ltd.	780	$89,871
	Mivtach Shamir Holdings Ltd.	31,365	1,951,567
	Mizrahi Tefahot Bank Ltd.	1	50
	Nawi Group Ltd.	73,059	847,086
*	Nayax Ltd.	13,830	525,179
	Neto Malinda Trading Ltd.	6,080	148,692
# *	Neto ME Holdings Ltd.	3,661	146,183
	Novolog Ltd.	200,415	92,325
	Oil Refineries Ltd.	10,677,656	3,153,208
	One Software Technologies Ltd.	90,670	1,647,703
*	OY Nofar Energy Ltd.	2,950	72,493
	Palram Industries 1990 Ltd.	4,840	125,596
# *	Partner Communications Co. Ltd.	616,439	4,304,869
	Paz Retail & Energy Ltd.	51,440	7,417,657
*	Perion Network Ltd.	41,241	363,566
#	Plasson Industries Ltd.	19,120	1,090,282
	Prashkovsky Investments & Construction Ltd.	27,381	782,222
# *	Priortech Ltd.	31,134	1,565,945
	Qualitau Ltd.	1,997	139,011
#	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	47,534	3,559,043
*	Rani Zim Shopping Centers Ltd.	26,927	33,699
	Retailors Ltd.	18,402	360,197
# *	Scope Metals Group Ltd.	45,767	1,963,068
#	Summit Real Estate Holdings Ltd.	215,637	3,488,321
	Suny Cellular Communication Ltd.	187,376	67,253
	Tadiran Group Ltd.	14,575	1,075,239
Ω	Tamar Petroleum Ltd.	81,235	563,920

The Continental Small Company Series
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
#	Tel Aviv Stock Exchange Ltd.	112,653	$1,276,996
	Telsys Ltd.	1,180	59,831
*	Tera Light Ltd.	45,638	104,063
	Tiv Taam Holdings 1 Ltd.	39,749	76,736
	Victory Supermarket Chain Ltd.	5,213	81,951
TOTAL ISRAEL			124,007,796
ITALY — (9.8%)
	A2A SpA	8,218,896	19,410,047
*	Abitare In SpA	1,909	8,990
	ACEA SpA	247,829	4,741,589
# *	Aeffe SpA	177,250	146,744
#	Amplifon SpA	669,392	17,888,726
Ω	Anima Holding SpA	1,281,411	8,792,429
	Arnoldo Mondadori Editore SpA	1,002,411	2,286,664
	Ascopiave SpA	432,784	1,259,920
	Avio SpA	76,964	1,279,878
	Azimut Holding SpA	552,386	14,442,733
	Banca Generali SpA	337,478	16,898,630
	Banca IFIS SpA	154,320	3,386,119
	Banca Mediolanum SpA	732,472	9,834,093
#	Banca Monte dei Paschi di Siena SpA	5,051,111	32,363,570
	Banca Popolare di Sondrio SpA	1,963,753	18,132,813
#	Banca Profilo SpA	1,711,765	328,060
Ω	Banca Sistema SpA	335,410	535,500
	Banco di Desio e della Brianza SpA	244,337	2,003,883
Ω	BFF Bank SpA	959,145	8,223,856
	Biesse SpA	38,393	320,266
	BPER Banca SpA	5,315,291	36,208,795
	Brembo NV	552,680	5,380,701
	Brunello Cucinelli SpA	180,266	23,175,698
	Buzzi SpA	450,945	18,472,719
	Cairo Communication SpA	349,136	920,434
Ω	Carel Industries SpA	108,798	2,169,425
	Cembre SpA	10,631	446,176
	Cementir Holding NV	348,079	4,228,132
		Shares	Value»
ITALY — (Continued)
*	CIR SpA-Compagnie Industriali	2,713,555	$1,684,679
	Credito Emiliano SpA	494,654	5,807,222
	d'Amico International Shipping SA	259,005	1,065,341
#	Danieli & C Officine Meccaniche SpA (DAN IM)	92,943	2,425,616
	Danieli & C Officine Meccaniche SpA (DANR IM)	148,854	3,001,276
	Datalogic SpA	61,179	300,242
# *	Digital Bros SpA	34,830	471,695
# * Ω	doValue SpA	177,687	306,279
	Emak SpA	376,132	364,898
Ω	Enav SpA	799,458	2,860,053
	ERG SpA	185,864	3,766,770
*	Esprinet SpA	164,535	811,200
	Fiera Milano SpA	38,749	198,626
	Fila SpA	162,214	1,602,396
*	Fincantieri SpA	41,085	319,390
# ††	Finmatica SpA	5,960	0
	Fnac Darty SA	10,597	324,306
#	FNM SpA	1,146,070	512,640
#	Gefran SpA	35,925	338,097
# *	Geox SpA	356,231	167,243
	GPI SpA	24,149	246,167
	Hera SpA	4,344,707	15,887,958
	IMMSI SpA	997,787	515,820
	Intercos SpA	34,623	512,866
	Iren SpA	3,528,282	7,635,786
	Italgas SpA	2,282,731	13,637,084
	Italmobiliare SpA	79,015	2,201,104
	Iveco Group NV	796,858	9,698,648
	LU-VE SpA	5,488	163,370
	Maire SpA	966,567	9,517,085
# * ††	Mariella Burani Fashion Group SpA	22,744	0
	MARR SpA	5,826	60,747
	MFE-MediaForEurope NV (MFEA IM), Class A	897,309	2,918,134
#	MFE-MediaForEurope NV (MFEB IM), Class B	326,555	1,445,693
	Moltiply Group SpA	126,668	5,085,830
# *	Newlat Food SpA	24,519	324,655
# * Ω	Nexi SpA	2,382,257	12,097,914
	Orsero SpA	44,592	573,779
Ω	OVS SpA	1,184,674	4,237,697
	Pharmanutra SpA	10,106	532,271

The Continental Small Company Series
CONTINUED
		Shares	Value»
ITALY — (Continued)
#	Piaggio & C SpA	814,223	$1,817,637
Ω	Piovan SpA	4,776	69,040
Ω	Pirelli & C SpA	1,465,343	8,817,818
Ω	RAI Way SpA	505,631	3,008,112
	Reply SpA	124,102	20,456,472
	Rizzoli Corriere Della Sera Mediagroup SpA	956,821	899,146
#	Sabaf SpA	58,269	939,072
# *	Safilo Group SpA	275,375	306,813
*	Saipem SpA	1,773,906	4,328,618
#	Salvatore Ferragamo SpA	102,072	812,995
	Sanlorenzo SpA	25,699	948,593
# *	Seco SpA	21,231	38,262
# *	Seri Industrial SpA	3,574	8,854
	Sesa SpA	53,003	3,740,744
#	Sogefi SpA	312,879	645,654
	SOL SpA	220,740	8,963,076
#	Spaxs SpA	207,950	782,756
	Tamburi Investment Partners SpA	793,445	6,965,640
Ω	Technogym SpA	760,458	8,846,028
*	Telecom Italia SpA (TIT IM)	36,318,376	9,968,915
# *	TREVI - Finanziaria Industriale SpA	405,238	113,823
	TXT e-solutions SpA	3,886	150,237
	Unipol Assicurazioni SpA	3,064,314	41,523,631
	Webuild SpA	2,589,908	7,887,698
#	Wiit SpA	11,501	219,099
#	Zignago Vetro SpA	57,882	628,997
TOTAL ITALY			499,794,897
NETHERLANDS — (4.6%)
	Aalberts NV	626,113	22,099,863
	Acomo NV	61,735	1,160,308
*	AFC Ajax NV	13,955	144,148
# * Ω	Alfen NV	26,621	390,896
	Allfunds Group PLC	935,238	4,809,276
#	AMG Critical Materials NV	104,457	1,515,816
	Aperam SA	188,310	5,196,791
	Arcadis NV	459,283	26,220,716
*	Avantium NV	19,708	35,998
Ω	B&S Group SARL	39,302	170,437
* Ω	Basic-Fit NV	247,327	6,255,538
#	Brunel International NV	97,045	942,221
		Shares	Value»
NETHERLANDS — (Continued)
	Corbion NV	311,769	$7,278,853
Ω	CTP NV	235,502	3,915,450
*	Fastned BV	409	8,821
	Flow Traders Ltd.	153,218	3,849,905
	ForFarmers NV	191,984	677,136
	Fugro NV	473,788	7,562,548
	IMCD NV	150,348	23,544,547
*	InPost SA	476,762	7,799,602
#	Kendrion NV	79,086	844,396
	Koninklijke BAM Groep NV	1,911,457	8,391,493
	Koninklijke Heijmans NV	154,593	5,151,136
	Koninklijke Vopak NV	383,182	17,588,383
#	Nedap NV	33,400	2,058,943
	OCI NV	432,381	4,979,060
# *	Pharming Group NV	2,851,940	2,554,479
#	PostNL NV	1,338,358	1,362,001
	Randstad NV	549,261	23,711,608
	SBM Offshore NV	604,342	11,290,402
*	SIF Holding NV	40,013	505,499
Ω	Signify NV	594,729	12,838,225
#	Sligro Food Group NV	119,286	1,311,589
#	TKH Group NV	223,008	8,210,310
# *	TomTom NV	336,205	1,775,526
	Van Lanschot Kempen NV	158,421	7,794,495
TOTAL NETHERLANDS			233,946,415
NORWAY — (1.8%)
	2020 Bulkers Ltd.	94,666	1,050,187
	ABG Sundal Collier Holding ASA	1,966,560	1,209,942
	AF Gruppen ASA	5,046	71,403
*	Akastor ASA	594,497	721,961
#	Aker BioMarine ASA	18,649	107,821
	Aker Solutions ASA	73,234	207,938
	AMSC ASA	265,196	724,283
*	Archer Ltd.	142,932	355,063
# *	ArcticZymes Technologies ASA	83,850	108,172
	Arendals Fossekompani ASA	1,452	17,124
	Atea ASA	363,814	4,639,664
# Ω	Avance Gas Holding Ltd.	82,348	628,999
# *	Axactor ASA	689,478	241,799
	B2 Impact ASA	1,080,438	1,028,275
	Belships ASA	456,291	814,703
*	Bluenord ASA	37,925	2,253,006

The Continental Small Company Series
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Bonheur ASA	137,587	$2,967,201
	Borregaard ASA	302,123	5,425,710
	Bouvet ASA	90,554	645,259
	BW Offshore Ltd.	466,402	1,309,511
*	Cloudberry Clean Energy ASA	109,836	118,378
* Ω	Crayon Group Holding ASA	291,826	2,721,572
	DNO ASA	1,731,454	1,996,891
# * Ω	Elkem ASA	1,052,204	2,072,211
Ω	Elmera Group ASA	276,674	745,865
	Elopak ASA	144,260	527,223
*	Endur ASA	2,202	13,824
Ω	Europris ASA	1,011,174	7,376,922
	FLEX LNG Ltd. (FLNG NO)	134,727	3,445,408
*	FLEX LNG Ltd. (FLNG US)	5,649	144,106
#	Grieg Seafood ASA	195,921	1,294,443
*	Hexagon Composites ASA	588,778	1,951,891
*	Hexagon Purus ASA	152,060	39,175
Ω	Kid ASA	75,893	1,046,095
	Kitron ASA	890,084	3,049,240
Ω	Klaveness Combination Carriers ASA	66,520	442,723
*	Kongsberg Automotive ASA	2,870,176	428,465
*	LINK Mobility Group Holding ASA	713,362	1,467,268
	Magnora ASA	136,755	317,334
	Medistim ASA	2,163	30,603
*	Morrow Bank ASA	33,724	27,848
	MPC Container Ships ASA	1,884,095	3,054,330
Ω	Multiconsult ASA	2,534	44,300
# *	NEL ASA	310,883	64,790
	Norbit ASA	71,181	670,667
# *	Nordic Mining ASA	71,130	137,244
# * Ω	Norske Skog ASA	136,628	288,789
*	Northern Ocean Ltd.	113,801	76,944
# *	Norwegian Air Shuttle ASA	842,208	804,438
*	NRC Group ASA	31,346	12,065
# *	Nykode Therapeutics ASA	185,381	43,760
	Odfjell Drilling Ltd.	488,395	2,675,738
	Odfjell SE, Class A	129,774	1,353,396
		Shares	Value»
NORWAY — (Continued)
	Odfjell Technology Ltd.	107,420	$426,996
*	OKEA ASA	206,616	362,834
# Ω	Okeanis Eco Tankers Corp.	44,427	1,071,256
	Olav Thon Eiendomsselskap ASA	17,655	355,470
*	Otello Corp. ASA	13,451	9,003
	Panoro Energy ASA	289,120	727,262
	Pareto Bank ASA	73,890	483,024
	Pexip Holding ASA	175,099	714,188
*	PhotoCure ASA	103,955	529,176
	Protector Forsikring ASA	220,665	6,439,284
	Rana Gruber ASA	98,940	640,648
# *	REC Silicon ASA	1,086,526	135,398
*	Salmon Evolution ASA	400,285	250,126
*	SATS ASA	195,582	474,173
* Ω	Scatec ASA	518,802	3,627,889
	SD Standard ETC PLC	271,994	41,004
	Sea1 offshore, Inc.	37,563	75,436
	Selvaag Bolig ASA	228,065	715,420
# * Ω	Shelf Drilling Ltd.	712,803	560,837
*	SmartCraft ASA	10,481	24,533
# ††	Solstad Maritime Holding AS	37,831	51,389
*	Solstad Offshore ASA	24,422	86,869
	Sparebank 1 Oestlandet	26,132	385,873
	Sparebanken More	3,278	28,363
	Sparebanken Sor	3,496	65,261
	Stolt-Nielsen Ltd.	6,894	178,155
	Veidekke ASA	585,419	7,477,014
	Wilh Wilhelmsen Holding ASA, Class A	30,338	1,102,363
# * Ω	XXL ASA	24,634	27,734
TOTAL NORWAY			90,078,945
PORTUGAL — (1.1%)
#	Altri SGPS SA	332,589	1,985,385
	Banco Comercial Portugues SA, Class R	54,867,978	28,640,637
	Corticeira Amorim SGPS SA	139,239	1,216,001
	CTT-Correios de Portugal SA	437,030	2,665,765
	Ibersol SGPS SA	76,745	677,841

The Continental Small Company Series
CONTINUED
		Shares	Value»
PORTUGAL — (Continued)
#	Mota-Engil SGPS SA	224,824	$667,892
	Navigator Co. SA	1,520,272	5,555,481
	NOS SGPS SA	846,475	2,975,780
	REN - Redes Energeticas Nacionais SGPS SA	2,308,257	5,687,227
	Semapa-Sociedade de Investimento e Gestao	17,419	271,268
	Sonae SGPS SA	5,782,193	5,394,813
TOTAL PORTUGAL			55,738,090
SPAIN — (6.5%)
	Acciona SA	110,881	12,492,789
#	Acerinox SA	675,799	6,781,503
* ††	Adveo Group International SA	84,445	0
Ω	Aedas Homes SA	42,088	1,302,558
	Alantra Partners SA	60,724	548,711
#	Almirall SA	394,260	3,871,983
# *	Amper SA	7,170,995	917,915
	Atresmedia Corp. de Medios de Comunicacion SA	376,795	1,722,160
	Audax Renovables SA	252,705	399,747
	Azkoyen SA	67,253	438,960
	Banco de Sabadell SA	35,081,456	82,693,090
	Bankinter SA	3,128,166	26,652,208
	CIE Automotive SA	344,191	9,174,358
	Construcciones y Auxiliar de Ferrocarriles SA	104,618	3,873,657
	Corp. ACCIONA Energias Renovables SA	39,846	739,709
*	Distribuidora Internacional de Alimentacion SA	4,617,030	79,969
#	Ebro Foods SA	402,333	6,699,934
# *	eDreams ODIGEO SA	403,870	3,840,520
#	Elecnor SA	196,715	3,400,694
	Enagas SA	1,020,450	12,914,751
#	Ence Energia y Celulosa SA	596,521	2,152,708
	Ercros SA	590,023	2,165,333
	Faes Farma SA	1,813,852	6,653,837
	Fluidra SA	405,339	10,407,085
# Ω	Gestamp Automocion SA	709,246	1,941,076
		Shares	Value»
SPAIN — (Continued)
# Ω	Global Dominion Access SA	440,616	$1,378,196
*	Grenergy Renovables SA	3,875	142,878
*	Grifols SA	483,718	4,138,514
	Grupo Catalana Occidente SA	258,227	10,282,108
	Grupo Empresarial San Jose SA	141,180	831,291
	Iberpapel Gestion SA (IBG SM)	48,869	938,486
	Indra Sistemas SA	568,507	10,896,108
	Laboratorio Reig Jofre SA	15,329	41,201
	Laboratorios Farmaceuticos Rovi SA	92,151	6,223,133
#	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	2,972,020	3,850,521
	Logista Integral SA	310,609	9,385,044
	Mapfre SA	3,920,535	10,892,566
	Melia Hotels International SA	489,034	3,642,008
# Ω	Metrovacesa SA	27,648	249,419
	Miquel y Costas & Miquel SA	185,363	2,519,486
Ω	Neinor Homes SA	121,260	2,116,030
# *	Obrascon Huarte Lain SA	3,117,009	1,194,464
*	Oryzon Genomics SA	35,547	52,330
	Pharma Mar SA	60,597	5,796,682
	Prim SA	40,283	405,633
*	Promotora de Informaciones SA, Class A	1,330,083	451,414
Ω	Prosegur Cash SA	752,761	445,733
	Realia Business SA	1,649,762	1,706,288
	Renta 4 Banco SA	442	5,961
	Sacyr SA	2,059,437	6,736,428
# *	Solaria Energia y Medio Ambiente SA	194,370	1,520,797
# *	Soltec Power Holdings SA	58,317	96,676
# * Ω	Talgo SA	548,128	2,212,107
*	Tecnicas Reunidas SA	197,950	2,795,147
#	Tubacex SA	626,827	2,216,626
*	Tubos Reunidos SA	34,204	19,989
Ω	Unicaja Banco SA	3,741,336	5,323,564
	Vidrala SA	129,642	13,274,743

The Continental Small Company Series
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Viscofan SA	259,277	$16,408,250
	Vocento SA	339,280	257,936
TOTAL SPAIN			330,313,012
SWEDEN — (7.0%)
Ω	AcadeMedia AB	491,095	3,023,308
	AddLife AB, Class B	510,764	6,961,727
	Addnode Group AB	590,409	6,269,678
	AFRY AB	442,049	7,036,273
Ω	Alimak Group AB	375,399	3,930,345
	Alleima AB	573,063	4,751,295
	Alligo AB, Class B	157,419	2,013,461
Ω	Ambea AB	367,624	3,081,948
*	Annehem Fastigheter AB, Class B	214,348	318,717
	AQ Group AB	100,937	1,442,737
	Arise AB	21,470	73,129
	Arjo AB, Class B	1,088,701	3,900,399
	Atrium Ljungberg AB, Class B	24,953	441,307
Ω	Attendo AB	543,919	2,513,285
	Beijer Alma AB	296,567	4,714,596
	Bergman & Beving AB	200,531	5,822,086
	Betsson AB, Class B	720,399	9,834,272
# *	Better Collective AS	172,614	1,677,509
*	BHG Group AB	716,305	1,736,700
	Bilia AB, Class A	517,088	6,062,183
	Billerud Aktiebolag	62,203	638,649
	BioGaia AB, Class B	40,500	442,931
*	BioInvent International AB	59,104	152,723
	Bjorn Borg AB	13,009	66,357
*	Bonava AB, Class B	1,469,466	1,201,641
* Ω	Boozt AB	32,456	382,048
Ω	Bravida Holding AB	938,798	7,491,686
	Bufab AB	214,776	9,024,890
	Bulten AB	93,583	658,780
	Bure Equity AB	250,636	9,118,373
	Byggmax Group AB	317,424	1,415,311
	Catella AB	94,080	229,513
	Catena AB	106,438	4,636,578
*	Cavotec SA	79,682	139,378
	Cellavision AB	66,715	1,355,845
#	Cibus Nordic Real Estate AB publ	195,849	3,175,782
# *	Cint Group AB	274,740	211,808
		Shares	Value»
SWEDEN — (Continued)
	Clas Ohlson AB, Class B	260,229	$5,554,333
	Cloetta AB, Class B	1,097,107	2,798,532
Ω	Coor Service Management Holding AB	555,439	1,584,954
#	Corem Property Group AB (COREB SS), Class B	3,815,485	2,023,202
	CTT Systems AB	10,788	275,719
	Dios Fastigheter AB	677,638	4,677,004
Ω	Dometic Group AB	466,983	2,364,814
* Ω	Dustin Group AB	1,327,257	458,908
*	Dynavox Group AB	9,997	67,442
	Eastnine AB	505,684	2,240,110
#	Elanders AB, Class B	74,315	562,865
	Electrolux Professional AB, Class B	708,361	4,895,666
	Elekta AB, Class B	1,021,505	6,053,751
* Ω	Eltel AB	172,532	100,762
*	Enea AB	81,585	718,767
	Engcon AB	54,796	513,079
	Eolus Vind AB, Class B	46,496	223,225
	Ependion AB	100,183	1,106,510
	Ework Group AB	46,094	632,034
	Fagerhult Group AB	323,685	1,574,232
	Fasadgruppen Group AB	10,832	42,016
*	Fastighets AB Trianon	20,413	39,938
*	Fastighetsbolaget Emilshus AB, Class B	22,290	90,926
	FastPartner AB (FPARA SS), Class A	88,242	496,122
	FastPartner AB (FPARD SS), Class D	35	225
	Fenix Outdoor International AG	21,565	1,317,778
	G5 Entertainment AB	21,397	250,376
	Granges AB	805,309	9,767,973
	Hanza AB	140,095	1,019,891
	Heba Fastighets AB, Class B	339,492	984,179

The Continental Small Company Series
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	Hexatronic Group AB	335,371	$1,094,839
	HMS Networks AB	54,148	2,504,255
* Ω	Hoist Finance AB	288,342	2,426,798
	Hufvudstaden AB, Class A	4,060	45,199
*	Humana AB	195,613	636,774
	Instalco AB	1,024,156	2,916,290
# *	International Petroleum Corp. (IPCO SS)	490,913	6,457,195
	INVISIO AB	58,370	1,738,172
	Inwido AB	452,300	8,313,007
	ITAB Shop Concept AB	34,700	67,359
	JM AB	366,939	5,448,788
*	Karnov Group AB	114,792	923,072
# *	K-fast Holding AB	32,288	46,567
*	Klarabo Sverige AB, Class B	22,416	33,036
#	KNOW IT AB	147,348	1,836,081
	Lime Technologies AB	27,059	851,533
	Lindab International AB	571,527	10,206,574
	Loomis AB	376,701	11,989,738
*	Maha Energy AB	148,058	84,029
*	Medcap AB	22,514	815,674
	Medicover AB, Class B	24,301	448,878
	MEKO AB	213,533	2,550,423
	MIPS AB	1,310	63,861
*	Modern Times Group MTG AB, Class B	437,155	4,059,221
	Momentum Group AB	184,563	2,914,261
	NCAB Group AB	469,379	2,821,802
	NCC AB, Class B	501,760	8,092,661
#	Nederman Holding AB	50,101	974,260
*	Net Insight AB, Class B	1,760,702	1,130,839
#	New Wave Group AB, Class B	644,123	6,138,055
	Nilorngruppen AB, Class B	5,532	34,954
*	Nivika Fastigheter AB, Class B	10,217	36,205
*	Nobia AB	2,720,768	996,608
	Nolato AB, Class B	1,528,597	7,954,301
	Nordic Waterproofing Holding AB	83,900	1,321,654
*	Norion Bank AB	341,331	1,030,376
		Shares	Value»
SWEDEN — (Continued)
*	Norva24 Group AB	17,804	$39,798
# *	Note AB	90,967	1,340,934
#	NP3 Fastigheter AB	157,465	3,743,600
	Nyfosa AB	1,075,013	11,029,739
	OEM International AB, Class B	352,163	3,936,533
# *	Orron Energy AB	1,070,270	644,763
*	Ovzon AB	568	969
	Peab AB, Class B	839,394	6,020,742
	Platzer Fastigheter Holding AB, Class B	320,761	2,469,829
	Prevas AB, Class B	15,620	146,664
*	Pricer AB, Class B	774,633	780,965
	Proact IT Group AB	206,921	2,231,550
	Ratos AB, Class B	1,178,695	3,694,753
	RaySearch Laboratories AB	158,279	3,361,411
	Rejlers AB	948	12,677
	Rottneros AB	672,020	574,867
	Rvrc Holding AB	115,865	516,589
	Scandi Standard AB	360,822	2,727,828
Ω	Scandic Hotels Group AB	937,776	6,524,448
*	Sdiptech AB, Class B	101,271	2,073,420
*	Sedana Medical AB	35,048	57,811
*	Sensys Gatso Group AB	43,904	250,342
* Ω	Sinch AB	2,650,413	5,609,022
*	Sivers Semiconductors AB	68,258	20,402
	SkiStar AB	306,162	4,624,195
	Solid Forsakring AB	89,141	684,138
*	Stendorren Fastigheter AB	6,293	123,466
*	Stillfront Group AB	1,732,265	1,043,058
	Storskogen Group AB, Class B	4,769,441	5,142,221
	Synsam AB	89,487	398,269
	Systemair AB	419,312	3,198,244
*	TF Bank AB	5,604	187,018
	Troax Group AB	247,060	5,189,626
	Truecaller AB, Class B	621,985	3,698,156
	VBG Group AB, Class B	66,409	1,977,966
*	Vestum AB	62,611	61,736

The Continental Small Company Series
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Vitec Software Group AB, Class B	92,305	$4,865,717
	Vitrolife AB	5,790	116,146
	Volati AB	11,330	108,639
	XANO Industri AB, Class B	5,023	24,642
TOTAL SWEDEN			356,638,813
SWITZERLAND — (18.4%)
	Accelleron Industries AG (ACLN SW)	330,405	16,512,039
#	Adecco Group AG	576,916	13,733,881
	Allreal Holding AG	111,179	20,815,160
	ALSO Holding AG	41,828	11,556,726
*	Aluflexpack AG	4,910	84,558
*	ams-OSRAM AG	428,104	3,177,390
	APG SGA SA	8,077	1,840,881
*	Arbonia AG	293,784	3,995,104
*	Aryzta AG	4,928,090	9,744,534
	Ascom Holding AG	211,803	800,553
	Autoneum Holding AG	22,592	3,159,444
	Avolta AG	431,730	19,514,465
#	Baloise Holding AG	126,884	23,152,630
	Banque Cantonale de Geneve	10,177	2,947,772
	Banque Cantonale du Jura SA	3,848	250,870
	Banque Cantonale Vaudoise	114,323	11,536,921
#	Barry Callebaut AG	3,065	3,369,273
	Belimo Holding AG	56,966	41,570,284
	Bell Food Group AG	13,833	4,039,500
	Bellevue Group AG	40,392	597,154
	Berner Kantonalbank AG	31,526	8,524,949
	BKW AG	107,408	18,324,773
	Bossard Holding AG, Class A	39,872	8,876,187
	Bucher Industries AG	45,420	18,264,834
	Burckhardt Compression Holding AG	14,686	11,095,885
	Burkhalter Holding AG	27,531	2,977,300
	Bystronic AG	8,214	2,952,581
#	Calida Holding AG	2,276	56,304
		Shares	Value»
SWITZERLAND — (Continued)
	Carlo Gavazzi Holding AG	3,383	$708,107
	Cembra Money Bank AG	163,020	16,063,021
# *	Cicor Technologies Ltd.	14,675	1,090,516
	Cie Financiere Tradition SA	10,201	2,167,237
#	Clariant AG	1,057,158	11,899,417
	Coltene Holding AG	18,021	1,102,408
	COSMO Pharmaceuticals NV	19,438	1,402,632
	CPH Group AG	229	20,034
	Daetwyler Holding AG	27,814	4,228,995
	DKSH Holding AG	194,420	15,267,735
# *	DocMorris AG	15,391	331,957
	dormakaba Holding AG	19,475	13,984,215
	EFG International AG	601,930	9,417,081
	Emmi AG	14,246	12,403,946
#	Feintool International Holding AG	39,987	633,833
	Flughafen Zurich AG	115,242	27,743,780
	Forbo Holding AG	6,528	6,251,095
	Fundamenta Real Estate AG	3,191	59,162
Ω	Galenica AG	267,371	23,827,180
*	GAM Holding AG	682,619	73,301
	Georg Fischer AG	487,187	38,368,894
#	Gurit Holding AG, Class BR	20,976	426,514
	Helvetia Holding AG	217,759	37,997,898
	Hiag Immobilien Holding AG	29,221	2,816,941
	Huber & Suhner AG	103,518	8,591,689
	Hypothekarbank Lenzburg AG	6	26,961
	Implenia AG	89,235	3,405,240
# *	Ina Invest AG	34,544	797,583
	Inficon Holding AG	12,612	16,256,777
	Interroll Holding AG	4,370	10,248,710
	Intershop Holding AG	53,477	8,012,941
	Investis Holding SA	7,183	883,432
	Jungfraubahn Holding AG	20,143	4,013,717

The Continental Small Company Series
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Kardex Holding AG	45,077	$13,937,054
#	Komax Holding AG	17,498	2,585,883
# *	Kudelski SA	217,692	305,480
	Landis & Gyr Group AG	89,993	6,151,299
	LEM Holding SA	3,234	3,066,052
	Liechtensteinische Landesbank AG	65,937	5,301,457
	Luzerner Kantonalbank AG	113,127	8,477,325
Ω	Medacta Group SA	16,951	2,165,513
Ω	Medmix AG	141,377	1,906,922
#	Meier Tobler Group AG	45,826	1,394,897
	Metall Zug AG, Class B	1,155	1,332,853
	Mikron Holding AG	13,436	237,885
#	Mobilezone Holding AG	295,791	3,703,957
	Mobimo Holding AG	61,314	20,365,027
* Ω	Montana Aerospace AG	23,312	415,717
	Naturenergie Holding AG	83,915	3,160,307
	Novavest Real Estate AG	1,614	61,319
	OC Oerlikon Corp. AG Pfaffikon	1,002,940	4,023,444
*	Orascom Development Holding AG	93,520	571,113
#	Orell Fuessli AG	5,028	427,314
#	Orior AG	30,578	1,321,414
	Phoenix Mecano AG	4,228	1,936,408
	Plazza AG, Class A	7,288	2,774,455
* Ω	PolyPeptide Group AG	11,760	329,611
	PSP Swiss Property AG	295,844	43,702,670
	Rieter Holding AG	15,377	1,488,621
	Romande Energie Holding SA	68,578	3,526,202
	Schweiter Technologies AG	5,609	2,802,764
# *	Schweizerische Nationalbank	23	91,180
	SFS Group AG	111,469	14,005,574
	Siegfried Holding AG	30,178	33,896,004
		Shares	Value»
SWITZERLAND — (Continued)
	SIG Group AG	858,965	$18,732,716
	SKAN Group AG	17,108	1,477,621
	Softwareone Holding AG	163,888	1,069,113
	St. Galler Kantonalbank AG	16,848	8,336,634
	Stadler Rail AG	182,616	4,057,313
#	StarragTornos Group AG	2,819	120,716
	Sulzer AG	128,906	20,925,139
	Swiss Prime Site AG	164,492	18,778,671
	Swissquote Group Holding SA	72,853	31,626,734
	Tecan Group AG	1,244	319,355
	Temenos AG	282,685	24,038,590
	Thurgauer Kantonalbank	3,152	455,350
	TX Group AG	18,706	3,830,023
#	u-blox Holding AG	39,455	2,935,066
	Valiant Holding AG	97,848	11,602,714
	Vaudoise Assurances Holding SA	6,782	3,765,844
	Vetropack Holding AG	70,586	1,968,588
	Vontobel Holding AG	191,371	14,141,057
	VP Bank AG, Class A	19,612	1,747,748
	VZ Holding AG	81,195	13,976,789
*	V-ZUG Holding AG	11,325	580,335
	Walliser Kantonalbank	19,673	2,450,552
#	Warteck Invest AG	117	247,515
	Ypsomed Holding AG	21,002	8,252,889
	Zehnder Group AG	78,422	4,333,968
	Zug Estates Holding AG, Class B	1,242	2,862,837
	Zuger Kantonalbank	711	6,736,965
TOTAL SWITZERLAND			938,831,464
UNITED STATES — (0.0%)
*	ADTRAN Holdings, Inc.	73,065	776,926
TOTAL COMMON STOCKS			4,874,730,507

The Continental Small Company Series
CONTINUED
		Shares	Value»
PREFERRED STOCKS — (0.7%)
GERMANY — (0.7%)
	Draegerwerk AG & Co. KGaA, 3.203%	49,037	$2,887,488
	Einhell Germany AG, 1.549%	870	57,194
	FUCHS SE, 2.538%	429,561	19,524,837
	Jungheinrich AG, 3.012%	296,718	7,668,742
	Sixt SE, 6.667%	101,874	6,250,273
	STO SE & Co. KGaA, 4.456%	15,334	1,819,621
	Villeroy & Boch AG, 6.885%	41,086	649,215
TOTAL GERMANY			38,857,370
RIGHTS/WARRANTS — (0.0%)
BELGIUM — (0.0%)
*	Gimv NV Rights 02/06/2025	129,262	118,005
ITALY — (0.0%)
# *	Webuild SpA Warrants 08/02/2030	116,038	0
NORWAY — (0.0%)
*	XXL ASA Rights 03/14/2025	59,997	14,842
TOTAL RIGHTS/WARRANTS			132,847
TOTAL INVESTMENT SECURITIES (Cost $3,782,770,541)			4,913,720,724

		Shares	Value†
SECURITIES LENDING COLLATERAL — (3.9%)
@ §	The DFA Short Term Investment Fund	17,130,425	$198,164,754
TOTAL INVESTMENTS — (100.0%)
(Cost $3,980,910,396)^^			$5,111,885,478

ADR	American Depositary Receipt

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
Ω
Rule 144A, Section 4(2), or other security that is
restricted as to resale to institutional investors. This
security has been deemed liquid based upon the
Fund’s Liquidity Guidelines. The liquidity
determination is unaudited.

††	Security valued using significant unobservable inputs (Level 3).
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
As of January 31, 2025, the value of Rule 144A securities amounted to $331,537,277 or 6.4% of net assets.
Summary of the Series' investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Austria	—	$159,451,065	—	$159,451,065
Belgium	$479,378	176,426,127	—	176,905,505
Denmark	—	338,277,788	—	338,277,788
Finland	—	303,866,042	—	303,866,042
France	—	578,277,168	—	578,277,168
Germany	7,959,448	646,775,782	—	654,735,230

The Continental Small Company Series
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Ireland	—	$33,091,351	—	$33,091,351
Israel	$1,347,606	122,660,190	—	124,007,796
Italy	—	499,794,897	—	499,794,897
Netherlands	—	233,946,415	—	233,946,415
Norway	144,106	89,883,450	$51,389	90,078,945
Portugal	—	55,738,090	—	55,738,090
Spain	—	330,313,012	—	330,313,012
Sweden	—	356,638,813	—	356,638,813
Switzerland	—	938,831,464	—	938,831,464
United States	—	776,926	—	776,926
Preferred Stocks
Germany	—	38,857,370	—	38,857,370
Rights/Warrants
Belgium	—	118,005	—	118,005
Norway	—	14,842	—	14,842
Securities Lending Collateral	—	198,164,754	—	198,164,754
Total Investments in Securities	$9,930,538	$5,101,903,551	$51,389˂˃	$5,111,885,478

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The Emerging Markets Series
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.5%)
BRAZIL — (3.0%)
	Ambev SA (ABEV US), ADR	1,643,290	$3,040,087
*	Ambipar Participacoes e Empreendimentos SA	23,163	521,361
	B3 SA - Brasil Bolsa Balcao	2,119,671	4,058,678
	Banco Bradesco SA (BBDC3 BZ)	293,106	552,704
	Banco BTG Pactual SA	438,739	2,445,176
	Banco do Brasil SA	881,709	4,176,163
	Banco Santander Brasil SA	307,943	1,367,921
	BB Seguridade Participacoes SA	478,826	3,157,734
	BRF SA	427,700	1,602,032
	Caixa Seguridade Participacoes SA	237,795	597,331
	CCR SA	824,887	1,585,113
	Centrais Eletricas Brasileiras SA	716,277	4,423,377
#	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBS US), ADR	88,336	1,429,276
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBSP3 BZ)	223,400	3,615,119
	Cia Energetica de Minas Gerais (CMIG3 BZ)	330,104	850,107
	Cia Paranaense de Energia - Copel	693,897	1,029,438
#	Cia Paranaense de Energia - Copel, Sponsored ADR	17,400	115,884
	Cia Paranaense de Energia - Copel, ADR	4,349	25,572
	Cosan SA	249,586	330,558
	CPFL Energia SA	173,333	1,019,702
*	Embraer SA (EMBR3 BZ)	148,600	1,518,026
*	Embraer SA (ERJ US), Sponsored ADR	92,800	3,802,016
		Shares	Value»
BRAZIL — (Continued)
	Energisa SA	352,621	$2,393,023
*	Eneva SA	594,511	1,200,406
	Engie Brasil Energia SA	199,976	1,259,249
	Equatorial Energia SA	869,975	4,488,282
	Gerdau SA, Sponsored ADR	468,397	1,363,035
* Ω	Hapvida Participacoes e Investimentos SA	4,253,609	1,761,404
	JBS SA	677,575	4,109,010
	Klabin SA	1,226,096	4,707,967
	Localiza Rent a Car SA	339,528	1,793,487
	Natura & Co. Holding SA	754,262	1,628,800
	Neoenergia SA	217,042	696,356
	Petroleo Brasileiro SA (PBR US), Sponsored ADR	142,561	2,025,792
	Petroleo Brasileiro SA (PBRA US), Sponsored ADR	333,500	4,302,150
	Petroleo Brasileiro SA (PETR3 BZ)	2,899,815	20,666,711
	Porto Seguro SA	177,474	1,214,429
	PRIO SA	792,221	5,556,616
	Raia Drogasil SA	1,029,309	3,714,569
Ω	Rede D'Or Sao Luiz SA	202,956	970,666
	Rumo SA	646,706	2,036,155
	Suzano SA (SUZB3 BZ)	713,705	7,616,940
	Telefonica Brasil SA (VIVT3 BZ)	251,434	2,231,651
	TIM SA	705,539	1,884,560
	TOTVS SA	323,491	1,885,354
	Ultrapar Participacoes SA (UGPA3 BZ)	700,753	1,983,292
	Vale SA (VALE US), Sponsored ADR	537,780	4,995,981
	Vale SA (VALE3 BZ)	2,224,528	20,619,717
	Vibra Energia SA	1,097,887	3,167,388
	WEG SA	644,311	6,068,202
TOTAL BRAZIL			157,604,567

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHILE — (0.4%)
	Banco de Chile (BCH US), ADR	127,028	$3,142,680
	Banco de Credito e Inversiones SA	57,235	1,748,703
	Banco Santander Chile (BSAC US), ADR	77,553	1,582,857
	Banco Santander Chile (BSAN CI)	814,687	42,029
	Cencosud SA	1,248,011	3,179,705
	Cencosud Shopping SA	386,028	645,623
	Cia Sud Americana de Vapores SA	13,478,722	751,391
	Colbun SA	1,308,462	176,095
	Embotelladora Andina SA, ADR, Class B	5,680	110,760
	Empresas CMPC SA	726,938	1,240,302
	Empresas Copec SA	228,131	1,524,297
	Enel Americas SA (ENELAM CI)	6,119,171	550,527
	Enel Chile SA (ENELCHIL CI)	19,740,466	1,172,328
	Falabella SA	361,142	1,367,705
	Latam Airlines Group SA	70,535,429	1,067,582
	Latam Airlines Group SA, ADR	1,298	39,511
	Plaza SA	277,577	497,194
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	76,079	3,008,164
TOTAL CHILE			21,847,453
CHINA — (25.0%)
	360 Security Technology, Inc., Class A	89,600	136,649
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	140,663	289,815
	Accelink Technologies Co. Ltd., Class A	36,900	246,370
*	ADAMA Ltd., Class A	40,900	31,938
*	Addsino Co. Ltd., Class A	68,000	64,455
		Shares	Value»
CHINA — (Continued)
	Advanced Fiber Resources Zhuhai Ltd., Class A	3,800	$24,781
	Advanced Micro-Fabrication Equipment, Inc. China, Class A	3,354	83,637
	Advanced Technology & Materials Co. Ltd., Class A	33,000	52,507
	AECC Aero-Engine Control Co. Ltd., Class A	74,457	201,830
	AECC Aviation Power Co. Ltd., Class A	79,700	411,301
	Aerospace Intelligent Manufacturing Technology Co. Ltd., Class A	54,800	128,003
	Agricultural Bank of China Ltd., Class H	13,429,000	7,396,198
	Aier Eye Hospital Group Co. Ltd., Class A	210,881	359,684
# *	Air China Ltd., Class H	1,822,000	1,118,720
	Aisino Corp., Class A	136,900	161,139
* Ω	Akeso, Inc.	35,000	273,914
	Alibaba Group Holding Ltd. (9988 HK)	4,444,802	54,522,057
	Alibaba Group Holding Ltd. (BABA US), Sponsored ADR	479,383	47,382,216
# *	Alibaba Health Information Technology Ltd.	650,000	303,522
	All Winner Technology Co. Ltd., Class A	9,000	58,832
	Aluminum Corp. of China Ltd., Class H	5,666,000	3,646,973
*	Amlogic Shanghai Co. Ltd., Class A	18,181	211,495
	An Hui Wenergy Co. Ltd., Class A	135,218	134,111
	Andon Health Co. Ltd., Class A	20,600	112,721

The Emerging Markets Series
CONTINUED
	Shares	Value»
CHINA — (Continued)
Angel Yeast Co. Ltd., Class A	49,800	$237,931
Anhui Anke Biotechnology Group Co. Ltd., Class A	119,100	134,709
Anhui Conch Cement Co. Ltd., Class H	1,074,000	2,895,386
Anhui Guangxin Agrochemical Co. Ltd., Class A	30,200	48,783
Anhui Gujing Distillery Co. Ltd., Class A	22,616	519,929
Anhui Heli Co. Ltd., Class A	64,900	159,020
Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	54,300	67,572
Anhui Honglu Steel Construction Group Co. Ltd., Class A	38,100	87,317
Anhui Jianghuai Automobile Group Corp. Ltd., Class A	92,100	519,621
Anhui Jiangnan Chemical Industry Co. Ltd., Class A	183,900	147,017
Anhui Jinhe Industrial Co. Ltd., Class A	35,300	117,671
Anhui Kouzi Distillery Co. Ltd., Class A	46,700	231,385
Anhui Xinhua Media Co. Ltd., Class A	65,500	61,389
Anhui Yingjia Distillery Co. Ltd., Class A	38,000	293,584
Anhui Zhongding Sealing Parts Co. Ltd., Class A	123,900	240,715
Anji Microelectronics Technology Shanghai Co. Ltd., Class A	5,965	120,612
Anjoy Foods Group Co. Ltd., Class A	13,800	143,890
Anker Innovations Technology Co. Ltd., Class A	24,180	363,181
		Shares	Value»
CHINA — (Continued)
	ANTA Sports Products Ltd.	1,245,400	$13,250,102
	Apeloa Pharmaceutical Co. Ltd., Class A	76,500	160,095
	APT Medical, Inc., Class A	5,641	294,526
	Arcsoft Corp. Ltd., Class A	11,355	77,294
	Arctech Solar Holding Co. Ltd., Class A	11,902	97,971
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	39,774	112,496
*	ASR Microelectronics Co. Ltd., Class A	16,813	161,553
	Asymchem Laboratories Tianjin Co. Ltd., Class A	12,970	133,570
	Autel Intelligent Technology Corp. Ltd., Class A	22,653	122,088
	Autobio Diagnostics Co. Ltd., Class A	28,600	158,295
	Avary Holding Shenzhen Co. Ltd., Class A	119,276	668,242
	AVIC Industry-Finance Holdings Co. Ltd., Class A	230,500	108,858
	Avicopter PLC, Class A	32,004	159,453
*	Baidu, Inc. (9888 HK), Class A	1,386,750	15,679,261
# *	Baidu, Inc. (BIDU US), Sponsored ADR	2,292	207,655
	Baiyin Nonferrous Group Co. Ltd., Class A	343,500	132,660
	Bank of Beijing Co. Ltd., Class A	880,308	726,931
	Bank of Changsha Co. Ltd., Class A	328,284	417,961
	Bank of Chengdu Co. Ltd., Class A	338,750	803,417
	Bank of China Ltd., Class H	34,674,181	17,937,916

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Bank of Communications Co. Ltd., Class H	5,479,515	$4,432,717
	Bank of Guiyang Co. Ltd., Class A	223,523	182,196
	Bank of Hangzhou Co. Ltd., Class A	356,304	725,755
	Bank of Jiangsu Co. Ltd., Class A	1,156,770	1,584,205
	Bank of Nanjing Co. Ltd., Class A	454,780	669,800
	Bank of Ningbo Co. Ltd., Class A	283,042	1,031,095
	Bank of Shanghai Co. Ltd., Class A	573,383	735,050
	Bank of Suzhou Co. Ltd., Class A	341,360	373,439
	Bank of Xi'an Co. Ltd., Class A	147,800	71,627
*	Baoding Tianwei Baobian Electric Co. Ltd., Class A	30,500	31,168
	Baoji Titanium Industry Co. Ltd., Class A	29,300	117,746
	Baoshan Iron & Steel Co. Ltd., Class A	821,000	793,020
	Baowu Magnesium Technology Co. Ltd., Class A	84,280	131,813
	Beibuwan Port Co. Ltd., Class A	96,100	113,843
*	BeiGene Ltd. (6160 HK)	184,600	3,205,455
*	BeiGene Ltd. (BGNE US), ADR	574	129,144
*	Beijing Aosaikang Pharmaceutical Co. Ltd., Class A	11,400	21,721
	Beijing Balance Medical Technology Co. Ltd., Class A	1,400	19,890
	Beijing BDStar Navigation Co. Ltd., Class A	26,700	91,040
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	818,160	355,371
*	Beijing Compass Technology Development Co. Ltd., Class A	20,100	249,229
		Shares	Value»
CHINA — (Continued)
	Beijing Dabeinong Technology Group Co. Ltd., Class A	105,861	$60,034
	Beijing Dahao Technology Corp. Ltd., Class A	35,400	74,265
	Beijing Easpring Material Technology Co. Ltd., Class A	24,200	123,505
	Beijing eGOVA Co. Ltd., Class A	21,300	43,921
*	Beijing E-Hualu Information Technology Co. Ltd., Class A	20,700	59,191
	Beijing Enlight Media Co. Ltd., Class A	107,306	141,192
	Beijing Gehua CATV Network Co. Ltd., Class A	37,300	36,846
	Beijing Haohua Energy Resource Co. Ltd., Class A	118,200	128,858
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	4,736	82,593
*	Beijing Jetsen Technology Co. Ltd., Class A	173,800	146,906
	Beijing Kingsoft Office Software, Inc., Class A	7,538	329,321
	Beijing New Building Materials PLC, Class A	107,603	464,887
	Beijing Originwater Technology Co. Ltd., Class A	341,249	217,579
	Beijing Roborock Technology Co. Ltd., Class A	6,318	200,126
	Beijing Shiji Information Technology Co. Ltd., Class A	49,928	45,247
	Beijing Shougang Co. Ltd., Class A	373,100	155,506
*	Beijing Shunxin Agriculture Co. Ltd., Class A	33,400	79,461

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beijing Sifang Automation Co. Ltd., Class A	46,600	$104,782
	Beijing Sinnet Technology Co. Ltd., Class A	91,088	174,826
	Beijing Tiantan Biological Products Corp. Ltd., Class A	59,363	170,861
	Beijing Tong Ren Tang Co. Ltd., Class A	56,300	287,135
	Beijing Ultrapower Software Co. Ltd., Class A	122,700	212,312
	Beijing United Information Technology Co. Ltd., Class A	55,486	199,018
	Beijing Wandong Medical Technology Co. Ltd., Class A	13,600	27,062
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	9,280	87,117
	Beijing Yanjing Brewery Co. Ltd., Class A	184,800	289,092
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	53,900	78,418
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	1,823,600	1,437,185
*	Beiqi Foton Motor Co. Ltd., Class A	456,800	147,656
*	Bengang Steel Plates Co. Ltd., Class A	44,500	20,425
	Bethel Automotive Safety Systems Co. Ltd., Class A	34,840	219,939
	Betta Pharmaceuticals Co. Ltd., Class A	11,706	91,758
	BGI Genomics Co. Ltd., Class A	17,300	92,905
	Biem.L.Fdlkk Garment Co. Ltd., Class A	18,000	47,297
		Shares	Value»
CHINA — (Continued)
*	Bilibili, Inc., Class Z	16,000	$268,330
	Bloomage Biotechnology Corp. Ltd. (688363 C1), Class A	9,770	65,330
	Bloomage Biotechnology Corp. Ltd. (688363 CH), Class A	6,559	43,859
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	93,700	117,617
	Bluestar Adisseo Co., Class A	64,100	103,748
Ω	BOC Aviation Ltd.	4,700	35,429
	BOC International China Co. Ltd., Class A	114,700	165,237
	BOE Technology Group Co. Ltd., Class A	2,396,852	1,475,034
*	Bohai Leasing Co. Ltd., Class A	526,300	259,086
	Bright Dairy & Food Co. Ltd., Class A	98,800	111,184
	BrightGene Bio-Medical Technology Co. Ltd., Class A	14,978	64,087
	BTG Hotels Group Co. Ltd., Class A	55,500	102,359
	BYD Co. Ltd., Class H	533,886	18,760,934
	BYD Electronic International Co. Ltd.	983,000	5,367,570
	By-health Co. Ltd., Class A	53,393	82,946
	Caitong Securities Co. Ltd., Class A	214,590	226,221
	Camel Group Co. Ltd., Class A	71,100	80,557
	Canmax Technologies Co. Ltd., Class A	40,470	121,862
	Castech, Inc., Class A	21,000	96,356
	Cathay Biotech, Inc., Class A	16,902	103,068
	CCCC Design & Consulting Group Co. Ltd., Class A	107,500	126,373

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	CECEP Solar Energy Co. Ltd., Class A	221,400	$134,795
	CECEP Wind-Power Corp., Class A	536,160	222,645
	Central China Land Media Co. Ltd., Class A	65,400	102,114
*	CETC Chips Technology, Inc., Class A	38,100	65,992
	CETC Cyberspace Security Technology Co. Ltd., Class A	33,500	73,734
	CETC Digital Technology Co. Ltd., Class A	27,800	87,043
	CETC Potevio Science&Technology Co. Ltd., Class A	25,300	68,630
Ω	CGN Power Co. Ltd., Class H	5,876,000	1,901,708
	Changchun High-Tech Industry Group Co. Ltd., Class A	22,100	284,102
	Changjiang Publishing & Media Co. Ltd., Class A	66,200	82,557
	Changjiang Securities Co. Ltd., Class A	255,570	224,962
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	11,100	201,616
	Chaozhou Three-Circle Group Co. Ltd., Class A	74,505	389,335
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	9,300	16,990
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	46,500	123,762
	Chengdu Wintrue Holding Co. Ltd., Class A	71,600	77,849
		Shares	Value»
CHINA — (Continued)
	Chengdu Xingrong Environment Co. Ltd., Class A	160,200	$161,532
	Chengxin Lithium Group Co. Ltd., Class A	37,429	65,867
	Chengzhi Co. Ltd., Class A	31,800	32,449
	Chifeng Jilong Gold Mining Co. Ltd., Class A	116,900	292,304
	China Automotive Engineering Research Institute Co. Ltd., Class A	72,700	169,212
	China Baoan Group Co. Ltd., Class A	144,734	165,904
	China CAMC Engineering Co. Ltd., Class A	67,200	71,679
	China CITIC Bank Corp. Ltd., Class H	7,333,928	5,238,400
#	China Coal Energy Co. Ltd., Class H	3,285,777	3,776,786
	China Coal Xinji Energy Co. Ltd., Class A	187,000	182,909
††	China Common Rich Renewable Energy Investments Ltd.	5,416,000	0
	China Construction Bank Corp., Class H	46,384,590	37,743,843
	China CSSC Holdings Ltd., Class A	82,717	383,132
# *	China Eastern Airlines Corp. Ltd., Class H	1,724,000	554,232
	China Energy Engineering Corp. Ltd. (601868 C1), Class A	2,502,824	777,138
	China Everbright Bank Co. Ltd., Class H	1,954,000	763,924
	China Film Co. Ltd., Class A	54,000	86,347
*	China First Heavy Industries Co. Ltd., Class A	235,100	85,265

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Galaxy Securities Co. Ltd., Class H	3,972,500	$3,618,695
	China Great Wall Securities Co. Ltd., Class A	105,400	112,764
*	China Greatwall Technology Group Co. Ltd., Class A	70,800	127,230
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	73,800	85,727
	China Hainan Rubber Industry Group Co. Ltd., Class A	147,500	105,407
	China Hongqiao Group Ltd.	3,314,000	5,571,231
Ω	China International Capital Corp. Ltd., Class H	1,285,600	2,140,172
	China Jushi Co. Ltd., Class A	302,698	472,588
	China Kings Resources Group Co. Ltd., Class A	34,300	119,969
	China Life Insurance Co. Ltd., Class H	3,160,000	5,866,201
	China Longyuan Power Group Corp. Ltd., Class H	2,911,000	2,146,332
	China Meheco Group Co. Ltd., Class A	121,131	176,857
	China Mengniu Dairy Co. Ltd.	2,787,000	5,586,810
	China Merchants Bank Co. Ltd., Class H	3,045,554	16,750,795
	China Merchants Energy Shipping Co. Ltd., Class A	794,540	759,396
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	148,021	261,929
	China Merchants Port Holdings Co. Ltd.	51,950	88,340
		Shares	Value»
CHINA — (Continued)
	China Merchants Property Operation & Service Co. Ltd., Class A	65,100	$88,025
Ω	China Merchants Securities Co. Ltd., Class H	390,260	718,010
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	268,873	363,281
	China Minsheng Banking Corp. Ltd., Class H	4,491,100	2,142,642
	China National Accord Medicines Corp. Ltd., Class A	38,600	136,797
	China National Chemical Engineering Co. Ltd., Class A	304,900	313,466
	China National Gold Group Gold Jewellery Co. Ltd., Class A	113,400	133,502
	China National Medicines Corp. Ltd., Class A	48,400	215,416
	China National Nuclear Power Co. Ltd., Class A	1,023,390	1,376,801
*	China National Software & Service Co. Ltd., Class A	15,200	91,029
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	65,200	44,707
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	133,500	387,224
	China Oilfield Services Ltd., Class H	1,770,000	1,584,406
	China Overseas Land & Investment Ltd.	3,049,000	4,859,541

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Pacific Insurance Group Co. Ltd., Class H	2,081,400	$6,200,038
	China Petroleum & Chemical Corp., Class H	16,594,800	9,075,787
	China Petroleum Engineering Corp., Class A	172,500	82,044
	China Publishing & Media Co. Ltd., Class A	92,100	88,541
	China Railway Group Ltd., Class H	2,964,000	1,435,423
	China Railway Hi-tech Industry Co. Ltd., Class A	166,300	179,502
	China Railway Materials Co. Ltd., Class A	245,800	85,983
Ω	China Railway Signal & Communication Corp. Ltd., Class H	1,384,000	559,531
	China Rare Earth Resources & Technology Co. Ltd., Class A	18,391	70,024
	China Resources Beer Holdings Co. Ltd.	1,675,611	5,080,032
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	32,400	129,612
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	81,300	217,179
	China Resources Gas Group Ltd.	1,016,100	3,454,066
	China Resources Land Ltd.	3,023,666	9,204,031
	China Resources Microelectronics Ltd., Class A	24,862	156,552
Ω	China Resources Mixc Lifestyle Services Ltd.	483,800	1,831,917
	China Resources Power Holdings Co. Ltd.	1,792,517	3,986,636
		Shares	Value»
CHINA — (Continued)
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	57,665	$351,949
	China Science Publishing & Media Ltd., Class A	20,500	56,368
	China Shenhua Energy Co. Ltd., Class H	2,542,000	10,250,609
	China South Publishing & Media Group Co. Ltd., Class A	141,000	268,117
*	China Southern Airlines Co. Ltd., Class H	2,084,000	994,168
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. (003035 C2), Class A	107,900	61,565
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. (003035 CH), Class A	58,400	33,321
	China Southern Power Grid Technology Co. Ltd., Class A	10,287	42,618
	China State Construction Engineering Corp. Ltd., Class A	1,756,100	1,367,608
	China State Construction International Holdings Ltd.	140,000	205,495
	China Tianying, Inc., Class A	160,000	100,492
# Ω	China Tourism Group Duty Free Corp. Ltd. (1880 HK), Class H	31,000	186,983

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Tourism Group Duty Free Corp. Ltd. (601888 C1), Class A	27,600	$232,171
Ω	China Tower Corp. Ltd., Class H	53,020,000	7,637,135
	China TransInfo Technology Co. Ltd., Class A	92,200	104,729
	China Tungsten & Hightech Materials Co. Ltd., Class A	57,300	75,086
# *	China Vanke Co. Ltd., Class H	1,504,920	1,124,226
	China Wafer Level CSP Co. Ltd., Class A	22,700	87,942
	China World Trade Center Co. Ltd., Class A	34,000	117,170
	China XD Electric Co. Ltd., Class A	121,000	121,732
	China Yangtze Power Co. Ltd., Class A	756,147	3,009,562
	China Zhenhua Group Science & Technology Co. Ltd., Class A	24,900	141,324
	China Zheshang Bank Co. Ltd., Class H	2,185,499	632,293
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	80,600	133,459
	Chongqing Brewery Co. Ltd., Class A	27,100	207,396
	Chongqing Changan Automobile Co. Ltd., Class A	296,930	514,992
	Chongqing Chuanyi Automation Co. Ltd., Class A	26,230	77,726
	Chongqing Department Store Co. Ltd., Class A	26,200	107,886
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	106,000	137,507
	Shares	Value»
CHINA — (Continued)
Chongqing Fuling Zhacai Group Co. Ltd., Class A	70,500	$130,087
Chongqing Gas Group Corp. Ltd., Class A	51,754	41,287
Chongqing Rural Commercial Bank Co. Ltd., Class H	2,532,000	1,549,767
Chongqing Sanfeng Environment Group Corp. Ltd., Class A	133,400	149,833
Chongqing Taiji Industry Group Co. Ltd., Class A	27,300	70,745
Chongqing Zhifei Biological Products Co. Ltd., Class A	98,270	327,698
Chongqing Zongshen Power Machinery Co. Ltd., Class A	55,800	167,413
Chow Tai Fook Jewellery Group Ltd.	376,600	339,879
Chow Tai Seng Jewellery Co. Ltd., Class A	93,700	163,081
CITIC Heavy Industries Co. Ltd., Class A	226,600	122,414
CITIC Ltd.	3,843,000	4,353,890
CITIC Securities Co. Ltd., Class H	1,021,800	2,783,921
CMOC Group Ltd., Class H	3,504,966	2,589,365
CMST Development Co. Ltd., Class A	132,100	107,607
CNGR Advanced Material Co. Ltd., Class A	43,300	202,080
CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	163,735	95,908
CNOOC Energy Technology & Services Ltd., Class A	655,100	379,000
CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	102,000	105,881

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	COFCO Biotechnology Co. Ltd., Class A	102,913	$76,203
	COFCO Capital Holdings Co. Ltd., Class A	57,700	101,787
	COFCO Sugar Holding Co. Ltd., Class A	173,300	228,185
*	COL Group Co. Ltd., Class A	15,600	52,819
	Contemporary Amperex Technology Co. Ltd., Class A	236,916	8,447,095
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	950,000	876,572
	COSCO SHIPPING Holdings Co. Ltd., Class H	4,032,799	6,052,495
	COSCO SHIPPING Specialized Carriers Co. Ltd., Class A	161,900	153,042
	CQ Pharmaceutical Holding Co. Ltd., Class A	82,700	58,385
	CRRC Corp. Ltd., Class H	2,592,000	1,641,103
Ω	CSC Financial Co. Ltd., Class H	594,000	739,240
	CSG Holding Co. Ltd., Class A	155,500	106,896
	CSPC Innovation Pharmaceutical Co. Ltd., Class A	34,820	138,220
	CSPC Pharmaceutical Group Ltd.	1,897,200	1,093,695
	CSSC Science & Technology Co. Ltd., Class A	65,900	108,648
	Dajin Heavy Industry Co. Ltd., Class A	27,500	75,312
	Daqin Railway Co. Ltd., Class A	654,160	600,459
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	54,212	105,434
		Shares	Value»
CHINA — (Continued)
#	Datang International Power Generation Co. Ltd., Class H	592,000	$102,017
	DBG Technology Co. Ltd., Class A	25,500	95,405
	Deppon Logistics Co. Ltd., Class A	61,400	123,742
	DHC Software Co. Ltd., Class A	118,900	116,924
	Digital China Group Co. Ltd., Class A	55,900	253,079
	Digital China Information Service Group Co. Ltd., Class A	40,500	61,073
	Do-Fluoride New Materials Co. Ltd., Class A	58,692	91,308
	Dong-E-E-Jiao Co. Ltd., Class A	42,611	357,237
	Dongfang Electronics Co. Ltd., Class A	58,600	77,346
	DongFeng Automobile Co. Ltd., Class A	82,400	75,878
	Dongguan Development Holdings Co. Ltd., Class A	47,800	66,303
	Dongxing Securities Co. Ltd., Class A	168,218	246,570
	Double Medical Technology, Inc., Class A	5,700	27,636
	East Money Information Co. Ltd., Class A	396,373	1,257,776
	Eastern Communications Co. Ltd., Class A	30,500	44,846
	Easyhome New Retail Group Co. Ltd., Class A	405,300	190,812
	Ecovacs Robotics Co. Ltd., Class A	18,200	107,400
	Edifier Technology Co. Ltd., Class A	47,900	106,349
	Electric Connector Technology Co. Ltd., Class A	19,200	162,359
	ENN Energy Holdings Ltd.	417,800	2,843,986
	ENN Natural Gas Co. Ltd., Class A	244,700	689,731

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Eoptolink Technology, Inc. Ltd., Class A	10,100	$175,213
	Espressif Systems Shanghai Co. Ltd., Class A	1,448	54,159
	Estun Automation Co. Ltd., Class A	50,100	125,760
	Eve Energy Co. Ltd., Class A	70,305	413,620
# Ω	Everbright Securities Co. Ltd., Class H	379,000	370,352
	Explosive Co. Ltd., Class A	48,437	68,855
	Eyebright Medical Technology Beijing Co. Ltd., Class A	8,856	116,011
	Fangda Carbon New Material Co. Ltd., Class A	186,124	116,593
	Fangda Special Steel Technology Co. Ltd., Class A	121,447	69,374
	Far East Smarter Energy Co. Ltd., Class A	63,000	40,691
*	Farasis Energy Gan Zhou Co. Ltd., Class A	74,650	117,005
	FAW Jiefang Group Co. Ltd., Class A	68,400	74,188
	FESCO Group Co. Ltd., Class A	32,900	84,811
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	61,100	159,506
	First Capital Securities Co. Ltd., Class A	102,400	109,135
	Focus Media Information Technology Co. Ltd., Class A	609,997	555,610
	Foryou Corp., Class A	27,600	112,819
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	115,767	656,896
	Founder Securities Co. Ltd., Class A	259,900	280,421
		Shares	Value»
CHINA — (Continued)
	Foxconn Industrial Internet Co. Ltd., Class A	501,300	$1,487,972
	Fujian Boss Software Development Co. Ltd., Class A	25,100	50,349
	Fujian Funeng Co. Ltd., Class A	200,870	254,292
	Fujian Kuncai Material Technology Co. Ltd., Class A	25,200	68,285
	Fujian Star-net Communication Co. Ltd., Class A	19,000	51,327
	Fujian Sunner Development Co. Ltd., Class A	55,380	107,907
*	Fulin Precision Co. Ltd., Class A	21,900	49,552
	Fushun Special Steel Co. Ltd., Class A	100,300	74,283
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	578,800	3,908,711
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	17,800	108,277
Ω	Ganfeng Lithium Group Co. Ltd., Class H	209,599	523,260
	Gansu Energy Chemical Co. Ltd., Class A	516,500	185,157
	Gaona Aero Material Co. Ltd., Class A	48,100	98,895
	G-bits Network Technology Xiamen Co. Ltd., Class A	4,700	134,285
	GCL Energy Technology Co. Ltd., Class A	90,000	91,658
*	GCL System Integration Technology Co. Ltd., Class A	195,100	67,112
	GD Power Development Co. Ltd., Class A	672,300	389,323
	Geely Automobile Holdings Ltd.	7,163,000	13,261,554

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	GEM Co. Ltd., Class A	272,276	$238,629
	Gemdale Corp., Class A	132,900	84,133
*	Genimous Technology Co. Ltd., Class A	40,300	46,699
	Geovis Technology Co. Ltd., Class A	14,780	100,128
	GEPIC Energy Development Co. Ltd., Class A	89,900	75,183
	GF Securities Co. Ltd., Class H	1,027,600	1,393,615
	Giant Network Group Co. Ltd., Class A	119,200	209,054
*	GigaDevice Semiconductor, Inc., Class A	18,674	329,033
	Ginlong Technologies Co. Ltd., Class A	31,325	219,755
	Glarun Technology Co. Ltd., Class A	69,600	182,074
	GoerTek, Inc., Class A	169,200	648,105
	Goke Microelectronics Co. Ltd., Class A	7,300	64,274
	Goneo Group Co. Ltd., Class A	24,963	245,417
	GoodWe Technologies Co. Ltd. (688390 CH), Class A	6,373	33,762
	Gotion High-tech Co. Ltd., Class A	51,100	145,901
	Grandblue Environment Co. Ltd., Class A	44,300	138,889
*	Grandjoy Holdings Group Co. Ltd., Class A	206,500	75,511
	Great Wall Motor Co. Ltd., Class H	2,190,500	3,579,742
	Gree Electric Appliances, Inc. of Zhuhai, Class A	175,733	1,090,019
*	Gree Real Estate Co. Ltd., Class A	105,500	87,388
	GRG Banking Equipment Co. Ltd., Class A	126,000	193,743
		Shares	Value»
CHINA — (Continued)
	Guangdong Advertising Group Co. Ltd., Class A	63,600	$72,111
	Guangdong Aofei Data Technology Co. Ltd., Class A	31,100	56,722
	Guangdong Baolihua New Energy Stock Co. Ltd., Class A	104,300	60,890
	Guangdong Construction Engineering Group Co. Ltd., Class A	289,000	138,851
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	65,700	56,836
	Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	70,200	140,152
*	Guangdong Golden Dragon Development, Inc., Class A	27,700	49,002
	Guangdong Haid Group Co. Ltd., Class A	91,500	627,779
	Guangdong HEC Technology Holding Co. Ltd., Class A	117,000	192,595
	Guangdong Hongda Holdings Group Co. Ltd., Class A	51,700	188,112
	Guangdong Marubi Biotechnology Co. Ltd., Class A	3,200	14,601
	Guangdong Provincial Expressway Development Co. Ltd., Class A	154,400	275,551
*	Guangdong TCL Smart Home Appliances Co. Ltd.	54,400	95,310

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	49,100	$106,090
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	33,500	49,091
	Guanghui Energy Co. Ltd., Class A	476,300	400,059
*	Guangxi Huaxi Nonferrous Metal Co. Ltd., Class A	30,100	73,541
	Guangxi Liugong Machinery Co. Ltd., Class A	39,500	63,560
#	Guangzhou Automobile Group Co. Ltd., Class H	2,343,162	919,999
	Guangzhou Baiyun International Airport Co. Ltd., Class A	129,500	168,065
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	118,000	265,685
	Guangzhou Development Group, Inc., Class A	118,500	101,796
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	16,700	58,182
	Guangzhou Haige Communications Group, Inc. Co., Class A	96,352	137,350
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	19,701	66,666
	Guangzhou Port Co. Ltd., Class A	103,900	45,814
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	18,900	91,561
		Shares	Value»
CHINA — (Continued)
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	94,140	$238,160
	Guangzhou Wondfo Biotech Co. Ltd., Class A	22,600	69,566
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	206,204	183,870
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	94,900	119,620
*	Guizhou Broadcasting & TV Information Network Co. Ltd., Class A	41,000	45,663
	Guizhou Chanhen Chemical Corp., Class A	32,800	101,474
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	115,200	79,494
	Guocheng Mining Co. Ltd., Class A	31,700	52,064
	Guosen Securities Co. Ltd., Class A	186,700	266,117
*	Guosheng Financial Holding, Inc., Class A	141,700	264,971
# Ω	Guotai Junan Securities Co. Ltd., Class H	339,600	504,030
	Guoyuan Securities Co. Ltd., Class A	227,040	248,754
	H World Group Ltd. (1179 HK)	810,100	2,622,661
#	H World Group Ltd. (HTHT US), ADR	86,463	2,778,921
Ω	Haidilao International Holding Ltd.	1,444,000	2,708,969
	Haier Smart Home Co. Ltd. (600690 C1), Class A	258,200	989,740
	Haier Smart Home Co. Ltd. (6690 HK), Class H	2,280,600	7,543,218
*	Hainan Airlines Holding Co. Ltd., Class A	549,900	123,641

The Emerging Markets Series
CONTINUED
	Shares	Value»
CHINA — (Continued)
Hainan Drinda New Energy Technology Co. Ltd., Class A	14,100	$109,874
Hainan Haide Capital Management Co. Ltd., Class A	86,500	71,461
Hainan Jinpan Smart Technology Co. Ltd., Class A	24,362	133,962
Hainan Mining Co. Ltd., Class A	98,900	92,545
Hainan Strait Shipping Co. Ltd., Class A	139,000	120,713
Haisco Pharmaceutical Group Co. Ltd., Class A	26,300	115,740
Haitong Securities Co. Ltd., Class H	2,309,600	2,021,166
Hangcha Group Co. Ltd., Class A	103,180	273,921
Hangjin Technology Co. Ltd., Class A	27,400	63,581
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	163,200	194,093
Hangzhou Chang Chuan Technology Co. Ltd., Class A	13,094	80,273
Hangzhou First Applied Material Co. Ltd., Class A	32,729	65,856
Hangzhou GreatStar Industrial Co. Ltd.	103,300	459,167
Hangzhou Honghua Digital Technology Stock Co. Ltd., Class A	6,681	63,944
Hangzhou Iron & Steel Co., Class A	198,300	142,141
Hangzhou Lion Microelectronics Co. Ltd., Class A	31,400	99,251
Hangzhou Oxygen Plant Group Co. Ltd., Class A	57,000	162,447
		Shares	Value»
CHINA — (Continued)
	Hangzhou Robam Appliances Co. Ltd., Class A	29,621	$85,569
*	Hangzhou Silan Microelectronics Co. Ltd., Class A	24,622	85,422
	Han's Laser Technology Industry Group Co. Ltd., Class A	43,617	154,429
Ω	Hansoh Pharmaceutical Group Co. Ltd.	922,000	2,121,935
	Haohua Chemical Science & Technology Co. Ltd., Class A	33,800	131,724
	Harbin Boshi Automation Co. Ltd., Class A	57,200	141,499
	HBIS Resources Co. Ltd., Class A	18,300	35,972
*	Hebei Changshan Biochemical Pharmaceutical Co. Ltd., Class A	11,200	28,442
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	71,100	184,958
	Hebei Sinopack Electronic Technology Co. Ltd., Class A	10,780	73,381
	Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	80,600	245,305
	Hefei Meiya Optoelectronic Technology, Inc., Class A	40,495	80,008
	Heilongjiang Agriculture Co. Ltd., Class A	82,805	162,638
	HeiLongJiang ZBD Pharmaceutical Co. Ltd., Class A	28,500	43,057
	Henan Lingrui Pharmaceutical Co., Class A	37,100	110,873
	Henan Mingtai Al Industrial Co. Ltd., Class A	86,000	146,972
	Henan Pinggao Electric Co. Ltd., Class A	47,700	117,672

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	243,000	$622,074
	Henan Shuanghui Investment & Development Co. Ltd., Class A	169,629	616,375
*	Henan Zhongfu Industry Co. Ltd., Class A	245,000	105,031
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	103,021	183,007
	Hengli Petrochemical Co. Ltd., Class A	402,600	832,278
	Hengtong Optic-electric Co. Ltd., Class A	133,000	287,486
	Hengyi Petrochemical Co. Ltd., Class A	114,688	97,093
	Hesteel Co. Ltd., Class A	987,253	292,630
	Hexing Electrical Co. Ltd., Class A	18,500	96,488
	Hisense Visual Technology Co. Ltd., Class A	44,700	146,063
	Hithink RoyalFlush Information Network Co. Ltd., Class A	16,481	640,780
	HLA Group Corp. Ltd., Class A	198,600	240,829
	Hongfa Technology Co. Ltd., Class A	6,000	28,535
	Hongta Securities Co. Ltd., Class A	97,320	105,709
	Hoshine Silicon Industry Co. Ltd., Class A	24,200	173,437
	Hoymiles Power Electronics, Inc., Class A	2,283	31,890
	Hoyuan Green Energy Co. Ltd., Class A	25,200	53,758
Ω	Hua Hong Semiconductor Ltd.	98,000	290,414
	Huaan Securities Co. Ltd., Class A	345,700	267,958
		Shares	Value»
CHINA — (Continued)
	Huada Automotive Technology Corp. Ltd., Class A	21,100	$96,448
	Huadian Power International Corp. Ltd., Class H	366,000	179,030
	Huadong Medicine Co. Ltd., Class A	98,400	473,051
	Huafon Chemical Co. Ltd., Class A	294,683	329,065
	Huagong Tech Co. Ltd., Class A	30,400	165,112
	Huaibei Mining Holdings Co. Ltd., Class A	267,900	521,836
	Huaihe Energy Group Co. Ltd., Class A	260,900	119,805
	Hualan Biological Engineering, Inc., Class A	58,800	128,354
	Huaming Power Equipment Co. Ltd., Class A	47,800	110,756
	Huaneng Power International, Inc., Class H	3,914,000	2,053,775
Ω	Huatai Securities Co. Ltd., Class H	1,102,600	1,898,762
	Huaxi Securities Co. Ltd., Class A	175,000	194,425
	Huaxia Bank Co. Ltd., Class A	644,456	675,383
	Huayu Automotive Systems Co. Ltd., Class A	193,500	448,632
*	Hubei Biocause Pharmaceutical Co. Ltd., Class A	52,100	27,367
*	Hubei Dinglong Co. Ltd., Class A	44,900	160,294
	Hubei Energy Group Co. Ltd., Class A	227,983	152,480
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	21,200	110,273
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	83,748	318,866
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	79,300	239,582

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hubei Yihua Chemical Industry Co. Ltd., Class A	78,700	$131,163
	Huizhou Desay Sv Automotive Co. Ltd., Class A	20,000	299,777
	Humanwell Healthcare Group Co. Ltd., Class A	114,700	343,879
	Hunan Gold Corp. Ltd., Class A	47,600	113,869
	Hunan Valin Steel Co. Ltd., Class A	552,400	345,706
	Hundsun Technologies, Inc., Class A	59,229	212,969
	IEIT Systems Co. Ltd., Class A	50,084	359,427
	Iflytek Co. Ltd., Class A	66,700	467,533
	IKD Co. Ltd., Class A	77,400	189,183
	Imeik Technology Development Co. Ltd., Class A	10,660	251,178
	Industrial & Commercial Bank of China Ltd., Class H	28,097,185	19,125,078
	Industrial Bank Co. Ltd., Class A	918,539	2,576,219
	Industrial Securities Co. Ltd., Class A	270,848	223,536
	INESA Intelligent Tech, Inc., Class A	38,400	72,229
	Infore Environment Technology Group Co. Ltd., Class A	233,424	153,665
	Ingenic Semiconductor Co. Ltd., Class A	13,600	121,414
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	1,386,020	340,182
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	285,000	795,649
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	151,356	201,186
		Shares	Value»
CHINA — (Continued)
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	511,903	$369,866
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	127,300	220,084
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	259,500	999,819
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	328,100	261,202
# * Ω	Innovent Biologics, Inc.	404,000	1,719,243
	Intco Medical Technology Co. Ltd., Class A	24,200	90,863
	iRay Technology Co. Ltd., Class A	6,115	86,195
*	IRICO Display Devices Co. Ltd., Class A	274,400	321,058
	JA Solar Technology Co. Ltd., Class A	256,004	439,328
	Jafron Biomedical Co. Ltd., Class A	44,300	164,095
	Jason Furniture Hangzhou Co. Ltd., Class A	42,680	172,698
	JCET Group Co. Ltd., Class A	118,200	634,857
	JCHX Mining Management Co. Ltd., Class A	43,000	237,000
* Ω	JD Health International, Inc.	829,900	3,436,399
* Ω	JD Logistics, Inc.	2,335,900	4,022,364
	JD.com, Inc. (9618 HK), Class A	1,791,321	36,436,937
#	JD.com, Inc. (JD US), ADR	124,763	5,080,349
	Jiangling Motors Corp. Ltd., Class A	32,100	100,024
	Jiangsu Azure Corp., Class A	37,700	63,758
	Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	316,100	139,603

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	298,415	$305,065
	Jiangsu Eastern Shenghong Co. Ltd., Class A	179,040	211,594
	Jiangsu Expressway Co. Ltd., Class H	1,110,000	1,235,966
	Jiangsu Financial Leasing Co. Ltd., Class A	154,600	113,075
	Jiangsu Guotai International Group Co. Ltd., Class A	100,300	100,149
	Jiangsu Guoxin Corp. Ltd., Class A	88,700	91,213
*	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	8,000	62,288
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	48,686	417,107
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	92,475	570,303
*	Jiangsu Hoperun Software Co. Ltd., Class A	25,000	165,756
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	100,200	60,151
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	37,380	171,524
	Jiangsu King's Luck Brewery JSC Ltd., Class A	67,812	407,680
	Jiangsu Lihua Foods Group Co. Ltd.	49,500	129,185
	Jiangsu Linyang Energy Co. Ltd., Class A	150,967	143,635
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	26,990	136,860
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	65,800	208,562
		Shares	Value»
CHINA — (Continued)
	Jiangsu Pacific Quartz Co. Ltd., Class A	31,652	$115,040
	Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	158,200	245,903
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	101,600	133,756
	Jiangsu Shagang Co. Ltd., Class A	69,200	50,785
	Jiangsu Shemar Electric Co. Ltd., Class A	6,900	25,226
	Jiangsu Xinquan Automotive Trim Co. Ltd., Class A	27,200	179,472
	Jiangsu Yanghe Distillery Co. Ltd., Class A	84,890	919,711
	Jiangsu Yangnong Chemical Co. Ltd., Class A	28,756	221,027
	Jiangsu Yoke Technology Co. Ltd., Class A	18,462	152,576
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	79,800	394,493
	Jiangsu Zhongtian Technology Co. Ltd., Class A	159,700	300,927
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	169,800	65,137
	Jiangxi Copper Co. Ltd., Class H	1,161,000	1,842,693
	Jiangxi Ganyue Expressway Co. Ltd., Class A	153,500	113,467
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd., Class A	12,900	86,252
*	Jiangxi Special Electric Motor Co. Ltd., Class A	58,800	56,516
	Jiangzhong Pharmaceutical Co. Ltd., Class A	35,000	110,546

The Emerging Markets Series
CONTINUED
	Shares	Value»
CHINA — (Continued)
Jiayou International Logistics Co. Ltd., Class A	77,140	$189,695
Jihua Group Corp. Ltd., Class A	243,400	85,611
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	98,400	225,642
Jilin Electric Power Co. Ltd., Class A	153,400	109,043
Jinduicheng Molybdenum Co. Ltd., Class A	253,400	367,812
Jingjin Equipment, Inc., Class A	18,000	41,784
Jinhui Liquor Co. Ltd., Class A	12,100	31,497
Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	167,300	301,707
JiuGui Liquor Co. Ltd., Class A	8,800	54,345
Jizhong Energy Resources Co. Ltd., Class A	304,000	252,625
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	119,555	179,793
Jointown Pharmaceutical Group Co. Ltd., Class A	357,725	246,115
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	28,300	82,676
JSTI Group, Class A	57,800	75,867
Juewei Food Co. Ltd., Class A	27,900	56,110
Juneyao Airlines Co. Ltd., Class A	206,240	376,918
Kailuan Energy Chemical Co. Ltd., Class A	94,400	85,127
Kaishan Group Co. Ltd., Class A	46,400	61,710
Keboda Technology Co. Ltd., Class A	11,400	96,306
Keda Industrial Group Co. Ltd., Class A	105,200	117,636
		Shares	Value»
CHINA — (Continued)
	Kehua Data Co. Ltd., Class A	32,100	$126,850
	KingClean Electric Co. Ltd., Class A	18,500	59,234
	Kingfa Sci & Tech Co. Ltd., Class A	156,100	200,534
	Kingnet Network Co. Ltd., Class A	141,300	271,791
	Kingsemi Co. Ltd., Class A	4,797	49,697
	Konfoong Materials International Co. Ltd., Class A	7,400	71,893
	KPC Pharmaceuticals, Inc., Class A	42,100	94,285
* Ω	Kuaishou Technology	2,338,900	12,799,940
	Kuang-Chi Technologies Co. Ltd., Class A	48,900	274,925
	Kunlun Energy Co. Ltd.	6,070,000	5,795,831
	Kunlun Tech Co. Ltd., Class A	28,500	145,692
	Kunshan Huguang Auto Harness Co. Ltd., Class A	20,700	102,458
	Kweichow Moutai Co. Ltd., Class A	51,293	10,190,858
	Lakala Payment Co. Ltd., Class A	36,800	89,899
	Lao Feng Xiang Co. Ltd., Class A	27,700	197,400
	Laobaixing Pharmacy Chain JSC, Class A	36,200	78,316
	LB Group Co. Ltd., Class A	145,900	365,646
	Leader Harmonious Drive Systems Co. Ltd., Class A	3,212	64,473
	Lenovo Group Ltd.	10,327,278	12,455,199
	Lens Technology Co. Ltd., Class A	200,200	720,763
	Leo Group Co. Ltd., Class A	305,600	152,236
	Lepu Medical Technology Beijing Co. Ltd., Class A	62,577	89,696
	Levima Advanced Materials Corp., Class A	21,000	38,049

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Leyard Optoelectronic Co. Ltd., Class A	143,200	$117,110
*	Li Auto, Inc. (2015 HK), Class A	255,400	3,006,038
# *	Li Auto, Inc. (LI US), ADR	105,301	2,466,149
	Liaoning Cheng Da Co. Ltd., Class A	71,400	96,151
*	Lifan Technology Group Co. Ltd., Class A	119,500	102,267
	Lingyi iTech Guangdong Co., Class A	301,418	354,489
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	38,200	85,248
	Loncin Motor Co. Ltd., Class A	111,200	155,816
Ω	Longfor Group Holdings Ltd.	2,066,000	2,626,072
	LONGi Green Energy Technology Co. Ltd., Class A	233,388	478,718
	Longshine Technology Group Co. Ltd., Class A	57,600	80,604
	Luenmei Quantum Co. Ltd., Class A	87,700	67,151
	Luxi Chemical Group Co. Ltd., Class A	151,900	248,235
	Luxshare Precision Industry Co. Ltd., Class A	368,724	2,054,816
	Luzhou Laojiao Co. Ltd., Class A	83,029	1,329,539
	Mango Excellent Media Co. Ltd., Class A	67,592	259,552
	Maxscend Microelectronics Co. Ltd., Class A	8,600	93,235
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	18,300	63,542
	Mehow Innovative Ltd., Class A	5,900	26,340
	Meihua Holdings Group Co. Ltd., Class A	226,400	313,801
		Shares	Value»
CHINA — (Continued)
	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	167,657	$100,892
* Ω	Meituan, Class B	1,844,040	35,096,786
	Metallurgical Corp. of China Ltd., Class H	3,125,000	611,914
	Micro-Tech Nanjing Co. Ltd., Class A	8,087	77,895
	Midea Group Co. Ltd., Class A	274,401	2,799,799
	Ming Yang Smart Energy Group Ltd., Class A	59,404	85,175
	MINISO Group Holding Ltd.	8,800	50,697
	Minmetals Capital Co. Ltd., Class A	164,400	136,139
	MLS Co. Ltd., Class A	93,400	104,975
	Montage Technology Co. Ltd., Class A	11,001	103,612
	Muyuan Foods Co. Ltd., Class A	224,357	1,154,245
	Nanjing Iron & Steel Co. Ltd., Class A	670,400	429,111
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	44,846	83,726
	Nanjing Securities Co. Ltd., Class A	124,700	144,972
*	Nanjing Tanker Corp., Class A	382,500	168,437
	Nantong Jianghai Capacitor Co. Ltd., Class A	51,600	171,670
	NARI Technology Co. Ltd., Class A	299,642	954,697
	National Silicon Industry Group Co. Ltd., Class A	100,256	247,182
	NAURA Technology Group Co. Ltd., Class A	15,000	782,535
*	NavInfo Co. Ltd., Class A	56,250	67,459
	NBTM New Materials Group Co. Ltd., Class A	23,900	56,867
	NetEase, Inc. (9999 HK)	645,100	13,260,148
	NetEase, Inc. (NTES US), ADR	151,529	15,584,758

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Neusoft Corp., Class A	58,300	$76,292
	New China Life Insurance Co. Ltd., Class H	734,300	2,298,080
*	New Hope Liuhe Co. Ltd., Class A	108,366	130,046
	Neway Valve Suzhou Co. Ltd., Class A	50,800	192,457
	Newland Digital Technology Co. Ltd., Class A	58,300	159,937
*	Ninestar Corp., Class A	33,051	116,237
	Ningbo Boway Alloy Material Co. Ltd., Class A	54,200	148,255
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	24,100	68,237
	Ningbo Huaxiang Electronic Co. Ltd., Class A	43,700	75,947
*	Ningbo Jifeng Auto Parts Co. Ltd., Class A	61,400	98,675
	Ningbo Joyson Electronic Corp., Class A	86,200	203,144
	Ningbo Orient Wires & Cables Co. Ltd., Class A	34,742	253,233
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	22,793	99,698
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	108,100	453,562
	Ningbo Shanshan Co. Ltd., Class A	86,500	83,039
	Ningbo Tuopu Group Co. Ltd., Class A	63,289	573,907
	Ningbo Zhoushan Port Co. Ltd., Class A	224,800	112,768
	Ningxia Baofeng Energy Group Co. Ltd., Class A	320,300	774,360
*	NIO, Inc. (9866 HK), Class A	656,400	2,840,404
# Ω	Nongfu Spring Co. Ltd., Class H	1,630,200	7,690,784
		Shares	Value»
CHINA — (Continued)
	North Copper Co. Ltd., Class A	117,000	$148,418
	North Industries Group Red Arrow Co. Ltd., Class A	68,100	128,318
	Northeast Securities Co. Ltd., Class A	120,200	127,199
	Novoray Corp., Class A	2,923	25,450
	NYOCOR Co. Ltd., Class A	105,900	78,708
*	Offcn Education Technology Co. Ltd., Class A	280,212	125,603
	Offshore Oil Engineering Co. Ltd., Class A	334,000	247,918
*	OFILM Group Co. Ltd., Class A	182,900	297,412
	Olympic Circuit Technology Co. Ltd., Class A	27,100	121,059
	Oppein Home Group, Inc., Class A	26,695	241,188
	Opple Lighting Co. Ltd., Class A	20,900	47,920
	ORG Technology Co. Ltd., Class A	165,500	114,945
	Orient Overseas International Ltd.	125,000	1,673,404
# Ω	Orient Securities Co. Ltd., Class H	837,600	542,069
*	Oriental Energy Co. Ltd., Class A	95,800	129,538
	Oriental Pearl Group Co. Ltd., Class A	141,200	144,446
*	Ourpalm Co. Ltd., Class A	109,500	83,014
	Ovctek China, Inc., Class A	42,152	96,874
*	Pacific Securities Co. Ltd., Class A	266,700	144,208
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	22,800	66,723
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	470,200	178,049
	PCI Technology Group Co. Ltd., Class A	63,800	39,885

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	PDD Holdings, Inc., ADR	336,552	$37,663,534
	People.cn Co. Ltd., Class A	36,600	112,958
	People's Insurance Co. Group of China Ltd. , Class H	6,665,000	3,411,023
	Perfect World Co. Ltd., Class A	64,785	93,395
	PetroChina Co. Ltd., Class H	19,168,000	14,654,724
	PICC Property & Casualty Co. Ltd., Class H	5,469,198	8,885,968
	Ping An Bank Co. Ltd., Class A	587,500	930,510
	Ping An Insurance Group Co. of China Ltd., Class H	5,289,000	29,780,683
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	229,700	285,822
	POCO Holding Co. Ltd., Class A	11,000	80,954
*	Polaris Bay Group Co. Ltd., Class A	93,600	87,391
	Poly Developments & Holdings Group Co. Ltd., Class A	256,283	295,206
Ω	Pop Mart International Group Ltd.	446,600	5,416,500
Ω	Postal Savings Bank of China Co. Ltd., Class H	6,061,000	3,618,329
	Power Construction Corp. of China Ltd., Class A	720,611	505,530
	Pylon Technologies Co. Ltd., Class A	14,071	73,415
*	Qi An Xin Technology Group, Inc., Class A	32,698	113,437
	Qianhe Condiment & Food Co. Ltd., Class A	42,900	68,968
	Qingdao Haier Biomedical Co. Ltd., Class A	6,715	29,743
	Qingdao Hanhe Cable Co. Ltd., Class A	208,800	94,502
		Shares	Value»
CHINA — (Continued)
	Qingdao Huicheng Environmental Technology Group Co. Ltd., Class A	3,500	$43,307
Ω	Qingdao Port International Co. Ltd., Class H	250,000	194,489
	Qingdao Rural Commercial Bank Corp., Class A	379,429	156,559
	Qingdao Sentury Tire Co. Ltd., Class A	75,100	260,028
	Qingdao TGOOD Electric Co. Ltd., Class A	54,800	180,672
*	Qinghai Salt Lake Industry Co. Ltd., Class A	273,600	624,803
*	QuantumCTek Co. Ltd., Class A	1,989	71,392
	Quectel Wireless Solutions Co. Ltd., Class A	10,400	129,098
	Range Intelligent Computing Technology Group Co. Ltd., Class A	25,200	208,494
	Raytron Technology Co. Ltd., Class A	21,575	148,673
	Red Avenue New Materials Group Co. Ltd., Class A	23,300	107,996
	Risen Energy Co. Ltd., Class A	63,204	93,313
*	Rising Nonferrous Metals Share Co. Ltd., Class A	3,100	12,160
	Riyue Heavy Industry Co. Ltd., Class A	51,800	86,445
	Rizhao Port Co. Ltd., Class A	195,000	81,834
	RoboTechnik Intelligent Technology Co. Ltd., Class A	4,300	106,356
	Rockchip Electronics Co. Ltd., Class A	7,100	162,250
	Rongsheng Petrochemical Co. Ltd., Class A	521,394	635,573

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Roshow Technology Co. Ltd., Class A	86,882	$89,453
	Sai Micro Electronics, Inc., Class A	29,700	66,739
	SAIC Motor Corp. Ltd., Class A	214,845	508,611
	Sailun Group Co. Ltd., Class A	260,200	550,136
	Sanan Optoelectronics Co. Ltd., Class A	211,300	334,607
	Sangfor Technologies, Inc., Class A	13,200	108,675
	Sanquan Food Co. Ltd., Class A	49,700	78,029
	Sansure Biotech, Inc., Class A	24,500	68,295
	Sanwei Holding Group Co. Ltd., Class A	43,500	78,251
	Sany Heavy Industry Co. Ltd., Class A	286,434	636,633
	Satellite Chemical Co. Ltd., Class A	329,961	912,571
	SDIC Capital Co. Ltd., Class A	218,504	214,265
	SDIC Power Holdings Co. Ltd., Class A	285,800	566,730
	Sealand Securities Co. Ltd., Class A	369,790	204,178
*	Seazen Holdings Co. Ltd., Class A	58,900	91,804
	Seres Group Co. Ltd., Class A	57,600	1,059,837
	SF Holding Co. Ltd., Class A	294,361	1,598,840
	SG Micro Corp., Class A	6,515	76,012
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	175,500	96,585
	Shaanxi Coal Industry Co. Ltd., Class A	567,700	1,700,880
	Shaanxi Construction Engineering Group Corp. Ltd., Class A	261,800	156,664
		Shares	Value»
CHINA — (Continued)
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	322,150	$300,857
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	60,500	121,938
Ω	Shandong Gold Mining Co. Ltd., Class H	562,000	975,134
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	80,700	576,163
	Shandong Hi-speed Co. Ltd., Class A	59,700	83,110
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	139,650	404,537
	Shandong Humon Smelting Co. Ltd., Class A	71,200	107,274
	Shandong Linglong Tyre Co. Ltd., Class A	105,800	264,492
	Shandong Nanshan Aluminum Co. Ltd., Class A	855,210	480,338
	Shandong Pharmaceutical Glass Co. Ltd., Class A	53,700	178,598
	Shandong Publishing & Media Co. Ltd., Class A	123,900	191,139
	Shandong Sun Paper Industry JSC Ltd., Class A	265,450	511,639
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	14,600	98,372
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	44,400	54,515
	Shandong Yulong Gold Co. Ltd., Class A	21,400	36,212

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Shanghai Aiko Solar Energy Co. Ltd., Class A	84,800	$122,219
	Shanghai Allist Pharmaceuticals Co. Ltd., Class A	15,788	149,110
	Shanghai Bailian Group Co. Ltd., Class A	116,800	157,189
*	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	58,636	197,072
	Shanghai Baosight Software Co. Ltd., Class A	89,518	358,067
	Shanghai Belling Co. Ltd., Class A	18,000	90,002
	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	4,981	137,277
	Shanghai Chinafortune Co. Ltd., Class A	51,500	100,417
	Shanghai Construction Group Co. Ltd., Class A	635,276	218,431
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	59,660	74,236
	Shanghai Datun Energy Resources Co. Ltd., Class A	33,200	57,710
*	Shanghai DZH Ltd., Class A	46,200	52,487
# *	Shanghai Electric Group Co. Ltd., Class H	2,354,000	801,337
	Shanghai Electric Power Co. Ltd., Class A	157,200	189,032
	Shanghai Environment Group Co. Ltd., Class A	79,098	85,860
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	352,000	593,377
	Shanghai Fullhan Microelectronics Co. Ltd., Class A	9,500	83,045
	Shares	Value»
CHINA — (Continued)
Shanghai Gentech Co. Ltd., Class A	4,961	$24,922
Shanghai Hanbell Precise Machinery Co. Ltd., Class A	37,100	92,782
Shanghai Huace Navigation Technology Ltd., Class A	17,900	99,331
Shanghai Huafon Aluminium Corp., Class A	69,300	192,005
Shanghai Huayi Group Co. Ltd., Class A	131,700	122,760
Shanghai International Airport Co. Ltd., Class A	31,700	145,302
Shanghai Jahwa United Co. Ltd., Class A	26,300	56,620
Shanghai Jinjiang International Hotels Co. Ltd., Class A	51,700	188,210
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	45,700	68,713
Shanghai Lingang Holdings Corp. Ltd., Class A	109,060	146,702
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	41,220	51,470
Shanghai M&G Stationery, Inc., Class A	62,469	244,237
Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	39,900	97,787
Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	7,335	106,668
Shanghai Moons' Electric Co. Ltd., Class A	10,400	89,716

The Emerging Markets Series
CONTINUED
	Shares	Value»
CHINA — (Continued)
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	674,700	$1,071,967
Shanghai Pret Composites Co. Ltd., Class A	35,800	45,573
Shanghai Pudong Development Bank Co. Ltd., Class A	882,471	1,297,832
Shanghai Putailai New Energy Technology Co. Ltd., Class A	77,056	156,694
Shanghai RAAS Blood Products Co. Ltd., Class A	203,700	195,935
Shanghai Runda Medical Technology Co. Ltd., Class A	9,600	21,694
Shanghai Rural Commercial Bank Co. Ltd., Class A	331,200	381,459
Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	81,100	131,218
Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	9,700	49,080
Shanghai Stonehill Technology Co. Ltd., Class A	315,000	177,461
Shanghai Tunnel Engineering Co. Ltd., Class A	269,700	237,287
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	52,400	84,269
Shanghai Wanye Enterprises Co. Ltd., Class A	48,700	99,680
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	162,659	126,155
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	102,000	339,029
		Shares	Value»
CHINA — (Continued)
	Shanghai Zhenhua Heavy Industries Co. Ltd., Class A	186,000	$100,375
*	Shanghai Zhonggu Logistics Co. Ltd., Class A	153,299	197,327
	Shanjin International Gold Co. Ltd., Class A	195,817	456,137
	Shannon Semiconductor Technology Co. Ltd., Class A	19,700	75,801
	Shantui Construction Machinery Co. Ltd., Class A	94,700	130,984
	Shanxi Coal International Energy Group Co. Ltd., Class A	158,900	242,056
	Shanxi Coking Co. Ltd., Class A	133,100	70,135
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	398,830	407,474
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	70,600	75,857
	Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	256,030	444,144
*	Shanxi Meijin Energy Co. Ltd., Class A	225,117	128,016
	Shanxi Securities Co. Ltd., Class A	165,980	138,007
*	Shanxi Taigang Stainless Steel Co. Ltd., Class A	331,600	155,508
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	50,207	1,196,810
	Sharetronic Data Technology Co. Ltd., Class A	8,700	109,928
	Shede Spirits Co. Ltd., Class A	21,700	160,736
	Shenghe Resources Holding Co. Ltd., Class A	109,500	161,273
*	Shengyi Electronics Co. Ltd., Class A	8,718	43,874

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shengyi Technology Co. Ltd., Class A	59,100	$244,064
	Shennan Circuits Co. Ltd., Class A	16,082	290,862
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	1,400,000	391,428
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	6,800	65,615
	Shenzhen Agricultural Power Group Co. Ltd., Class A	91,400	82,948
	Shenzhen Airport Co. Ltd., Class A	135,900	132,448
	Shenzhen Aisidi Co. Ltd., Class A	83,700	146,570
	Shenzhen Capchem Technology Co. Ltd., Class A	34,840	160,576
	Shenzhen Energy Group Co. Ltd., Class A	257,619	217,972
	Shenzhen Envicool Technology Co. Ltd., Class A	30,350	170,924
*	Shenzhen Everwin Precision Technology Co. Ltd., Class A	77,700	200,203
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	75,000	111,427
	Shenzhen Fortune Trend Technology Co. Ltd., Class A	4,516	95,358
	Shenzhen FRD Science & Technology Co. Ltd., Class A	8,600	22,961
	Shenzhen Gas Corp. Ltd., Class A	177,500	162,481
	Shenzhen Goodix Technology Co. Ltd., Class A	16,200	176,807
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	44,700	107,990
	Shenzhen Huaqiang Industry Co. Ltd., Class A	41,400	116,218
	Shenzhen Inovance Technology Co. Ltd., Class A	40,500	337,202
		Shares	Value»
CHINA — (Continued)
	Shenzhen Kaifa Technology Co. Ltd., Class A	101,000	$266,561
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	43,540	86,556
	Shenzhen Kedali Industry Co. Ltd., Class A	19,066	288,233
	Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	32,900	65,937
	Shenzhen Kinwong Electronic Co. Ltd., Class A	87,364	416,079
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	37,800	121,455
	Shenzhen Megmeet Electrical Co. Ltd., Class A	25,700	223,041
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	44,873	1,443,143
	Shenzhen MTC Co. Ltd., Class A	411,800	304,788
	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	26,100	223,050
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	209,980	70,734
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	35,500	146,013
	Shenzhen SC New Energy Technology Corp., Class A	21,859	194,196
	Shenzhen SED Industry Co. Ltd., Class A	62,800	141,350
	Shenzhen Senior Technology Material Co. Ltd., Class A	93,752	126,978
	Shenzhen Sunlord Electronics Co. Ltd., Class A	53,300	225,907

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	65,500	$94,072
	Shenzhen Sunway Communication Co. Ltd., Class A	68,700	227,224
	Shenzhen Topband Co. Ltd., Class A	64,000	126,356
	Shenzhen Transsion Holdings Co. Ltd., Class A	38,786	537,969
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	65,400	232,185
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	59,100	38,594
	Shenzhen Yinghe Technology Co. Ltd., Class A	41,400	105,183
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	65,371	250,902
	Shenzhen Zhaowei Machinery & Electronic Co. Ltd., Class A	6,200	79,928
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	360,714	235,854
	Shenzhou International Group Holdings Ltd.	754,300	5,682,779
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	55,600	135,376
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	74,056	139,084
	Shinva Medical Instrument Co. Ltd., Class A	34,350	76,118
*	Siasun Robot & Automation Co. Ltd., Class A	53,400	134,250
		Shares	Value»
CHINA — (Continued)
	Sichuan Changhong Electric Co. Ltd., Class A	222,305	$264,110
	Sichuan Chuantou Energy Co. Ltd., Class A	183,800	402,399
	Sichuan Development Lomon Co. Ltd., Class A	85,000	153,474
	Sichuan Furong Technology Co. Ltd., Class A	12,900	21,240
	Sichuan Hebang Biotechnology Co. Ltd., Class A	579,500	151,865
	Sichuan Hexie Shuangma Co. Ltd., Class A	45,400	86,089
*	Sichuan Hongda Co. Ltd., Class A	110,900	117,735
	Sichuan Jiuzhou Electric Co. Ltd., Class A	31,800	59,994
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	129,301	502,052
	Sichuan New Energy Power Co. Ltd., Class A	85,800	129,954
	Sichuan Road & Bridge Group Co. Ltd., Class A	429,140	425,092
	Sichuan Swellfun Co. Ltd., Class A	29,400	188,662
	Sichuan Teway Food Group Co. Ltd., Class A	41,600	78,401
	Sichuan Yahua Industrial Group Co. Ltd., Class A	60,500	110,023
	Sieyuan Electric Co. Ltd., Class A	49,100	546,900
	Sineng Electric Co. Ltd., Class A	16,700	88,577
	Sino Biopharmaceutical Ltd.	11,298,500	4,107,342
	Sinocare, Inc., Class A	24,606	75,789
	Sinofibers Technology Co. Ltd., Class A	14,600	57,125
	Sinolink Securities Co. Ltd., Class A	150,200	170,906

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sinoma International Engineering Co., Class A	254,900	$336,461
	Sinoma Science & Technology Co. Ltd., Class A	89,494	150,333
	Sinomach Automobile Co. Ltd., Class A	57,400	50,396
*	Sinomach Heavy Equipment Group Co. Ltd., Class A	123,200	49,127
	Sinomine Resource Group Co. Ltd., Class A	22,900	119,646
	Sinopharm Group Co. Ltd., Class H	1,456,800	3,852,855
	Sino-Platinum Metals Co. Ltd., Class A	36,700	69,564
	Sinosoft Co. Ltd., Class A	52,192	147,319
	Sinotruk Hong Kong Ltd.	481,500	1,403,297
	Sinotruk Jinan Truck Co. Ltd., Class A	93,200	238,397
	Skshu Paint Co. Ltd., Class A	16,707	98,452
	Skyworth Digital Co. Ltd., Class A	38,300	64,122
# Ω	Smoore International Holdings Ltd.	996,000	1,612,415
	Snowsky Salt Industry Group Co. Ltd., Class A	79,900	59,284
	Songcheng Performance Development Co. Ltd., Class A	41,100	51,077
	Sonoscape Medical Corp., Class A	18,700	72,452
	SooChow Securities Co. Ltd., Class A	194,450	202,065
	Southern Publishing & Media Co. Ltd., Class A	60,300	134,010
	Southwest Securities Co. Ltd., Class A	356,836	215,186
	SPIC Industry-Finance Holdings Co. Ltd., Class A	162,300	127,233
	Shares	Value»
CHINA — (Continued)
Spring Airlines Co. Ltd., Class A	52,800	$392,500
Star Lake Bioscience Co., Inc. Zhaoqing Guangdong, Class A	121,700	106,453
StarPower Semiconductor Ltd., Class A	7,860	91,292
State Grid Information & Communication Co. Ltd., Class A	75,800	186,104
State Grid Yingda Co. Ltd., Class A	67,900	47,611
STO Express Co. Ltd., Class A	117,700	172,946
Sumec Corp. Ltd., Class A	97,700	128,315
Sunflower Pharmaceutical Group Co. Ltd., Class A	38,800	95,653
Sungrow Power Supply Co. Ltd., Class A	77,820	773,670
Sunny Optical Technology Group Co. Ltd.	326,700	2,940,450
Sunresin New Materials Co. Ltd., Class A	30,700	208,641
Sunshine Guojian Pharmaceutical Shanghai Co. Ltd., Class A	5,234	16,174
Sunwoda Electronic Co. Ltd., Class A	96,900	286,294
Suofeiya Home Collection Co. Ltd., Class A	30,900	69,942
SUPCON Technology Co. Ltd., Class A	22,663	157,566
Suzhou Anjie Technology Co. Ltd., Class A	28,900	60,594
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	167,300	774,905
Suzhou Maxwell Technologies Co. Ltd., Class A	9,561	122,135

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Suzhou Secote Precision Electronic Co. Ltd., Class A	11,200	$91,796
	Suzhou TFC Optical Communication Co. Ltd., Class A	22,400	311,246
*	Suzhou Zelgen Biopharmaceutical Co. Ltd., Class A	6,324	57,383
	Taiji Computer Corp. Ltd., Class A	29,200	92,828
*	Talkweb Information System Co. Ltd., Class A	26,200	60,748
*	Tangshan Jidong Cement Co. Ltd., Class A	152,300	104,238
	TangShan Port Group Co. Ltd., Class A	531,500	331,406
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	159,600	118,332
	Tasly Pharmaceutical Group Co. Ltd., Class A	101,500	206,785
	TBEA Co. Ltd., Class A	291,720	480,969
	TCL Technology Group Corp., Class A	893,498	619,015
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	145,700	167,197
	Telling Telecommunication Holding Co. Ltd., Class A	17,500	24,282
	Tencent Holdings Ltd.	3,712,900	195,354,910
	Tencent Music Entertainment Group, ADR	557,494	6,678,778
	Thunder Software Technology Co. Ltd., Class A	10,200	87,999
	Tian Di Science & Technology Co. Ltd., Class A	466,820	386,525
		Shares	Value»
CHINA — (Continued)
*	Tianfeng Securities Co. Ltd., Class A	301,300	$170,690
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	25,200	55,516
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	145,700	70,029
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	26,400	111,173
	Tianjin Port Co. Ltd., Class A	173,804	114,095
*	Tianma Microelectronics Co. Ltd., Class A	79,055	91,544
	Tianneng Battery Group Co. Ltd., Class A	23,919	87,292
	Tianqi Lithium Corp., Class H	25,400	73,862
	Tianshan Aluminum Group Co. Ltd., Class A	424,700	538,240
	TianShan Material Co. Ltd., Class A	100,900	74,023
	Tianshui Huatian Technology Co. Ltd., Class A	110,800	172,162
	Tibet Huayu Mining Co. Ltd., Class A	25,700	49,138
	Tibet Mineral Development Co. Ltd., Class A	24,700	69,092
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	17,210	85,590
	Tingyi Cayman Islands Holding Corp.	2,038,000	3,107,219
	Titan Wind Energy Suzhou Co. Ltd., Class A	66,700	66,095
	Tofflon Science & Technology Group Co. Ltd., Class A	25,300	43,753
	Toly Bread Co. Ltd., Class A	26,600	21,294
	TongFu Microelectronics Co. Ltd., Class A	130,600	511,026

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	130,100	$138,049
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd., Class A	20,200	41,240
	Tongkun Group Co. Ltd., Class A	147,609	243,180
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	62,800	59,800
	Tongling Nonferrous Metals Group Co. Ltd., Class A	1,010,500	458,769
	Tongwei Co. Ltd., Class A	249,500	701,886
	Topchoice Medical Corp., Class A	18,510	104,930
*	TPV Technology Co. Ltd., Class A	236,100	85,821
	Transfar Zhilian Co. Ltd., Class A	165,100	98,195
	Triangle Tyre Co. Ltd., Class A	47,200	99,994
	Trina Solar Co. Ltd., Class A	93,219	220,839
*	Trip.com Group Ltd. (9961 HK)	99,700	7,002,338
*	Trip.com Group Ltd. (TCOM US), ADR	293,024	20,561,494
	Triumph Science & Technology Co. Ltd., Class A	49,800	75,546
	TRS Information Technology Corp. Ltd., Class A	23,800	72,836
*	Tsinghua Tongfang Co. Ltd., Class A	144,100	134,596
	Tsingtao Brewery Co. Ltd., Class H	580,000	3,562,249
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	21,199	173,284
	Unisplendour Corp. Ltd., Class A	174,660	610,891
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	110,389	238,110
	Venustech Group, Inc., Class A	46,400	95,896
		Shares	Value»
CHINA — (Continued)
*	Verisilicon Microelectronics Shanghai Co. Ltd., Class A	5,590	$37,855
	Victory Giant Technology Huizhou Co. Ltd., Class A	61,300	455,473
	Vipshop Holdings Ltd., ADR	437,747	6,290,424
*	Visionox Technology, Inc., Class A	49,700	62,550
	Walvax Biotechnology Co. Ltd., Class A	54,900	84,712
*	Wanda Film Holding Co. Ltd., Class A	122,600	186,419
	Wangsu Science & Technology Co. Ltd., Class A	165,500	239,002
	Wanhua Chemical Group Co. Ltd., Class A	185,000	1,751,435
	Want Want China Holdings Ltd.	3,971,000	2,426,834
	Wanxiang Qianchao Co. Ltd., Class A	217,200	181,003
	Wasu Media Holding Co. Ltd., Class A	99,500	98,456
	Weichai Power Co. Ltd., Class H	2,380,800	4,143,061
	Weifu High-Technology Group Co. Ltd., Class A	48,000	120,243
	Weihai Guangwei Composites Co. Ltd., Class A	43,726	183,743
	Wens Foodstuff Group Co. Ltd., Class A	205,180	457,181
	Western Mining Co. Ltd., Class A	148,200	357,543
*	Western Region Gold Co. Ltd., Class A	27,500	46,477
	Western Securities Co. Ltd., Class A	238,600	251,871
	Western Superconducting Technologies Co. Ltd., Class A	29,292	173,209
	Wharf Holdings Ltd.	1,007,000	2,460,108

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Will Semiconductor Co. Ltd. Shanghai, Class A	12,821	$187,187
	Willfar Information Technology Co. Ltd., Class A	12,148	59,985
	Wingtech Technology Co. Ltd., Class A	32,548	151,233
	Winner Medical Co. Ltd., Class A	23,997	134,420
	Winning Health Technology Group Co. Ltd., Class A	125,560	113,408
	Wolong Electric Group Co. Ltd., Class A	126,200	360,860
	Wuchan Zhongda Group Co. Ltd., Class A	476,450	313,177
	Wuhan Dr. Laser Technology Corp. Ltd., Class A	13,400	111,554
	Wuhan East Lake High Technology Group Co. Ltd., Class A	55,000	72,324
	Wuhan Guide Infrared Co. Ltd., Class A	77,693	70,052
	Wuhan Jingce Electronic Group Co. Ltd., Class A	9,800	78,029
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	19,400	48,815
	Wuhu Token Science Co. Ltd., Class A	146,800	125,901
	Wuliangye Yibin Co. Ltd., Class A	212,906	3,754,725
	WUS Printed Circuit Kunshan Co. Ltd., Class A	151,200	873,274
Ω	WuXi AppTec Co. Ltd., Class H	240,260	1,710,023
	Wuxi Autowell Technology Co. Ltd., Class A	15,983	89,892
* Ω	Wuxi Biologics Cayman, Inc.	2,630,000	6,295,460
		Shares	Value»
CHINA — (Continued)
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	37,100	$99,748
	Wuxi NCE Power Co. Ltd., Class A	16,400	72,879
	Wuxi Rural Commercial Bank Co. Ltd., Class A	110,000	88,531
	Wuxi Taiji Industry Ltd. Co., Class A	106,800	99,792
	XCMG Construction Machinery Co. Ltd., Class A	491,903	518,664
	XGD, Inc., Class A	31,000	93,399
	Xiamen Amoytop Biotech Co. Ltd., Class A	21,336	238,093
	Xiamen Bank Co. Ltd., Class A	148,900	114,033
	Xiamen C & D, Inc., Class A	162,400	214,969
	Xiamen Faratronic Co. Ltd., Class A	19,100	325,207
	Xiamen Intretech, Inc., Class A	40,100	79,235
	Xiamen ITG Group Corp. Ltd., Class A	159,530	140,578
	Xiamen Tungsten Co. Ltd., Class A	148,880	399,974
	Xiamen Xiangyu Co. Ltd., Class A	166,300	142,430
	Xi'an Bright Laser Technologies Co. Ltd., Class A	12,047	82,724
*	Xian International Medical Investment Co. Ltd., Class A	63,400	42,591
	Xi'An Shaangu Power Co. Ltd., Class A	97,000	108,217
	Xi'an Triangle Defense Co. Ltd., Class A	29,800	88,600
	Xiangcai Co. Ltd., Class A	122,300	110,301
*	Xiangtan Electric Manufacturing Co. Ltd., Class A	63,200	88,789
	Xianhe Co. Ltd., Class A	30,100	90,256
* Ω	Xiaomi Corp., Class B	4,980,200	24,961,040

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Xinfengming Group Co. Ltd., Class A	153,500	$246,398
	Xinhuanet Co. Ltd., Class A	18,900	59,979
	Xinjiang Joinworld Co. Ltd., Class A	75,400	73,042
	Xinjiang Xintai Natural Gas Co. Ltd., Class A	27,300	113,365
	Xinxiang Richful Lube Additive Co. Ltd., Class A	20,300	133,476
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	192,100	94,300
	Xinyu Iron & Steel Co. Ltd., Class A	174,600	88,950
*	Xizang Zhufeng Resources Co. Ltd., Class A	13,100	18,764
*	XPeng, Inc., Class A	903,100	6,863,428
	Xuji Electric Co. Ltd., Class A	90,600	336,977
Ω	Yadea Group Holdings Ltd.	31,654	52,567
	Yangling Metron New Material, Inc., Class A	34,300	89,064
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	36,000	214,911
	Yankershop Food Co. Ltd., Class A	11,500	84,659
#	Yankuang Energy Group Co. Ltd., Class H	3,890,300	4,115,208
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	20,000	59,562
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	35,100	61,439
	Yantai Eddie Precision Machinery Co. Ltd., Class A	49,800	117,970
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	76,255	436,683
	Yealink Network Technology Corp. Ltd., Class A	40,676	230,781
	YGSOFT, Inc., Class A	81,000	63,868
		Shares	Value»
CHINA — (Continued)
	Yifan Pharmaceutical Co. Ltd., Class A	79,900	$118,418
	Yifeng Pharmacy Chain Co. Ltd., Class A	56,180	177,032
	Yindu Kitchen Equipment Co. Ltd., Class A	14,700	51,978
	Yizumi Holdings Co. Ltd., Class A	30,400	86,987
	Yonfer Agricultural Technology Co. Ltd., Class A	80,000	141,416
*	Yonghui Superstores Co. Ltd., Class A	325,000	245,296
	YongXing Special Materials Technology Co. Ltd., Class A	31,170	166,255
*	Yonyou Network Technology Co. Ltd., Class A	56,300	85,184
	Youngor Fashion Co. Ltd., Class A	319,604	359,978
	YTO Express Group Co. Ltd., Class A	245,662	464,993
	Yuan Longping High-tech Agriculture Co. Ltd., Class A	47,400	66,778
	Yum China Holdings, Inc. (9987 HK)	126,100	5,751,041
	Yum China Holdings, Inc. (YUMC US)	240,132	11,106,105
	YUNDA Holding Group Co. Ltd., Class A	146,490	152,245
	Yunnan Aluminium Co. Ltd., Class A	357,300	817,184
	Yunnan Baiyao Group Co. Ltd., Class A	44,640	356,858
	Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	271,600	208,168
	Yunnan Copper Co. Ltd., Class A	308,200	543,747
	Yunnan Energy Investment Co. Ltd., Class A	52,600	82,325

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Yunnan Energy New Material Co. Ltd., Class A	35,262	$140,861
	Yunnan Tin Co. Ltd., Class A	191,200	383,171
	Yunnan Yuntianhua Co. Ltd., Class A	103,600	329,704
	Zangge Mining Co. Ltd., Class A	97,900	416,435
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	19,450	544,102
	Zhefu Holding Group Co. Ltd., Class A	395,623	163,648
	Zhejiang Cfmoto Power Co. Ltd., Class A	11,300	321,674
	Zhejiang China Commodities City Group Co. Ltd., Class A	325,179	577,938
	Zhejiang Chint Electrics Co. Ltd., Class A	93,421	285,316
	Zhejiang Communications Technology Co. Ltd., Class A	168,620	89,622
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	127,700	79,988
	Zhejiang Crystal-Optech Co. Ltd., Class A	42,300	128,141
	Zhejiang Dahua Technology Co. Ltd., Class A	92,113	193,044
	Zhejiang Daily Digital Culture Group Co. Ltd., Class A	67,400	95,145
	Zhejiang Dingli Machinery Co. Ltd., Class A	28,370	264,443
*	Zhejiang Dun'An Artificial Environment Co. Ltd., Class A	62,400	97,442
	Zhejiang Hailiang Co. Ltd., Class A	143,800	209,844
	Zhejiang HangKe Technology, Inc. Co., Class A	28,456	69,553
		Shares	Value»
CHINA — (Continued)
*	Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	67,600	$79,981
	Zhejiang Huace Film & Television Co. Ltd., Class A	79,100	82,410
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	93,540	200,173
	Zhejiang Huayou Cobalt Co. Ltd., Class A	49,411	199,667
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	110,700	120,756
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	87,700	370,692
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	48,300	81,626
*	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A	138,400	109,230
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	80,500	275,803
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	39,500	70,963
	Zhejiang Jolly Pharmaceutical Co. Ltd., Class A	35,100	71,429
	Zhejiang Juhua Co. Ltd., Class A	158,900	564,768
	Zhejiang Longsheng Group Co. Ltd., Class A	102,400	136,649
	Zhejiang Medicine Co. Ltd., Class A	43,900	91,317
	Zhejiang NHU Co. Ltd., Class A	254,788	791,284
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	157,600	111,257
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	67,794	286,420
	Zhejiang Sanmei Chemical Industry Co. Ltd., Class A	12,300	73,512

The Emerging Markets Series
CONTINUED
	Shares	Value»
CHINA — (Continued)
Zhejiang Semir Garment Co. Ltd., Class A	269,800	$231,335
Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd., Class A	60,000	46,109
Zhejiang Shuanghuan Driveline Co. Ltd., Class A	20,800	100,316
Zhejiang Supor Co. Ltd., Class A	22,354	163,789
Zhejiang Taihua New Material Group Co. Ltd., Class A	51,500	77,204
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	114,100	267,647
Zhejiang Weiming Environment Protection Co. Ltd., Class A	168,503	470,567
Zhejiang Weixing Industrial Development Co. Ltd., Class A	66,500	131,896
Zhejiang Weixing New Building Materials Co. Ltd., Class A	76,434	128,439
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	19,900	53,577
Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	43,896	59,811
Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	68,880	76,226
Zhejiang Yinlun Machinery Co. Ltd., Class A	56,700	157,679
Zheshang Securities Co. Ltd., Class A	86,163	134,412
Zhongji Innolight Co. Ltd., Class A	36,037	570,702
Zhongjin Gold Corp. Ltd., Class A	428,700	785,538
Zhongshan Broad Ocean Motor Co. Ltd., Class A	142,700	112,932
	Shares	Value»
CHINA — (Continued)
Zhongshan Public Utilities Group Co. Ltd., Class A	90,000	$109,156
Zhongtai Securities Co. Ltd., Class A	207,400	178,010
Zhuhai Huafa Properties Co. Ltd., Class A	205,500	151,141
Zhuzhou Hongda Electronics Corp. Ltd., Class A	23,700	93,986
Zhuzhou Kibing Group Co. Ltd., Class A	245,501	193,759
Zibo Qixiang Tengda Chemical Co. Ltd., Class A	210,100	140,394
Zijin Mining Group Co. Ltd., Class H	5,485,000	10,369,042
# Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	746,400	554,382
ZTE Corp., Class H	711,085	2,485,963
ZTO Express Cayman, Inc. (2057 HK)	219,350	4,199,609
ZTO Express Cayman, Inc. (ZTO US), ADR	255,400	4,765,764
ZWSOFT Co. Ltd. Guangzhou, Class A	2,947	35,020
TOTAL CHINA		1,325,454,240
COLOMBIA — (0.1%)
Bancolombia SA (BCOLO CB)	110,695	1,134,591
Bancolombia SA (CIB US), Sponsored ADR	38,399	1,518,681
Cementos Argos SA	17,531	43,108
Grupo Argos SA	186,883	885,305
Grupo Energia Bogota SA ESP	527,402	338,641
Interconexion Electrica SA ESP	262,628	1,154,189
TOTAL COLOMBIA		5,074,515
CZECH REPUBLIC — (0.2%)
CEZ AS	98,530	4,315,760
Komercni Banka AS	56,670	2,078,830

The Emerging Markets Series
CONTINUED
		Shares	Value»
CZECH REPUBLIC — (Continued)
Ω	Moneta Money Bank AS	438,926	$2,479,675
TOTAL CZECH REPUBLIC			8,874,265
EGYPT — (0.0%)
	Commercial International Bank - Egypt (CIB) (CBKD LI), GDR	1,543,475	2,270,972
	Commercial International Bank - Egypt (CIB) (CMGGF US), GDR	122,339	179,838
TOTAL EGYPT			2,450,810
GREECE — (0.5%)
	Alpha Services & Holdings SA	1,860,190	3,422,294
	Eurobank Ergasias Services & Holdings SA	1,320,877	3,305,795
* ††	FF Group	12,618	0
	Hellenic Telecommunications Organization SA	119,969	1,814,081
	Helleniq Energy Holdings SA	44,123	342,834
	Jumbo SA	98,286	2,655,219
	Metlen Energy & Metals SA	69,919	2,513,352
	Motor Oil Hellas Corinth Refineries SA	87,707	1,937,854
	National Bank of Greece SA	426,890	3,699,248
	OPAP SA	113,020	1,938,777
	Piraeus Financial Holdings SA	506,375	2,291,070
	Public Power Corp. SA	126,057	1,719,492
	Terna Energy SA	27,048	561,100
	Titan Cement International SA (TITC GA)	16,011	757,506
TOTAL GREECE			26,958,622
HUNGARY — (0.3%)
	MOL Hungarian Oil & Gas PLC	560,007	4,091,111
	OTP Bank Nyrt	125,562	7,768,447
		Shares	Value»
HUNGARY — (Continued)
	Richter Gedeon Nyrt	82,646	$2,140,411
TOTAL HUNGARY			13,999,969
INDIA — (19.5%)
	360 ONE WAM Ltd.	25,159	292,458
	3M India Ltd.	657	223,331
	ABB India Ltd.	22,884	1,551,239
	ACC Ltd.	70,792	1,634,189
*	Adani Energy Solutions Ltd.	157,160	1,358,978
	Adani Enterprises Ltd.	47,602	1,256,989
*	Adani Green Energy Ltd.	70,147	810,729
	Adani Ports & Special Economic Zone Ltd.	379,562	4,793,143
*	Adani Power Ltd.	684,976	4,047,828
	Adani Total Gas Ltd.	88,113	650,057
*	Aditya Birla Capital Ltd.	775,396	1,596,802
	AIA Engineering Ltd.	13,226	563,709
	Ajanta Pharma Ltd.	9,303	288,276
	Alkem Laboratories Ltd.	26,020	1,517,883
	Ambuja Cements Ltd.	409,686	2,416,252
	Apar Industries Ltd.	9,630	828,107
	APL Apollo Tubes Ltd.	131,978	2,297,430
	Apollo Hospitals Enterprise Ltd.	80,726	6,351,275
	Apollo Tyres Ltd.	131,932	662,417
	Ashok Leyland Ltd.	2,430,926	6,076,292
	Asian Paints Ltd.	189,602	5,032,435
	Astral Ltd.	113,705	1,974,050
Ω	AU Small Finance Bank Ltd.	131,145	909,082
	Aurobindo Pharma Ltd.	290,697	3,917,835
* Ω	Avenue Supermarts Ltd.	44,007	1,856,024
	Axis Bank Ltd. (AXSB IN)	1,619,727	18,369,154
	Bajaj Auto Ltd.	47,981	4,903,671
	Bajaj Finance Ltd.	166,572	15,129,762
	Bajaj Finserv Ltd.	265,639	5,322,883
	Bajaj Holdings & Investment Ltd.	35,473	4,716,623
	Balkrishna Industries Ltd.	97,265	3,102,234
	Bank of Baroda	964,305	2,367,094
	Bank of India	554,306	715,237

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Berger Paints India Ltd.	227,254	$1,241,007
	Bharat Electronics Ltd.	1,893,918	6,389,953
	Bharat Forge Ltd.	276,038	3,933,299
	Bharat Heavy Electricals Ltd.	825,964	1,973,756
	Bharat Petroleum Corp. Ltd.	990,446	2,976,303
	Bharti Airtel Ltd.	1,862,928	34,867,632
	Biocon Ltd.	116,675	485,439
	Blue Star Ltd.	46,473	974,366
	Bosch Ltd.	4,618	1,531,484
	Britannia Industries Ltd.	76,394	4,518,583
	BSE Ltd.	11,240	685,631
	Canara Bank	2,022,935	2,165,748
	CG Power & Industrial Solutions Ltd.	580,808	4,261,697
	Cholamandalam Investment & Finance Co. Ltd.	513,828	7,626,394
	Cipla Ltd.	486,062	8,291,614
	Coal India Ltd.	852,891	3,887,366
	Coforge Ltd.	43,682	4,140,154
	Colgate-Palmolive India Ltd.	125,830	4,092,995
	Container Corp. of India Ltd.	287,774	2,576,310
	Coromandel International Ltd.	63,642	1,327,072
	CRISIL Ltd.	980	60,968
	Cummins India Ltd.	89,852	3,033,159
	Dabur India Ltd.	374,987	2,288,260
	Dalmia Bharat Ltd.	50,419	1,081,837
	Deepak Nitrite Ltd.	52,355	1,400,935
	Divi's Laboratories Ltd.	71,437	4,573,451
	Dixon Technologies India Ltd.	27,187	4,689,626
	DLF Ltd.	453,368	3,879,711
	Dr. Reddy's Laboratories Ltd., ADR	522,156	7,216,196
	Dr. Reddy's Laboratories Ltd. (DRRD IN)	209,625	2,937,083
	Eicher Motors Ltd.	114,768	6,871,563
	Escorts Kubota Ltd.	9,894	416,645
	Exide Industries Ltd.	214,432	927,195
	Federal Bank Ltd.	1,577,773	3,392,839
	Fortis Healthcare Ltd.	206,912	1,534,704
*	FSN E-Commerce Ventures Ltd.	186,903	363,496
		Shares	Value»
INDIA — (Continued)
	GAIL India Ltd. (GAID LI), GDR	58,674	$717,153
	GAIL India Ltd. (GAIL IN)	2,001,507	4,069,438
	GE Vernova T&D India Ltd	13,827	282,844
	GlaxoSmithKline Pharmaceuticals Ltd.	24,111	547,848
	Glenmark Pharmaceuticals Ltd.	18,387	306,755
*	GMR Airports Ltd.	2,810,000	2,343,890
	Godrej Consumer Products Ltd.	200,135	2,575,330
*	Godrej Properties Ltd.	93,187	2,488,571
	Grasim Industries Ltd.	232,502	6,710,552
	Gujarat Fluorochemicals Ltd.	15,556	638,259
	Gujarat Gas Ltd.	36,047	201,730
	Havells India Ltd.	192,730	3,473,071
	HCL Technologies Ltd.	742,549	14,774,883
Ω	HDFC Asset Management Co. Ltd.	82,181	3,784,122
	HDFC Bank Ltd.	1,995,607	39,077,983
Ω	HDFC Life Insurance Co. Ltd.	327,128	2,405,370
	Hero MotoCorp Ltd. (HMCL IN)	175,739	8,771,872
	Hindalco Industries Ltd.	1,268,841	8,658,292
	Hindustan Aeronautics Ltd.	147,012	6,693,488
	Hindustan Petroleum Corp. Ltd.	821,956	3,383,697
	Hindustan Unilever Ltd.	362,262	10,325,552
	ICICI Bank Ltd. (IBN US), Sponsored ADR	649,989	18,635,170
	ICICI Bank Ltd. (ICICIBC IN)	2,536,225	36,502,016
Ω	ICICI Lombard General Insurance Co. Ltd.	171,932	3,693,264
Ω	ICICI Prudential Life Insurance Co. Ltd.	181,663	1,291,187

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	IDFC First Bank Ltd.	3,209,774	$2,335,630
	Indian Bank	184,862	1,179,750
	Indian Hotels Co. Ltd.	594,742	5,233,010
	Indian Oil Corp. Ltd.	1,542,465	2,284,423
	Indian Railway Catering & Tourism Corp. Ltd.	284,868	2,702,208
Ω	Indian Railway Finance Corp. Ltd.	1,324,087	2,292,879
	Indraprastha Gas Ltd.	40,564	94,284
*	Indus Towers Ltd.	1,172,790	4,667,672
	IndusInd Bank Ltd.	281,390	3,222,212
	Info Edge India Ltd.	60,629	5,388,420
	Infosys Ltd. (INFO IN)	2,148,691	46,832,385
#	Infosys Ltd. (INFY US), Sponsored ADR	331,357	7,273,286
* Ω	InterGlobe Aviation Ltd.	134,727	6,706,594
	Ipca Laboratories Ltd.	39,914	663,211
	IRB Infrastructure Developers Ltd.	87,835	58,041
*	ITC Hotels Ltd.	206,143	385,553
	ITC Ltd.	2,061,428	10,625,526
	Jindal Stainless Ltd.	478,805	3,595,116
	Jindal Steel & Power Ltd.	553,892	5,007,405
*	Jio Financial Services Ltd.	1,942,409	5,430,778
	JK Cement Ltd.	9,777	540,521
	JSW Energy Ltd.	441,055	2,585,408
	JSW Steel Ltd.	752,993	8,174,814
	Jubilant Foodworks Ltd.	297,986	2,406,233
	Kalyan Jewellers India Ltd.	73,595	425,137
	KEI Industries Ltd.	29,903	1,389,514
	Kotak Mahindra Bank Ltd.	433,224	9,468,177
	KPIT Technologies Ltd.	132,118	2,147,419
	KPR Mill Ltd.	2,146	22,916
	L&T Finance Ltd.	340,408	570,738
Ω	L&T Technology Services Ltd.	25,325	1,576,558
	Larsen & Toubro Ltd.	365,004	14,962,369
		Shares	Value»
INDIA — (Continued)
	LIC Housing Finance Ltd.	185,390	$1,279,006
	Linde India Ltd.	9,223	664,338
	Lloyds Metals & Energy Ltd.	4,215	60,026
Ω	LTIMindtree Ltd.	58,760	4,004,298
	Lupin Ltd.	236,127	5,679,767
	Mahindra & Mahindra Financial Services Ltd.	432,603	1,418,790
	Mahindra & Mahindra Ltd.	848,690	29,266,963
	Marico Ltd.	528,814	4,088,180
	Maruti Suzuki India Ltd.	64,911	9,194,370
*	Max Financial Services Ltd.	88,737	1,142,580
	Max Healthcare Institute Ltd.	488,037	5,990,395
	Mazagon Dock Shipbuilders Ltd.	1,614	46,114
	Motherson Sumi Wiring India Ltd.	688,604	444,456
	Motilal Oswal Financial Services Ltd.	92,537	678,950
	Mphasis Ltd.	110,972	3,647,204
	MRF Ltd.	2,304	3,028,217
	Muthoot Finance Ltd.	235,205	6,094,893
	National Aluminium Co. Ltd.	486,263	1,127,053
	Nestle India Ltd.	196,275	5,203,766
	NHPC Ltd.	2,001,721	1,863,494
Ω	Nippon Life India Asset Management Ltd.	36,273	243,237
	NMDC Ltd.	4,646,436	3,525,982
*	NMDC Steel Ltd.	1,251,805	599,634
	NTPC Ltd.	2,211,859	8,267,004
	Oberoi Realty Ltd.	101,713	2,120,314
	Oil & Natural Gas Corp. Ltd.	1,467,720	4,428,669
	Oil India Ltd.	263,508	1,278,105
	One 97 Communications Ltd.	20,355	181,049
	Oracle Financial Services Software Ltd.	30,892	3,244,409
	Page Industries Ltd.	5,755	2,969,203
	Patanjali Foods Ltd.	41,341	859,027
*	PB Fintech Ltd.	97,266	1,939,525

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Persistent Systems Ltd.	99,637	$6,934,725
	Petronet LNG Ltd.	1,342,316	4,879,011
	Phoenix Mills Ltd.	133,208	2,514,115
	PI Industries Ltd.	68,216	2,738,213
	Pidilite Industries Ltd.	81,125	2,696,006
	Piramal Pharma Ltd.	327,187	876,504
	Polycab India Ltd.	38,883	2,697,606
	Power Finance Corp. Ltd.	1,960,029	9,541,290
	Power Grid Corp. of India Ltd.	2,286,187	7,948,569
	Prestige Estates Projects Ltd.	109,654	1,749,431
	Procter & Gamble Hygiene & Health Care Ltd.	10,120	1,697,865
	Punjab National Bank	1,858,882	2,164,827
	Rail Vikas Nigam Ltd.	196,294	1,074,054
	REC Ltd.	1,941,970	10,069,245
	Reliance Industries Ltd. (RIL IN)	2,624,120	38,215,614
	Samvardhana Motherson International Ltd.	3,621,419	5,867,524
	SBI Cards & Payment Services Ltd.	219,896	1,975,963
Ω	SBI Life Insurance Co. Ltd.	293,246	5,013,495
	Schaeffler India Ltd.	27,285	1,077,242
	Shree Cement Ltd.	5,977	1,926,851
	Shriram Finance Ltd.	1,747,045	10,966,070
	Siemens Ltd.	25,018	1,748,207
	SJVN Ltd.	304,238	340,774
	Solar Industries India Ltd.	25,227	2,956,769
Ω	Sona Blw Precision Forgings Ltd.	176,514	1,023,490
	SRF Ltd.	159,805	5,191,811
	State Bank of India (SBID LI), GDR	128	11,382
	State Bank of India (SBIN IN)	1,356,915	12,065,202
	State Bank of India (SBKFF US), GDR	1,669	148,207
	Steel Authority of India Ltd.	979,841	1,206,011
		Shares	Value»
INDIA — (Continued)
	Sun Pharmaceutical Industries Ltd. (SUNP IN)	386,954	$7,814,808
	Sundaram Finance Ltd.	42,801	2,258,961
	Supreme Industries Ltd.	44,232	2,019,035
*	Suzlon Energy Ltd.	6,071,490	4,052,294
Ω	Syngene International Ltd.	64,569	554,493
	Tata Communications Ltd.	108,655	2,039,990
	Tata Consultancy Services Ltd.	522,408	24,730,097
	Tata Consumer Products Ltd.	302,303	3,572,719
	Tata Elxsi Ltd.	31,019	2,266,802
	Tata Motors Ltd.	1,557,595	12,811,886
	Tata Power Co. Ltd.	1,037,437	4,373,432
	Tata Steel Ltd.	6,638,101	10,280,020
	Tech Mahindra Ltd.	481,188	9,259,198
	Thermax Ltd.	6,667	291,944
	Titan Co. Ltd.	188,444	7,564,264
	Torrent Pharmaceuticals Ltd.	132,829	5,011,232
	Torrent Power Ltd.	109,893	1,849,580
	Trent Ltd.	122,384	8,106,000
	Tube Investments of India Ltd.	95,434	3,650,273
	TVS Motor Co. Ltd.	218,368	6,170,352
	UltraTech Cement Ltd.	75,562	10,089,424
	Union Bank of India Ltd.	1,550,551	2,053,309
	United Breweries Ltd.	45,973	1,137,737
	United Spirits Ltd.	236,027	3,870,988
	UNO Minda Ltd.	116,895	1,268,764
*	UPL Ltd.	556,261	3,631,438
	Varun Beverages Ltd.	766,821	4,750,833
	Vedanta Ltd.	1,388,095	7,027,479
*	Vodafone Idea Ltd.	14,465,013	1,502,889
	Voltas Ltd.	106,939	1,552,711
	Wipro Ltd.	2,171,160	7,785,587
*	Yes Bank Ltd.	12,333,342	2,730,390
*	Zomato Ltd.	2,722,725	6,950,688
	Zydus Lifesciences Ltd.	252,848	2,823,102
TOTAL INDIA			1,030,496,273

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDONESIA — (1.5%)
*	Adaro Minerals Indonesia Tbk. PT	5,843,200	$360,300
	Alamtri Resources Indonesia Tbk. PT	29,491,600	4,211,413
	Astra International Tbk. PT	13,555,910	3,983,206
	Bank Central Asia Tbk. PT	27,833,000	16,078,558
	Bank Mandiri Persero Tbk. PT	32,775,968	12,042,620
	Bank Negara Indonesia Persero Tbk. PT	11,805,444	3,434,560
*	Bank Pan Indonesia Tbk. PT	130,200	14,637
	Bank Rakyat Indonesia Persero Tbk. PT	34,398,376	8,882,598
	Bank Syariah Indonesia Tbk. PT	10,682,323	1,911,229
	Barito Pacific Tbk. PT	15,362,528	863,787
	Barito Renewables Energy Tbk. PT	2,618,000	1,443,186
*	Bumi Resources Minerals Tbk. PT	11,934,800	279,234
*	Bumi Resources Tbk. PT	25,764,300	186,031
*	Capital Financial Indonesia Tbk. PT	3,747,600	146,034
	Chandra Asri Pacific Tbk. PT	3,078,900	1,340,648
	Charoen Pokphand Indonesia Tbk. PT	5,550,600	1,589,742
	Dayamitra Telekomunikasi PT	5,756,400	226,276
*	Dian Swastatika Sentosa Tbk. PT	129,500	356,527
	Indah Kiat Pulp & Paper Tbk. PT	3,018,300	1,247,067
	Indofood CBP Sukses Makmur Tbk. PT	1,476,600	1,040,980
	Indofood Sukses Makmur Tbk. PT	3,932,000	1,892,373
	Indosat Tbk. PT	5,262,800	744,179
	Kalbe Farma Tbk. PT	12,674,500	982,896
	Mayora Indah Tbk. PT	4,608,025	692,288
		Shares	Value»
INDONESIA — (Continued)
*	Merdeka Battery Materials Tbk. PT	2,932,600	$68,578
*	Merdeka Copper Gold Tbk. PT	617,495	58,936
	Mitra Keluarga Karyasehat Tbk. PT	639,800	94,941
*	MNC Digital Entertainment Tbk. PT	420,000	17,971
	Pantai Indah Kapuk Dua Tbk. PT	379,400	268,748
	Perusahaan Gas Negara Tbk. PT	743,300	72,780
*	Petrindo Jaya Kreasi Tbk. PT	573,400	507,288
	Sarana Menara Nusantara Tbk. PT	13,837,900	537,441
	Sinar Mas Agro Resources & Technology Tbk. PT	449,500	101,686
	Sumber Alfaria Trijaya Tbk. PT	13,178,700	2,320,094
	Telkom Indonesia Persero Tbk. PT (TLKM IJ)	36,996,000	5,958,186
	Tower Bersama Infrastructure Tbk. PT	1,620,100	205,858
	Unilever Indonesia Tbk. PT	5,337,300	532,574
	United Tractors Tbk. PT	2,889,296	4,408,582
*	Vale Indonesia Tbk. PT	1,757,036	322,425
TOTAL INDONESIA			79,426,457
KUWAIT — (0.6%)
	Agility Public Warehousing Co. KSC	869,794	706,702
	Al Ahli Bank of Kuwait KSCP	447,454	430,076
	Boubyan Bank KSCP	362,499	737,401
	Burgan Bank SAK	505,341	338,512
	Gulf Bank KSCP	2,624,300	2,616,512
	Kuwait Finance House KSCP	4,411,579	11,229,423
	Kuwait Telecommunications Co.	149,299	269,688

The Emerging Markets Series
CONTINUED
		Shares	Value»
KUWAIT — (Continued)
	Mabanee Co. KPSC	660,425	$1,703,051
	Mobile Telecommunications Co. KSCP	1,833,979	2,687,562
	National Bank of Kuwait SAKP	3,775,323	11,787,533
	National Industries Group Holding SAK	729,716	626,315
TOTAL KUWAIT			33,132,775
MALAYSIA — (1.6%)
	Alliance Bank Malaysia Bhd.	629,200	733,286
	AMMB Holdings Bhd. (AMM MK)	2,154,159	2,722,786
	Axiata Group Bhd.	3,103,632	1,542,241
	Batu Kawan Bhd.	124,700	563,785
	Bursa Malaysia Bhd.	444,200	831,443
	Carlsberg Brewery Malaysia Bhd.	32,600	145,129
	CELCOMDIGI Bhd.	1,985,320	1,667,530
*	Chin Hin Group Bhd.	109,600	55,494
	CIMB Group Holdings Bhd.	4,108,770	7,375,793
	Dialog Group Bhd.	2,114,418	898,922
	Fraser & Neave Holdings Bhd.	124,300	708,614
#	Gamuda Bhd.	4,304,552	3,889,837
#	Genting Bhd.	1,872,800	1,522,530
#	Genting Malaysia Bhd.	2,873,200	1,434,391
*	Greatech Technology Bhd.	51,800	23,173
#	HAP Seng Consolidated Bhd.	605,500	448,032
	Hartalega Holdings Bhd.	1,492,400	1,105,215
	Heineken Malaysia Bhd.	134,000	730,587
	Hong Leong Bank Bhd.	259,166	1,172,199
	Hong Leong Financial Group Bhd.	243,883	988,979
	IHH Healthcare Bhd.	1,034,100	1,660,185
#	IJM Corp. Bhd.	2,122,200	1,132,604
#	Inari Amertron Bhd.	2,589,500	1,463,400
	IOI Corp. Bhd.	1,534,905	1,278,678
	IOI Properties Group Bhd.	1,450,429	684,506
		Shares	Value»
MALAYSIA — (Continued)
	KPJ Healthcare Bhd.	627,300	$317,002
#	Kuala Lumpur Kepong Bhd.	400,096	1,783,859
	Malayan Banking Bhd.	2,464,719	5,714,081
	Malaysia Airports Holdings Bhd.	1,059,750	2,599,987
	Maxis Bhd.	1,155,400	900,676
	MISC Bhd.	629,598	1,021,220
Ω	Mr. DIY Group M Bhd.	2,400,250	902,033
	My EG Services Bhd.	4,940,687	1,053,705
#	Nestle Malaysia Bhd.	44,900	905,088
	Petronas Chemicals Group Bhd.	1,070,900	1,116,198
#	Petronas Dagangan Bhd.	182,100	800,943
	Petronas Gas Bhd.	360,800	1,389,739
	PPB Group Bhd.	460,880	1,233,928
	Press Metal Aluminium Holdings Bhd.	1,958,700	2,144,876
	Public Bank Bhd.	8,022,870	7,749,353
	QL Resources Bhd.	1,443,877	1,478,120
	RHB Bank Bhd.	1,823,880	2,629,696
	Scientex Bhd.	323,000	291,839
	SD Guthrie Bhd.	1,387,121	1,505,158
	Sime Darby Bhd.	3,354,061	1,688,736
	Sime Darby Property Bhd.	560,800	177,487
#	SP Setia Bhd. Group	791,200	238,540
#	Sunway Bhd.	1,612,282	1,568,713
	Telekom Malaysia Bhd.	803,529	1,186,404
#	Tenaga Nasional Bhd.	1,201,450	3,662,176
#	TIME dotCom Bhd.	978,700	1,019,337
# *	Top Glove Corp. Bhd.	5,149,500	1,381,256
	United Plantations Bhd.	145,900	1,001,496
#	ViTrox Corp. Bhd.	353,700	306,677
	Westports Holdings Bhd.	590,000	605,962
#	Yinson Holdings Bhd.	1,531,778	799,903
	YTL Corp. Bhd.	3,170,712	1,348,739
#	YTL Power International Bhd.	1,223,900	856,088
TOTAL MALAYSIA			86,158,354

The Emerging Markets Series
CONTINUED
		Shares	Value»
MEXICO — (1.6%)
#	America Movil SAB de CV (AMXB MM)	12,507,105	$8,781,893
	Arca Continental SAB de CV	277,517	2,528,214
#	Becle SAB de CV	324,218	288,514
	Cemex SAB de CV (CEMEXCPO MM)	9,954,081	5,879,643
	Cemex SAB de CV (CX US), Sponsored ADR	66,225	392,714
	Coca-Cola Femsa SAB de CV (KOFUBL MM)	362,169	2,835,027
*	Controladora AXTEL SAB de CV	3,493,876	60,361
	El Puerto de Liverpool SAB de CV, Class C1	163,857	817,941
	Fomento Economico Mexicano SAB de CV (FEMSAUBD MM)	706,260	6,009,106
	Gruma SAB de CV, Class B	204,107	3,522,180
	Grupo Aeroportuario del Centro Norte SAB de CV	100,093	945,092
#	Grupo Aeroportuario del Pacifico SAB de CV (GAPB MM), Class B	217,300	4,010,224
	Grupo Aeroportuario del Pacifico SAB de CV (PAC US), ADR	10,856	2,012,160
	Grupo Aeroportuario del Sureste SAB de CV (ASR US), ADR	11,861	3,255,489
	Grupo Aeroportuario del Sureste SAB de CV (ASURB MM), Class B	2,990	81,351
#	Grupo Bimbo SAB de CV	770,885	2,020,030
	Grupo Carso SAB de CV	566,311	3,216,074
#	Grupo Comercial Chedraui SA de CV	258,898	1,492,893
	Grupo Elektra SAB de CV	13,930	230,582
		Shares	Value»
MEXICO — (Continued)
	Grupo Financiero Banorte SAB de CV, Class O	1,676,535	$11,637,525
*	Grupo Financiero Inbursa SAB de CV, Class O	1,553,544	3,309,959
	Grupo Mexico SAB de CV	1,932,128	9,431,269
*	Industrias Penoles SAB de CV	176,469	2,502,603
	Kimberly-Clark de Mexico SAB de CV, Class A	1,549,006	2,309,082
	Organizacion Soriana SAB de CV, Class B	211,057	297,203
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	89,406	832,060
*	Vista Energy SAB de CV (VIST US), ADR	2,414	130,235
	Wal-Mart de Mexico SAB de CV	2,363,302	6,156,309
TOTAL MEXICO			84,985,733
PERU — (0.1%)
	Cementos Pacasmayo SAA, ADR	15,879	93,529
	Cia de Minas Buenaventura SAA, ADR	53,274	679,776
	Credicorp Ltd.	31,409	5,750,988
TOTAL PERU			6,524,293
PHILIPPINES — (0.6%)
	Aboitiz Equity Ventures, Inc.	836,620	461,193
	Aboitiz Power Corp.	1,003,100	684,908
	ACEN Corp.	3,915,079	207,684
	Ayala Corp.	158,362	1,474,175
	Ayala Land, Inc.	2,952,618	1,123,448
	Bank of the Philippine Islands	1,490,242	2,968,654
	BDO Unibank, Inc.	1,864,754	4,389,892
	China Banking Corp.	59,280	94,487
	DMCI Holdings, Inc.	1,834,700	342,306
	Emperador, Inc.	1,154,200	317,408

The Emerging Markets Series
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Globe Telecom, Inc.	33,857	$1,280,278
	International Container Terminal Services, Inc.	578,350	3,453,313
	JG Summit Holdings, Inc.	1,661,219	458,990
	Jollibee Foods Corp.	329,910	1,253,674
	Manila Electric Co.	113,390	869,190
	Metropolitan Bank & Trust Co.	2,650,468	3,142,186
Ω	Monde Nissin Corp.	925,300	105,160
	PLDT, Inc. (TEL PM)	68,405	1,565,499
	San Miguel Corp.	1,006,210	1,123,792
	SM Investments Corp.	102,383	1,364,060
	SM Prime Holdings, Inc.	4,049,810	1,601,579
	Universal Robina Corp.	749,180	779,305
TOTAL PHILIPPINES			29,061,181
POLAND — (1.0%)
	Alior Bank SA	111,372	2,570,680
* Ω	Allegro.eu SA	120,453	883,972
	Bank Handlowy w Warszawie SA	28,542	687,883
# *	Bank Millennium SA	444,766	1,134,070
	Bank Polska Kasa Opieki SA	133,639	5,242,381
	Benefit Systems SA	112	82,112
	Budimex SA	12,138	1,421,278
*	CCC SA	20,231	850,320
	CD Projekt SA	44,998	2,327,073
*	Cyfrowy Polsat SA	21,283	80,660
* Ω	Dino Polska SA	31,470	3,481,344
	ING Bank Slaski SA	23,634	1,653,194
	KGHM Polska Miedz SA	117,206	3,593,779
	KRUK SA	14,971	1,574,141
	LPP SA	786	3,171,365
*	mBank SA	11,828	1,826,246
	Orange Polska SA	634,758	1,243,641
	ORLEN SA	428,452	5,649,486
*	Pepco Group NV	98,578	416,185
*	PGE Polska Grupa Energetyczna SA	785,041	1,259,875
	Powszechna Kasa Oszczednosci Bank Polski SA	350,010	5,742,515
		Shares	Value»
POLAND — (Continued)
	Powszechny Zaklad Ubezpieczen SA	383,785	$4,705,824
	Santander Bank Polska SA	14,447	1,793,435
TOTAL POLAND			51,391,459
QATAR — (0.8%)
	Al Rayan Bank	3,963,611	2,598,580
	Barwa Real Estate Co.	1,062,066	835,088
	Commercial Bank PSQC	3,323,683	4,196,844
	Industries Qatar QSC	379,869	1,432,334
	Mesaieed Petrochemical Holding Co.	3,619,196	1,520,729
	Ooredoo QPSC	1,220,788	4,331,854
	Qatar Electricity & Water Co. QSC	365,540	1,588,739
	Qatar Fuel QSC	427,169	1,797,014
	Qatar Gas Transport Co. Ltd.	2,701,345	3,195,546
	Qatar International Islamic Bank QSC	742,448	2,169,882
	Qatar Islamic Bank QPSC	656,062	3,711,276
	Qatar National Bank QPSC	3,503,710	16,065,766
	Qatar Navigation QSC	333,723	1,003,552
TOTAL QATAR			44,447,204
RUSSIA — (0.0%)
* ††	Gazprom PJSC (OGZD LI), Sponsored ADR	982,159	0
* ††	Gazprom PJSC (OGZPY US), Sponsored ADR	311,153	0
††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), GDR	172,148	0
††	PhosAgro PJSC	581	0
* ††,††	Polyus PJSC (PLZL LI), GDR	20,177	0
* ††	RusHydro PJSC (HYDR LI), ADR	801,602	0
* ††	RusHydro PJSC (RSHYY US), ADR	6,421	0

The Emerging Markets Series
CONTINUED
		Shares	Value»
RUSSIA — (Continued)
††	Sberbank of Russia PJSC (SBER LI), Sponsored ADR	948,237	$0
* ††	Severstal PAO (SVJTY US), GDR	110	0
* ††	Severstal PAO (SVST LI), GDR	67,765	0
* ††,††	VTB Bank PJSC (VTBR LI), GDR	1,705,908	0
SAUDI ARABIA — (3.8%)
	ACWA Power Co.	73,421	8,005,913
	Al Rajhi Bank	1,034,714	27,289,694
*	Al Rajhi Co. for Co-operative Insurance	19,886	921,010
	Alinma Bank	939,614	7,475,022
	Almarai Co. JSC	416,238	6,533,047
	Arab National Bank	743,324	4,237,446
	Arabian Internet & Communications Services Co.	21,572	1,833,716
	Astra Industrial Group Co.	25,779	1,291,446
	Bank AlBilad	461,843	4,909,530
*	Bank Al-Jazira	564,335	2,832,907
	Banque Saudi Fransi	803,469	3,437,829
	Bupa Arabia for Cooperative Insurance Co.	68,353	3,389,161
	Co. for Cooperative Insurance	59,968	2,427,365
	Dallah Healthcare Co.	13,671	580,217
*	Dar Al Arkan Real Estate Development Co.	631,050	2,775,319
	Dr. Sulaiman Al Habib Medical Services Group Co.	72,039	5,611,726
	Etihad Etisalat Co.	560,607	8,648,194
	Jarir Marketing Co.	514,746	1,758,516
	Mouwasat Medical Services Co.	103,240	2,533,940
	Nahdi Medical Co.	34,141	1,073,485
	Power & Water Utility Co. for Jubail & Yanbu	24,316	333,057
*	Rabigh Refining & Petrochemical Co.	100,981	220,085
	Riyad Bank	1,187,499	9,270,805
	Riyadh Cables Group Co.	23,839	900,405
		Shares	Value»
SAUDI ARABIA — (Continued)
	SABIC Agri-Nutrients Co.	213,010	$6,530,415
	Sahara International Petrochemical Co.	421,664	2,619,458
*	Saudi Arabian Mining Co.	482,233	6,255,726
Ω	Saudi Arabian Oil Co.	2,429,168	17,975,433
	Saudi Aramco Base Oil Co.	53,150	1,579,477
	Saudi Awwal Bank	789,067	7,558,172
	Saudi Basic Industries Corp.	343,682	6,138,127
	Saudi Electricity Co.	627,932	2,848,120
	Saudi Industrial Investment Group	155,481	726,703
	Saudi Investment Bank	549,691	2,212,080
	Saudi National Bank	1,211,144	11,031,909
*	Saudi Research & Media Group	42,250	2,990,067
	Saudi Tadawul Group Holding Co.	28,777	1,613,449
	Saudi Telecom Co.	1,656,462	19,195,485
*	Savola Group	155,432	1,615,003
	Yanbu National Petrochemical Co.	206,107	2,060,450
TOTAL SAUDI ARABIA			201,239,909
SOUTH AFRICA — (2.8%)
	Absa Group Ltd.	661,335	6,560,097
	Anglo American Platinum Ltd.	30,706	1,077,274
	Anglogold Ashanti PLC (AU US)	174,864	5,282,641
	Aspen Pharmacare Holdings Ltd.	332,053	3,165,922
	Bid Corp. Ltd.	187,603	4,777,173
	Bidvest Group Ltd.	382,266	5,214,739
	Capitec Bank Holdings Ltd.	37,715	6,004,944
#	Clicks Group Ltd.	274,973	5,291,118
	Discovery Ltd.	597,326	5,781,621
	Exxaro Resources Ltd.	297,414	2,784,186
	FirstRand Ltd.	2,901,526	11,804,862
	Gold Fields Ltd. (GFI SJ)	2,573	43,961

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
#	Gold Fields Ltd. (GFI US), Sponsored ADR	584,160	$9,889,829
	Harmony Gold Mining Co. Ltd. (HAR SJ)	355,901	4,049,281
#	Harmony Gold Mining Co. Ltd. (HMY US), Sponsored ADR	251,806	2,837,854
*	Impala Platinum Holdings Ltd.	699,290	3,838,170
	Investec Ltd.	260,237	1,660,867
	Kumba Iron Ore Ltd.	42,784	888,640
	Mr. Price Group Ltd.	190,052	2,533,544
	MTN Group Ltd.	1,300,541	7,977,503
*	MultiChoice Group	45,892	265,587
	Naspers Ltd., Class N	55,289	11,656,589
	Nedbank Group Ltd.	446,735	6,572,674
	NEPI Rockcastle NV	512,113	3,860,054
	Northam Platinum Holdings Ltd.	68,034	459,949
	Old Mutual Ltd. (OMU SJ)	3,135,716	2,075,267
	OUTsurance Group Ltd.	461,022	1,549,683
Ω	Pepkor Holdings Ltd.	2,391,138	3,295,546
	Sanlam Ltd.	1,183,031	5,157,740
#	Sasol Ltd. (SSL US), Sponsored ADR	378,635	1,779,584
	Shoprite Holdings Ltd.	333,733	5,094,218
	Standard Bank Group Ltd.	1,025,361	11,952,990
	Vodacom Group Ltd.	426,700	2,495,638
	Woolworths Holdings Ltd.	842,378	2,618,104
TOTAL SOUTH AFRICA			150,297,849
SOUTH KOREA — (10.1%)
*	Alteogen, Inc.	12,397	3,140,596
	Amorepacific Corp.	12,466	1,106,807
	AMOREPACIFIC Group	25,047	414,221
	BGF retail Co. Ltd.	4,003	284,675
	BNK Financial Group, Inc.	307,311	2,561,674
		Shares	Value»
SOUTH KOREA — (Continued)
# *	Celltrion Pharm, Inc.	8,205	$298,210
	Celltrion, Inc.	43,373	5,330,537
*	Cheil Worldwide, Inc.	72,361	852,766
	CJ CheilJedang Corp.	10,398	1,723,803
	CJ Corp.	24,685	1,611,077
	CJ Logistics Corp.	11,017	602,593
	Classys, Inc.	17,370	643,404
*	CosmoAM&T Co. Ltd.	12,603	453,925
	Coway Co. Ltd.	62,794	3,321,864
	CS Wind Corp.	8,522	243,683
	DB Insurance Co. Ltd.	83,038	5,525,090
#	Dongsuh Cos., Inc.	20,637	329,086
	Doosan Bobcat, Inc.	62,585	2,056,012
#	Doosan Co. Ltd.	7,670	1,482,206
*	Doosan Enerbility Co. Ltd.	451,866	7,374,659
*	Doosan Fuel Cell Co. Ltd.	22,430	250,245
	Douzone Bizon Co. Ltd.	2,076	97,371
# *	Ecopro BM Co. Ltd.	16,592	1,480,944
*	Ecopro Co. Ltd.	52,695	2,191,268
	E-MART, Inc.	9,832	434,697
*	Enchem Co. Ltd.	4,046	359,152
	Eo Technics Co. Ltd.	2,200	213,836
#	F&F Co. Ltd.	15,900	699,687
#	Fila Holdings Corp.	50,915	1,370,836
*	Green Cross Corp.	3,210	303,105
	GS Holdings Corp. (078930 KS)	60,531	1,596,970
*	GS P&L Co. Ltd.	6,432	85,081
	GS Retail Co. Ltd.	27,117	284,798
	Hana Financial Group, Inc.	384,571	15,917,601
*	Hanall Biopharma Co. Ltd.	9,326	259,026
#	Hanjin Kal Corp.	16,227	933,467
	Hankook Tire & Technology Co. Ltd.	92,545	2,596,449
	Hanmi Pharm Co. Ltd.	6,447	1,076,968
	Hanmi Science Co. Ltd.	11,934	226,500
	Hanmi Semiconductor Co. Ltd.	20,861	1,599,352
	Hanon Systems	61,204	179,121

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hanwha Aerospace Co. Ltd.	18,716	$5,127,926
	Hanwha Life Insurance Co. Ltd.	278,753	476,352
*	Hanwha Ocean Co. Ltd.	26,940	1,053,097
	Hanwha Solutions Corp.	107,315	1,447,113
#	Hanwha Systems Co. Ltd.	49,412	852,840
*	Hanwha Vision Co. Ltd.	20,731	455,644
	HD Hyundai Co. Ltd.	72,148	4,104,053
	HD Hyundai Electric Co. Ltd.	17,979	5,023,387
*	HD Hyundai Heavy Industries Co. Ltd.	7,340	1,561,121
	HD Hyundai Infracore Co. Ltd.	33,607	169,102
*	HD Hyundai Mipo	15,971	1,357,459
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	33,988	5,387,182
	HL Mando Co. Ltd.	26,878	817,999
*	HLB Life Science Co. Ltd.	3,810	27,772
*	HLB, Inc.	37,948	2,091,617
	HMM Co. Ltd.	206,035	2,685,544
# *	Hugel, Inc.	5,376	873,325
	HYBE Co. Ltd.	6,765	1,044,060
	Hyosung Heavy Industries Corp.	2,938	901,229
	Hyundai Autoever Corp.	6,615	646,257
	Hyundai Elevator Co. Ltd.	15,545	565,342
	Hyundai Engineering & Construction Co. Ltd.	70,249	1,495,472
	Hyundai Glovis Co. Ltd.	57,145	5,837,850
	Hyundai Marine & Fire Insurance Co. Ltd.	67,409	1,144,080
	Hyundai Mobis Co. Ltd.	40,479	7,304,663
	Hyundai Motor Co.	110,217	15,512,937
	Hyundai Rotem Co. Ltd.	66,286	2,684,022
	Hyundai Steel Co.	77,199	1,223,672
		Shares	Value»
SOUTH KOREA — (Continued)
	Industrial Bank of Korea	354,891	$3,780,606
	JB Financial Group Co. Ltd.	159,888	2,167,607
	JYP Entertainment Corp.	18,057	928,282
	Kakao Corp.	98,695	2,591,208
	KakaoBank Corp.	46,502	674,045
*	Kakaopay Corp.	11,156	205,875
	Kangwon Land, Inc.	66,440	764,237
	KB Financial Group, Inc. (105560 KS)	274,525	17,199,328
	KB Financial Group, Inc. (KB US), ADR	4,174	260,750
	KCC Corp.	4,380	744,714
#	KEPCO Engineering & Construction Co., Inc.	7,306	344,386
	KEPCO Plant Service & Engineering Co. Ltd.	13,138	418,334
	Kia Corp.	207,178	14,456,431
	KIWOOM Securities Co. Ltd.	25,231	2,162,865
	Korea Aerospace Industries Ltd.	73,272	2,676,764
*	Korea Electric Power Corp. (015760 KS)	170,753	2,464,352
*	Korea Gas Corp.	24,489	573,628
	Korea Investment Holdings Co. Ltd.	51,532	2,802,238
	Korean Air Lines Co. Ltd.	201,280	3,417,160
*	Krafton, Inc.	21,699	5,406,422
#	KT Corp. (KT US), Sponsored ADR	82,100	1,422,793
#	KT&G Corp.	80,950	6,138,725
*	Kum Yang Co. Ltd.	15,662	192,800
	Kumho Petrochemical Co. Ltd.	20,008	1,447,670
*	L&F Co. Ltd.	7,381	443,163
	LEENO Industrial, Inc.	10,832	1,581,372
	LG Chem Ltd.	41,103	6,666,311
	LG Corp.	66,651	3,416,802
*	LG Display Co. Ltd. (034220 KS)	169,698	1,073,986
# *	LG Display Co. Ltd. (LPL US), ADR	290,355	937,847
	LG Electronics, Inc.	153,222	8,828,036

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
# *	LG Energy Solution Ltd.	6,507	$1,566,526
	LG H&H Co. Ltd.	8,789	1,848,340
	LG Innotek Co. Ltd.	16,124	1,637,196
	LG Uplus Corp.	284,494	1,960,336
	LIG Nex1 Co. Ltd.	12,128	1,881,151
# *	LigaChem Biosciences, Inc.	11,496	991,846
	Lotte Chemical Corp.	14,151	551,318
	Lotte Corp.	29,517	421,957
	LOTTE Fine Chemical Co. Ltd.	959	26,136
	LS Corp.	26,502	2,147,588
#	LS Electric Co. Ltd.	25,318	3,999,415
	Macquarie Korea Infrastructure Fund	344,247	2,486,022
	Meritz Financial Group, Inc.	90,987	7,117,124
	Mirae Asset Securities Co. Ltd.	241,528	1,392,675
	NAVER Corp.	32,301	4,783,360
	NCSoft Corp.	9,415	1,114,196
# * Ω	Netmarble Corp.	19,169	580,845
	NH Investment & Securities Co. Ltd.	225,821	2,233,982
	NongShim Co. Ltd.	2,975	712,180
	Orion Corp.	26,626	1,850,199
	Ottogi Corp.	332	87,462
	Pan Ocean Co. Ltd.	290,858	662,055
*	Pearl Abyss Corp.	16,556	329,258
*	Peptron, Inc.	3,515	234,080
*	PharmaResearch Co. Ltd.	3,718	614,898
#	Posco DX Co. Ltd.	45,598	586,008
#	POSCO Future M Co. Ltd.	8,327	810,768
	POSCO Holdings, Inc. (005490 KS)	31,556	5,621,761
#	Posco International Corp.	46,227	1,328,907
*	Rainbow Robotics	4,141	846,539
	S-1 Corp.	17,230	706,176
*	Sam Chun Dang Pharm Co. Ltd.	7,088	889,135
* Ω	Samsung Biologics Co. Ltd.	8,656	6,401,943
	Samsung C&T Corp.	44,357	3,636,240
	Samsung Card Co. Ltd. (029780 KS)	31,975	921,109
		Shares	Value»
SOUTH KOREA — (Continued)
	Samsung Electro-Mechanics Co. Ltd.	41,770	$3,825,839
	Samsung Electronics Co. Ltd. (005930 KS)	3,188,235	113,863,730
	Samsung Engineering Co. Ltd.	175,128	2,160,196
	Samsung Fire & Marine Insurance Co. Ltd.	37,896	9,890,720
*	Samsung Heavy Industries Co. Ltd.	315,378	2,804,468
*	Samsung Life Insurance Co. Ltd.	55,854	3,408,256
	Samsung SDI Co. Ltd.	27,283	4,133,861
	Samsung SDS Co. Ltd.	26,666	2,204,743
	Samsung Securities Co. Ltd.	125,495	3,914,515
	Samyang Foods Co. Ltd.	2,289	1,071,963
	Shinhan Financial Group Co. Ltd. (055550 KS)	324,111	11,290,037
	Shinhan Financial Group Co. Ltd. (SHG US), ADR	39,246	1,374,395
	Shinsegae, Inc.	1,464	133,325
*	Silicon2 Co. Ltd.	12,696	266,801
*	SK Biopharmaceuticals Co. Ltd.	19,404	1,443,978
*	SK Bioscience Co. Ltd.	12,585	421,774
#	SK Hynix, Inc.	350,390	47,172,861
* Ω	SK IE Technology Co. Ltd.	15,226	239,043
*	SK Innovation Co. Ltd.	3,789	330,199
	SK Telecom Co. Ltd. (017670 KS)	46,340	1,764,589
	SK, Inc.	36,024	3,646,603
# *	SKC Co. Ltd.	11,449	1,221,943
	SM Entertainment Co. Ltd.	2,183	124,933
	S-Oil Corp.	45,183	1,890,104
	Soulbrain Co. Ltd.	2,201	253,332
	ST Pharm Co. Ltd.	787	46,621
*	Taihan Electric Wire Co. Ltd.	29,224	262,005

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Woori Financial Group, Inc. (316140 KS)	791,798	$8,711,446
	Youngone Corp.	8,203	246,746
	Yuhan Corp.	26,942	2,387,473
TOTAL SOUTH KOREA			533,058,446
TAIWAN — (19.7%)
	Accton Technology Corp.	302,000	6,934,944
#	Acer, Inc.	3,398,811	3,817,535
#	Advanced Energy Solution Holding Co. Ltd.	24,000	867,718
	Advantech Co. Ltd.	233,089	2,668,531
	Airoha Technology Corp.	11,000	222,939
	Airtac International Group	111,602	2,910,193
	Alchip Technologies Ltd.	50,000	4,651,485
	AP Memory Technology Corp.	6,000	54,787
	Apex Dynamics, Inc.	1,000	24,301
#	ASE Technology Holding Co. Ltd.	1,651,782	8,573,584
	Asia Cement Corp.	2,725,758	3,393,621
	Asia Vital Components Co. Ltd.	173,000	2,912,791
	ASMedia Technology, Inc.	21,000	1,267,429
	ASPEED Technology, Inc.	31,300	3,301,193
	Asustek Computer, Inc.	627,180	11,416,236
	AUO Corp. (2409 TT)	7,603,498	3,276,358
#	AURAS Technology Co. Ltd.	46,000	852,986
	Bizlink Holding, Inc.	53,551	1,013,437
#	Bora Pharmaceuticals Co. Ltd.	57,255	1,391,759
*	Caliway Biopharmaceuticals Co. Ltd.	23,000	486,718
	Catcher Technology Co. Ltd.	708,429	4,254,693
	Cathay Financial Holding Co. Ltd.	4,347,393	8,765,557
	Chailease Holding Co. Ltd.	1,396,952	4,874,406
		Shares	Value»
TAIWAN — (Continued)
	Chang Hwa Commercial Bank Ltd.	5,208,448	$2,876,135
#	Cheng Shin Rubber Industry Co. Ltd.	2,291,965	3,447,949
	Chicony Electronics Co. Ltd.	810,497	3,753,244
	China Airlines Ltd.	5,213,536	4,096,776
	China Steel Corp.	9,023,932	5,522,548
	Chipbond Technology Corp.	558,000	1,083,296
	Chroma ATE, Inc.	372,000	4,189,194
#	Chung-Hsin Electric & Machinery Manufacturing Corp.	562,000	2,631,072
	Chunghwa Telecom Co. Ltd. (2412 TT)	722,000	2,756,981
#	Chunghwa Telecom Co. Ltd. (CHT US), Sponsored ADR	111,161	4,317,493
	Compal Electronics, Inc.	5,016,541	5,532,911
#	Compeq Manufacturing Co. Ltd.	1,260,000	2,632,891
	CTBC Financial Holding Co. Ltd.	10,705,175	12,742,208
	Delta Electronics, Inc.	890,486	11,603,064
	E Ink Holdings, Inc.	602,000	5,052,921
	E.Sun Financial Holding Co. Ltd.	10,515,291	8,867,790
	Eclat Textile Co. Ltd.	171,402	2,730,771
	Elite Material Co. Ltd.	263,000	4,827,620
	eMemory Technology, Inc.	59,000	5,823,274
	Eva Airways Corp.	4,630,758	6,676,673
	Evergreen Marine Corp. Taiwan Ltd.	1,066,289	6,614,025
	Far Eastern International Bank	635,809	260,146
	Far Eastern New Century Corp.	3,702,085	3,506,677
	Far EasTone Telecommunications Co. Ltd.	1,940,000	5,201,926
	Faraday Technology Corp.	137,097	908,409

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Feng TAY Enterprise Co. Ltd.	471,666	$1,875,498
	First Financial Holding Co. Ltd.	10,261,863	8,659,464
#	Formosa Chemicals & Fibre Corp.	2,712,518	2,310,373
#	Formosa Petrochemical Corp.	487,000	535,605
#	Formosa Plastics Corp.	2,928,153	3,216,844
	Formosa Sumco Technology Corp.	81,000	221,569
#	Fortune Electric Co. Ltd.	71,200	1,204,483
	Foxconn Technology Co. Ltd.	1,025,627	2,429,891
	Fubon Financial Holding Co. Ltd.	3,789,252	10,614,399
	Genius Electronic Optical Co. Ltd.	43,695	591,371
	Getac Holdings Corp.	429,000	1,544,033
	Giant Manufacturing Co. Ltd.	379,810	1,678,963
	Gigabyte Technology Co. Ltd.	343,000	2,593,411
#	Global Unichip Corp.	76,000	3,013,456
#	Globalwafers Co. Ltd.	282,000	2,906,218
#	Gold Circuit Electronics Ltd.	370,000	2,431,501
	Goldsun Building Materials Co. Ltd.	23,000	30,946
	Great Wall Enterprise Co. Ltd.	50,000	78,338
	Highwealth Construction Corp.	1,591,444	2,054,571
	Hiwin Technologies Corp.	385,291	3,412,333
	Hon Hai Precision Industry Co. Ltd. (2317 TT)	5,740,322	30,651,213
#	Hotai Finance Co. Ltd.	137,940	336,226
	Hotai Motor Co. Ltd.	167,960	3,080,507
		Shares	Value»
TAIWAN — (Continued)
	Hua Nan Financial Holdings Co. Ltd.	7,488,645	$6,370,502
	Innolux Corp.	7,952,372	3,368,646
	International Games System Co. Ltd.	284,000	8,114,042
#	Inventec Corp.	2,220,550	3,273,340
	Jentech Precision Industrial Co. Ltd.	50,000	2,069,297
#	Jinan Acetate Chemical Co. Ltd.	59,657	1,517,747
	JSL Construction & Development Co. Ltd.	53,000	146,539
	KGI Financial Holding Co. Ltd.	13,094,045	6,844,855
#	King Slide Works Co. Ltd.	33,000	1,494,787
	King Yuan Electronics Co. Ltd.	1,526,000	5,106,619
	King's Town Bank Co. Ltd.	329,000	510,872
	Largan Precision Co. Ltd. (3008 TT)	69,860	5,772,965
	Lien Hwa Industrial Holdings Corp.	1,000,819	1,504,506
	Lite-On Technology Corp.	1,651,410	5,404,649
	Lotes Co. Ltd.	90,700	5,110,286
	Lotus Pharmaceutical Co. Ltd.	192,000	1,497,170
	Macronix International Co. Ltd.	1,138,074	661,062
#	Makalot Industrial Co. Ltd.	205,020	2,170,299
	MediaTek, Inc.	759,995	32,913,123
	Mega Financial Holding Co. Ltd.	5,243,541	6,166,216
	Merida Industry Co. Ltd.	155,287	737,839
	Micro-Star International Co. Ltd.	868,000	4,750,863
	Mitac Holdings Corp.	16,000	34,953
#	momo.com, Inc.	85,555	919,147
	MPI Corp.	5,000	130,102
	Nan Ya Plastics Corp.	3,355,599	3,280,636

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Nan Ya Printed Circuit Board Corp.	199,000	$815,664
# *	Nanya Technology Corp.	1,217,010	1,094,233
	Nien Made Enterprise Co. Ltd.	221,000	2,901,134
#	Novatek Microelectronics Corp.	631,000	9,916,208
*	Oneness Biotech Co. Ltd.	55,234	132,263
	Parade Technologies Ltd.	46,000	973,917
	Pegatron Corp.	1,946,345	5,663,036
*	PharmaEssentia Corp.	176,869	3,680,533
#	Phison Electronics Corp.	169,000	2,404,754
	Pou Chen Corp.	2,506,487	2,779,763
# *	Powerchip Semiconductor Manufacturing Corp.	3,526,000	2,125,597
	Powertech Technology, Inc.	902,819	3,133,647
	President Chain Store Corp.	408,831	3,226,089
	Qisda Corp.	1,446,000	1,525,634
	Quanta Computer, Inc.	1,232,000	9,767,459
	Radiant Opto-Electronics Corp.	571,000	3,472,363
	Realtek Semiconductor Corp.	220,950	3,639,242
	Ruentex Development Co. Ltd.	1,695,101	2,161,924
	Ruentex Industries Ltd.	660,214	1,382,761
	Sanyang Motor Co. Ltd.	387,000	826,017
	Shanghai Commercial & Savings Bank Ltd.	3,282,718	4,216,509
	Shihlin Electric & Engineering Corp.	191,000	1,075,010
*	Shin Kong Financial Holding Co. Ltd.	15,375,017	5,725,420
#	Silergy Corp.	235,000	2,730,706
		Shares	Value»
TAIWAN — (Continued)
	Simplo Technology Co. Ltd.	216,000	$2,622,179
	Sinbon Electronics Co. Ltd.	194,000	1,543,099
	Sino-American Silicon Products, Inc.	686,000	2,431,757
	SinoPac Financial Holdings Co. Ltd.	10,096,006	6,949,278
*	Starlux Airlines Co. Ltd.	208,000	176,279
	Synnex Technology International Corp.	1,370,343	2,945,309
#	TA Chen Stainless Pipe	2,036,787	2,106,911
	Taichung Commercial Bank Co. Ltd.	3,677,151	2,112,257
#	Taishin Financial Holding Co. Ltd.	11,240,388	5,966,492
	Taiwan Business Bank	8,436,964	3,854,112
	Taiwan Cooperative Financial Holding Co. Ltd.	7,644,595	5,667,946
	Taiwan FamilyMart Co. Ltd.	31,000	179,109
	Taiwan Fertilizer Co. Ltd.	288,000	456,568
# *	Taiwan Glass Industry Corp.	666,375	338,367
	Taiwan High Speed Rail Corp.	1,649,000	1,369,867
	Taiwan Mobile Co. Ltd.	1,824,300	6,124,616
	Taiwan Secom Co. Ltd.	197,670	740,816
	Taiwan Semiconductor Manufacturing Co. Ltd. (2330 TT)	12,941,808	431,908,060
# *	Tatung Co. Ltd.	1,748,000	2,312,768
	TCC Group Holdings Co. Ltd.	5,327,701	5,149,507
#	Teco Electric & Machinery Co. Ltd.	1,579,000	2,559,547
	Tong Yang Industry Co. Ltd.	201,000	657,094
	Tripod Technology Corp.	590,870	3,465,451
	Unimicron Technology Corp.	1,269,000	5,291,509

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Union Bank of Taiwan	972,309	$456,205
	Uni-President Enterprises Corp.	4,692,033	11,140,483
	United Integrated Services Co. Ltd.	159,000	2,450,424
#	United Microelectronics Corp. (2303 TT)	6,388,000	7,615,813
#	United Microelectronics Corp. (UMC US), Sponsored ADR	59,082	341,494
#	Vanguard International Semiconductor Corp.	1,121,126	3,213,417
	Via Technologies, Inc.	67,000	190,240
	VisEra Technologies Co. Ltd.	117,000	1,142,229
	Voltronic Power Technology Corp.	75,224	4,245,804
#	Walsin Lihwa Corp.	2,911,818	2,166,505
#	Walsin Technology Corp.	324,000	905,888
#	Wan Hai Lines Ltd.	901,747	2,067,369
*	Winbond Electronics Corp.	3,983,591	1,729,086
††	Wintek Corp.	604,760	0
	Wistron Corp.	2,463,699	8,085,492
	Wistron NeWeb Corp.	88,172	378,674
	Wiwynn Corp.	72,000	4,746,416
	WPG Holdings Ltd.	1,741,039	3,718,498
	WT Microelectronics Co. Ltd.	352,945	1,189,814
	Yageo Corp.	377,634	6,128,922
#	Yang Ming Marine Transport Corp.	2,002,000	4,107,926
	YFY, Inc.	161,000	146,207
	Yuanta Financial Holding Co. Ltd.	9,059,882	9,528,338
#	Yulon Finance Corp.	422,023	1,459,070
	Yulon Motor Co. Ltd.	754,496	1,141,471
	Zhen Ding Technology Holding Ltd.	969,700	3,473,358
TOTAL TAIWAN			1,044,999,394
		Shares	Value»
THAILAND — (1.6%)
	Advanced Info Service PCL	707,700	$5,968,428
	Airports of Thailand PCL	1,970,200	3,232,474
	Asset World Corp. PCL	4,243,200	398,174
	B Grimm Power PCL	747,100	337,221
	Bangchak Corp. PCL	1,077,100	1,103,488
	Bangkok Airways PCL	437,900	243,169
	Bangkok Bank PCL (BBLF TB)	593,800	2,715,522
	Bangkok Bank PCL (BBLR TB), NVDR	126,700	579,415
#	Bangkok Chain Hospital PCL	919,200	390,336
	Bangkok Dusit Medical Services PCL, Class F	4,997,100	3,487,212
	Bangkok Expressway & Metro PCL	5,243,799	1,051,096
	Banpu PCL	7,033,166	1,044,271
	Banpu Power PCL	427,094	109,072
#	Berli Jucker PCL	874,000	578,774
	Betagro PCL	206,000	106,441
*	BTS Group Holdings PCL	5,999,300	1,095,640
	Bumrungrad Hospital PCL	409,400	2,188,330
	Cal-Comp Electronics Thailand PCL, Class F	865,100	196,526
#	Carabao Group PCL	261,100	546,624
	Central Pattana PCL	1,310,400	2,062,396
	Central Plaza Hotel PCL	379,900	318,699
	Central Retail Corp. PCL	1,502,350	1,483,389
	Charoen Pokphand Foods PCL	3,570,823	2,332,832
	Com7 PCL	942,000	615,412
	CP ALL PCL	2,100,300	3,243,225
	CP Axtra PCL	446,128	354,385
	Delta Electronics Thailand PCL	1,325,100	4,958,058
	Dohome PCL	36,500	7,967
#	Electricity Generating PCL	183,100	606,255
#	Global Power Synergy PCL	528,300	482,412

The Emerging Markets Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Gulf Energy Development PCL	1,327,999	$2,277,415
	Home Product Center PCL	4,266,113	1,108,493
	Indorama Ventures PCL	1,348,800	921,229
	Intouch Holdings PCL	311,000	898,137
	I-TAIL Corp. PCL	259,600	131,053
# *	Jasmine Technology Solution PCL	21,900	35,118
	Kasikornbank PCL (KBANKF TB)	220,900	1,062,681
	Kasikornbank PCL (KBANKR TB), NVDR	5,500	26,214
	Kiatnakin Phatra Bank PCL	83,187	128,455
	Krung Thai Bank PCL	1,429,987	972,434
#	Krungthai Card PCL	660,700	995,710
#	Land & Houses PCL (LHF TB)	6,279,800	857,820
	MBK PCL	247,700	133,872
	Mega Lifesciences PCL	216,800	202,797
	Minor International PCL	2,962,683	2,111,489
	Muangthai Capital PCL	900,700	1,170,174
	Ngern Tid Lor PCL	1,462,949	721,157
#	Osotspa PCL	1,048,000	504,160
# *	Plan B Media PCL	134,800	28,821
*	PSG Corp. PCL	3,951,100	39,892
	PTT Exploration & Production PCL	1,156,055	4,377,046
	PTT Global Chemical PCL	1,523,725	972,831
#	PTT Oil & Retail Business PCL	2,005,300	690,764
	PTT PCL	7,559,800	7,071,528
	Ratch Group PCL	792,000	670,289
	SCB X PCL	434,066	1,611,232
#	SCG Packaging PCL	954,401	467,635
	Siam Cement PCL	383,100	1,751,964
	Siam Global House PCL	1,304,798	387,468
#	Srisawad Corp. PCL	756,669	831,381
	Supalai PCL	154,500	77,078
	Thai Life Insurance PCL	573,900	178,944
	Thai Oil PCL	1,150,617	888,375
		Shares	Value»
THAILAND — (Continued)
	Thai Union Group PCL	2,463,640	$877,912
	Thanachart Capital PCL	314,900	465,220
#	Tisco Financial Group PCL (TISCO/F TB)	284,000	839,139
	TMBThanachart Bank PCL	23,134,297	1,360,235
*	True Corp. PCL	10,571,686	3,673,013
	TTW PCL	154,868	41,160
	WHA Corp. PCL	8,906,900	1,259,001
TOTAL THAILAND			84,656,579
TURKEY — (0.9%)
#	Akbank TAS	2,469,157	4,462,651
	Akcansa Cimento AS	4,716	27,408
	Aksa Akrilik Kimya Sanayii AS	298,193	95,998
	Aksa Enerji Uretim AS	237,721	272,433
#	Alarko Holding AS	129,678	311,238
#	Anadolu Efes Biracilik Ve Malt Sanayii AS	229,521	1,033,223
	Anadolu Hayat Emeklilik AS	19,428	53,888
# *	Arcelik AS	76,332	269,781
#	Aselsan Elektronik Sanayi Ve Ticaret AS	414,276	1,024,052
	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	65,342	214,374
	Aygaz AS	11,110	49,252
#	BIM Birlesik Magazalar AS	201,616	3,093,054
# *	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	5,514	60,460
	Borusan Yatirim ve Pazarlama AS	2,805	140,693
	Celebi Hava Servisi AS	416	22,318
	Cimsa Cimento Sanayi VE Ticaret AS	131,107	194,820
	Coca-Cola Icecek AS	769,041	1,221,276
	Dogan Sirketler Grubu Holding AS	1,001,315	378,928

The Emerging Markets Series
CONTINUED
		Shares	Value»
TURKEY — (Continued)
#	Dogus Otomotiv Servis ve Ticaret AS	79,886	$419,276
	EGE Endustri VE Ticaret AS	129	34,042
Ω	Enerjisa Enerji AS	183,384	312,791
#	Enka Insaat ve Sanayi AS	775,859	1,052,142
#	Eregli Demir ve Celik Fabrikalari TAS	1,100,662	688,183
#	Ford Otomotiv Sanayi AS	43,870	1,137,073
# *	Gubre Fabrikalari TAS	23,608	175,840
	Is Yatirim Menkul Degerler AS	434,732	542,303
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMD TI), Class D	478,045	363,103
	Kiler Holding AS	19,833	16,062
	KOC Holding AS	472,649	2,240,603
#	Kontrolmatik Enerji Ve Muhendislik AS	141,115	140,645
*	Konya Cimento Sanayii AS	498	88,112
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	129,360	255,849
	Migros Ticaret AS	45,800	746,186
* Ω	MLP Saglik Hizmetleri AS	21,634	236,813
	Nuh Cimento Sanayi AS	26,563	204,696
	Otokar Otomotiv Ve Savunma Sanayi AS	33,601	385,912
# *	Oyak Cimento Fabrikalari AS	780,529	528,050
# *	Pegasus Hava Tasimaciligi AS	327,078	2,135,391
# *	Petkim Petrokimya Holding AS	817,315	398,498
# *	Sasa Polyester Sanayi AS	2,129,384	217,195
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	59,652	116,178
*	TAV Havalimanlari Holding AS	190,894	1,478,341
#	Tofas Turk Otomobil Fabrikasi AS	117,732	729,919
		Shares	Value»
TURKEY — (Continued)
# *	Turk Altin Isletmeleri AS	299,082	$188,052
*	Turk Hava Yollari AO	346,533	3,059,294
# *	Turk Telekomunikasyon AS	401,340	565,331
#	Turk Traktor ve Ziraat Makineleri AS	19,401	370,947
#	Turkcell Iletisim Hizmetleri AS	812,886	2,444,759
#	Turkiye Garanti Bankasi AS	391,168	1,388,250
#	Turkiye Is Bankasi AS, Class C	6,226,851	2,455,839
#	Turkiye Petrol Rafinerileri AS	748,356	2,944,149
	Turkiye Sigorta AS	793,360	396,847
*	Turkiye Sinai Kalkinma Bankasi AS	384,436	145,822
#	Turkiye Sise ve Cam Fabrikalari AS	973,120	1,030,051
*	Turkiye Vakiflar Bankasi TAO, Class D	1,926,733	1,472,473
# *	Ulker Biskuvi Sanayi AS	154,270	518,114
	Vestel Beyaz Esya Sanayi ve Ticaret AS	29,061	12,289
#	Yapi ve Kredi Bankasi AS	2,835,254	2,426,039
	Ziraat Gayrimenkul Yatirim Ortakligi AS	298,432	123,221
TOTAL TURKEY			47,110,527
UNITED ARAB EMIRATES — (1.8%)
	Abu Dhabi Commercial Bank PJSC	2,425,928	7,906,056
	Abu Dhabi Islamic Bank PJSC	1,652,183	7,013,563
	Abu Dhabi National Oil Co. for Distribution PJSC	2,723,420	2,665,636
*	Abu Dhabi Ports Co. PJSC	164,968	222,321
	ADNOC Drilling Co. PJSC	1,643,548	2,415,774
	Agility Global PLC	889,686	319,672

The Emerging Markets Series
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Aldar Properties PJSC	2,344,049	$4,876,878
	Alpha Dhabi Holding PJSC	245,800	762,635
	Dubai Electricity & Water Authority PJSC	3,949,297	2,752,774
	Dubai Islamic Bank PJSC	3,621,408	7,577,050
	Emaar Development PJSC	649,402	2,319,376
	Emaar Properties PJSC	5,799,347	21,285,406
	Emirates Integrated Telecommunications Co. PJSC	199,131	426,852
	Emirates NBD Bank PJSC	2,014,989	11,437,327
	Emirates Telecommunications Group Co. PJSC	1,697,963	7,901,497
	Fertiglobe PLC	246,404	166,319
	First Abu Dhabi Bank PJSC	2,525,583	9,990,620
*	International Holding Co. PJSC	23,416	2,568,979
*	Multiply Group PJSC	2,533,867	1,454,604
	Salik Co. PJSC	1,055,542	1,391,489
TOTAL UNITED ARAB EMIRATES			95,454,828
TOTAL COMMON STOCKS			5,164,705,702
PREFERRED STOCKS — (0.9%)
BRAZIL — (0.9%)
	Banco Bradesco SA, 9.216%	2,216,238	4,584,889
	Centrais Eletricas Brasileiras SA, 9.184%	137,246	932,344
	Cia Energetica de Minas Gerais, 12.126%	1,700,578	3,189,284
	Cia Paranaense de Energia - Copel Class B, 4.376%	1,103,566	1,831,708
	Energisa SA, 5.739%	639	762
	Gerdau SA, 4.549%	569,235	1,677,300
	Isa Energia Brasil SA, 3.307%	201,500	820,612
	Shares	Value»

BRAZIL — (Continued)
Itau Unibanco Holding SA, 7.138%	1,766,872	$10,222,011
Petroleo Brasileiro SA, 16.113%	3,320,648	21,415,832
Raizen SA, 1.381%	1,265,232	411,348
TOTAL BRAZIL		45,086,090
CHILE — (0.0%)
Embotelladora Andina SA, 8.954%	234,235	781,955
Sociedad Quimica y Minera de Chile SA Class B, 2.034%	4,325	170,704
TOTAL CHILE		952,659
COLOMBIA — (0.0%)
Bancolombia SA, 8.541%	40,292	396,692
Grupo de Inversiones Suramericana SA, 4.888%	67,079	456,871
TOTAL COLOMBIA		853,563
TOTAL PREFERRED STOCKS		46,892,312
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
* Equatorial Energia SA Rights 02/13/2025	2,982	2,424
TOTAL INVESTMENT SECURITIES (Cost $2,892,357,713)		5,211,600,438

			Value†
SECURITIES LENDING COLLATERAL — (1.6%)
@ §	The DFA Short Term Investment Fund	7,182,499	83,087,147
TOTAL INVESTMENTS — (100.0%)
(Cost $2,975,439,120)^^			$5,294,687,585

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.

The Emerging Markets Series
CONTINUED
Ω
Rule 144A, Section 4(2), or other security that is
restricted as to resale to institutional investors. This
security has been deemed liquid based upon the
Fund’s Liquidity Guidelines. The liquidity
determination is unaudited.

††	Security valued using significant unobservable inputs (Level 3).
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
As of January 31, 2025, The Emerging Markets Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	121	03/21/25	$36,724,443	$36,706,863	$(17,580)
Total Futures Contracts			$36,724,443	$36,706,863	$(17,580)
As of January 31, 2025, the value of Rule 144A securities amounted to $216,748,124 or 4.1% of net assets.
Summary of the Series' investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$157,604,567	—	—	$157,604,567
Chile	7,883,972	$13,963,481	—	21,847,453
China	160,695,291	1,164,758,949	—	1,325,454,240
Colombia	5,074,515	—	—	5,074,515
Czech Republic	—	8,874,265	—	8,874,265
Egypt	179,838	2,270,972	—	2,450,810
Greece	—	26,958,622	—	26,958,622
Hungary	—	13,999,969	—	13,999,969
India	33,658,412	996,837,861	—	1,030,496,273
Indonesia	—	79,426,457	—	79,426,457
Kuwait	—	33,132,775	—	33,132,775
Malaysia	—	86,158,354	—	86,158,354
Mexico	84,985,733	—	—	84,985,733
Peru	6,524,293	—	—	6,524,293
Philippines	—	29,061,181	—	29,061,181
Poland	—	51,391,459	—	51,391,459
Qatar	—	44,447,204	—	44,447,204
Saudi Arabia	—	201,239,909	—	201,239,909
South Africa	19,789,908	130,507,941	—	150,297,849
South Korea	4,080,866	528,977,580	—	533,058,446
Taiwan	4,658,987	1,040,340,407	—	1,044,999,394
Thailand	605,629	84,050,950	—	84,656,579
Turkey	—	47,110,527	—	47,110,527
United Arab Emirates	—	95,454,828	—	95,454,828
Preferred Stocks
Brazil	45,086,090	—	—	45,086,090
Chile	—	952,659	—	952,659
Colombia	853,563	—	—	853,563

The Emerging Markets Series
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Rights/Warrants
Brazil	—	$2,424	—	$2,424
Securities Lending Collateral	—	83,087,147	—	83,087,147
Total Investments in Securities	$531,681,664	$4,763,005,921	—˂˃	$5,294,687,585
Financial Instruments
Liabilities
Futures Contracts**	$(17,580)	—	—	(17,580)
Total Financial Instruments	$(17,580)	—	—	$(17,580)
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The Emerging Markets Small Cap Series
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.5%)
BRAZIL — (3.3%)
	Allied Tecnologia SA	28,000	$33,395
	Allos SA	955,532	3,106,597
	Alupar Investimento SA	491,671	2,388,504
*	Ambipar Participacoes e Empreendimentos SA	13,860	311,966
	Anima Holding SA	598,326	210,907
	Armac Locacao Logistica E Servicos SA	39,300	33,086
	Auren Energia SA	865,104	1,200,536
*	Automob Participacoes SA	952,267	50,513
	Bemobi Mobile Tech SA	143,319	332,054
	Boa Safra Sementes SA	67,437	124,280
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	151,152	586,343
	Brava Energia	132,587	508,881
	BRF SA	492,137	1,843,393
	Brisanet Servicos de Telecomunicacoes SA	58,300	27,135
	C&A Modas SA	312,520	523,536
	Camil Alimentos SA	309,745	252,288
*	Cia Brasileira de Aluminio	97,384	90,651
*	Cia Brasileira de Distribuicao	260,563	120,382
	Cia de Saneamento de Minas Gerais Copasa MG	623,774	2,388,765
	Cia De Sanena Do Parana (SAPR11 BZ)	923,809	4,054,671
	Cia De Sanena Do Parana (SAPR3 BZ)	555,096	489,172
	Cia Siderurgica Nacional SA (CSNA3 BZ)	1,340,915	2,085,697
		Shares	Value»
BRAZIL — (Continued)
*	Cogna Educacao SA	2,260,108	$545,299
	Construtora Tenda SA	96,202	236,552
	Cosan SA	1,510,153	2,000,083
	Cruzeiro do Sul Educacional SA	258,997	152,454
	CSU Digital SA	65,014	177,997
	Cury Construtora e Incorporadora SA	428,601	1,585,605
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	715,568	2,501,528
Ω	Desktop SA	47,521	81,478
	Dexco SA	1,113,310	1,123,969
	Dimed SA Distribuidora da Medicamentos	229,632	326,134
	Direcional Engenharia SA	96,479	475,127
	EcoRodovias Infraestrutura e Logistica SA	593,378	527,984
	Eletromidia SA	19,568	98,743
*	Embraer SA (EMBR3 BZ)	989,509	10,108,347
*	Embraer SA (ERJ US), Sponsored ADR	187,677	7,689,127
	Empreendimentos Pague Menos SA	44,372	23,917
	Even Construtora e Incorporadora SA	317,994	334,098
	Ez Tec Empreendimentos e Participacoes SA	270,856	588,611
	Fleury SA	706,342	1,431,043
	Fras-Le SA	167,399	620,150
Ω	GPS Participacoes e Empreendimentos SA	771,120	1,977,924
	Grendene SA	717,479	702,249
	Grupo Mateus SA	1,511,076	1,727,225
	Grupo SBF SA	233,224	460,538
	Guararapes Confeccoes SA	170,211	189,607

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
*	Hidrovias do Brasil SA	433,897	$196,752
	Hypera SA	253,463	792,824
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	60,600	148,699
	Iochpe Maxion SA	270,117	628,604
	Irani Papel e Embalagem SA	270,817	338,287
*	IRB-Brasil Resseguros SA	113,921	1,031,204
	Jalles Machado SA	262,872	207,363
	JHSF Participacoes SA	912,076	618,034
	JSL SA	200,436	192,409
	Kepler Weber SA	398,524	703,071
	Lavvi Empreendimentos Imobiliarios SA	293,400	435,779
	LOG Commercial Properties e Participacoes SA	102,472	331,399
*	Log-in Logistica Intermodal SA	82,941	297,188
*	Lojas Quero-Quero SA	254,814	101,157
	Lojas Renner SA	1,840,982	4,299,998
Ω	LWSA SA	839,647	482,750
	M Dias Branco SA	167,769	662,573
	Mahle Metal Leve SA	11,800	57,243
	Marcopolo SA	621,600	678,606
	Marfrig Global Foods SA	855,283	2,325,519
	Melnick Even Desenvolvimento Imobiliario SA	73,800	48,745
	Mills Locacao Servicos e Logistica SA	501,620	787,101
	Moura Dubeux Engenharia SA	178,200	385,426
	Movida Participacoes SA	432,147	292,089
*	MRV Engenharia e Participacoes SA	965,424	931,715
	Multiplan Empreendimentos Imobiliarios SA	623,719	2,390,689
		Shares	Value»
BRAZIL — (Continued)
*	Oceanpact Servicos Maritimos SA	43,800	$41,221
	Odontoprev SA	763,782	1,476,842
*	Oncoclinicas do Brasil Servicos Medicos SA	55,615	20,270
*	Orizon Valorizacao de Residuos SA	123,107	872,948
	Pet Center Comercio e Participacoes SA	355,129	285,000
	Petroreconcavo SA	360,155	978,031
	Plano & Plano Desenvolvimento Imobiliario SA	140,177	236,984
	Positivo Tecnologia SA	207,480	202,721
	Romi SA	155,478	250,614
	Santos Brasil Participacoes SA	1,512,578	3,411,295
	Sao Carlos Empreendimentos e Participacoes SA	41,198	132,955
	Sao Martinho SA	589,276	2,287,912
#	Sendas Distribuidora SA (ASAI US), ADR	76,584	440,358
	Sendas Distribuidora SA (ASAI3 BZ)	1,226,411	1,414,432
* Ω	Ser Educacional SA	51,610	46,982
*	Serena Energia SA	689,242	768,963
*	Simpar SA	796,812	492,209
	SLC Agricola SA	747,131	2,219,383
	Smartfit Escola de Ginastica e Danca SA	560,737	1,869,107
	Tegma Gestao Logistica SA	116,092	599,525
	TOTVS SA	1,646,258	9,594,640
	Transmissora Alianca de Energia Eletrica SA	1,007,523	5,777,174
	Tres Tentos Agroindustrial SA	253,677	690,183
	Trisul SA	244,166	221,853
	Tupy SA	206,772	756,459

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Usinas Siderurgicas de Minas Gerais SA Usiminas	204,862	$190,698
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	105,832	431,727
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	827,078	684,980
	Vivara Participacoes SA	329,893	1,209,710
	Vulcabras SA	419,776	1,221,822
	Wilson Sons SA	411,084	1,193,709
	Wiz Co.	58,844	60,112
	YDUQS Participacoes SA	386,507	677,903
*	Zamp SA	270,368	134,628
TOTAL BRAZIL			116,707,115
CHILE — (0.6%)
	Aguas Andinas SA, Class A	4,856,613	1,551,424
	Besalco SA	1,068,163	675,768
	Camanchaca SA	1,471,136	53,233
*	CAP SA	148,607	823,938
	Cia Cervecerias Unidas SA (CCU CI)	41,437	252,377
#	Cia Cervecerias Unidas SA (CCU US), Sponsored ADR	17,960	218,034
	Colbun SA	10,468,559	1,408,880
*	Cristalerias de Chile SA	130,323	364,177
	Embotelladora Andina SA, ADR, Class B	44,966	876,837
	Empresa Nacional de Telecomunicaciones SA	450,193	1,421,506
	Empresas Lipigas SA	6,383	28,205
*	Engie Energia Chile SA	896,972	895,837
	Forus SA	148,926	273,307
	Grupo Security SA	2,792,649	767,655
		Shares	Value»
CHILE — (Continued)
	Inversiones Aguas Metropolitanas SA	797,059	$619,940
	Inversiones La Construccion SA	68,277	607,794
	Multiexport Foods SA	1,780,116	422,599
	Parque Arauco SA	1,595,320	2,739,008
	PAZ Corp. SA	881,968	457,581
*	Ripley Corp. SA	1,635,621	476,130
	Salfacorp SA	949,934	575,482
	Sigdo Koppers SA	884,068	991,444
	SMU SA	4,959,905	899,542
	Sociedad Matriz SAAM SA	31,684,439	3,461,254
	SONDA SA	918,433	354,159
	Vina Concha y Toro SA	899,112	1,028,000
TOTAL CHILE			22,244,111
CHINA — (21.7%)
	361 Degrees International Ltd.	3,755,000	2,016,773
Ω	3SBio, Inc.	5,541,000	4,275,965
*	5I5J Holding Group Co. Ltd., Class A	530,900	223,484
	AAC Technologies Holdings, Inc.	1,938,500	10,100,411
*	Adicon Holdings Ltd.	15,500	13,855
	Advanced Fiber Resources Zhuhai Ltd., Class A	17,000	110,860
*	AECC Aero Science & Technology Co. Ltd., Class A	81,900	201,343
*	Aerospace Hi-Tech Holdings Group Ltd., Class A	96,600	136,396
# *	Agile Group Holdings Ltd.	2,966,000	238,258
*	Agora, Inc., ADR	40,829	228,234
*	AIX, Inc., Sponsored ADR	150,249	56,779
	Ajisen China Holdings Ltd.	1,322,000	142,888
Ω	AK Medical Holdings Ltd.	1,466,000	849,497
# * Ω	Akeso, Inc.	1,419,000	11,105,252
# *	Alibaba Pictures Group Ltd.	35,000,000	2,392,720

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
# Ω	A-Living Smart City Services Co. Ltd.	1,703,750	$593,931
	Allmed Medical Products Co. Ltd., Class A	120,500	159,230
# * Ω	Alphamab Oncology	77,000	32,082
	Amoy Diagnostics Co. Ltd., Class A	80,969	232,933
*	ANE Cayman, Inc.	1,680,500	1,553,057
*	Angang Steel Co. Ltd., Class H	4,240,999	826,065
	Anhui Anfu Battery Technology Co. Ltd., Class A	30,700	113,869
	Anhui Construction Engineering Group Co. Ltd., Class A	666,590	421,031
	Anhui Expressway Co. Ltd., Class H	1,738,000	2,365,393
*	Anhui Golden Seed Winery Co. Ltd., Class A	118,500	181,461
	Anhui Guangxin Agrochemical Co. Ltd., Class A	120,900	195,292
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	221,400	166,501
	Anhui Sierte Fertilizer Industry Ltd. Co., Class A	19,000	14,899
*	Anhui Tatfook Technology Co. Ltd., Class A	170,000	257,987
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	126,520	152,180
	Anhui Yingliu Electromechanical Co. Ltd., Class A	105,900	327,034
	Anton Oilfield Services Group	6,188,000	538,939
		Shares	Value»
CHINA — (Continued)
	Aoshikang Technology Co. Ltd., Class A	69,350	$233,719
	Aotecar New Energy Technology Co. Ltd., Class A	809,100	331,980
*	Aowei Holdings Ltd.	1,451,000	222,478
	ApicHope Pharmaceutical Group Co. Ltd.	109,670	240,270
	Appotronics Corp. Ltd., Class A	82,458	162,130
	APT Satellite Holdings Ltd.	688,000	191,707
# * Ω	Arrail Group Ltd.	182,000	59,175
	Asia Cement China Holdings Corp.	1,480,000	442,391
# Ω	AsiaInfo Technologies Ltd.	684,800	501,117
	Asian Star Anchor Chain Co. Ltd. Jiangsu, Class A	178,300	188,188
	Aurisco Pharmaceutical Co. Ltd., Class A	6,600	18,324
	AviChina Industry & Technology Co. Ltd., Class H	7,289,000	3,400,315
Ω	BAIC Motor Corp. Ltd., Class H	5,101,000	1,438,042
* Ω	Bairong, Inc.	611,500	650,269
	Bank of Chongqing Co. Ltd., Class H	1,872,000	1,438,396
Ω	Bank of Qingdao Co. Ltd., Class H	1,418,500	557,637
* Ω	Bank of Zhengzhou Co. Ltd., Class H	811,910	104,559
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	155,002	98,147
	Baowu Magnesium Technology Co. Ltd., Class A	230,860	361,063
	Baoxiniao Holding Co. Ltd., Class A	259,800	148,706

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Baoye Group Co. Ltd., Class H	1,132,000	$623,588
*	Baozun, Inc. (BZUN US), Sponsored ADR	34,171	110,372
#	BBMG Corp., Class H	6,302,000	584,010
*	Be Friends Holding Ltd.	134,000	15,154
	Bear Electric Appliance Co. Ltd., Class A	34,647	202,388
	Befar Group Co. Ltd., Class A	395,200	212,189
	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd., Class A	135,700	234,549
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	70,920	213,210
*	Beijing Capital Development Co. Ltd., Class A	532,676	173,030
*	Beijing Capital International Airport Co. Ltd., Class H	5,576,000	2,035,673
#	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	251,000	276,876
	Beijing CTJ Information Technology Co. Ltd., Class A	67,000	225,515
*	Beijing Cuiwei Tower Co. Ltd., Class A	134,300	141,004
	Beijing eGOVA Co. Ltd., Class A	111,960	230,866
	Beijing Energy International Holding Co. Ltd.	1,732,000	224,511
	Beijing Enterprises Holdings Ltd.	1,476,000	5,069,493
	Beijing Enterprises Water Group Ltd.	11,406,000	3,165,974
		Shares	Value»
CHINA — (Continued)
	Beijing Gehua CATV Network Co. Ltd., Class A	199,700	$197,267
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	312,668	221,948
*	Beijing Haixin Energy Technology Co. Ltd., Class A	107,800	45,631
	Beijing Jingneng Clean Energy Co. Ltd., Class H	4,406,000	1,037,089
	Beijing Jingyuntong Technology Co. Ltd., Class A	483,800	174,013
*	Beijing Leike Defense Technology Co. Ltd., Class A	274,507	151,685
	Beijing North Star Co. Ltd., Class H	2,150,000	199,587
*	Beijing Philisense Technology Co. Ltd., Class A	350,900	228,672
	Beijing Relpow Technology Co. Ltd., Class A	104,541	144,499
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	22,200	56,154
	Beijing Sanyuan Foods Co. Ltd., Class A	283,604	160,413
	Beijing SL Pharmaceutical Co. Ltd., Class A	214,500	199,954
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	251,200	131,777
	Beijing Strong Biotechnologies, Inc., Class A	122,700	223,664

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beijing SuperMap Software Co. Ltd., Class A	88,400	$194,183
*	Beijing Teamsun Technology Co. Ltd., Class A	66,900	83,030
*	Beijing Thunisoft Corp. Ltd., Class A	109,900	102,895
#	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	730,000	781,049
*	Beijing Tongtech Co. Ltd., Class A	99,000	193,720
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	142,000	29,425
*	Beijing VRV Software Corp. Ltd., Class A	159,300	110,051
	Beijing Wandong Medical Technology Co. Ltd., Class A	18,500	36,812
*	Beijing Watertek Information Technology Co. Ltd., Class A	246,700	106,695
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	37,300	180,192
	Bestore Co. Ltd., Class A	34,700	72,014
*	Bestway Marine & Energy Technology Co. Ltd., Class A	332,400	205,045
	Beyondsoft Corp., Class A	16,700	29,475
	Biem.L.Fdlkk Garment Co. Ltd., Class A	25,700	67,530
*	Billion Industrial Holdings Ltd.	44,000	27,099
	Binjiang Service Group Co. Ltd.	192,000	475,159
	Black Peony Group Co. Ltd., Class A	232,749	149,240
		Shares	Value»
CHINA — (Continued)
# Ω	Blue Moon Group Holdings Ltd.	1,974,500	$860,574
*	Blue Sail Medical Co. Ltd., Class A	63,800	41,913
Ω	BOC Aviation Ltd.	623,200	4,697,724
	BOE Varitronix Ltd.	737,000	685,800
	Bomin Electronics Co. Ltd., Class A	104,700	109,594
	Bosideng International Holdings Ltd.	10,770,000	5,213,361
	BOTH Engineering Technology Co. Ltd., Class A	13,800	20,869
	Boyaa Interactive International Ltd.	585,000	378,568
	Brilliance China Automotive Holdings Ltd.	8,998,000	4,403,255
	Bros Eastern Co. Ltd., Class A	228,372	165,094
	B-Soft Co. Ltd., Class A	303,148	170,371
*	C C Land Holdings Ltd.	9,270,015	1,368,443
	C&D International Investment Group Ltd.	2,106,315	3,460,297
	C&D Property Management Group Co. Ltd.	541,000	177,856
	C&S Paper Co. Ltd., Class A	252,900	231,207
* Ω	CALB Group Co. Ltd.	74,900	135,682
	Camel Group Co. Ltd., Class A	5,935	6,724
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	377,100	177,561
	Canny Elevator Co. Ltd., Class A	84,800	79,153
	Canvest Environmental Protection Group Co. Ltd.	2,476,000	1,507,939
	CCS Supply Chain Management Co. Ltd., Class A	113,600	63,087

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
††	CECEP COSTIN New Materials Group Ltd.	4,494,000	$0
††	Central China Management Co. Ltd.	1,270,626	3,261
	Central China Securities Co. Ltd., Class H	3,076,000	623,915
#	CGN New Energy Holdings Co. Ltd.	4,990,000	1,438,239
*	CGN Nuclear Technology Development Co. Ltd., Class A	237,100	225,162
	Changchun Faway Automobile Components Co. Ltd., Class A	168,330	202,129
	Changchun UP Optotech Co. Ltd., Class A	43,600	225,001
	Changhong Meiling Co. Ltd., Class A	160,000	174,723
	Changjiang & Jinggong Steel Building Group Co. Ltd., Class A	382,200	154,935
*	ChangYuan Technology Group Ltd., Class A	222,800	149,968
	Changzheng Engineering Technology Co. Ltd., Class A	8,400	18,596
	Changzhou Qianhong Biopharma Co. Ltd., Class A	216,600	173,500
	Chaoju Eye Care Holdings Ltd.	315,000	122,781
	Chaowei Power Holdings Ltd.	1,475,000	271,277
*	Chen Lin Education Group Holdings Ltd.	416,000	74,025
	Cheng De Lolo Co. Ltd., Class A	108,650	131,667
		Shares	Value»
CHINA — (Continued)
	Chengdu ALD Aviation Manufacturing Corp., Class A	63,840	$125,894
	Chengdu Galaxy Magnets Co. Ltd., Class A	35,200	118,353
	Chengdu Guibao Science & Technology Co. Ltd., Class A	25,800	50,295
	Chengdu Guoguang Electric Co. Ltd., Class A	17,638	117,122
	Chengdu Hongqi Chain Co. Ltd., Class A	278,200	199,365
	Chengdu Kanghua Biological Products Co. Ltd., Class A	29,300	207,710
	Chengdu Leejun Industrial Co. Ltd., Class A	144,300	128,113
	Chengdu Spaceon Electronics Co. Ltd., Class A	81,100	169,343
	Chengdu Wintrue Holding Co. Ltd., Class A	83,200	90,461
	Chenguang Biotech Group Co. Ltd., Class A	95,000	109,472
	Chengzhi Co. Ltd., Class A	232,800	237,549
	Chervon Holdings Ltd.	315,200	776,314
*	China Aerospace International Holdings Ltd.	8,284,500	403,513
	China Aircraft Leasing Group Holdings Ltd.	811,500	345,717
	China Animal Husbandry Industry Co. Ltd., Class A	198,000	175,685
	China BlueChemical Ltd., Class H	4,686,000	1,314,119
* Ω	China Bohai Bank Co. Ltd., Class H	5,392,000	651,522

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	China Chunlai Education Group Co. Ltd.	486,000	$263,995
#	China Cinda Asset Management Co. Ltd., Class H	27,887,000	4,255,478
††	China Common Rich Renewable Energy Investments Ltd.	17,084,000	0
	China Communications Services Corp. Ltd., Class H	7,274,000	4,138,732
	China Conch Environment Protection Holdings Ltd.	3,057,500	271,454
	China Conch Venture Holdings Ltd.	4,200,500	3,399,850
	China CYTS Tours Holding Co. Ltd., Class A	140,200	194,268
#	China Datang Corp. Renewable Power Co. Ltd., Class H	8,310,000	2,266,273
	China Design Group Co. Ltd., Class A	171,500	211,157
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	4,286,000	624,466
	China Dongxiang Group Co. Ltd.	6,005,985	254,634
# Ω	China East Education Holdings Ltd.	787,500	262,377
	China Education Group Holdings Ltd.	3,115,116	1,378,115
	China Electronics Huada Technology Co. Ltd.	2,472,000	408,873
	China Electronics Optics Valley Union Holding Co. Ltd.	7,440,000	228,721
		Shares	Value»
CHINA — (Continued)
	China Everbright Environment Group Ltd.	10,195,000	$4,459,128
	China Everbright Ltd.	2,808,000	1,765,226
*	China Express Airlines Co. Ltd., Class A	61,200	60,302
Ω	China Feihe Ltd.	10,611,000	7,303,715
	China Foods Ltd.	2,686,000	923,157
	China Gas Holdings Ltd.	7,686,600	6,371,977
# *	China Glass Holdings Ltd.	2,950,000	144,233
# *	China Gold International Resources Corp. Ltd. (2099 HK)	743,300	4,240,375
	China Hanking Holdings Ltd.	1,859,000	198,002
*	China High Speed Railway Technology Co. Ltd., Class A	655,400	229,325
*	China High Speed Transmission Equipment Group Co. Ltd.	539,000	58,391
# ††	China Huiyuan Juice Group Ltd.	3,902,101	175,577
	China International Marine Containers Group Co. Ltd., Class H	3,078,780	2,164,376
	China Jinmao Holdings Group Ltd.	16,402,757	1,924,267
	China Kepei Education Group Ltd.	420,000	78,562
	China Leadshine Technology Co. Ltd., Class A	55,700	263,685
	China Lesso Group Holdings Ltd.	3,119,000	1,359,310
	China Lilang Ltd.	1,149,000	590,578
* Ω	China Literature Ltd.	1,077,000	3,626,515
*	China Longevity Group Co. Ltd.	1,076,350	35,501
	China Medical System Holdings Ltd.	3,980,500	3,592,790

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	China Meidong Auto Holdings Ltd.	1,382,000	$395,491
	China Mengniu Dairy Co. Ltd.	2,386,000	4,782,967
	China Merchants Port Holdings Co. Ltd.	4,474,107	7,608,112
# ††	China Metal Recycling Holdings Ltd.	2,401,686	0
#	China Modern Dairy Holdings Ltd.	4,765,000	557,089
#	China National Building Material Co. Ltd., Class H	12,904,000	6,171,730
# Ω	China New Higher Education Group Ltd.	1,994,000	291,806
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	175,400	120,269
	China Nonferrous Mining Corp. Ltd.	3,900,000	2,571,420
*	China Oil & Gas Group Ltd.	11,518,000	240,316
	China Oilfield Services Ltd., Class H	102,000	91,305
	China Oriental Group Co. Ltd.	2,742,000	398,954
	China Overseas Grand Oceans Group Ltd.	5,157,434	1,156,049
	China Overseas Property Holdings Ltd.	4,650,000	2,875,515
	China Power International Development Ltd.	15,918,333	5,941,024
††	China Properties Investment Holdings Ltd.	2,045,000	0
	China Qinfa Group Ltd.	924,000	165,106
		Shares	Value»
CHINA — (Continued)
Ω	China Railway Signal & Communication Corp. Ltd., Class H	742,000	$299,980
	China Railway Tielong Container Logistics Co. Ltd., Class A	249,800	200,681
*	China Rare Earth Holdings Ltd.	4,866,799	232,498
	China Reinsurance Group Corp., Class H	18,220,000	1,902,088
	China Resource & Environment Co. Ltd., Class A	319,400	216,074
	China Resources Building Materials Technology Holdings Ltd.	6,386,000	1,236,844
	China Resources Medical Holdings Co. Ltd.	2,542,000	1,223,433
Ω	China Resources Mixc Lifestyle Services Ltd.	944,800	3,577,502
Ω	China Resources Pharmaceutical Group Ltd.	5,501,500	3,701,509
#	China Risun Group Ltd.	3,341,000	1,167,376
# *	China Ruyi Holdings Ltd.	20,496,000	6,554,724
*	China Sanjiang Fine Chemicals Co. Ltd.	1,803,000	441,535
Ω	China Shengmu Organic Milk Ltd.	7,876,000	180,566
	China Shineway Pharmaceutical Group Ltd.	913,200	971,876
	China State Construction Development Holdings Ltd.	842,000	209,163
	China State Construction International Holdings Ltd.	3,122,000	4,582,529
*	China Sunshine Paper Holdings Co. Ltd.	1,736,000	454,866

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Suntien Green Energy Corp. Ltd., Class H	6,264,000	$2,988,391
	China Taiping Insurance Holdings Co. Ltd.	4,442,200	6,631,053
	China Testing & Certification International Group Co. Ltd., Class A	167,992	165,884
#	China Tobacco International HK Co. Ltd.	643,000	2,320,718
*	China Traditional Chinese Medicine Holdings Co. Ltd.	9,736,000	2,387,848
	China Travel International Investment Hong Kong Ltd.	9,487,900	1,232,269
*	China Union Holdings Ltd., Class A	91,930	50,115
*	China Vered Financial Holding Corp. Ltd.	24,470,000	144,664
	China Water Affairs Group Ltd.	3,782,000	2,186,422
	China West Construction Group Co. Ltd., Class A	173,000	144,088
	China XLX Fertiliser Ltd.	1,888,000	987,544
#	China Yongda Automobiles Services Holdings Ltd.	2,761,000	901,089
# * Ω	China Youran Dairy Group Ltd.	3,666,000	924,838
* Ω	China Yuhua Education Corp. Ltd.	4,316,000	204,946
††	China Zhongwang Holdings Ltd.	8,794,400	355,528
#	Chinasoft International Ltd.	9,242,000	6,236,403
		Shares	Value»
CHINA — (Continued)
	Chongqing Chuanyi Automation Co. Ltd., Class A	59,400	$176,017
	Chongqing Machinery & Electric Co. Ltd., Class H	2,834,000	251,625
	Chongqing Port Co. Ltd., Class A	47,800	31,089
	Chongqing Road & Bridge Co. Ltd., Class A	200,700	152,075
	Chongqing Rural Commercial Bank Co. Ltd., Class H	5,043,000	3,086,680
	Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	283,310	260,587
	CIG Shanghai Co. Ltd., Class A	55,300	304,447
	CIMC Enric Holdings Ltd.	2,856,000	2,578,309
	Cisen Pharmaceutical Co. Ltd., Class A	83,100	155,413
	CITIC Resources Holdings Ltd.	7,906,600	350,319
	City Development Environment Co. Ltd., Class A	161,100	285,415
# *	Citychamp Watch & Jewellery Group Ltd.	4,990,000	448,771
# *	ClouDr Group Ltd.	810,100	131,247
# *	CMGE Technology Group Ltd.	3,540,000	371,253
*	CNFinance Holdings Ltd., ADR	46,226	56,858
*	COFCO Biotechnology Co. Ltd., Class A	86,700	64,198
# *	COFCO Joycome Foods Ltd.	8,384,000	1,480,988
	Cofoe Medical Technology Co. Ltd., Class A	38,920	180,993

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Comba Telecom Systems Holdings Ltd.	4,858,001	$632,724
	Concord New Energy Group Ltd.	25,104,964	1,535,166
	Consun Pharmaceutical Group Ltd.	2,208,000	2,233,548
	Contec Medical Systems Co. Ltd., Class A	9,300	16,696
	Continental Aerospace Technologies Holding Ltd.	15,155,722	214,488
	COSCO SHIPPING Development Co. Ltd., Class H	11,163,000	1,485,705
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	1,006,000	928,244
	COSCO SHIPPING International Hong Kong Co. Ltd.	3,373,000	1,896,855
	COSCO SHIPPING Ports Ltd.	3,976,682	2,300,783
	COSCO SHIPPING Technology Co. Ltd., Class A	60,700	124,176
	Cosonic Intelligent Technologies Co. Ltd., Class A	21,400	52,350
	CQ Pharmaceutical Holding Co. Ltd., Class A	375,000	264,743
	Crystal Clear Electronic Material Co. Ltd., Class A	206,800	235,426
	CSPC Pharmaceutical Group Ltd.	7,266,000	4,188,692
		Shares	Value»
CHINA — (Continued)
	CSSC Hong Kong Shipping Co. Ltd.	3,516,000	$784,495
	CTS International Logistics Corp. Ltd., Class A	261,220	220,037
*	CWT International Ltd.	18,830,000	177,118
	Cybrid Technologies, Inc., Class A	24,200	33,805
	Daan Gene Co. Ltd., Class A	294,060	214,318
# *	Dada Nexus Ltd., ADR	43,480	79,134
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	405,200	277,594
#	Dalipal Holdings Ltd.	1,198,000	1,492,740
	Dashang Co. Ltd., Class A	55,740	202,721
	Datang International Power Generation Co. Ltd., Class H	8,940,000	1,540,589
*	Datang Telecom Technology Co. Ltd., Class A	250,500	276,982
	Dawnrays Pharmaceutical Holdings Ltd.	2,567,886	395,621
	DeHua TB New Decoration Materials Co. Ltd., Class A	193,916	293,477
*	Dezhan Healthcare Co. Ltd., Class A	421,300	174,491
	Dian Diagnostics Group Co. Ltd., Class A	135,159	195,251
	Digital China Holdings Ltd.	1,734,500	644,909
	Dirui Industrial Co. Ltd., Class A	20,300	41,734
	Dongfang Electric Corp. Ltd., Class H	737,800	855,416
#	Dongfeng Motor Group Co. Ltd., Class H	6,576,000	2,628,039

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Dongguan Aohai Technology Co. Ltd., Class A	56,200	$314,873
	Dongguan Dingtong Precision Metal Co. Ltd., Class A	23,892	171,048
	Donghua Testing Technology Co. Ltd., Class A	3,300	18,243
#	Dongyue Group Ltd.	4,984,000	5,317,890
#	DouYu International Holdings Ltd., ADR	47,168	739,590
	Dynagreen Environmental Protection Group Co. Ltd., Class H	848,000	363,704
	Eaglerise Electric & Electronic China Co. Ltd., Class A	74,400	183,730
	Eastcompeace Technology Co. Ltd., Class A	96,200	133,272
#	E-Commodities Holdings Ltd.	3,746,000	539,495
	Edan Instruments, Inc., Class A	122,300	184,662
	Edvantage Group Holdings Ltd.	873,516	231,505
	EEKA Fashion Holdings Ltd.	698,500	772,466
*	Efort Intelligent Equipment Co. Ltd., Class A	19,973	90,543
* ††	Elion Energy Co. Ltd., Class A	780,761	31,168
	EmbedWay Technologies Shanghai Corp., Class A	63,000	191,398
	ENN Energy Holdings Ltd.	78,700	535,715
	Era Co. Ltd., Class A	257,400	150,168
	Essex Bio-technology Ltd.	720,000	266,327
	EVA Precision Industrial Holdings Ltd.	2,956,435	239,806
		Shares	Value»
CHINA — (Continued)
	Ever Sunshine Services Group Ltd.	1,294,000	$306,530
*	EverChina International Holdings Co. Ltd.	6,965,000	111,625
	Excellence Commercial Property & Facilities Management Group Ltd.	59,000	9,627
	Fangda Special Steel Technology Co. Ltd., Class A	254,100	145,149
	Far East Horizon Ltd.	5,369,000	3,959,368
	Far East Smarter Energy Co. Ltd., Class A	84,000	54,254
	FAWER Automotive Parts Co. Ltd., Class A	361,400	257,928
	Feilong Auto Components Co. Ltd., Class A	105,300	192,281
	Fengzhushou Co. Ltd., Class A	15,600	65,667
# *	FIH Mobile Ltd.	9,203,000	948,420
	FinVolution Group, ADR	308,854	2,359,645
	First Tractor Co. Ltd., Class H	1,125,176	1,051,622
#	Flat Glass Group Co. Ltd., Class H	689,000	1,020,415
	Focus Lightings Tech Co. Ltd., Class A	124,800	227,485
*	Focused Photonics Hangzhou, Inc., Class A	72,100	172,166
	Focuslight Technologies, Inc., Class A	14,686	131,635
	Foshan Electrical & Lighting Co. Ltd., Class A	223,300	183,989
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	63,500	87,689

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Foshan Yowant Technology Co. Ltd., Class A	40,200	$35,531
	Fosun International Ltd.	5,664,500	3,097,442
	Fu Shou Yuan International Group Ltd.	4,148,000	2,285,690
	Fufeng Group Ltd.	6,291,600	4,208,144
††	Fuguiniao Co. Ltd.	1,930,000	0
	Fujian Apex Software Co. Ltd., Class A	35,100	170,848
	Fujian Tianma Science & Technology Group Co. Ltd., Class A	60,200	91,449
	Fujian Yuanli Active Carbon Co. Ltd., Class A	44,900	92,280
*	Fullshare Holdings Ltd.	298,000	21,165
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd., Class A	835,000	169,379
	Gansu Shangfeng Cement Co. Ltd., Class A	211,261	211,422
	Gansu Yasheng Industrial Group Co. Ltd., Class A	177,200	68,470
	Gaush Meditech Ltd.	7,000	8,232
*	GDS Holdings Ltd. (9698 HK), Class A	2,902,700	7,847,017
#	Gemdale Properties & Investment Corp. Ltd.	17,232,000	600,144
Ω	Genertec Universal Medical Group Co. Ltd.	2,501,000	1,545,387
	Getein Biotech, Inc., Class A	108,996	119,100
Ω	Giant Biogene Holding Co. Ltd.	583,400	4,331,982
	Giantec Semiconductor Corp., Class A	30,484	290,221
		Shares	Value»
CHINA — (Continued)
# *	Global New Material International Holdings Ltd.	868,000	$404,582
Ω	Golden Throat Holdings Group Co. Ltd.	863,500	366,077
	Goldenmax International Group Ltd., Class A	161,900	182,682
	Goldwind Science & Technology Co. Ltd., Class H	2,136,000	1,497,106
*	Goodbaby International Holdings Ltd.	582,000	82,664
	Grand Pharmaceutical Group Ltd.	3,333,000	1,807,653
*	Greatoo Intelligent Equipment, Inc., Class A	379,400	321,816
	Greatview Aseptic Packaging Co. Ltd.	2,771,000	934,205
#	Greentown China Holdings Ltd.	3,298,648	3,656,788
# Ω	Greentown Management Holdings Co. Ltd.	1,373,000	515,710
	Greentown Service Group Co. Ltd.	4,272,000	1,990,947
	GRG Metrology & Test Group Co. Ltd., Class A	83,500	211,003
	Guangdong Baolihua New Energy Stock Co. Ltd., Class A	71,100	41,508
	Guangdong DFP New Material Group Co. Ltd.	262,400	119,097
	Guangdong Dongpeng Holdings Co. Ltd., Class A	217,400	183,485
	Guangdong Dowstone Technology Co. Ltd., Class A	82,007	149,091

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	194,500	$272,928
	Guangdong Goworld Co. Ltd., Class A	8,300	11,786
	Guangdong Great River Smarter Logistics Co. Ltd., Class A	55,500	76,585
*	Guangdong Guanhao High-Tech Co. Ltd., Class A	219,300	96,573
	Guangdong Hongtu Technology Holdings Co. Ltd., Class A	108,900	173,033
	Guangdong Huate Gas Co. Ltd., Class A	19,861	120,396
	Guangdong Investment Ltd.	8,840,000	6,692,147
	Guangdong Jia Yuan Technology Shares Co. Ltd., Class A	12,496	25,496
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	8,600	26,940
*	Guangdong Land Holdings Ltd.	1,706,120	43,830
	Guangdong Lingxiao Pump Industry Co. Ltd., Class A	23,600	59,033
*	Guangdong Shenglu Telecommunication Tech Co. Ltd., Class A	168,400	133,817
	Guangdong Sirio Pharma Co. Ltd., Class A	24,570	84,970
	Guangdong South New Media Co. Ltd., Class A	47,500	261,081
	Guangdong Tapai Group Co. Ltd., Class A	198,600	215,082
		Shares	Value»
CHINA — (Continued)
	Guangdong Vanward New Electric Co. Ltd., Class A	135,400	$200,937
*	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	507,500	176,125
*	Guanghui Logistics Co. Ltd., Class A	226,100	294,330
	Guangshen Railway Co. Ltd., Class H	4,082,000	1,105,386
	Guangxi LiuYao Group Co. Ltd., Class A	78,280	189,860
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	669,900	213,732
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	534,000	1,202,336
	Guangzhou Haoyang Electronic Co. Ltd., Class A	20,150	120,645
	Guangzhou KDT Machinery Co. Ltd., Class A	76,498	183,087
*	Guangzhou Lingnan Group Holdings Co. Ltd., Class A	120,500	157,875
	Guangzhou Restaurant Group Co. Ltd., Class A	68,700	148,957
	Guangzhou Sie Consulting Co. Ltd., Class A	77,200	216,841
	Guilin Layn Natural Ingredients Corp., Class A	130,630	134,415
	Guilin Sanjin Pharmaceutical Co. Ltd., Class A	95,800	178,497
	Guizhou Gas Group Corp. Ltd., Class A	140,928	127,685

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guizhou Qianyuan Power Co. Ltd., Class A	69,900	$139,868
	Guizhou Sanli Pharmaceutical Co. Ltd., Class A	53,100	93,899
	Guizhou Tyre Co. Ltd., Class A	306,100	204,274
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	401,700	218,066
	Guizhou Zhenhua E-chem, Inc., Class A	28,314	39,113
*	Guoguang Electric Co. Ltd., Class A	108,600	271,844
#	Guolian Securities Co. Ltd., Class H	1,008,500	512,036
	Guomai Technologies, Inc., Class A	172,600	182,613
#	Gushengtang Holdings Ltd.	466,700	1,638,308
# * Ω	Haichang Ocean Park Holdings Ltd.	6,456,000	465,426
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	29,820	51,652
*	Haima Automobile Co. Ltd., Class A	272,500	148,496
*	Hainan Haiqi Transportation Group Co. Ltd., Class A	58,100	141,619
*	Hainan Meilan International Airport Co. Ltd., Class H	640,000	650,391
	Haitian International Holdings Ltd.	2,453,000	6,521,441
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	3,330,000	393,675
	Hangxiao Steel Structure Co. Ltd., Class A	478,008	162,423
		Shares	Value»
CHINA — (Continued)
	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	50,800	$152,675
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	29,539	159,295
	Hangzhou Huawang New Material Technology Co. Ltd., Class A	101,500	176,028
	Hangzhou Onechance Tech Corp., Class A	55,570	213,519
# * Ω	Hangzhou SF Intra-City Industrial Co. Ltd., Class H	156,200	175,812
	Hangzhou Shunwang Technology Co. Ltd., Class A	171,700	385,424
	Hangzhou Sunrise Technology Co. Ltd., Class A	101,300	231,823
# Ω	Hangzhou Tigermed Consulting Co. Ltd. (3347 HK), Class H	374,000	1,351,391
* Ω	Harbin Bank Co. Ltd., Class H	1,169,000	52,634
	Harbin Electric Co. Ltd., Class H	2,013,413	821,717
	Harbin Electric Corp. Jiamusi Electric Machine Co. Ltd., Class A	83,900	126,544
*	Harbin Gloria Pharmaceuticals Co. Ltd., Class A	65,000	22,386
*	Harbin Pharmaceutical Group Co. Ltd., Class A	511,600	262,137
	HBIS Resources Co. Ltd., Class A	82,100	161,382
* Ω	HBM Holdings Ltd.	1,203,000	567,937

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Health & Happiness H&H International Holdings Ltd.	694,000	$728,742
	Hefei Jianghang Aircraft Equipment Co. Ltd., Class A	145,755	182,668
	Hefei Urban Construction Development Co. Ltd., Class A	189,100	171,784
#	Helens International Holdings Co. Ltd.	301,500	79,389
	Hello Group, Inc., Sponsored ADR	417,909	3,004,766
	Henan Liliang Diamond Co. Ltd., Class A	49,200	223,152
	Henan Thinker Automatic Equipment Co. Ltd., Class A	67,900	221,138
*	Henan Yicheng New Energy Co. Ltd., Class A	382,000	200,512
	Henan Yuguang Gold & Lead Co. Ltd., Class A	226,100	207,528
*	Henan Yuneng Holdings Co. Ltd., Class A	203,900	108,121
	Hengan International Group Co. Ltd.	1,730,000	4,736,094
	Hengbao Co. Ltd., Class A	21,900	20,049
*	Hengdeli Holdings Ltd.	6,159,024	97,274
*	Hesai Group, ADR	1,456	22,481
	HG Technologies Co. Ltd., Class A	16,250	37,260
*	Hi Sun Technology China Ltd.	5,187,000	200,141
	Hisense Home Appliances Group Co. Ltd., Class H	1,365,000	4,756,437
	Hitevision Co. Ltd., Class A	39,400	128,665
		Shares	Value»
CHINA — (Continued)
	HMT Xiamen New Technical Materials Co. Ltd., Class A	55,500	$296,322
*	HNA Technology Co. Ltd., Class A	393,400	135,716
	Hongli Zhihui Group Co. Ltd., Class A	79,400	73,993
*	Hongmian Zhihui Science & Technology Innovation Co. Ltd. Guangzhou	244,880	99,463
# *	Hopson Development Holdings Ltd.	4,531,026	1,737,271
	Horizon Construction Development Ltd.	1,615,591	252,262
# Ω	Hua Hong Semiconductor Ltd.	1,993,000	5,906,068
*	Huachangda Intelligent Equipment Group Co. Ltd., Class A	91,100	71,605
	Huadian Heavy Industries Co. Ltd., Class A	189,000	175,331
	Huadian Power International Corp. Ltd., Class H	3,548,000	1,735,512
	Huafu Fashion Co. Ltd., Class A	362,752	235,382
	Huakai Yibai Technology Co. Ltd., Class A	23,900	46,837
	Huangshan Novel Co. Ltd., Class A	101,840	146,030
	Huangshan Tourism Development Co. Ltd., Class A	89,300	136,520
# *	Huanxi Media Group Ltd.	1,820,000	106,720
	Huapont Life Sciences Co. Ltd., Class A	185,400	98,493

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Huaxin Cement Co. Ltd. (6655 HK), Class H	643,900	$624,840
*	Hubei Biocause Pharmaceutical Co. Ltd., Class A	129,900	68,234
	Hubei Chutian Smart Communication Co. Ltd., Class A	303,300	184,506
	Hubei Huitian New Materials Co. Ltd., Class A	18,600	22,072
	Hubei Zhenhua Chemical Co. Ltd., Class A	98,700	174,466
# * Ω	Huitongda Network Co. Ltd., Class H	43,200	80,402
*	Huizhou CEE Technology, Inc., Class A	18,600	20,315
	Hunan Aihua Group Co. Ltd., Class A	84,087	179,126
	Hunan Corun New Energy Co. Ltd., Class A	142,100	81,891
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	432,800	149,587
*	Hunan Kaimeite Gases Co. Ltd., Class A	21,400	18,984
*	Hunan Silver Co. Ltd., Class A	372,800	179,401
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	342,000	337,524
	Hunan Zhongke Electric Co. Ltd., Class A	153,100	310,640
	HUYA, Inc., ADR	141,059	493,706
# * Ω	Hygeia Healthcare Holdings Co. Ltd.	1,142,000	1,870,679
	Hymson Laser Technology Group Co. Ltd., Class A	45,909	190,822
		Shares	Value»
CHINA — (Continued)
*	HyUnion Holding Co. Ltd., Class A	244,800	$187,786
*	IAT Automobile Technology Co. Ltd., Class A	63,300	102,655
* Ω	IMAX China Holding, Inc.	278,100	265,480
*	Infotmic Co. Ltd., Class A	31,200	28,385
# * Ω	Ingdan, Inc.	1,374,000	222,283
	Inkeverse Group Ltd.	997,000	222,938
*	INKON Life Technology Co. Ltd., Class A	109,700	130,597
	Inmyshow Digital Technology Group Co. Ltd., Class A	341,900	241,449
* Ω	InnoCare Pharma Ltd.	513,000	364,727
	Insigma Technology Co. Ltd., Class A	171,400	157,123
	Inspur Digital Enterprise Technology Ltd.	1,410,000	803,982
# *	iQIYI, Inc., ADR	1,230,633	2,670,474
	IReader Technology Co. Ltd., Class A	87,800	256,537
*	J&T Global Express Ltd.	894,600	714,276
	Jack Technology Co. Ltd., Class A	5,700	25,772
	Jade Bird Fire Co. Ltd., Class A	137,800	217,789
	Jangho Group Co. Ltd., Class A	203,600	149,299
	Jiajiayue Group Co. Ltd., Class A	119,999	166,609
	Jiang Su Suyan Jingshen Co. Ltd., Class A	150,100	227,796
	Jianglong Shipbuilding Co. Ltd., Class A	12,300	19,818
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd., Class A	227,700	185,539

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Bojun Industrial Technology Co. Ltd., Class A	61,600	$211,244
	Jiangsu Boqian New Materials Stock Co. Ltd., Class A	22,600	91,834
	Jiangsu Changshu Automotive Trim Group Co. Ltd., Class A	41,200	79,923
*	Jiangsu Dagang Co. Ltd., Class A	88,600	168,623
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	185,300	215,752
	Jiangsu Etern Co. Ltd., Class A	242,600	164,767
	Jiangsu General Science Technology Co. Ltd., Class A	298,800	228,652
	Jiangsu Gian Technology Co. Ltd., Class A	35,200	188,140
	Jiangsu Guomao Reducer Co. Ltd., Class A	107,100	202,067
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	182,200	188,832
	Jiangsu Hongdou Industrial Co. Ltd., Class A	376,500	115,265
	Jiangsu Huachang Chemical Co. Ltd., Class A	177,400	200,318
	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	111,340	202,396
*	Jiangsu Lopal Tech Co. Ltd., Class A	83,200	112,361
	Jiangsu Shentong Valve Co. Ltd., Class A	86,100	145,351
		Shares	Value»
CHINA — (Continued)
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	258,600	$175,711
	Jiangsu Sidike New Material Science & Technology Co. Ltd. (300806 C2), Class A	76,873	164,244
	Jiangsu Sidike New Material Science & Technology Co. Ltd. (300806 CH), Class A	14,784	31,587
*	Jiangsu Sopo Chemical Co., Class A	175,501	172,692
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd., Class A	238,383	176,002
	Jiangsu ToLand Alloy Co. Ltd., Class A	44,900	132,342
	Jiangsu Yinhe Electronics Co. Ltd., Class A	161,700	119,669
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	143,900	55,201
	Jiangxi Bank Co. Ltd., Class H	325,000	30,779
*	Jiangxi Black Cat Carbon Black Co. Ltd., Class A	115,900	161,024
*	Jiangxi Fushine Pharmaceutical Co. Ltd., Class A	95,400	107,002
	Jiangxi Ganneng Co. Ltd., Class A	161,100	182,286
	Jiangxi Guotai Group Co. Ltd., Class A	121,900	182,831

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangxi Xinyu Guoke Technology Co. Ltd., Class A	46,460	$162,938
	Jiangyin Haida Rubber & Plastic Co. Ltd., Class A	21,100	27,023
*	Jiangyin Hengrun Heavy Industries Co. Ltd., Class A	60,300	84,808
	Jiangyin Jianghua Microelectronics Materials Co. Ltd., Class A	63,900	141,229
	Jianmin Pharmaceutical Group Co. Ltd., Class A	26,000	151,949
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	246,334	244,223
*	Jilin Chemical Fibre, Class A	494,202	232,208
*	Jilin Jiutai Rural Commercial Bank Corp. Ltd., Class H	118,703	6,144
	Jilin OLED Material Tech Co. Ltd., Class A	14,882	44,943
	Jinchuan Group International Resources Co. Ltd.	7,638,000	512,715
	Jinghua Pharmaceutical Group Co. Ltd., Class A	144,900	145,842
	Jinhong Gas Co. Ltd., Class A	61,973	144,677
	Jinhui Liquor Co. Ltd., Class A	53,400	139,004
*	Jinke Smart Services Group Co. Ltd., Class H	294,100	260,757
#	JinkoSolar Holding Co. Ltd., ADR	141,757	2,944,293
	Jinlei Technology Co. Ltd., Class A	66,900	179,888
		Shares	Value»
CHINA — (Continued)
	Jinlongyu Group Co. Ltd., Class A	77,600	$167,461
	Jinmao Property Services Co. Ltd.	122,779	39,137
*	Jinneng Holding Shanxi Electric Power Co. Ltd., Class A	538,000	184,835
	Jinneng Science&Technology Co. Ltd., Class A	187,000	144,064
# Ω	Jinxin Fertility Group Ltd.	6,184,500	1,931,464
	Jinyu Bio-Technology Co. Ltd., Class A	212,400	194,372
	Jinzai Food Group Co. Ltd., Class A	76,700	130,619
# Ω	Jiumaojiu International Holdings Ltd.	2,443,000	827,921
	JL Mag Rare-Earth Co. Ltd. (6680 HK), Class H	224,800	268,829
	JNBY Design Ltd.	642,000	1,357,429
Ω	Joinn Laboratories China Co. Ltd., Class H	93,400	101,719
	Jointo Energy Investment Co. Ltd. Hebei, Class A	143,196	103,987
	Jolywood Suzhou Sunwatt Co. Ltd., Class A	201,100	155,474
	Jones Tech PLC, Class A	18,460	65,712
	Joy City Property Ltd.	13,112,000	344,156
	Joyoung Co. Ltd., Class A	158,340	214,870
	JS Corrugating Machinery Co. Ltd., Class A	95,000	158,955
# * Ω	JS Global Lifestyle Co. Ltd.	3,805,000	894,614
*	Ju Teng International Holdings Ltd.	2,840,000	318,261
	Jutal Offshore Oil Services Ltd.	38,000	3,457

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jutze Intelligent Technology Co. Ltd., Class A	9,900	$23,626
*	JY Grandmark Holdings Ltd.	431,000	16,065
	Kaishan Group Co. Ltd., Class A	138,400	184,067
	Kangji Medical Holdings Ltd.	1,000,000	827,143
	KEDE Numerical Control Co. Ltd., Class A	17,967	163,090
*	Keep, Inc.	31,700	19,959
	Keli Motor Group Co. Ltd., Class A	101,500	229,601
	Keli Sensing Technology Ningbo Co. Ltd., Class A	50,300	532,311
	Keshun Waterproof Technologies Co. Ltd., Class A	228,440	149,349
	Kinetic Development Group Ltd.	5,104,000	812,508
	Kingboard Holdings Ltd.	2,266,421	5,775,358
	Kingboard Laminates Holdings Ltd.	3,720,000	3,730,733
	Kingsoft Corp. Ltd.	2,467,600	12,474,757
	Kuaijishan Shaoxing Wine Co. Ltd., Class A	75,100	106,555
	Kuangda Technology Group Co. Ltd., Class A	287,400	194,393
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	82,220	267,873
*	Kunwu Jiuding Investment Holdings Co. Ltd., Class A	21,600	38,490
*	KWG Group Holdings Ltd. (1813 HK)	988,950	44,851
*	Kyland Technology Co. Ltd., Class A	104,600	171,141
		Shares	Value»
CHINA — (Continued)
	Lancy Co. Ltd., Class A	96,200	$203,766
*	Lanzhou LS Heavy Equipment Co. Ltd., Class A	225,600	164,364
	Launch Tech Co. Ltd., Class H	255,500	318,202
	Lee & Man Chemical Co. Ltd.	574,785	296,897
	Lee & Man Paper Manufacturing Ltd.	3,800,000	1,094,448
	Lee's Pharmaceutical Holdings Ltd.	348,500	54,952
* Ω	Legend Holdings Corp., Class H	1,737,500	1,642,607
	Leoch International Technology Ltd.	97,000	18,883
*	Leshan Giantstar Farming & Husbandry Corp. Ltd., Class A	68,400	158,254
	LexinFintech Holdings Ltd., ADR	157,611	1,245,127
	Li Ning Co. Ltd.	6,972,501	14,418,561
	Lianhe Chemical Technology Co. Ltd., Class A	121,800	100,100
	Liaoning Port Co. Ltd., Class H	650,000	58,974
*	Lier Chemical Co. Ltd., Class A	168,180	196,639
# *	Lifetech Scientific Corp.	9,368,000	1,565,386
	Lijiang Yulong Tourism Co. Ltd., Class A	129,100	152,666
	Linewell Software Co. Ltd., Class A	46,700	80,678
#	Lingbao Gold Group Co. Ltd., Class H	702,000	429,421
# Ω	Linklogis, Inc., Class B	2,308,500	455,390
*	Liuzhou Iron & Steel Co. Ltd., Class A	283,680	108,003
#	Livzon Pharmaceutical Group, Inc., Class H	641,903	2,174,144

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	LK Technology Holdings Ltd.	1,581,500	$566,238
	Longhua Technology Group Luoyang Co. Ltd., Class A	189,100	178,943
	Lonking Holdings Ltd.	5,962,000	1,295,869
	Lontium Semiconductor Corp., Class A	16,589	206,442
*	Lotus Holdings Co. Ltd.	335,800	233,994
	Lucky Harvest Co. Ltd., Class A	26,300	156,777
	Luoniushan Co. Ltd., Class A	204,728	173,675
*	Luoxin Pharmaceuticals Group Stock Co. Ltd., Class A	244,300	119,639
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	75,600	207,131
	Lushang Freda Pharmaceutical Co. Ltd., Class A	205,700	197,742
	Luxin Venture Capital Group Co. Ltd., Class A	140,600	235,098
	Luyang Energy-Saving Materials Co. Ltd.	94,900	162,299
# * Ω	Luye Pharma Group Ltd.	6,215,000	1,663,335
*	Maanshan Iron & Steel Co. Ltd., Class H	3,930,048	880,989
	Maccura Biotechnology Co. Ltd., Class A	118,561	202,204
	Malion New Materials Co. Ltd., Class A	18,500	20,522
# * Ω	Maoyan Entertainment	1,041,400	1,157,470
	Marssenger Kitchenware Co. Ltd., Class A	21,600	39,796
		Shares	Value»
CHINA — (Continued)
	Maxvision Technology Corp., Class A	39,800	$128,786
*	MCC Meili Cloud Computing Industry Investment Co. Ltd., Class A	113,700	149,760
Ω	Medlive Technology Co. Ltd.	344,500	387,002
	MeiG Smart Technology Co. Ltd., Class A	44,800	248,779
# Ω	Meitu, Inc.	5,298,000	2,863,745
	Mesnac Co. Ltd., Class A	196,900	237,049
	M-Grass Ecology & Environment Group Co. Ltd., Class A	402,300	259,456
* Ω	Microport Cardioflow Medtech Corp.	674,000	67,004
	MicroPort NeuroScientific Corp.	316,152	418,026
Ω	Midea Real Estate Holding Ltd.	763,600	287,256
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	28,971	210,094
	Ming Yuan Cloud Group Holdings Ltd.	2,204,000	746,705
*	Mingfa Group International Co. Ltd.	3,979,000	50,874
#	MINISO Group Holding Ltd.	871,600	5,021,307
*	Minmetals Development Co. Ltd., Class A	196,200	186,738
*	Minmetals Land Ltd.	3,460,000	131,002
*	Minth Group Ltd.	2,245,000	4,483,857
*	MMG Ltd.	13,430,598	4,423,084
* Ω	Mobvista, Inc.	968,000	892,066
*	MOG Digitech Holdings Ltd.	1,114,000	139,829
	Moon Environment Technology Co. Ltd., Class A	141,600	233,763

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Morimatsu International Holdings Co. Ltd.	612,000	$371,045
	Motic Xiamen Electric Group Co. Ltd., Class A	22,900	51,688
	MYS Group Co. Ltd., Class A	131,600	61,879
*	Nanfang Zhongjin Environment Co. Ltd., Class A	318,400	151,864
	Nanhua Futures Co. Ltd., Class A	44,400	71,940
	NanJi E-Commerce Co. Ltd., Class A	258,000	176,570
	Nanjing Cosmos Chemical Co. Ltd., Class A	28,000	96,025
	Nanjing Hanrui Cobalt Co. Ltd., Class A	59,300	267,370
	Nanjing Pharmaceutical Co. Ltd., Class A	244,800	165,147
*	Nanjing Sample Technology Co. Ltd., Class H	1,500	62
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	265,000	234,918
	Nantong Jiangshan Agrochemical & Chemical LLC, Class A	77,905	155,995
*	Nayuki Holdings Ltd.	73,500	11,104
	NetDragon Websoft Holdings Ltd.	841,000	1,095,849
* Ω	NetEase Cloud Music, Inc.	156,250	2,455,110
* †† Ω	New Horizon Health Ltd.	269,500	183,312
*	New Journey Health Technology Group Co. Ltd., Class A	554,900	190,169
		Shares	Value»
CHINA — (Continued)
	New Trend International Logis-Tech Co. Ltd., Class A	27,200	$42,466
*	Newborn Town, Inc.	1,178,000	717,702
	Nexteer Automotive Group Ltd.	2,471,000	1,145,022
# *	Nine Dragons Paper Holdings Ltd.	4,869,000	1,979,096
	Ningbo Changhong Polymer Scientific & Technical, Inc., Class A	60,200	90,733
	Ningbo Huaxiang Electronic Co. Ltd., Class A	37,800	65,693
	Ningbo Jintian Copper Group Co. Ltd., Class A	290,000	244,355
	Ningbo Peacebird Fashion Co. Ltd., Class A	66,600	132,920
	Ningbo Sunrise Elc Technology Co. Ltd., Class A	50,200	116,093
	Ningbo Yongxin Optics Co. Ltd., Class A	21,000	273,258
	Ningbo Yunsheng Co. Ltd., Class A	214,400	224,561
	Ningxia Building Materials Group Co. Ltd., Class A	84,200	158,094
	Ningxia Orient Tantalum Industry Co. Ltd., Class A	83,800	164,396
*	Ningxia Western Venture Industrial Co. Ltd., Class A	265,100	187,391
# *	Niu Technologies, Sponsored ADR	20,711	41,836
	NKY Medical Holdings Ltd., Class A	84,300	163,187
	Noah Holdings Ltd., Sponsored ADR	52,192	552,191

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	North Chemical Industries Co. Ltd., Class A	34,400	$42,995
	North China Pharmaceutical Co. Ltd., Class A	138,000	105,567
	North Electro-Optic Co. Ltd., Class A	27,600	39,125
	North Huajin Chemical Industries Co. Ltd., Class A	367,800	220,948
	Northeast Pharmaceutical Group Co. Ltd., Class A	217,203	149,840
	Northking Information Technology Co. Ltd., Class A	141,752	281,129
*	Nuode New Materials Co. Ltd., Class A	306,700	156,861
* Ω	Ocumension Therapeutics	394,000	220,104
	Onewo, Inc., Class H	536,700	1,521,151
	OPT Machine Vision Tech Co. Ltd., Class A	17,772	192,634
	Orient International Enterprise Ltd., Class A	147,700	132,963
* Ω	Peijia Medical Ltd.	888,000	414,117
* ††	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	1,346,100	25,942
*	Pengxin International Mining Co. Ltd., Class A	328,300	142,609
	Perennial Energy Holdings Ltd.	1,170,000	118,858
	PharmaBlock Sciences Nanjing, Inc., Class A	41,600	179,743
# Ω	Pharmaron Beijing Co. Ltd., Class H	767,100	1,403,312
*	Phenix Optical Co. Ltd., Class A	17,700	56,465
		Shares	Value»
CHINA — (Continued)
	PhiChem Corp., Class A	111,226	$243,952
# Ω	Ping An Healthcare & Technology Co. Ltd.	4,285,358	3,384,184
	PNC Process Systems Co. Ltd., Class A	59,680	187,531
	Poly Property Group Co. Ltd.	6,314,500	1,188,848
	Poly Property Services Co. Ltd., Class H	394,400	1,391,332
	Pony Testing International Group Co. Ltd., Class A	60,270	61,816
Ω	Pop Mart International Group Ltd.	806,000	9,775,412
	Porton Pharma Solutions Ltd., Class A	106,500	232,009
	Pou Sheng International Holdings Ltd.	5,331,806	342,794
*	Powerwin Tech Group Ltd.	88,000	30,093
	Prinx Chengshan Holdings Ltd.	158,500	157,120
*	Productive Technologies Co. Ltd.	1,938,000	55,667
	PW Medtech Group Ltd.	1,413,000	166,768
*	Q Technology Group Co. Ltd.	1,418,000	1,418,953
	Qifu Technology, Inc., ADR	334,117	13,331,268
*	Qinchuan Machine Tool & Tool Group Share Co. Ltd., Class A	197,600	271,402
	Qingdao Citymedia Co. Ltd., Class A	32,400	30,542
	Qingdao East Steel Tower Stock Co. Ltd., Class A	256,600	251,889
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	96,222	213,988
	Qingdao Gaoce Technology Co. Ltd., Class A	102,455	141,204

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Qingdao Gon Technology Co. Ltd., Class A	61,200	$203,095
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	88,314	136,644
	Qingdao NovelBeam Technology Co. Ltd., Class A	5,724	33,934
Ω	Qingdao Port International Co. Ltd., Class H	716,000	557,015
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd., Class A	81,000	104,824
	Qinhuangdao Port Co. Ltd., Class H	2,041,500	541,383
*	Qudian, Inc., Sponsored ADR	290,213	818,401
	Queclink Wireless Solutions Co. Ltd., Class A	71,900	145,594
	Quick Intelligent Equipment Co. Ltd., Class A	45,000	145,046
# *	Radiance Holdings Group Co. Ltd.	90,000	32,684
	Rainbow Digital Commercial Co. Ltd., Class A	267,050	173,588
	Rayhoo Motor Dies Co. Ltd., Class A	36,300	188,873
* Ω	Red Star Macalline Group Corp. Ltd., Class H	1,414,120	274,084
* Ω	Redco Properties Group Ltd.	4,496,000	87,705
	Renhe Pharmacy Co. Ltd., Class A	330,300	255,722
	Rianlon Corp., Class A	50,450	195,894
	Richinfo Technology Co. Ltd., Class A	73,600	301,525
*	RongFa Nuclear Equipment Co. Ltd., Class A	416,700	269,491
	Ruida Futures Co. Ltd., Class A	68,700	134,850
		Shares	Value»
CHINA — (Continued)
	Runjian Co. Ltd., Class A	56,000	$248,812
*	SanFeng Intelligent Equipment Group Co. Ltd., Class A	166,700	231,101
	Sanquan Food Co. Ltd., Class A	91,600	143,812
*	Sansteel Minguang Co. Ltd. Fujian, Class A	501,694	226,204
#	Sany Heavy Equipment International Holdings Co. Ltd.	4,208,000	2,731,866
*	Seazen Group Ltd.	7,296,571	1,621,467
#	S-Enjoy Service Group Co. Ltd.	605,000	229,449
*	Shaanxi Heimao Coking Co. Ltd., Class A	352,600	149,822
# *	Shandong BoAn Biotechnology Co. Ltd., Class H	8,600	9,530
	Shandong Bohui Paper Industrial Co. Ltd., Class A	279,903	183,931
*	Shandong Chenming Paper Holdings Ltd., Class H	1,058,250	138,582
	Shandong Dawn Polymer Co. Ltd., Class A	100,100	162,540
	Shandong Denghai Seeds Co. Ltd., Class A	151,100	221,593
*	Shandong Dongyue Silicone Material Co. Ltd., Class A	234,400	245,895
	Shandong Haihua Co. Ltd., Class A	134,000	96,021
	Shandong Head Group Co. Ltd., Class A	79,160	134,290
*	Shandong Hi-Speed New Energy Group Ltd.	895,371	203,703

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shandong Hi-Speed Road & Bridge Group Co. Ltd., Class A	320,100	$253,469
	Shandong Huatai Paper Industry Shareholding Co. Ltd., Class A	182,200	86,770
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	68,200	119,985
	Shandong Jinjing Science & Technology Co. Ltd., Class A	273,400	194,098
	Shandong Lukang Pharma, Class A	169,300	208,386
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	7,499,200	4,680,190
	Shandong WIT Dyne Health Co. Ltd., Class A	43,400	168,928
	Shandong Xiantan Co. Ltd., Class A	148,800	119,179
	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	582,400	424,738
	Shandong Yulong Gold Co. Ltd., Class A	24,700	41,796
	Shanghai Acrel Co. Ltd., Class A	7,000	18,863
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd., Class A	273,000	247,237
	Shanghai AJ Group Co. Ltd., Class A	328,600	218,492
	Shanghai AtHub Co. Ltd., Class A	100,978	277,835
		Shares	Value»
CHINA — (Continued)
	Shanghai Baolong Automotive Corp., Class A	45,200	$220,820
	Shanghai Baosteel Packaging Co. Ltd., Class A	213,800	139,239
	Shanghai Bright Meat Group Co. Ltd., Class A	169,000	153,581
	Shanghai Chicmax Cosmetic Co. Ltd.	31,000	143,748
	Shanghai Chlor-Alkali Chemical Co. Ltd., Class A	139,200	217,249
	Shanghai Datun Energy Resources Co. Ltd., Class A	71,900	124,980
*	Shanghai Feilo Acoustics Co. Ltd., Class A	472,700	256,789
	Shanghai Fengyuzhu Culture & Technology Co. Ltd., Class A	82,200	100,663
	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	808,000	1,525,214
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	519,000	157,049
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	54,000	181,818
	Shanghai Gentech Co. Ltd., Class A	56,430	283,480
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	13,400	33,512
Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	124,000	395,674
# * Ω	Shanghai Henlius Biotech, Inc., Class H	24,000	51,775

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Industrial Holdings Ltd.	1,296,000	$1,884,647
	Shanghai Industrial Urban Development Group Ltd.	4,177,000	180,139
#	Shanghai INT Medical Instruments Co. Ltd.	107,200	407,766
	Shanghai Kaibao Pharmaceutical Co. Ltd., Class A	194,559	163,076
	Shanghai Kelai Mechatronics Engineering Co. Ltd., Class A	46,489	120,890
	Shanghai Liangxin Electrical Co. Ltd., Class A	247,265	233,007
*	Shanghai Milkground Food Tech Co. Ltd., Class A	98,799	249,459
	Shanghai Pioneer Holding Ltd.	1,461,000	418,114
	Shanghai Pret Composites Co. Ltd., Class A	32,000	40,735
	Shanghai Pudong Construction Co. Ltd., Class A	239,492	201,312
	Shanghai QiFan Cable Co. Ltd., Class A	60,400	126,965
	Shanghai Runda Medical Technology Co. Ltd., Class A	121,600	274,793
*	Shanghai Shibei Hi-Tech Co. Ltd., Class A	256,012	157,938
	Shanghai Taisheng Wind Power Equipment Co. Ltd., Class A	176,900	168,950
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	140,900	156,686
		Shares	Value»
CHINA — (Continued)
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	380,400	$338,990
	Shanxi Blue Flame Holding Co. Ltd., Class A	207,400	177,717
	Shanxi Coking Co. Ltd., Class A	119,000	62,705
	Shanxi Guoxin Energy Corp. Ltd., Class A	57,960	19,136
	Shanxi Hi-speed Group Co. Ltd., Class A	189,200	124,423
	Shengda Resources Co. Ltd., Class A	162,407	312,256
	Shenma Industry Co. Ltd., Class A	201,400	207,029
*	Shenyang Jinbei Automotive Co. Ltd., Class A	217,100	198,878
	Shenzhen Batian Ecotypic Engineering Co. Ltd., Class A	109,100	127,219
	Shenzhen BSC Technology Co. Ltd., Class A	22,340	88,587
	Shenzhen Center Power Tech Co. Ltd., Class A	86,400	194,196
	Shenzhen Cereals Holdings Co. Ltd., Class A	158,300	141,160
	Shenzhen Click Technology Co. Ltd., Class A	87,200	155,941
	Shenzhen Colibri Technologies Co. Ltd., Class A	87,400	188,831
	Shenzhen Das Intellitech Co. Ltd., Class A	436,811	193,932
	Shenzhen Desay Battery Technology Co., Class A	34,574	107,663
*	Shenzhen Dynanonic Co. Ltd., Class A	8,100	35,974

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Expressway Corp. Ltd., Class H	2,566,400	$2,166,751
	Shenzhen Forms Syntron Information Co. Ltd.	67,000	141,064
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd., Class A	148,900	180,752
	Shenzhen Gongjin Electronics Co. Ltd., Class A	164,300	209,158
* Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	94,000	45,752
	Shenzhen International Holdings Ltd.	4,346,292	3,890,226
	Shenzhen Investment Holdings Bay Area Development Co. Ltd.	33,500	8,125
	Shenzhen Investment Ltd.	10,139,720	1,056,556
	Shenzhen Invt Electric Co. Ltd., Class A	91,100	92,819
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	89,334	96,349
	Shenzhen Jinjia Group Co. Ltd., Class A	302,100	167,507
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	237,200	224,407
	Shenzhen Kingkey Smart Agriculture Times Co. Ltd., Class A	105,700	232,756
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	123,100	181,070
		Shares	Value»
CHINA — (Continued)
	Shenzhen Leaguer Co. Ltd., Class A	211,200	$233,608
	Shenzhen Lifotronic Technology Co. Ltd., Class A	82,745	162,703
	Shenzhen Microgate Technology Co. Ltd., Class A	212,700	357,423
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	568,900	172,443
	Shenzhen Noposin Crop Science Co. Ltd., Class A	201,300	274,197
#	Shenzhen Pagoda Industrial Group Corp. Ltd.	573,500	92,854
	Shenzhen Qingyi Photomask Ltd., Class A	49,231	176,333
	Shenzhen SEG Co. Ltd., Class A	27,300	28,731
	Shenzhen Sinexcel Electric Co. Ltd., Class A	60,400	244,444
	Shenzhen Sunline Tech Co. Ltd., Class A	149,700	259,382
	Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	39,408	144,651
	Shenzhen Tagen Group Co. Ltd., Class A	363,110	200,431
	Shenzhen Topraysolar Co. Ltd., Class A	43,100	19,835
	Shenzhen Topway Video Communication Co. Ltd., Class A	142,600	150,245
	Shenzhen United Winners Laser Co. Ltd., Class A	46,617	99,936

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Weiguang Biological Products Co. Ltd., Class A	32,500	$119,820
*	Shenzhen Yitoa Intelligent Control Co. Ltd., Class A	220,000	233,650
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	157,800	545,896
	Shida Shinghwa Advanced Material Group Co. Ltd., Class A	39,100	175,975
	Shoucheng Holdings Ltd.	7,127,600	909,877
	Shougang Fushan Resources Group Ltd.	6,117,565	1,873,262
††	Shouhang High-Tech Energy Co. Ltd., Class A	269,600	10,391
	Shui On Land Ltd.	11,005,143	906,110
	Sichuan Chengfei Integration Technology Corp., Class A	93,300	214,534
	Sichuan EM Technology Co. Ltd., Class A	162,300	177,097
	Sichuan Expressway Co. Ltd., Class H	3,296,000	1,410,701
	Sichuan Haite High-tech Co. Ltd., Class A	151,676	204,499
	Sichuan Hexie Shuangma Co. Ltd., Class A	59,000	111,878
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	72,100	169,708
*	Sichuan Lutianhua Co. Ltd., Class A	353,500	218,554
	Sihuan Pharmaceutical Holdings Group Ltd.	12,800,000	975,428
		Shares	Value»
CHINA — (Continued)
	SIIC Environment Holdings Ltd. (807 HK)	128,000	$14,823
*	Silver Grant International Holdings Group Ltd.	5,346,000	61,323
# Ω	Simcere Pharmaceutical Group Ltd.	173,000	152,328
	Sinic Holdings Group Co. Ltd.	235,000	0
	Sino Biopharmaceutical Ltd.	5,094,000	1,851,821
	Sinofert Holdings Ltd.	6,383,327	920,275
	Sinomach Automobile Co. Ltd., Class A	178,300	156,542
	Sinomach Precision Industry Group Co. Ltd., Class A	99,800	180,182
	Sinopec Engineering Group Co. Ltd., Class H	4,303,000	3,443,675
	Sinopec Kantons Holdings Ltd.	3,098,000	1,739,784
*	Sinopec Oilfield Equipment Corp., Class A	170,200	146,971
*	Sinopec Oilfield Service Corp., Class H	6,468,000	560,569
*	Sinopec Shanghai Petrochemical Co. Ltd., Class H	9,480,000	1,477,007
	Sinopharm Group Co. Ltd., Class H	236,000	624,158
	Sinoseal Holding Co. Ltd., Class A	39,200	196,301
	Sinosteel Engineering & Technology Co. Ltd., Class A	315,300	280,052
	Sinosteel New Materials Co. Ltd., Class A	124,300	124,956
	Sinotrans Ltd., Class H	7,927,000	3,781,930

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sinotruk Hong Kong Ltd.	1,934,000	$5,636,505
	Skyworth Group Ltd.	3,696,467	1,276,843
Ω	Smoore International Holdings Ltd.	1,302,000	2,107,796
	Snowsky Salt Industry Group Co. Ltd., Class A	169,712	125,922
*	SOHO China Ltd.	6,200,000	519,039
	Sokan New Materials Group Co. Ltd., Class A	3,400	17,113
# *	South Manganese Investment Ltd.	2,312,000	101,729
	So-Young International, Inc., ADR	16,937	15,514
	SSY Group Ltd.	5,589,152	2,272,126
	Stanley Agricultural Group Co. Ltd., Class A	223,700	224,062
	Sumavision Technologies Co. Ltd., Class A	336,400	246,269
	Sun Art Retail Group Ltd.	5,304,000	1,160,116
# *	Sun King Technology Group Ltd.	3,636,000	632,599
	Suning Universal Co. Ltd., Class A	624,100	192,586
	Sunrise Group Co. Ltd., Class A	30,100	23,554
*	Sunstone Development Co. Ltd., Class A	94,700	187,733
	Sunward Intelligent Equipment Co. Ltd., Class A	272,650	262,448
	Suzhou Anjie Technology Co. Ltd., Class A	9,900	20,757
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	575,700	270,996
		Shares	Value»
CHINA — (Continued)
	Suzhou Good-Ark Electronics Co. Ltd., Class A	165,400	$228,278
	Suzhou New District Hi-Tech Industrial Co. Ltd., Class A	62,400	44,686
	Suzhou SLAC Precision Equipment Co. Ltd., Class A	38,100	52,601
	Suzhou Sushi Testing Group Co. Ltd., Class A	90,200	140,024
	Suzhou TZTEK Technology Co. Ltd., Class A	37,593	209,253
*	Suzhou Victory Precision Manufacture Co. Ltd., Class A	386,200	150,195
*	SVG Optronics Co. Ltd., Class A	8,000	21,181
#	SY Holdings Group Ltd.	1,217,000	1,230,710
	Symphony Holdings Ltd.	6,890,000	733,556
	SYoung Group Co. Ltd., Class A	44,200	71,131
*	Taiyuan Heavy Industry Co. Ltd., Class A	368,700	120,655
*	Tangrenshen Group Co. Ltd., Class A	282,127	189,970
	Tangshan Sunfar Silicon Industry Co. Ltd., Class A	12,300	17,782
	Tayho Advanced Materials Group Co. Ltd., Class A	165,700	205,389
	TCL Electronics Holdings Ltd.	2,874,347	2,520,391
	TDG Holdings Co. Ltd., Class A	233,000	221,395
††	Tech-Pro, Inc.	43,862,000	0
	Tenfu Cayman Holdings Co. Ltd.	306,000	145,419
	Three's Co. Media Group Co. Ltd., Class A	43,207	186,823

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tian An China Investment Co. Ltd.	1,356,000	$807,258
	Tian Lun Gas Holdings Ltd.	495,000	223,205
††	Tian Shan Development Holding Ltd.	1,844,000	0
	Tiande Chemical Holdings Ltd.	236,000	34,590
	Tiangong International Co. Ltd.	3,940,000	942,316
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	1,632,000	676,836
	Tianjin Development Holdings Ltd.	1,166,000	297,028
	Tianjin Port Development Holdings Ltd.	5,114,800	445,536
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	88,935	218,099
	Tianjin Teda Co. Ltd., Class A	244,600	129,315
#	Tianneng Power International Ltd.	2,576,048	2,478,026
#	Tianqi Lithium Corp., Class H	208,200	605,435
	Tianrun Industry Technology Co. Ltd., Class A	168,300	127,164
	Tibet Huayu Mining Co. Ltd., Class A	108,900	208,216
*	Tibet Water Resources Ltd.	5,330,000	240,168
	Time Interconnect Technology Ltd.	920,000	517,632
	Tingyi Cayman Islands Holding Corp.	4,020,000	6,129,058
	TKD Science & Technology Co. Ltd., Class A	66,200	134,788
	Tofflon Science & Technology Group Co. Ltd., Class A	147,600	255,255
		Shares	Value»
CHINA — (Continued)
	Toly Bread Co. Ltd., Class A	213,868	$171,208
	Tomson Group Ltd.	490,255	188,235
	Tong Ren Tang Technologies Co. Ltd., Class H	1,781,000	1,118,077
	Tongcheng Travel Holdings Ltd.	3,758,800	9,475,380
*	Tongdao Liepin Group	62,200	23,406
	Tongyu Heavy Industry Co. Ltd., Class A	529,953	175,057
	Topsec Technologies Group, Inc., Class A	208,127	206,222
Ω	Topsports International Holdings Ltd.	6,266,000	2,317,931
	Towngas Smart Energy Co. Ltd.	3,178,818	1,234,677
	TravelSky Technology Ltd., Class H	2,802,000	3,452,714
*	Triumph New Energy Co. Ltd., Class H	724,000	349,501
††	Trony Solar Holdings Co. Ltd.	1,757,000	0
	Truking Technology Ltd., Class A	109,900	99,201
	Truly International Holdings Ltd.	4,767,573	737,211
* Ω	Tuhu Car, Inc.	111,200	224,758
††	Tunghsu Optoelectronic Technology Co. Ltd., Class A	792,500	30,546
*	Tuniu Corp., Sponsored ADR	107,836	106,801
	Unilumin Group Co. Ltd., Class A	224,200	214,137
	Uni-President China Holdings Ltd.	4,377,000	4,405,738
	United Energy Group Ltd.	2,112,900	100,873
# ††	Untrade.Lumena Newmat	363,249	0
*	UTour Group Co. Ltd., Class A	172,400	176,432

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Valiant Co. Ltd., Class A	189,900	$265,442
	Vats Liquor Chain Store Management JSC Ltd. (300755 C2), Class A	84,465	201,000
	Vatti Corp. Ltd., Class A	147,700	142,707
*	Vcanbio Cell & Gene Engineering Corp. Ltd., Class A	114,900	313,216
# * †† Ω	Venus MedTech Hangzhou, Inc., Class H	743,500	100,191
	Vipshop Holdings Ltd., ADR	232,406	3,339,674
* Ω	Viva Biotech Holdings	2,796,000	288,547
*	Vnet Group, Inc., ADR	165,196	1,151,416
	Wangneng Environment Co. Ltd., Class A	96,145	196,741
	Wanguo Gold Group Ltd.	374,000	641,569
	Want Want China Holdings Ltd.	2,485,000	1,518,681
	Warom Technology, Inc. Co., Class A	58,700	164,515
	Wasion Holdings Ltd.	1,858,000	1,841,784
	Weibo Corp. (9898 HK), Class A	36,500	357,669
	Weibo Corp. (WB US), Sponsored ADR	4,978	48,884
	Weihai Guangtai Airport Equipment Co. Ltd., Class A	85,600	122,276
	Weilong Delicious Global Holdings Ltd.	75,000	70,381
* Ω	Weimob, Inc.	214,000	63,619
*	Wellhope Foods Co. Ltd., Class A	186,880	204,512
	Wencan Group Co. Ltd., Class A	59,322	189,228
		Shares	Value»
CHINA — (Continued)
	Wenzhou Yihua Connector Co. Ltd., Class A	39,600	$226,135
	West China Cement Ltd.	5,844,000	1,104,616
	Western Metal Materials Co. Ltd., Class A	93,800	220,300
	Windey Energy Technology Group Co. Ltd., Class A	144,750	259,259
*	World Union Group, Inc., Class A	115,600	37,801
	Wuhan East Lake High Technology Group Co. Ltd., Class A	105,200	138,337
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	140,000	209,408
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	80,400	202,305
	Wushang Group Co. Ltd., Class A	156,682	181,890
* Ω	Wuxi Biologics Cayman, Inc.	1,312,000	3,140,549
	Wuxi Boton Technology Co. Ltd., Class A	97,452	249,106
	Wuxi Chipown Micro-Electronics Ltd., Class A	12,113	79,159
	Wuxi Huaguang Environment & Energy Group Co. Ltd., Class A	166,529	207,330
	Wuxi Paike New Materials Technology Co. Ltd., Class A	22,100	154,990
	Wuxi Xinje Electric Co. Ltd., Class A	29,200	180,489

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	2,060,000	$234,928
*	Xiamen Changelight Co. Ltd., Class A	160,200	241,363
*	Xiamen Hongxin Electronics Technology Group, Inc., Class A	53,900	161,086
	Xiamen Jihong Technology Co. Ltd., Class A	64,000	113,225
	Xiamen Kingdomway Group Co., Class A	13,200	26,066
	Xiandai Investment Co. Ltd., Class A	356,794	208,108
	Xiangtan Electrochemical Scientific Co. Ltd., Class A	111,500	155,203
	Xilinmen Furniture Co. Ltd., Class A	81,000	187,258
	Xingfa Aluminium Holdings Ltd.	481,000	429,268
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	1,667,103	2,318,818
	Xinjiang Communications Construction Group Co. Ltd., Class A	101,800	150,965
	Xinjiang Joinworld Co. Ltd., Class A	182,800	177,084
	Xinjiang Qingsong Building Materials & Chemicals Group Co. Ltd., Class A	240,700	125,490
	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	1,728,000	189,292
		Shares	Value»
CHINA — (Continued)
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd., Class A	220,300	$266,969
# *	Xinte Energy Co. Ltd., Class H	940,400	881,720
	Xinxiang Chemical Fiber Co. Ltd., Class A	301,700	170,718
#	Xinyi Energy Holdings Ltd.	4,540,213	461,701
	Xinyi Solar Holdings Ltd.	15,000,000	6,184,101
	Xinzhi Group Co. Ltd., Class A	71,300	140,322
*	Xizang Zhufeng Resources Co. Ltd., Class A	97,700	139,939
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	118,500	200,932
	Xtep International Holdings Ltd.	5,055,688	3,906,531
*	Xunlei Ltd., ADR	181,470	450,046
*	XXF Group Holdings Ltd.	45,000	31,233
Ω	Yadea Group Holdings Ltd.	3,751,281	6,229,659
*	YaGuang Technology Group Co. Ltd., Class A	171,900	126,633
*	Yangmei Chemical Co. Ltd., Class A	74,400	21,446
Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	476,500	1,004,442
	Yantai China Pet Foods Co. Ltd., Class A	70,300	372,223
	YanTai Shuangta Food Co. Ltd., Class A	202,100	144,604
*	Yatsen Holding Ltd., ADR	36,484	115,654
# *	Yeahka Ltd.	481,600	506,893
	Yechiu Metal Recycling China Ltd., Class A	305,500	98,336
	Yeebo International Holdings Ltd.	256,000	128,832

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Yibin Tianyuan Group Co. Ltd., Class A	289,200	$164,129
# * Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	818,800	967,312
	Yihai International Holding Ltd.	1,512,000	2,608,242
	Yinbang Clad Material Co. Ltd., Class A	156,200	237,700
	Yingkou Jinchen Machinery Co. Ltd., Class A	7,200	24,820
	Yiren Digital Ltd., Sponsored ADR	224,829	1,277,029
Ω	Yixin Group Ltd.	3,917,000	404,095
	Yixintang Pharmaceutical Group Co. Ltd., Class A	100,100	172,056
	Yizumi Holdings Co. Ltd., Class A	86,500	247,511
	Yongjin Technology Group Co. Ltd.	64,300	178,801
	Yotrio Group Co. Ltd., Class A	443,400	208,575
	Youcare Pharmaceutical Group Co. Ltd., Class A	86,729	176,020
	Youngy Co. Ltd., Class A	50,500	213,453
	Youzu Interactive Co. Ltd., Class A	163,800	198,983
	Yuexiu Property Co. Ltd.	4,281,456	2,681,586
	Yuexiu Services Group Ltd.	751,500	304,674
	Yuexiu Transport Infrastructure Ltd.	2,220,018	1,049,879
*	Yueyang Forest & Paper Co. Ltd., Class A	314,477	211,340
	Yueyang Xingchang Petro-Chemical Co. Ltd., Class A	64,600	139,755
		Shares	Value»
CHINA — (Continued)
	Yunnan Nantian Electronics Information Co. Ltd., Class A	42,200	$93,390
	Yutong Heavy Industries Co. Ltd., Class A	55,300	88,459
	ZBOM Home Collection Co. Ltd., Class A	103,723	165,690
	Zengame Technology Holding Ltd.	508,000	149,591
	Zhaojin Mining Industry Co. Ltd., Class H	3,804,000	6,032,270
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd., Class A	132,400	145,799
	Zhejiang Ausun Pharmaceutical Co. Ltd., Class A	159,100	185,565
	Zhejiang Changsheng Sliding Bearings Co. Ltd., Class A	10,200	76,172
	Zhejiang Expressway Co. Ltd., Class H	4,415,920	3,178,054
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	132,400	252,530
††	Zhejiang Glass Co. Ltd., Class H	415,000	0
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A	177,400	203,614
	Zhejiang Hangmin Co. Ltd., Class A	215,800	211,987
*	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	95,900	65,682
*	Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	156,800	185,518

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Huangma Technology Co. Ltd., Class A	86,100	$132,115
*	Zhejiang Huatong Meat Products Co. Ltd., Class A	41,500	65,761
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	70,331	261,349
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	88,800	231,345
	Zhejiang Jinggong Integration Technology Co. Ltd., Class A	61,800	134,868
	Zhejiang Jingu Co. Ltd., Class A	346,600	546,481
	Zhejiang Lante Optics Co. Ltd., Class A	75,811	284,979
	Zhejiang Meida Industrial Co. Ltd., Class A	136,940	139,382
*	Zhejiang Orient Gene Biotech Co. Ltd., Class A	42,661	169,058
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	50,000	137,499
	Zhejiang Runtu Co. Ltd., Class A	231,234	220,132
	Zhejiang Shibao Co. Ltd., Class H	444,000	170,346
	Zhejiang Songyuan Automotive Safety Systems Co. Ltd., Class A	29,300	124,534
	Zhejiang Southeast Space Frame Co. Ltd., Class A	251,500	144,649
*	Zhejiang Sunriver Culture Tourism Co. Ltd., Class A	62,100	66,588
		Shares	Value»
CHINA — (Continued)
	Zhejiang Taihua New Material Group Co. Ltd., Class A	110,700	$165,951
*	Zhejiang Tiantie Science & Technology Co. Ltd., Class A	184,341	104,040
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	79,905	191,364
	Zhejiang Wanliyang Co. Ltd., Class A	270,470	234,145
	Zhejiang Wanma Co. Ltd., Class A	209,300	243,059
	Zhejiang Wansheng Co. Ltd., Class A	101,200	137,356
	Zhejiang XCC Group Co. Ltd., Class A	57,200	342,977
	Zhejiang Xinao Textiles, Inc., Class A	33,000	29,778
	Zhejiang Yasha Decoration Co. Ltd., Class A	275,100	141,798
	Zhejiang Yonggui Electric Equipment Co. Ltd., Class A	71,900	167,596
	Zhejiang Yonghe Refrigerant Co. Ltd., Class A	73,000	210,731
	Zhejiang Zhaolong Interconnect Technology Co. Ltd., Class A	41,400	320,527
	Zhende Medical Co. Ltd., Class A	46,200	139,578
#	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	1,016,400	1,333,994
	Zhengzhou GL Tech Co. Ltd., Class A	48,856	82,948

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhenjiang Dongfang Electric Heating Technology Co. Ltd., Class A	264,800	$160,945
	Zhewen Interactive Group Co. Ltd., Class A	169,300	152,814
# *	Zhihu, Inc.	72,800	83,588
* Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	2,098,400	3,261,521
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd., Class A	56,600	150,375
*	Zhongnongfa Seed Industry Group Co. Ltd., Class A	219,100	199,064
	Zhongsheng Group Holdings Ltd.	2,419,000	3,825,612
* ††	Zhongtian Financial Group Co. Ltd., Class A	1,461,176	0
	Zhongtong Bus Holding Co. Ltd., Class A	113,900	180,146
# *	Zhongyu Energy Holdings Ltd.	2,066,306	1,187,946
	Zhongyuan Environment-Protection Co. Ltd., Class A	146,000	173,063
Ω	Zhou Hei Ya International Holdings Co. Ltd.	2,989,000	656,720
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	68,200	262,883
*	Zhuzhou Smelter Group Co. Ltd., Class A	218,200	249,327
	Zhuzhou Times New Material Technology Co. Ltd., Class A	163,168	275,423
		Shares	Value»
CHINA — (Continued)
	ZJMI Environmental Energy Co. Ltd., Class A	78,900	$137,584
#	Zonqing Environmental Ltd.	54,000	43,237
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	282,600	209,899
	ZWSOFT Co. Ltd. Guangzhou, Class A	24,240	288,053
* Ω	Zylox-Tonbridge Medical Technology Co. Ltd.	121,000	173,138
TOTAL CHINA			773,737,703
COLOMBIA — (0.1%)
	Almacenes Exito SA, BDR	339,734	564,474
	Bolsa de Valores de Colombia	32,240	88,018
	Celsia SA ESP	443,043	391,943
	Cementos Argos SA	319,832	786,460
*	Corp. Financiera Colombiana SA	190,540	796,599
	Grupo Argos SA	132,625	628,273
	Grupo Aval Acciones y Valores SA, ADR	4,190	11,732
	Mineros SA	75,167	87,144
	Promigas SA ESP	10,240	17,217
TOTAL COLOMBIA			3,371,860
GREECE — (0.6%)
	Aegean Airlines SA	126,702	1,425,217
# *	Aktor SA Holding Company Technical & Energy Projects	150,373	802,851
	Athens Water Supply & Sewage Co. SA	80,877	511,299
	Autohellas Tourist & Trading SA	61,105	692,206
	Avax SA	103,049	205,977
	Bank of Greece	50,253	749,084
	Ellaktor SA	112,142	260,227

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
GREECE — (Continued)
#	ElvalHalcor SA	124,834	$270,405
	Fourlis Holdings SA	78,400	333,839
	GEK Terna SA	236,345	4,577,718
	Hellenic Exchanges - Athens Stock Exchange SA	103,782	533,288
	Helleniq Energy Holdings SA	29,428	228,654
	Holding Co. ADMIE IPTO SA	305,384	847,100
	Ideal Holdings SA	13,984	87,209
	Intracom Holdings SA	144,281	462,944
*	Intralot SA-Integrated Lottery Systems & Services	31,489	34,674
	Kri-Kri Milk Industry SA	1,304	21,727
*	LAMDA Development SA	141,143	1,016,935
	Piraeus Port Authority SA	25,327	785,267
	Quest Holdings SA	54,714	358,039
	Sarantis SA	131,589	1,555,792
	Terna Energy SA	46,878	972,466
	Thrace Plastics Holding & Co.	8,168	34,459
	Titan Cement International SA (TITC GA)	90,073	4,261,496
TOTAL GREECE			21,028,873
HONG KONG — (0.0%)
	Amrita Global	1,794,000	138,143
*	Kai Yuan Holdings Ltd.	6,420,000	12,937
	PAX Global Technology Ltd.	731,000	450,018
# ††	Untrade.China Dili	12,625,699	200,601
TOTAL HONG KONG			801,699
HUNGARY — (0.1%)
*	4iG Nyrt	42,547	149,064
	Magyar Telekom Telecommunications PLC	615,145	2,166,183
	Opus Global Nyrt	582,428	801,845
	Richter Gedeon Nyrt	25,220	653,161
TOTAL HUNGARY			3,770,253
		Shares	Value»
INDIA — (23.5%)
	360 ONE WAM Ltd.	568,898	$6,613,086
*	3i Infotech Ltd.	111,462	36,453
	3M India Ltd.	2,424	823,978
	63 Moons Technologies Ltd.	3,498	30,163
	Aarti Drugs Ltd.	95,006	443,894
	Aarti Industries Ltd.	475,647	2,443,430
	Aarti Pharmalabs Ltd.	109,660	736,151
*	Aavas Financiers Ltd.	74,763	1,472,394
	Abbott India Ltd.	15,291	4,619,050
	Accelya Solutions India Ltd.	3,300	54,785
	Action Construction Equipment Ltd.	93,884	1,375,756
	ADF Foods Ltd.	14,720	45,730
	Aditya Birla Real Estate Ltd.	148,574	3,672,294
	Advanced Enzyme Technologies Ltd.	160,518	608,208
	Aegis Logistics Ltd.	466,118	3,749,764
*	Aether Industries Ltd.	9,978	95,269
	AGI Greenpac Ltd.	39,239	353,971
	Agro Tech Foods Ltd.	49,190	449,881
	Ahluwalia Contracts India Ltd.	52,561	516,577
	AIA Engineering Ltd.	156,917	6,688,007
	Ajanta Pharma Ltd.	142,911	4,428,441
	Akzo Nobel India Ltd.	42,912	1,876,998
	Alembic Ltd.	269,593	363,456
	Alembic Pharmaceuticals Ltd.	186,858	1,974,788
	Alkyl Amines Chemicals	48,225	947,727
*	Allcargo Gati Ltd.	73,955	61,770
	Allcargo Logistics Ltd.	851,660	414,978
*	Allcargo Terminals Ltd.	216,315	82,015
	Amara Raja Energy & Mobility Ltd.	309,780	3,695,539
*	Amber Enterprises India Ltd.	50,515	3,769,503

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Amrutanjan Health Care Ltd.	12,919	$99,315
	Anant Raj Ltd.	241,161	1,655,525
	Andhra Paper Ltd.	37,890	38,131
	Andhra Sugars Ltd.	165,885	164,503
	Angel One Ltd.	48,113	1,297,873
	Anup Engineering Ltd.	532	17,323
	Apar Industries Ltd.	35,156	3,023,149
	Apcotex Industries Ltd.	31,873	125,304
	APL Apollo Tubes Ltd.	288,165	5,016,282
	Apollo Pipes Ltd.	23,799	119,100
	Apollo Tyres Ltd.	1,058,537	5,314,807
	Aptech Ltd.	9,093	16,422
	Arvind Fashions Ltd.	178,503	981,827
	Arvind Ltd.	541,245	2,115,211
	Asahi India Glass Ltd.	337,184	2,609,936
	Ashiana Housing Ltd.	72,484	272,558
*	Ashoka Buildcon Ltd.	402,491	1,190,721
Ω	Aster DM Healthcare Ltd.	293,085	1,657,566
	Astra Microwave Products Ltd.	146,377	1,236,743
	AstraZeneca Pharma India Ltd.	4,051	338,077
	Atul Ltd.	52,252	3,784,958
Ω	AU Small Finance Bank Ltd.	83,099	576,033
	AurionPro Solutions Ltd.	16,984	292,040
	Automotive Axles Ltd.	15,893	313,207
	Avadh Sugar & Energy Ltd.	13,696	70,544
	Avanti Feeds Ltd.	121,828	992,491
	Bajaj Consumer Care Ltd.	234,971	512,852
*	Bajaj Hindusthan Sugar Ltd.	2,423,656	774,345
	Bajaj Holdings & Investment Ltd.	14,445	1,920,661
	Balaji Amines Ltd.	38,797	767,488
	Balmer Lawrie & Co. Ltd.	230,549	523,548
	Balrampur Chini Mills Ltd.	400,664	2,233,786
	Banco Products India Ltd.	109,392	568,197
		Shares	Value»
INDIA — (Continued)
Ω	Bandhan Bank Ltd.	1,120,701	$1,952,542
	Bank of Maharashtra	1,096,690	644,391
	Bannari Amman Sugars Ltd.	12,348	512,103
	BASF India Ltd.	43,424	2,306,147
	Bata India Ltd.	155,276	2,315,424
	Bayer CropScience Ltd.	22,864	1,345,056
	BEML Ltd.	65,577	2,910,749
*	BF Utilities Ltd.	59,511	545,575
	Bhansali Engineering Polymers Ltd.	335,166	470,239
	Bharat Bijlee Ltd.	14,396	535,695
	Bharat Dynamics Ltd.	164,735	2,479,573
	Bharat Heavy Electricals Ltd.	2,136,088	5,104,481
	Bharat Rasayan Ltd.	3,159	374,550
	Biocon Ltd.	110,082	458,009
	Birla Corp. Ltd.	92,209	1,237,740
	Birlasoft Ltd.	579,755	3,569,482
*	Black Box Ltd.	29,029	172,032
	BLS International Services Ltd.	111,205	561,438
	Blue Dart Express Ltd.	17,288	1,322,945
	Blue Star Ltd.	272,614	5,715,703
	Bombay Burmah Trading Co.	59,813	1,454,143
	Bombay Dyeing & Manufacturing Co. Ltd.	232,090	427,728
*	Borosil Ltd.	24,794	110,575
*	Borosil Renewables Ltd.	18,113	109,906
*	Borosil Scientific Ltd.	18,595	34,015
	Brigade Enterprises Ltd.	336,769	4,486,412
*	Brightcom Group Ltd.	2,455,807	290,615
	BSE Ltd.	185,803	11,333,840
	Can Fin Homes Ltd.	246,334	1,888,951
*	Capacit'e Infraprojects Ltd.	76,517	318,733
	Caplin Point Laboratories Ltd.	72,924	1,752,727
	Carborundum Universal Ltd.	259,767	3,548,323

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Care Ratings Ltd.	69,488	$993,472
*	Cartrade Tech Ltd.	31,970	608,045
	Carysil Ltd.	18,432	146,354
	Castrol India Ltd.	1,016,603	2,073,494
	CCL Products India Ltd.	270,942	1,948,047
	CE Info Systems Ltd.	13,707	267,941
	Ceat Ltd.	72,128	2,381,635
	Central Depository Services India Ltd.	349,616	5,272,154
	Century Enka Ltd.	24,543	152,168
	Century Plyboards India Ltd.	196,359	1,820,900
	Cera Sanitaryware Ltd.	17,896	1,384,198
	CESC Ltd.	1,864,899	3,064,878
*	Chalet Hotels Ltd.	55,367	490,050
	Chambal Fertilisers & Chemicals Ltd.	465,051	2,693,777
	Chennai Petroleum Corp. Ltd.	157,831	983,214
*	Choice International Ltd.	10,876	63,687
	Cholamandalam Financial Holdings Ltd.	371,075	6,510,986
	CIE Automotive India Ltd.	431,037	2,300,342
	City Union Bank Ltd.	1,091,736	2,184,179
	CMS Info Systems Ltd.	79,512	395,623
Ω	Cochin Shipyard Ltd.	220,413	3,881,760
* Ω	Coffee Day Enterprises Ltd.	26,984	8,158
	Coforge Ltd.	88,932	8,428,922
	Computer Age Management Services Ltd.	101,936	4,219,945
	Confidence Petroleum India Ltd.	147,265	116,205
	Coromandel International Ltd.	158,239	3,299,621
	Cosmo First Ltd.	18,188	156,734
	CreditAccess Grameen Ltd.	129,564	1,589,254
	CRISIL Ltd.	48,206	2,998,980
	Crompton Greaves Consumer Electricals Ltd.	1,391,327	5,481,897
		Shares	Value»
INDIA — (Continued)
*	CSB Bank Ltd.	134,975	$476,480
	Cyient Ltd.	151,592	2,529,908
	Dalmia Bharat Ltd.	63,329	1,358,846
	Dalmia Bharat Sugar & Industries Ltd.	23,695	95,606
	Datamatics Global Services Ltd.	10,803	75,417
	DB Corp. Ltd.	145,648	438,238
	DCB Bank Ltd.	653,604	894,651
	DCM Shriram Industries Ltd.	8,486	16,688
	DCM Shriram Ltd.	127,523	1,714,143
*	DCW Ltd.	319,843	291,129
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	187,415	2,445,648
	Deepak Nitrite Ltd.	139,098	3,722,038
*	Delhivery Ltd.	600,812	2,227,874
	Delta Corp. Ltd.	446,857	524,541
*	DEN Networks Ltd.	233,564	105,801
*	Dhampur Sugar Mills Ltd.	84,288	148,609
*	Dhani Services Ltd.	143,027	127,538
	Dhanuka Agritech Ltd.	38,001	638,379
Ω	Dilip Buildcon Ltd.	66,411	332,033
*	Dish TV India Ltd.	902,907	87,229
*	Dishman Carbogen Amcis Ltd.	171,479	457,695
	Dixon Technologies India Ltd.	64,295	11,090,576
	Dollar Industries Ltd.	20,031	97,786
Ω	Dr. Lal PathLabs Ltd.	104,974	3,434,272
*	Dwarikesh Sugar Industries Ltd.	181,312	105,892
	Dynamatic Technologies Ltd.	2,093	168,859
	eClerx Services Ltd.	89,380	3,116,384
	Edelweiss Financial Services Ltd.	1,280,420	1,610,862
*	EID Parry India Ltd.	250,294	2,362,415
	EIH Associated Hotels	15,418	66,736
	EIH Ltd.	200,059	853,251
	Elecon Engineering Co. Ltd.	34,246	210,467

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Electrosteel Castings Ltd.	1,333,553	$1,966,280
	Elgi Equipments Ltd.	523,096	3,263,482
	Emami Ltd.	529,450	3,583,232
Ω	Endurance Technologies Ltd.	53,705	1,227,814
	Engineers India Ltd.	737,796	1,448,493
	Epigral Ltd.	47,103	996,860
	EPL Ltd.	390,972	1,024,535
*	Equinox India Developments Ltd.	1,355,104	2,256,119
Ω	Equitas Small Finance Bank Ltd.	1,576,171	1,222,247
* Ω	Eris Lifesciences Ltd.	110,810	1,570,994
	ESAB India Ltd.	10,199	587,484
	Escorts Kubota Ltd.	58,332	2,456,413
	Everest Industries Ltd.	6,837	50,061
	Exide Industries Ltd.	798,668	3,453,408
	FDC Ltd.	169,618	909,958
*	Federal-Mogul Goetze India Ltd.	26,987	121,791
	FIEM Industries Ltd.	19,282	311,178
	Fine Organic Industries Ltd.	14,450	740,290
*	Fino Payments Bank Ltd.	13,562	45,482
	Finolex Cables Ltd.	247,461	2,849,056
	Finolex Industries Ltd.	891,098	2,111,014
	Firstsource Solutions Ltd.	1,067,513	4,107,268
	Force Motors Ltd.	12,314	894,895
	Fortis Healthcare Ltd.	1,312,611	9,735,873
	Gabriel India Ltd.	222,859	1,192,943
	Galaxy Surfactants Ltd.	22,618	620,658
	Ganesh Housing Corp. Ltd.	26,347	411,542
	Garware Technical Fibres Ltd.	172,950	1,623,648
	Gateway Distriparks Ltd.	989,201	871,460
	GE Vernova T&D India Ltd	52,453	1,072,973
		Shares	Value»
INDIA — (Continued)
	GHCL Ltd.	188,128	$1,578,301
	GHCL Textiles Ltd.	185,148	199,626
	GIC Housing Finance Ltd.	94,840	202,539
	Gillette India Ltd.	18,742	1,856,845
	GlaxoSmithKline Pharmaceuticals Ltd.	68,056	1,546,363
	Glenmark Pharmaceuticals Ltd.	370,490	6,180,974
*	Global Health Ltd.	47,020	565,752
	GMM Pfaudler Ltd.	64,920	888,856
*	Go Fashion India Ltd.	2,439	25,012
	Godawari Power & Ispat Ltd.	547,630	1,135,809
	Godfrey Phillips India Ltd.	45,867	2,383,596
Ω	Godrej Agrovet Ltd.	48,105	410,306
*	Godrej Industries Ltd.	179,235	1,837,574
*	Gokaldas Exports Ltd.	19,720	214,385
	Goodyear India Ltd.	11,757	128,602
	Granules India Ltd.	409,109	2,619,390
	Graphite India Ltd.	212,254	1,161,412
	Grauer & Weil India Ltd.	285,408	320,625
	Gravita India Ltd.	46,021	1,076,386
	Great Eastern Shipping Co. Ltd.	267,452	3,030,435
	Greaves Cotton Ltd.	294,290	894,133
	Greenlam Industries Ltd.	45,784	289,644
	Greenpanel Industries Ltd.	123,685	491,227
	Greenply Industries Ltd.	97,847	314,825
	Grindwell Norton Ltd.	115,976	2,537,315
	Gujarat Alkalies & Chemicals Ltd.	97,139	776,234
	Gujarat Ambuja Exports Ltd.	487,116	638,557
	Gujarat Fluorochemicals Ltd.	69,796	2,863,712
	Gujarat Gas Ltd.	15,646	87,560
	Gujarat Industries Power Co. Ltd.	176,262	396,024

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Gujarat Mineral Development Corp. Ltd.	235,508	$870,287
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	229,748	1,464,445
	Gujarat Pipavav Port Ltd.	821,971	1,436,635
	Gujarat State Fertilizers & Chemicals Ltd.	670,003	1,582,951
	Gujarat State Petronet Ltd.	856,449	3,397,577
	Gulf Oil Lubricants India Ltd.	44,273	520,857
	Happiest Minds Technologies Ltd.	101,903	809,029
*	Hathway Cable & Datacom Ltd.	1,222,690	211,331
	Hatsun Agro Product Ltd.	130,161	1,410,521
	HBL Engineering Ltd.	305,656	2,094,923
*	HealthCare Global Enterprises Ltd.	71,139	420,757
	HEG Ltd.	188,405	853,602
	HeidelbergCement India Ltd.	200,096	501,593
	Heritage Foods Ltd.	117,371	585,043
	Hester Biosciences Ltd.	9,221	203,825
	HFCL Ltd.	2,094,768	2,359,998
	HG Infra Engineering Ltd.	48,180	704,988
	Hikal Ltd.	161,318	659,024
	HIL Ltd.	13,632	314,088
	Himadri Speciality Chemical Ltd.	640,903	3,627,752
	Himatsingka Seide Ltd.	28,673	52,620
	Hinduja Global Solutions Ltd.	30,211	216,672
*	Hindustan Construction Co. Ltd.	3,452,208	1,272,822
	Hindustan Copper Ltd.	654,730	1,787,355
*	Hindustan Oil Exploration Co. Ltd.	190,919	433,632
	Hindware Home Innovation Ltd.	41,066	108,697
		Shares	Value»
INDIA — (Continued)
	Hitachi Energy India Ltd.	11,761	$1,735,778
	Hle Glascoat Ltd.	8,257	29,966
	Honda India Power Products Ltd.	12,211	353,901
	Huhtamaki India Ltd.	70,534	183,490
Ω	ICICI Securities Ltd.	192,071	1,824,429
	ICRA Ltd.	7,574	546,245
*	IDFC First Bank Ltd.	3,601,878	2,620,949
*	IFB Industries Ltd.	32,347	514,607
*	IIFL Capital Services Ltd.	183,211	532,910
	IIFL Finance Ltd.	592,303	2,424,112
*	India Cements Ltd.	431,949	1,317,655
	India Glycols Ltd.	41,249	606,484
	India Power Corp. Ltd.	61,074	10,717
Ω	IndiaMart InterMesh Ltd.	4,196	100,098
Ω	Indian Energy Exchange Ltd.	1,060,324	2,127,285
	Indian Metals & Ferro Alloys Ltd.	2,364	19,142
	Indo Count Industries Ltd.	189,824	650,297
	Indoco Remedies Ltd.	113,141	325,131
	Indraprastha Gas Ltd.	1,060,760	2,465,558
	Infibeam Avenues Ltd.	3,341,715	873,474
	Ingersoll Rand India Ltd.	22,602	970,999
*	Inox Wind Ltd.	796,313	1,538,231
	Insecticides India Ltd.	5,021	37,592
	Intellect Design Arena Ltd.	208,310	1,936,602
	IOL Chemicals & Pharmaceuticals Ltd.	47,094	195,458
	ION Exchange India Ltd.	30,948	207,474
	Ipca Laboratories Ltd.	355,796	5,911,910
Ω	IRCON International Ltd.	843,731	2,131,577
	ISGEC Heavy Engineering Ltd.	48,631	647,242
	ITD Cementation India Ltd.	240,706	1,494,839
*	ITI Ltd.	11,713	43,756

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	J Kumar Infraprojects Ltd.	94,348	$799,194
	Jagran Prakashan Ltd.	203,555	181,449
	Jai Corp. Ltd.	134,884	211,250
*	Jaiprakash Power Ventures Ltd.	9,172,137	1,729,322
	Jammu & Kashmir Bank Ltd.	877,546	1,000,349
	Jamna Auto Industries Ltd.	584,889	604,488
	JB Chemicals & Pharmaceuticals Ltd.	262,387	5,321,704
	JBM Auto Ltd.	147,570	1,366,274
	Jindal Poly Films Ltd.	54,125	541,750
	Jindal Saw Ltd.	1,093,256	3,133,660
	Jindal Stainless Ltd.	511,945	3,843,952
	JK Cement Ltd.	105,506	5,832,893
	JK Lakshmi Cement Ltd.	179,428	1,655,022
	JK Paper Ltd.	225,536	949,598
	JK Tyre & Industries Ltd.	318,098	1,169,617
	JM Financial Ltd.	1,282,474	1,623,232
	JTEKT India Ltd.	162,164	285,162
	Jubilant Foodworks Ltd.	810,576	6,545,390
	Jubilant Ingrevia Ltd.	413,662	3,326,878
	Jubilant Pharmova Ltd.	237,531	2,655,552
	Jupiter Wagons Ltd.	27,897	129,090
*	Just Dial Ltd.	49,938	512,009
	Jyothy Labs Ltd.	475,110	2,185,791
*	Jyoti Structures Ltd.	61,444	16,571
	Kajaria Ceramics Ltd.	283,766	3,233,553
	Kalpataru Projects International Ltd.	277,203	3,380,048
	Kalyani Steels Ltd.	73,704	758,620
	Kansai Nerolac Paints Ltd.	174,538	469,464
	Karnataka Bank Ltd.	716,085	1,576,294
	Karur Vysya Bank Ltd.	1,417,220	3,892,247
	Kaveri Seed Co. Ltd.	69,408	723,785
	KCP Ltd.	138,614	331,529
	KDDL Ltd.	399	10,982
		Shares	Value»
INDIA — (Continued)
	KEC International Ltd.	324,440	$3,152,632
	KEI Industries Ltd.	81,334	3,779,378
	Kennametal India Ltd.	13,799	385,177
	Kewal Kiran Clothing Ltd.	24,568	158,552
	Kirloskar Brothers Ltd.	62,533	1,338,818
	Kirloskar Ferrous Industries Ltd.	100,528	660,455
	Kirloskar Industries Ltd.	264	11,704
	Kirloskar Oil Engines Ltd.	224,138	2,328,970
	Kirloskar Pneumatic Co. Ltd.	1,037	13,560
	KNR Constructions Ltd.	395,031	1,358,877
	Kolte-Patil Developers Ltd.	59,333	194,688
	KPIT Technologies Ltd.	110,248	1,791,948
	KPR Mill Ltd.	401,056	4,282,695
	KRBL Ltd.	147,046	467,968
* Ω	Krishna Institute of Medical Sciences Ltd.	276,690	1,942,841
	Krsnaa Diagnostics Ltd.	12,943	125,821
	KSB Ltd.	233,155	1,890,911
	L&T Finance Ltd.	1,097,759	1,840,534
	LA Opala RG Ltd.	117,842	368,159
Ω	Laurus Labs Ltd.	780,770	5,258,584
	Laxmi Organic Industries Ltd.	7,409	18,470
* Ω	Lemon Tree Hotels Ltd.	626,352	981,020
	LG Balakrishnan & Bros Ltd.	51,169	798,551
	LIC Housing Finance Ltd.	605,311	4,176,043
	Linde India Ltd.	16,790	1,209,393
	Lloyds Engineering Works Ltd.	116,192	103,883
	LMW Ltd.	12,051	2,179,816
	LT Foods Ltd.	489,233	2,199,823
	Lumax Auto Technologies Ltd.	70,535	440,933
	Lumax Industries Ltd.	3,899	98,038
	LUX Industries Ltd.	18,138	326,949
	Mahanagar Gas Ltd.	153,748	2,436,587

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Maharashtra Scooters Ltd.	3,724	$400,088
	Maharashtra Seamless Ltd.	190,203	1,359,483
	Mahindra & Mahindra Financial Services Ltd.	1,288,147	4,224,681
*	Mahindra Holidays & Resorts India Ltd.	232,632	909,199
	Mahindra Lifespace Developers Ltd.	293,220	1,413,160
Ω	Mahindra Logistics Ltd.	15,402	65,481
	Maithan Alloys Ltd.	14,578	164,782
*	Man Industries India Ltd.	5,439	18,192
	Man Infraconstruction Ltd.	287,717	668,164
	Manappuram Finance Ltd.	1,740,298	3,922,636
	Mangalam Cement Ltd.	22,675	224,701
	Mangalore Refinery & Petrochemicals Ltd.	418,494	624,068
	Marksans Pharma Ltd.	647,499	1,801,857
Ω	MAS Financial Services Ltd.	129,441	376,046
	Mastek Ltd.	43,101	1,278,721
*	Max Estates Ltd.	53,673	328,455
*	Max Financial Services Ltd.	11,941	153,753
	Mayur Uniquoters Ltd.	54,867	349,722
*	Medplus Health Services Ltd.	8,246	68,049
*	Meghmani Organics Ltd.	356,663	319,541
* Ω	Metropolis Healthcare Ltd.	74,595	1,538,499
	Minda Corp. Ltd.	188,825	1,237,147
Ω	Mishra Dhatu Nigam Ltd.	145,097	548,335
	MM Forgings Ltd.	33,082	165,277
	MOIL Ltd.	185,346	659,686
	Monte Carlo Fashions Ltd.	21,677	170,384
		Shares	Value»
INDIA — (Continued)
*	Morepen Laboratories Ltd.	1,033,156	$771,262
	Motherson Sumi Wiring India Ltd.	4,360,100	2,814,207
	Motilal Oswal Financial Services Ltd.	367,277	2,694,736
	MPS Ltd.	887	26,978
	Mrs Bectors Food Specialities Ltd.	57,218	970,787
	MSTC Ltd.	94,763	666,120
	Narayana Hrudayalaya Ltd.	212,281	3,372,448
	Natco Pharma Ltd.	286,689	3,886,499
	National Aluminium Co. Ltd.	1,982,213	4,594,345
	National Fertilizers Ltd.	169,354	208,401
	Nava Ltd.	348,420	1,780,242
	Navin Fluorine International Ltd.	34,828	1,663,746
	Navneet Education Ltd.	303,914	492,892
	NCC Ltd.	1,200,069	3,464,991
	NCL Industries Ltd.	16,947	39,799
	NELCO Ltd.	31,661	371,622
	Neogen Chemicals Ltd.	8,605	188,836
	NESCO Ltd.	76,896	853,100
	Neuland Laboratories Ltd.	18,322	2,975,896
	Newgen Software Technologies Ltd.	136,406	1,650,895
	NIIT Learning Systems Ltd.	284,726	1,545,919
	NIIT Ltd.	285,432	489,926
	Nilkamal Ltd.	20,926	414,012
Ω	Nippon Life India Asset Management Ltd.	239,947	1,609,020
	NLC India Ltd.	547,232	1,386,786
	NOCIL Ltd.	301,922	808,591
	Novartis India Ltd.	790	7,900
	NRB Bearings Ltd.	156,167	460,148
	Nucleus Software Exports Ltd.	27,708	295,637
	Nuvama Wealth Management Ltd.	15,204	977,080
*	OCCL Ltd.	1,415	1,469

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Odigma Consultancy Solutions Ltd.	23,547	$15,420
*	Onesource Specialty Pharma Ltd.	89,435	1,602,044
	Oracle Financial Services Software Ltd.	3,302	346,790
	Orient Cement Ltd.	376,080	1,479,671
	Orient Electric Ltd.	332,240	840,254
	Orient Paper & Industries Ltd.	211,514	76,072
	Oriental Hotels Ltd.	130,729	224,139
	Page Industries Ltd.	1,554	801,762
	Paisalo Digital Ltd.	1,157,340	575,929
	Panama Petrochem Ltd.	50,945	222,459
Ω	Parag Milk Foods Ltd., Class F	140,518	274,698
*	Patel Engineering Ltd.	758,714	432,940
*	PC Jeweller Ltd.	3,986,540	659,379
	PCBL Chemical Ltd.	240,479	1,042,388
	PDS Ltd.	1,839	10,576
	Persistent Systems Ltd.	91,417	6,362,614
	Petronet LNG Ltd.	1,702,431	6,187,947
	PG Electroplast Ltd.	6,020	53,992
	Phoenix Mills Ltd.	567,725	10,715,015
	Piramal Enterprises Ltd.	305,489	3,586,869
	Piramal Pharma Ltd.	1,199,509	3,213,373
* Ω	PNB Housing Finance Ltd.	346,684	3,527,100
	PNC Infratech Ltd.	305,822	1,126,664
	Poly Medicure Ltd.	73,608	1,978,276
	Polyplex Corp. Ltd.	53,588	698,350
	Poonawalla Fincorp Ltd.	446,130	1,594,012
	Power Mech Projects Ltd.	31,344	775,161
	Praj Industries Ltd.	390,064	2,836,467
	Prakash Industries Ltd.	291,132	524,396
Ω	Prataap Snacks Ltd.	8,396	95,676
	Prestige Estates Projects Ltd.	184,217	2,939,017
*	Pricol Ltd.	140,462	811,765
		Shares	Value»
INDIA — (Continued)
	Prince Pipes & Fittings Ltd.	112,911	$482,423
*	Prism Johnson Ltd.	417,838	671,803
	Privi Speciality Chemicals Ltd.	4,920	100,063
	Procter & Gamble Health Ltd.	28,843	1,794,775
*	PSP Projects Ltd.	29,571	216,867
*	PTC India Financial Services Ltd.	487,922	211,036
	PTC India Ltd.	659,382	1,088,890
Ω	Quess Corp. Ltd.	139,386	948,864
	Radico Khaitan Ltd.	11,102	277,774
	Rain Industries Ltd.	550,413	916,954
*	Rajesh Exports Ltd.	156,458	336,111
	Rallis India Ltd.	276,838	766,965
	Ramco Cements Ltd.	300,320	3,160,208
	Ramco Industries Ltd.	84,907	245,257
*	Ramco Systems Ltd.	7,706	32,237
	Ramkrishna Forgings Ltd.	194,449	1,753,433
*	Ramky Infrastructure Ltd.	8,084	51,365
	Rane Holdings Ltd.	10,752	178,747
	Rashtriya Chemicals & Fertilizers Ltd.	485,909	910,768
	Ratnamani Metals & Tubes Ltd.	90,764	2,972,931
*	RattanIndia Power Ltd.	3,444,681	440,709
*	Raymond Lifestyle Ltd.	94,348	1,602,999
	Raymond Ltd.	117,935	2,050,681
Ω	RBL Bank Ltd.	1,093,308	2,073,165
	REC Ltd.	973,417	5,047,232
	Redington Ltd.	1,877,512	4,453,385
	Redtape Ltd.	64,179	497,355
	Relaxo Footwears Ltd.	100,521	638,535
	Reliance Industrial Infrastructure Ltd.	30,016	335,050
*	Reliance Infrastructure Ltd.	568,950	1,634,528

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Reliance Power Ltd.	7,901,815	$3,631,420
*	Religare Enterprises Ltd.	18,107	49,545
	Repco Home Finance Ltd.	119,773	541,329
	Rico Auto Industries Ltd.	241,078	239,496
	RITES Ltd.	297,304	896,843
	Rossari Biotech Ltd.	25,892	216,187
	Route Mobile Ltd.	23,942	330,811
*	RPSG Ventures Ltd.	962	10,680
*	RSWM Ltd.	60,941	115,626
	Rupa & Co. Ltd.	24,390	64,072
	Safari Industries India Ltd.	39,729	1,099,739
	Sagar Cements Ltd.	64,282	152,584
* Ω	Salasar Techno Engineering Ltd.	54,824	7,836
	Sammaan Capital Ltd.	453,913	733,201
	Sandhar Technologies Ltd.	11,788	59,697
	Sanghvi Movers Ltd.	75,230	218,992
*	Sanofi Consumer Healthcare India Ltd.	28,063	1,521,832
	Sanofi India Ltd.	28,063	1,789,782
Ω	Sansera Engineering Ltd.	1,702	24,761
*	Sapphire Foods India Ltd.	85,750	285,435
	Sarda Energy & Minerals Ltd.	223,926	1,219,083
	Saregama India Ltd.	45,407	247,191
	Sasken Technologies Ltd.	14,843	339,345
*	Satin Creditcare Network Ltd.	62,972	104,944
	Savita Oil Technologies Ltd.	44,897	245,423
	Schaeffler India Ltd.	2,890	114,100
*	Schneider Electric Infrastructure Ltd.	184,071	1,445,298
*	SEPC Ltd.	689,964	141,970
*	Sequent Scientific Ltd.	194,288	368,323
		Shares	Value»
INDIA — (Continued)
	Seshasayee Paper & Boards Ltd.	74,280	$250,391
Ω	SH Kelkar & Co. Ltd.	112,725	277,608
	Shakti Pumps India Ltd.	34,950	379,402
	Shankara Building Products Ltd.	21,255	152,541
	Shanthi Gears Ltd.	29,927	170,135
	Sharda Cropchem Ltd.	70,879	477,039
	Sharda Motor Industries Ltd.	9,285	192,337
	Share India Securities Ltd.	18,060	51,031
*	Shilpa Medicare Ltd.	113,879	930,845
	Shipping Corp. of India Land & Assets Ltd.	371,784	246,636
	Shipping Corp. of India Ltd.	451,179	1,016,986
	Shivalik Bimetal Controls Ltd.	2,390	14,216
*	Shoppers Stop Ltd.	114,654	758,149
	Shriram Pistons & Rings Ltd.	4,790	111,802
*	SIS Ltd.	65,864	254,204
	Siyaram Silk Mills Ltd.	26,830	236,563
	SJS Enterprises Ltd.	5,140	58,414
	SKF India Ltd.	76,229	3,545,262
	Skipper Ltd.	19,548	98,287
	Snowman Logistics Ltd.	17,529	12,471
	Sobha Ltd.	113,651	1,738,188
	Solar Industries India Ltd.	19,481	2,283,300
*	Solara Active Pharma Sciences Ltd.	22,354	132,108
	Somany Ceramics Ltd.	21,226	124,322
	Sonata Software Ltd.	507,527	3,107,818
	South Indian Bank Ltd.	5,425,753	1,620,247
*	SP Apparels Ltd.	4,719	44,733
*	Spandana Sphoorty Financial Ltd.	49,631	187,064
*	Star Cement Ltd.	226,872	554,339
*	Sterlite Technologies Ltd.	539,079	669,916

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Strides Pharma Science Ltd.	178,870	$1,413,160
*	Stylam Industries Ltd.	10,286	230,466
	Styrenix Performance Materials Ltd.	6,546	186,133
*	Subex Ltd.	864,851	183,586
	Subros Ltd.	75,571	559,088
	Sudarshan Chemical Industries Ltd.	100,071	1,146,086
	Sumitomo Chemical India Ltd.	171,787	1,012,715
	Sun TV Network Ltd.	275,300	1,962,301
	Sundaram Finance Ltd.	116,230	6,134,415
	Sundaram-Clayton Ltd.	12,106	303,573
	Sundram Fasteners Ltd.	313,352	3,757,205
*	Sunflag Iron & Steel Co. Ltd.	74,248	201,404
	Sunteck Realty Ltd.	148,817	816,668
	Suprajit Engineering Ltd.	225,030	1,057,001
	Supreme Industries Ltd.	39,021	1,781,171
	Supreme Petrochem Ltd.	295,350	2,079,551
	Surya Roshni Ltd.	204,204	615,682
*	Suven Pharmaceuticals Ltd.	524,229	6,379,130
*	Suzlon Energy Ltd.	14,890,529	9,938,384
	Swaraj Engines Ltd.	19,779	777,011
	Symphony Ltd.	1,113	15,937
Ω	Syngene International Ltd.	396,587	3,405,731
	Tamil Nadu Newsprint & Papers Ltd.	86,283	166,557
	Tamilnad Mercantile Bank Ltd.	7,414	37,587
	Tanla Platforms Ltd.	166,352	1,058,955
*	TARC Ltd.	153,004	237,190
	Tata Chemicals Ltd.	427,783	4,839,879
		Shares	Value»
INDIA — (Continued)
	Tata Consumer Products Ltd.	20,367	$240,709
	TCI Express Ltd.	55,854	498,215
	TD Power Systems Ltd.	162,475	684,494
*	TeamLease Services Ltd.	7,804	219,910
	Techno Electric & Engineering Co. Ltd.	186,669	2,313,709
	Tega Industries Ltd.	4,511	78,301
	Texmaco Rail & Engineering Ltd.	584,579	1,327,461
	Thejo Engineering Ltd.	185	3,753
	Thirumalai Chemicals Ltd.	138,878	381,430
	Thomas Cook India Ltd.	348,484	626,581
Ω	Thyrocare Technologies Ltd.	48,504	443,896
	Tilaknagar Industries Ltd.	216,288	911,952
	Time Technoplast Ltd.	390,193	1,801,653
	Timken India Ltd.	81,973	2,688,733
	Tips Music Ltd.	3,936	29,283
	Titagarh Rail System Ltd.	163,671	1,926,631
	Torrent Power Ltd.	194,280	3,269,875
	Tourism Finance Corp. of India Ltd.	138,784	226,469
	Transformers & Rectifiers India Ltd.	4,124	42,494
	TransIndia Real Estate Ltd.	216,315	87,355
	Transport Corp. of India Ltd.	96,643	1,184,650
	Trident Ltd.	4,096,218	1,463,754
	Triveni Engineering & Industries Ltd.	253,714	1,121,491
	Triveni Turbine Ltd.	387,061	2,975,054
	TTK Prestige Ltd.	141,160	1,195,316
	Tube Investments of India Ltd.	80,258	3,069,803
	TV Today Network Ltd.	34,264	76,074
	TVS Holdings Ltd.	12,192	1,313,784
	TVS Srichakra Ltd.	11,862	426,077
	Uflex Ltd.	108,416	597,900
*	Ugro Capital Ltd.	83,237	193,025

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
Ω	Ujjivan Small Finance Bank Ltd.	3,938,057	$1,625,859
*	Unichem Laboratories Ltd.	96,528	778,477
	UNO Minda Ltd.	171,664	1,863,219
	Usha Martin Ltd.	418,673	1,665,375
	UTI Asset Management Co. Ltd.	91,049	1,092,531
*	VA Tech Wabag Ltd.	109,564	1,732,002
	Vaibhav Global Ltd.	225,817	711,596
*	Valor Estate Ltd.	178,250	321,193
	Vardhman Textiles Ltd.	450,962	2,357,272
* Ω	Varroc Engineering Ltd.	107,533	684,793
	Vedant Fashions Ltd.	41,234	446,528
	Veedol Corporation Ltd.	18,035	315,940
	Venky's India Ltd.	16,396	344,916
	Vesuvius India Ltd.	18,323	906,989
	V-Guard Industries Ltd.	543,229	2,282,575
	Vimta Labs Ltd.	17,648	173,883
	Vinati Organics Ltd.	91,094	1,754,209
	Vindhya Telelinks Ltd.	16,160	310,956
	VIP Industries Ltd.	133,149	568,247
*	VL E-Governance & IT Solutions Ltd.	136,960	233,308
*	V-Mart Retail Ltd.	8,860	326,825
	Voltamp Transformers Ltd.	13,311	1,272,330
	Voltas Ltd.	283,918	4,122,374
	VRL Logistics Ltd.	106,773	573,625
	VST Industries Ltd.	187,500	692,363
	VST Tillers Tractors Ltd.	13,066	698,447
	Welspun Corp. Ltd.	393,665	3,353,338
	Welspun Enterprises Ltd.	232,271	1,607,596
	Welspun Living Ltd.	1,125,113	1,785,036
	West Coast Paper Mills Ltd.	100,504	614,473
		Shares	Value»
INDIA — (Continued)
*	Westlife Foodworld Ltd.	159,939	$1,318,966
	Whirlpool of India Ltd.	36,837	483,121
*	Wockhardt Ltd.	165,786	2,698,506
	Wonderla Holidays Ltd.	34,714	283,201
	Zee Entertainment Enterprises Ltd.	2,137,309	2,593,456
	Zen Technologies Ltd.	1,475	29,517
	Zensar Technologies Ltd.	344,704	3,419,966
	ZF Commercial Vehicle Control Systems India Ltd.	1,472	187,386
	Zydus Wellness Ltd.	29,306	621,095
TOTAL INDIA			839,550,439
INDONESIA — (1.8%)
	ABM Investama Tbk. PT	387,800	81,125
	Adi Sarana Armada Tbk. PT	3,509,300	145,225
*	Agung Semesta Sejahtera Tbk. PT	14,642,700	9,828
	AKR Corporindo Tbk. PT	19,570,100	1,330,192
*	Alam Sutera Realty Tbk. PT	12,200,400	107,818
	Aneka Tambang Tbk. PT	17,045,700	1,448,420
* ††	Armidian Karyatama Tbk. PT	844,800	0
	Arwana Citramulia Tbk. PT	8,443,400	318,075
	Aspirasi Hidup Indonesia Tbk. PT	17,285,700	808,880
	Astra Agro Lestari Tbk. PT	640,300	230,644
	Astra Otoparts Tbk. PT	2,355,600	295,918
	Avia Avian Tbk. PT	9,162,500	230,191
* ††	Bakrie Telecom Tbk. PT	49,756,298	0
	Bank Amar Indonesia Tbk. PT	9,530,328	103,936

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Bank BTPN Syariah Tbk. PT	2,925,000	$165,791
*	Bank Ina Perdana PT	3,882,600	979,165
*	Bank Mayapada International Tbk. PT	3,046,796	38,459
	Bank Maybank Indonesia Tbk. PT	8,246,800	102,203
*	Bank Nationalnobu Tbk. PT	1,307,304	43,936
*	Bank Neo Commerce Tbk. PT	7,934,700	102,066
	Bank OCBC Nisp Tbk. PT	6,711,200	549,515
*	Bank Pan Indonesia Tbk. PT	12,210,700	1,372,690
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	6,619,812	381,628
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	7,249,700	255,850
	Bank Tabungan Negara Persero Tbk. PT	10,968,525	700,400
	BFI Finance Indonesia Tbk. PT	17,987,800	970,256
	BISI International Tbk. PT	4,714,800	318,082
	Blue Bird Tbk. PT	651,600	65,298
*	Buana Lintas Lautan Tbk. PT	14,502,300	126,573
*	Bukalapak.com Tbk. PT	112,118,400	808,002
	Bukit Asam Tbk. PT	9,041,900	1,490,867
*	Bumi Resources Minerals Tbk. PT	82,027,000	1,919,152
*	Bumi Resources Tbk. PT	16,807,800	121,361
*	Bumi Serpong Damai Tbk. PT	10,551,700	614,539
*	Capital Financial Indonesia Tbk. PT	8,451,500	329,333
		Shares	Value»
INDONESIA — (Continued)
	Catur Sentosa Adiprana Tbk. PT	1,315,200	$36,978
*	Cemindo Gemilang PT	4,965,800	257,281
Ω	Cikarang Listrindo Tbk. PT	4,462,100	183,433
	Ciputra Development Tbk. PT	28,002,520	1,686,354
	Cisarua Mountain Dairy Tbk. PT	229,600	69,116
*	Citra Marga Nusaphala Persada Tbk. PT	13,896,403	3,384,584
*	City Retail Developments Tbk. PT	12,056,400	96,933
	Delta Dunia Makmur Tbk. PT	13,195,400	408,225
	Dharma Satya Nusantara Tbk. PT	5,886,600	352,015
	Elang Mahkota Teknologi Tbk. PT	11,498,100	397,356
	Elnusa Tbk. PT	7,160,900	197,630
*	Energi Mega Persada Tbk. PT	6,271,400	83,790
	Erajaya Swasembada Tbk. PT	23,884,400	562,188
	ESSA Industries Indonesia Tbk. PT	18,077,300	940,535
	Gajah Tunggal Tbk. PT	3,960,900	282,674
	Garudafood Putra Putri Jaya Tbk. PT	14,879,700	363,521
*	Gudang Garam Tbk. PT	199,700	137,720
*	Harum Energy Tbk. PT	5,295,600	290,502
	Hexindo Adiperkasa Tbk. PT	484,000	143,094
	Hillcon Tbk. PT	35,100	4,521
	Impack Pratama Industri Tbk. PT	15,654,400	309,306
	Indah Kiat Pulp & Paper Tbk. PT	340,000	140,477

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Indika Energy Tbk. PT	5,449,000	$559,789
	Indo Tambangraya Megah Tbk. PT	879,900	1,397,803
	Indocement Tunggal Prakarsa Tbk. PT	2,104,900	758,421
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	21,385,746	754,192
* ††	Inti Agri Resources Tbk. PT	92,782,800	0
*	Intiland Development Tbk. PT	3,461,300	33,506
	Japfa Comfeed Indonesia Tbk. PT	13,165,700	1,608,102
	Jasa Marga Persero Tbk. PT	5,080,200	1,316,877
	Jaya Real Property Tbk. PT	10,463,000	475,407
*	Kawasan Industri Jababeka Tbk. PT	72,814,457	843,744
*	Lippo Karawaci Tbk. PT	4,930,700	27,476
	Map Aktif Adiperkasa PT	19,234,300	1,155,893
	Matahari Department Store Tbk. PT	924,000	90,335
	MD Entertainment Tbk. PT	3,604,100	879,707
	Medco Energi Internasional Tbk. PT	17,296,406	1,139,734
*	Media Nusantara Citra Tbk. PT	9,560,000	164,195
	Medikaloka Hermina Tbk. PT	13,636,800	1,162,968
*	Metro Healthcare Indonesia Tbk. PT	23,126,700	269,476
	Metrodata Electronics Tbk. PT	15,657,100	541,758
	Metropolitan Kentjana Tbk. PT	100,200	153,134
	Mitra Adiperkasa Tbk. PT	25,360,200	1,996,988
		Shares	Value»
INDONESIA — (Continued)
	Mitra Keluarga Karyasehat Tbk. PT	2,439,200	$361,958
	Mitra Pinasthika Mustika Tbk. PT	3,883,000	233,464
*	MNC Land Tbk. PT	14,796,100	124,496
	Nippon Indosari Corpindo Tbk. PT	1,543,389	89,895
	Pabrik Kertas Tjiwi Kimia Tbk. PT	3,217,200	1,144,004
*	Pacific Strategic Financial Tbk. PT	9,185,000	648,176
	Pakuwon Jati Tbk. PT	35,760,300	863,886
*	Panin Financial Tbk. PT	49,629,800	1,282,527
*	Paninvest Tbk. PT	2,190,800	141,613
	Perusahaan Gas Negara Tbk. PT	22,581,600	2,211,073
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	5,475,500	348,590
* ††	Pool Advista Indonesia Tbk. PT	10,473,500	6,024
*	PP Persero Tbk. PT	1,103,700	22,473
	Puradelta Lestari Tbk. PT	20,326,900	183,152
* ††	Rimo International Lestari Tbk. PT	211,251,900	0
	Rukun Raharja Tbk. PT	650,300	165,497
	Salim Ivomas Pratama Tbk. PT	5,132,700	119,677
	Sampoerna Agro Tbk. PT	1,315,600	174,339
	Samudera Indonesia Tbk. PT	10,115,500	158,774
*	Sarana Meditama Metropolitan Tbk. PT	951,700	15,163
	Sarana Menara Nusantara Tbk. PT	1,341,600	52,106
	Sariguna Primatirta Tbk. PT	5,940,900	546,370
*	Sawit Sumbermas Sarana Tbk. PT	7,416,900	924,794

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
††	Sekawan Intipratama Tbk. PT	9,367,900	$0
	Selamat Sempurna Tbk. PT	13,041,700	1,412,139
	Semen Indonesia Persero Tbk. PT	5,608,000	965,282
	Siloam International Hospitals Tbk. PT	3,439,900	643,175
	Sinar Mas Agro Resources & Technology Tbk. PT	641,960	145,225
* ††	Sri Rejeki Isman Tbk. PT	35,353,931	59,375
	Summarecon Agung Tbk. PT	14,372,246	406,401
	Surya Citra Media Tbk. PT	29,728,000	329,350
	Surya Semesta Internusa Tbk. PT	10,348,900	634,399
††	Suryainti Permata Tbk. PT	7,252,000	0
	Temas Tbk. PT	10,997,500	91,116
	Tempo Scan Pacific Tbk. PT	1,255,300	189,453
*	Timah Tbk. PT	8,208,514	504,972
* ††	Trada Alam Minera Tbk. PT	180,020,800	0
	Transcoal Pacific Tbk. PT	1,786,600	717,831
*	Trias Sentosa Tbk. PT	32,818,400	1,142,934
*	Trimegah Sekuritas Indonesia Tbk. PT	1,698,100	38,176
	Triputra Agro Persada PT	9,220,900	446,688
	Tunas Baru Lampung Tbk. PT	5,795,228	216,755
	Ultrajaya Milk Industry & Trading Co. Tbk. PT	14,813,800	1,412,677
	Unggul Indah Cahaya Tbk. PT	48,239	23,374
*	Vale Indonesia Tbk. PT	501,500	92,028
*	Waskita Beton Precast Tbk. PT	13,161,600	12,087
* ††	Waskita Karya Persero Tbk. PT	30,184,766	70,147
		Shares	Value»
INDONESIA — (Continued)
*	Wijaya Karya Persero Tbk. PT	3,114,900	$42,041
	XL Axiata Tbk. PT	10,827,079	1,505,789
TOTAL INDONESIA			63,142,621
KUWAIT — (0.6%)
	A'ayan Leasing & Investment Co. KSCP	1,125,654	569,625
	Al-Eid Food KSC	48,580	38,678
	Ali Alghanim Sons Automotive Co. KSCC	98,346	332,013
*	Alimtiaz Investment Group KSC	1,214,612	245,563
*	Arabi Group Holding KSC	502,885	674,137
	Arzan Financial Group for Financing & Investment KPSC	1,482,121	1,377,698
*	Asiya Capital Investments Co. KSCP	1,501,808	199,490
	Boubyan Petrochemicals Co. KSCP	550,377	1,188,172
	Boursa Kuwait Securities Co. KPSC	222,353	1,757,927
	Combined Group Contracting Co. SAK	202,267	410,040
	Commercial Facilities Co. SAKP	28,413	24,405
	Commercial Real Estate Co. KSC	3,124,360	1,993,324
	Gulf Cables & Electrical Industries Group Co. KSCP	150,191	881,515
	Heavy Engineering & Ship Building Co. KSCP	152,527	421,483
	Humansoft Holding Co. KSC	220,248	1,831,901
*	IFA Hotels & Resorts-KPSC	8,165	56,067
	Integrated Holding Co. KCSC	338,285	568,911
*	Jazeera Airways Co. KSCP	38,565	118,660
*	Kuwait Cement Co. KSC	94,916	76,571

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
KUWAIT — (Continued)
	Kuwait Financial Centre SAK	23,180	$11,891
	Kuwait Insurance Co. SAK	18,311	37,320
	Kuwait International Bank KSCP	1,786,833	1,191,704
	Kuwait Real Estate Co. KSC	2,110,692	2,256,249
	Kuwait Telecommunications Co.	6,012	10,860
	Mezzan Holding Co. KSCC	239,144	720,531
*	National Consumer Holding Co. SAK	126,755	42,264
	National Industries Group Holding SAK	2,901,954	2,490,744
	National Investments Co. KSCP	1,082,323	911,445
*	Rasiyat Holding Co.	13,513	16,333
	Salhia Real Estate Co. KSCP	817,938	1,094,068
	Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	628,191	309,190
*	Warba Bank KSCP	2,141,760	1,636,772
TOTAL KUWAIT			23,495,551
MALAYSIA — (1.6%)
	7-Eleven Malaysia Holdings Bhd., Class B	2,072,285	925,261
	Able Global Bhd.	59,300	24,821
	Aeon Co. M Bhd.	1,045,200	350,911
#	AEON Credit Service M Bhd.	624,000	818,656
	AFFIN Bank Bhd.	550,574	346,607
	Ajinomoto Malaysia Bhd.	52,700	175,169
	Alliance Bank Malaysia Bhd.	1,940,100	2,261,042
	Allianz Malaysia Bhd.	134,100	571,696
	AME Elite Consortium Bhd.	201,100	76,509
	Ancom Nylex Bhd.	1,300,395	288,520
		Shares	Value»
MALAYSIA — (Continued)
*	Astro Malaysia Holdings Bhd.	199,300	$9,824
	Aumas Resources Bhd.	395,800	77,526
	Aurelius Technologies Bhd.	69,700	49,163
	Bank Islam Malaysia Bhd.	1,345,900	739,112
# *	Berjaya Corp. Bhd.	6,274,407	427,630
# *	Berjaya Land Bhd.	2,413,200	175,428
# *	Bermaz Auto Bhd.	1,524,100	437,073
	British American Tobacco Malaysia Bhd.	242,800	390,537
*	Bumi Armada Bhd.	5,578,300	823,223
#	Bursa Malaysia Bhd.	595,400	1,114,456
	Cahya Mata Sarawak Bhd.	1,514,600	358,168
	Carlsberg Brewery Malaysia Bhd.	370,400	1,648,948
	CB Industrial Product Holding Bhd.	558,340	142,741
	CCK Consolidated Holdings Bhd.	145,100	45,210
	CTOS Digital Bhd.	1,777,800	473,583
	D&O Green Technologies Bhd.	949,500	375,732
*	Dagang NeXchange Bhd.	1,927,400	156,956
#	Datasonic Group Bhd.	987,200	87,121
	Dayang Enterprise Holdings Bhd.	1,387,975	658,102
	DRB-Hicom Bhd.	1,832,800	405,799
#	Duopharma Biotech Bhd.	1,029,238	288,252
	Dutch Lady Milk Industries Bhd.	79,100	540,507
	Eastern & Oriental Bhd.	477,300	93,371
	Eco World Development Group Bhd.	2,221,100	868,334
*	Econpile Holdings Bhd.	404,300	37,358
	EG Industries Bhd.	49,000	26,857
*	Ekovest Bhd.	2,748,850	205,446
	FAR East Holdings Bhd.	258,300	208,210
	Farm Fresh Bhd.	668,600	259,063

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Formosa Prosonic Industries Bhd.	203,500	$126,865
	Frontken Corp. Bhd.	2,738,150	2,303,482
	Gas Malaysia Bhd.	597,600	548,986
	Genting Plantations Bhd.	323,800	417,367
#	Globetronics Technology Bhd.	1,155,772	131,490
††	Golden Plus Holding Bhd.	216,000	0
*	Greatech Technology Bhd.	404,900	181,137
#	Guan Chong Bhd.	254,100	240,674
	Hap Seng Plantations Holdings Bhd.	170,200	72,505
*	Hengyuan Refining Co. Bhd.	264,800	118,588
#	Hextar Global Bhd.	528,600	102,575
	Hiap Teck Venture Bhd.	2,699,100	199,231
#	Hibiscus Petroleum Bhd.	1,362,519	560,591
	Hong Leong Industries Bhd.	350,400	1,049,463
	Hume Cement Industries Bhd.	25,600	16,390
	Hup Seng Industries Bhd.	97,200	23,949
	IGB Bhd.	999,381	603,308
*	Iskandar Waterfront City Bhd.	1,196,100	135,950
#	ITMAX SYSTEM Bhd.	127,300	98,233
#	JAKS Resources Bhd.	1,636,980	45,590
	Jaya Tiasa Holdings Bhd.	1,010,527	280,270
*	JCY International Bhd.	730,000	73,725
	Keck Seng Malaysia Bhd.	289,650	376,244
	Kelington Group Bhd.	616,500	459,885
#	Kenanga Investment Bank Bhd.	346,300	72,566
	Kerjaya Prospek Group Bhd.	632,890	302,849
		Shares	Value»
MALAYSIA — (Continued)
	Kim Loong Resources Bhd.	838,580	$445,406
*	Kinergy Advancement Bhd.	720,000	53,314
	Kossan Rubber Industries Bhd.	2,868,400	1,437,207
	KPJ Healthcare Bhd.	510,000	257,725
	Kretam Holdings Bhd.	1,415,600	179,449
*	KSL Holdings Bhd.	828,818	297,957
	LBS Bina Group Bhd.	1,953,616	237,895
#	Leong Hup International Bhd.	957,700	123,246
# * Ω	Lotte Chemical Titan Holding Bhd.	924,897	119,171
	LPI Capital Bhd.	397,224	1,141,899
	Magni-Tech Industries Bhd.	561,433	303,256
	Magnum Bhd.	1,292,963	373,598
#	Mah Sing Group Bhd.	3,024,787	958,542
#	Malakoff Corp. Bhd.	4,311,800	840,478
	Malayan Cement Bhd.	69,800	72,024
	Malayan Flour Mills Bhd.	1,660,575	196,820
	Malaysia Smelting Corp. Bhd.	286,200	138,565
	Malaysian Pacific Industries Bhd.	66,100	328,369
	Malaysian Resources Corp. Bhd.	4,016,466	448,427
	Matrix Concepts Holdings Bhd.	2,487,337	1,220,897
	MBM Resources Bhd.	418,496	534,566
	MBSB Bhd.	931,190	149,109
	Mega First Corp. Bhd.	1,538,100	1,474,561
#	Mi Technovation Bhd.	301,700	147,888
	MKH Bhd.	736,234	183,107
	MKH Oil Palm East Kalimantan Bhd.	148,215	20,926
	MNRB Holdings Bhd.	667,088	328,738
*	Muhibbah Engineering M Bhd.	1,359,125	226,436

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	My EG Services Bhd.	5,140,510	$1,096,321
#	Nationgate Holdings Bhd.	384,800	153,513
	Notion VTEC Bhd.	132,000	33,181
* ††	Nylex Malaysia Bhd.	4,205	42
	OCK Group Bhd.	178,600	16,973
	Oriental Holdings Bhd.	475,600	751,626
	OSK Holdings Bhd.	3,977,655	1,479,360
	PA Resources Bhd.	366,300	21,272
	Padini Holdings Bhd.	1,997,700	890,968
	Panasonic Manufacturing Malaysia Bhd.	25,084	97,807
	Pantech Group Holdings Bhd.	1,007,619	204,391
	Paramount Corp. Bhd.	716,455	175,162
	Pecca Group Bhd.	112,100	35,705
#	Perak Transit Bhd.	948,749	170,144
	Petron Malaysia Refining & Marketing Bhd.	151,000	141,179
# *	Ranhill Utilities Bhd.	1,590,149	469,608
#	RCE Capital Bhd.	918,900	298,463
	RGB International Bhd.	1,159,100	101,038
	Sam Engineering & Equipment M Bhd.	412,749	364,923
*	Sapura Energy Bhd.	13,232,800	87,581
	Sarawak Oil Palms Bhd.	830,255	567,968
	Scientex Bhd.	1,439,272	1,300,420
	Secure Waste Infrastructure Corp.	342,000	25,643
	SFP Tech Holdings Bhd.	615,000	92,635
	Shangri-La Hotels Malaysia Bhd.	117,700	53,531
	Sime Darby Property Bhd.	1,418,400	448,907
	SKP Resources Bhd.	1,897,324	463,183
*	Solarvest Holdings Bhd.	274,400	103,132
	SP Setia Bhd. Group	4,292,600	1,294,182
	Sports Toto Bhd.	1,566,576	548,192
		Shares	Value»
MALAYSIA — (Continued)
#	Sunway Construction Group Bhd.	575,736	$444,289
	Suria Capital Holdings Bhd.	269,560	107,675
	Syarikat Takaful Malaysia Keluarga Bhd.	769,157	623,609
	Ta Ann Holdings Bhd.	494,189	445,165
	Taliworks Corp. Bhd.	476,616	82,761
	Thong Guan Industries Bhd.	477,800	151,843
*	Tropicana Corp. Bhd.	1,690,590	443,039
#	TSH Resources Bhd.	1,056,400	281,795
	Uchi Technologies Bhd.	887,200	770,001
	UEM Sunrise Bhd.	3,027,600	626,327
	Unisem M Bhd.	137,000	82,833
	United Malacca Bhd.	398,850	461,439
#	UOA Development Bhd.	3,541,500	1,351,034
#	Velesto Energy Bhd.	8,441,608	359,013
	VS Industry Bhd.	6,058,100	1,419,308
*	Wasco Bhd.	210,600	49,027
# *	WCT Holdings Bhd.	1,512,493	282,284
	Wellcall Holdings Bhd.	883,400	311,295
*	YNH Property Bhd.	128,516	13,798
TOTAL MALAYSIA			57,537,996
MEXICO — (2.6%)
	Alfa SAB de CV, Class A	195,467	159,320
#	Alpek SAB de CV	611,668	426,237
	Alsea SAB de CV	1,200,172	2,559,965
*	Axtel SAB de CV	4,721,689	259,759
Ω	Banco del Bajio SA	2,219,117	5,095,338
	Bolsa Mexicana de Valores SAB de CV	827,212	1,278,223
*	Consorcio ARA SAB de CV	1,195,638	186,368
*	Controladora AXTEL SAB de CV	858,225	14,827

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
MEXICO — (Continued)
*	Controladora Vuela Cia de Aviacion SAB de CV (VOLARA MM), Class A	1,106,143	$941,625
	Corp. Actinver SAB de CV	179,820	158,369
	Corp. Inmobiliaria Vesta SAB de CV	1,538,415	4,015,677
	Corp. Interamericana de Entretenimiento SAB de CV, Class B	955,567	1,245,069
	Corp. Moctezuma SAB de CV	696,531	2,626,529
	Corporativo Fragua SAB de CV	3	82
	Cydsa SAB de CV	10,875	8,916
# * ††	Empresas ICA SAB de CV	3,768,186	0
*	Financiera Independencia SAB de CV SOFOM ENR	3,187	1,070
	GCC SAB de CV	538,452	4,973,704
	Genomma Lab Internacional SAB de CV, Class B	1,350,862	1,836,395
	Gentera SAB de CV	2,901,196	3,792,752
	Grupo Aeroportuario del Centro Norte SAB de CV	579,894	5,475,440
	Grupo Comercial Chedraui SA de CV	1,233,352	7,111,921
	Grupo Herdez SAB de CV	1,367,911	3,685,478
*	Grupo Hotelero Santa Fe SAB de CV	594,821	113,240
	Grupo Industrial Saltillo SAB de CV	975,001	785,760
*	Grupo Posadas SAB de CV	87,797	94,864
#	Grupo Rotoplas SAB de CV	381,363	327,771
*	Grupo Simec SAB de CV (SIMECB MM)	941,651	8,270,006
		Shares	Value»
MEXICO — (Continued)
	Grupo Televisa SAB (TLEVICPO MM)	145,404	$55,153
* Ω	Grupo Traxion SAB de CV	356,102	285,782
*	Industrias CH SAB de CV	1,683,487	14,213,206
	KUO SAB de CV	713,426	1,532,065
	La Comer SAB de CV	2,946,226	4,836,918
	Megacable Holdings SAB de CV	1,601,556	3,130,152
*	Minera Frisco SAB de CV, Class A1	5,320,705	885,843
* Ω	Nemak SAB de CV	1,906,967	211,660
# *	Ollamani SAB	12,275	21,325
#	Orbia Advance Corp. SAB de CV	682,665	432,884
	Organizacion Cultiba SAB de CV	976,948	508,699
	Organizacion Soriana SAB de CV, Class B	358,274	504,509
*	Promotora de Hoteles Norte 19 SAB De CV	363,518	78,942
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	273,808	2,548,204
	Promotora y Operadora de Infraestructura SAB de CV (PINFRAL MM), Class L	7,039	53,759
	Qualitas Controladora SAB de CV	374,606	3,119,306
	Regional SAB de CV	505,137	3,292,824
††	San Luis Rassini	3,300	0
††	Sanluis Corp. SA (SANLUISB MM)	4,642	0
††	Sanluis Corp. SA (SANLUISC MM)	4,642	0
*	Vista Energy SAB de CV (VIST US), ADR	2,874	155,052

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
MEXICO — (Continued)
*	Vitro SAB de CV	239,494	$88,993
TOTAL MEXICO			91,399,981
PHILIPPINES — (0.9%)
*	8990 Holdings, Inc.	3,153,500	482,015
	A Soriano Corp.	2,931,411	713,571
††	ACR Mining Corp.	48,205	0
	Alliance Global Group, Inc.	4,631,300	476,824
	Apex Mining Co., Inc.	5,852,000	396,403
*	AyalaLand Logistics Holdings Corp.	476,100	12,869
*	Belle Corp.	12,306,400	338,714
*	Bloomberry Resorts Corp.	5,115,200	299,925
	Century Pacific Food, Inc.	2,699,500	1,694,484
	China Banking Corp.	5,518,044	8,795,264
	Converge Information & Communications Technology Solutions, Inc.	3,258,900	890,418
	Cosco Capital, Inc.	2,433,000	222,824
	D&L Industries, Inc.	4,045,700	414,821
	DigiPlus Interactive Corp.	371,300	170,798
*	DITO CME Holdings Corp.	1,865,100	51,097
	DMCI Holdings, Inc.	5,003,100	933,444
	DoubleDragon Corp.	478,590	79,424
	East West Banking Corp.	437,200	73,321
	Filinvest Development Corp.	1,772,522	146,291
	Filinvest Land, Inc.	30,065,620	365,462
	Filinvest REIT Corp.	6,053,226	324,105
	First Philippine Holdings Corp.	1,527,600	1,529,950
	GT Capital Holdings, Inc.	143,610	1,215,348
	JG Summit Holdings, Inc.	303,000	83,718
	Keepers Holdings, Inc.	378,000	15,598
	LT Group, Inc.	3,026,800	552,623
		Shares	Value»
PHILIPPINES — (Continued)
	Manila Water Co., Inc.	3,664,100	$1,700,200
	Megaworld Corp.	9,893,000	299,448
Ω	Monde Nissin Corp.	753,100	85,589
	Nickel Asia Corp.	8,120,100	301,420
	Petron Corp.	750,800	30,324
	Philcomsat Holdings Corp.	316,022	579,117
	Philex Mining Corp.	1,221,300	68,064
*	Philippine National Bank	767,726	374,864
* ††	Philippine National Construction Corp.	173,000	2,724
	Philippine Savings Bank	455,697	461,294
	Philippine Seven Corp.	21,020	23,612
	Philippine Stock Exchange, Inc.	49,642	155,456
††	Philtown Properties, Inc.	111,562	0
* ††	Phoenix Petroleum Philippines, Inc.	929,580	24,843
	Puregold Price Club, Inc.	1,554,890	657,591
	RFM Corp.	7,485,068	507,378
	Rizal Commercial Banking Corp.	2,651,952	1,174,372
	Robinsons Land Corp.	5,099,851	1,096,844
	Robinsons Retail Holdings, Inc.	228,440	133,832
	Security Bank Corp.	467,490	580,058
	Semirara Mining & Power Corp.	807,500	478,454
	Shakey's Pizza Asia Ventures, Inc.	274,900	36,998
*	Shell Pilipinas Corp.	94,390	10,804
	Synergy Grid & Development Phils, Inc.	484,800	87,729
*	Top Frontier Investment Holdings, Inc.	1,790	1,901
	Union Bank of the Philippines	1,814,103	1,068,518
	Universal Robina Corp.	108,980	113,362
	Vista Land & Lifescapes, Inc.	6,375,200	164,021
	Vistamalls, Inc.	589,600	16,186

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Wilcon Depot, Inc.	2,696,900	$387,436
TOTAL PHILIPPINES			30,901,750
POLAND — (1.4%)
*	11 bit studios SA	3,486	165,458
	AB SA	2,202	59,873
*	Agora SA	63,301	167,635
	Alior Bank SA	42,446	979,735
	Amica SA	6,296	103,004
	AmRest Holdings SE	112,625	472,715
	Apator SA	33,904	149,169
	Arctic Paper SA	20,701	85,050
	ASBISc Enterprises PLC	49,914	271,415
	Asseco Poland SA	78,194	2,269,261
	Auto Partner SA	50,200	225,459
*	Bank Millennium SA	560,969	1,430,366
*	Bank Ochrony Srodowiska SA	63,177	187,802
	Benefit Systems SA	2,817	2,065,275
	Boryszew SA	143,028	185,981
	Budimex SA	20,346	2,382,380
*	CCC SA	57,277	2,407,385
	Celon Pharma SA	12,556	74,548
*	Cognor Holding SA	91,816	146,691
	Cyber Folks SA	952	37,670
*	Cyfrowy Polsat SA	23,125	87,641
	Develia SA	1,491,512	2,054,504
	Dom Development SA	15,579	814,952
*	Echo Investment SA	22,550	23,918
	Enea SA	559,136	1,920,817
#	Eurocash SA	136,173	287,788
*	Fabryki Mebli Forte SA	48,823	383,624
#	Globe Trade Centre SA	360,186	348,995
*	Grenevia SA	344,264	193,371
# *	Grupa Azoty SA	71,903	389,418
	Grupa Kety SA	52,444	9,824,911
	Grupa Pracuj SA	664	9,095
#	Inter Cars SA	33,276	4,765,948
# *	Jastrzebska Spolka Weglowa SA	81,914	465,588
	KRUK SA	59,735	6,280,896
*	Lubawa SA	30,768	41,996
	Lubelski Wegiel Bogdanka SA	4,290	24,145
	Mirbud SA	82,029	247,355
	Mo-BRUK SA	2,246	201,564
	Neuca SA	2,309	477,586
	Newag SA	522	6,724
*	PKP Cargo SA	19,651	75,337
		Shares	Value»
POLAND — (Continued)
	PlayWay SA	1,894	$143,498
	Stalexport Autostrady SA	164,889	121,693
	Synektik SA	3,997	215,630
*	Tauron Polska Energia SA	2,405,636	2,510,255
# *	TEN Square Games SA	5,135	98,607
#	Text SA	23,223	331,406
	Torpol SA	24,822	215,301
	VRG SA	873,743	693,613
	Warsaw Stock Exchange	44,450	453,307
	Wawel SA	365	54,591
	Wirtualna Polska Holding SA	9,378	179,291
Ω	XTB SA	81,174	1,306,275
*	Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	672	8,696
*	Zespol Elektrowni Patnow Adamow Konin SA	32,217	134,524
TOTAL POLAND			49,259,732
QATAR — (0.7%)
*	Aamal Co.	4,489,887	1,124,696
	Al Khaleej Takaful Group QSC	460,590	306,041
	Al Meera Consumer Goods Co. QSC	191,841	766,506
	Baladna	1,185,642	446,173
	Barwa Real Estate Co.	2,330,037	1,832,076
	Doha Bank QPSC	3,946,608	2,242,538
	Doha Insurance Co. QSC	178,039	124,539
*	Estithmar Holding QPSC	1,518,680	751,585
	Gulf International Services QSC	2,627,664	2,437,310
	Gulf Warehousing Co.	630,441	546,345
*	Lesha Bank LLC	2,896,990	1,049,901
	Mannai Corp. QSC	265,205	267,436
	Mazaya Real Estate Development QPSC	1,136,188	184,750
	Medicare Group	320,646	404,190
	Qatar Aluminum Manufacturing Co.	4,936,711	1,853,314

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
QATAR — (Continued)
	Qatar Industrial Manufacturing Co. QSC	18,666	$13,405
	Qatar Insurance Co. SAQ	3,614,391	2,166,336
	Qatar Islamic Insurance Group	37,625	91,456
	Qatar National Cement Co. QSC	666,601	723,682
	Qatar Navigation QSC	1,427,944	4,294,030
	Salam International Investment Ltd. QSC	2,225,787	421,707
	United Development Co. QSC	3,162,309	998,965
	Vodafone Qatar QSC	5,136,998	2,907,339
*	Widam Food Co.	75,411	51,098
	Zad Holding Co.	24,616	100,085
TOTAL QATAR			26,105,503
RUSSIA — (0.0%)
* ††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), Sponsored GDR	32,799	0
* ††	Mechel PJSC, Sponsored ADR	123,618	0
††	PhosAgro PJSC	779	0
* ††	RusHydro PJSC (RSHYY US), ADR	952,144	0
* ††	VTB Bank PJSC (VTBR LI), GDR	27,705	0
SAUDI ARABIA — (4.2%)
	Abdullah Al Othaim Markets Co.	1,244,508	3,549,858
*	Advanced Petrochemical Co.	235,862	1,974,707
	Al Babtain Power & Telecommunication Co.	120,559	1,479,266
	Al Hammadi Holding	246,494	2,897,327
*	Al Hassan Ghazi Ibrahim Shaker Co.	107,634	851,746
		Shares	Value»
SAUDI ARABIA — (Continued)
	Al Jouf Agricultural Development Co.	43,390	$663,055
*	Al Khaleej Training & Education Co.	58,172	517,928
*	Al Rajhi Co. for Co-operative Insurance	24,607	1,139,660
*	Al Yamamah Steel Industries Co.	76,456	810,059
	Alamar Foods	10,820	219,951
	Alandalus Property Co.	194,116	1,277,588
	Alaseel Co.	510,290	570,893
	Al-Dawaa Medical Services Co.	4,322	91,792
	Aldrees Petroleum & Transport Services Co.	146,334	5,541,052
	Al-Etihad Cooperative Insurance Co.	46,794	229,907
	AlJazira Takaful Ta'awuni Co.	21,774	99,239
*	AlKhorayef Water & Power Technologies Co.	45,973	1,899,840
	Almawarid Manpower Co.	3,982	143,260
	Almunajem Foods Co.	48,392	1,267,136
*	Alujain Corp.	58,709	583,739
*	Anaam International Holding Group Co.	657,292	218,902
*	Arabia Insurance Cooperative Co.	3,576	13,100
	Arabian Cement Co.	118,046	847,995
Ω	Arabian Centres Co.	292,007	1,651,498
	Arabian Contracting Services Co.	38,578	1,577,092
	Arabian Drilling Co.	45,451	1,284,964
*	Arabian Pipes Co.	250,240	872,152
*	Arabian Shield Cooperative Insurance Co.	33,171	184,625
	Arriyadh Development Co.	275,498	2,554,304

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	ARTEX Industrial Investment Co.	79,078	$331,333
	Astra Industrial Group Co.	127,517	6,388,195
	Ataa Educational Co.	35,361	703,908
*	BAAN Holding Group Co.	271,491	182,989
*	Basic Chemical Industries Ltd.	24,620	211,285
	Bawan Co.	90,760	1,405,682
	BinDawood Holding Co.	482,715	848,021
	Catrion Catering Holding Co.	130,751	4,618,799
*	Chubb Arabia Cooperative Insurance Co.	26,440	397,070
	City Cement Co.	184,357	1,015,887
	Dallah Healthcare Co.	72,751	3,087,659
*	Dar Al Arkan Real Estate Development Co.	914,986	4,024,052
	East Pipes Integrated Co. for Industry	28,823	1,199,387
	Eastern Province Cement Co.	112,346	1,069,101
	Electrical Industries Co.	1,772,460	3,450,269
*	Emaar Economic City	536,580	2,597,341
	First Milling Co.	23,705	390,082
*	Fitaihi Holding Group	353,242	434,029
	Gulf Insurance Group	22,835	195,407
*	Gulf Union Cooperative Insurance Co.	36,777	165,783
*	Herfy Food Services Co.	27,058	184,409
	Jamjoom Pharmaceuticals Factory Co.	9,479	412,953
*	Jazan Development & Investment Co.	8,584	30,391
	L'Azurde Co. for Jewelry	9,303	35,160
	Leejam Sports Co. JSC	78,537	3,812,838
*	Malath Cooperative Insurance Co.	19,541	90,242
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	154,548	$1,069,220
*	Methanol Chemicals Co.	92,199	407,102
*	Middle East Healthcare Co.	105,208	2,290,418
*	Middle East Paper Co.	122,825	1,244,885
*	Middle East Specialized Cables Co.	50,327	606,229
	Mobile Telecommunications Co. Saudi Arabia	1,249,957	3,531,047
*	Najran Cement Co.	70,262	169,858
*	National Agriculture Development Co.	460,106	3,139,427
	National Co. for Glass Industries	63,808	946,768
	National Co. for Learning & Education	41,585	2,017,692
	National Gas & Industrialization Co.	14,883	417,298
*	National Gypsum	12,370	74,004
*	National Industrialization Co.	803,809	2,189,168
	National Medical Care Co.	13,786	580,665
	Nayifat Finance Co.	114,126	455,051
	Northern Region Cement Co.	237,631	610,081
*	Perfect Presentation For Commercial Services Co.	33,267	128,193
	Power & Water Utility Co. for Jubail & Yanbu	9,994	136,888
	Qassim Cement Co.	105,008	1,489,161
*	Rabigh Refining & Petrochemical Co.	16,200	35,307

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Retal Urban Development Co.	377,419	$1,706,675
	Riyadh Cement Co.	34,043	308,960
*	Saudi Arabian Amiantit Co.	3,044	25,305
	Saudi Automotive Services Co.	136,941	2,674,589
	Saudi Cement Co.	213,099	2,459,898
*	Saudi Ceramic Co.	147,806	1,408,025
	Saudi Chemical Co. Holding	1,535,816	4,234,428
	Saudi Ground Services Co.	11,189	160,445
*	Saudi Kayan Petrochemical Co.	1,140,209	2,072,651
	Saudi Paper Manufacturing Co.	71,527	1,334,946
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	122,207	1,104,153
*	Saudi Public Transport Co.	248,132	1,345,917
*	Saudi Real Estate Co.	493,378	3,530,899
*	Saudi Reinsurance Co.	173,403	2,733,948
*	Saudi Research & Media Group	42,023	2,974,002
	Saudi Steel Pipe Co.	27,940	544,695
	Saudia Dairy & Foodstuff Co.	49,883	4,393,097
*	Savola Group	61,331	637,255
	Scientific & Medical Equipment House Co.	20,814	287,377
*	Seera Group Holding	535,616	3,436,496
*	SHL Finance Co.	45,704	217,556
*	Sinad Holding Co.	162,763	629,773
	Southern Province Cement Co.	142,787	1,292,029
	Sustained Infrastructure Holding Co.	127,131	1,215,093
	Tabuk Cement Co.	65,464	244,022
	Tanmiah Food Co.	11,867	395,753
		Shares	Value»
SAUDI ARABIA — (Continued)
	Theeb Rent A Car Co.	52,207	$1,099,477
	United Electronics Co.	134,725	3,534,107
	United International Transportation Co.	116,692	2,664,837
*	Walaa Cooperative Insurance Co.	145,077	951,983
*	Wataniya Insurance Co.	44,163	299,114
	Yamama Cement Co.	375,757	3,765,448
	Yanbu Cement Co.	190,084	1,265,768
TOTAL SAUDI ARABIA			148,782,090
SOUTH AFRICA — (3.3%)
	Adcock Ingram Holdings Ltd.	143,901	513,119
	Advtech Ltd.	2,578,964	4,542,160
	AECI Ltd.	261,073	1,158,432
	African Rainbow Minerals Ltd.	277,940	2,394,684
	Afrimat Ltd.	233,924	785,525
	Alexander Forbes Group Holdings Ltd.	1,437,620	632,118
	Altron Ltd., Class A	631,230	727,470
	Astral Foods Ltd.	102,031	969,146
	AVI Ltd.	939,094	4,950,019
	Barloworld Ltd.	411,138	2,363,881
*	Blue Label Telecoms Ltd.	768,332	264,850
	Cashbuild Ltd.	50,175	529,864
	Caxton & CTP Publishers & Printers Ltd.	124,012	80,890
	City Lodge Hotels Ltd.	524,412	120,510
	Coronation Fund Managers Ltd.	517,263	1,012,809
	Curro Holdings Ltd.	343,287	229,860
	DataTec Ltd.	1,127,726	2,979,912
Ω	Dis-Chem Pharmacies Ltd.	1,065,344	1,944,339
	DRDGOLD Ltd. (DRD SJ)	1,386,609	1,411,957
	Famous Brands Ltd.	116,283	369,056
	Foschini Group Ltd.	745,436	5,664,776
	Grindrod Ltd.	1,501,080	984,278

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
#	Harmony Gold Mining Co. Ltd. (HMY US), Sponsored ADR	1,227,431	$13,833,147
	Hudaco Industries Ltd.	88,913	963,904
	Italtile Ltd.	798,397	526,846
	JSE Ltd.	223,103	1,412,574
*	KAP Ltd.	4,420,673	640,346
*	Lesaka Technologies, Inc.	776	3,833
	Lewis Group Ltd.	170,216	714,954
	Life Healthcare Group Holdings Ltd.	3,325,861	2,803,178
	Merafe Resources Ltd.	2,432,777	192,698
*	Metair Investments Ltd.	301,783	141,148
	Momentum Group Ltd.	2,835,169	4,366,051
	Motus Holdings Ltd.	384,063	2,259,155
	Mpact Ltd.	235,178	354,253
	Mr. Price Group Ltd.	518,749	6,915,337
*	MultiChoice Group	454,852	2,632,324
	Netcare Ltd.	1,622,946	1,231,568
	Ninety One Ltd.	547,323	1,004,898
#	Northam Platinum Holdings Ltd.	503,026	3,400,747
	Oceana Group Ltd.	238,080	856,251
	Old Mutual Ltd. (OMU SJ)	565,228	374,077
	Omnia Holdings Ltd.	415,165	1,488,815
*	Pick n Pay Stores Ltd.	859,900	1,321,589
	PPC Ltd.	2,215,637	513,167
	Premier Group Ltd.	1,601	10,833
	PSG Financial Services Ltd.	2,017,236	1,972,515
*	Rainbow Chicken	535,302	107,782
	Raubex Group Ltd.	488,630	1,282,093
	RCL Foods Ltd.	535,302	271,867
	Reunert Ltd.	415,896	1,523,083
	RFG Holdings Ltd.	214,387	231,343
	Santam Ltd.	131,354	2,577,552
	Sappi Ltd.	1,496,080	3,827,743
*	Sibanye Stillwater Ltd. (SSW SJ)	148,903	143,495
	Southern Sun Ltd.	142,800	63,782
*	SPAR Group Ltd.	464,794	3,486,981
		Shares	Value»
SOUTH AFRICA — (Continued)
	Spur Corp. Ltd.	195,492	$361,930
	Sun International Ltd.	802,125	1,706,972
	Super Group Ltd.	792,663	1,201,638
*	Telkom SA SOC Ltd.	696,544	1,247,957
	Thungela Resources Ltd. (TGA SJ)	205,732	1,498,715
	Tiger Brands Ltd.	397,975	5,888,547
*	Transaction Capital Ltd.	1,423,791	171,393
*	Trencor Ltd.	655,312	284,047
	Truworths International Ltd.	895,145	4,117,142
	Tsogo Sun Ltd.	780,668	381,989
	We Buy Cars Holdings Ltd.	465,266	1,013,834
	Wilson Bayly Holmes-Ovcon Ltd.	184,183	2,063,454
	Zeda Ltd.	315,187	209,407
TOTAL SOUTH AFRICA			118,226,609
SOUTH KOREA — (8.5%)
*	3S Korea Co. Ltd.	128,600	160,729
*	ABOV Semiconductor Co. Ltd.	29,094	164,775
*	Abpro Bio Co. Ltd.	231,018	61,748
*	ADTechnology Co. Ltd.	24,651	298,490
	Advanced Nano Products Co. Ltd.	8,603	386,869
	Advanced Process Systems Corp.	25,697	290,543
*	Aekyung Chemical Co. Ltd.	37,586	175,708
	Aekyung Industrial Co. Ltd.	21,735	181,100
*	Agabang&Company	63,105	234,411
	Ahnlab, Inc.	20,292	1,060,589
*	Air Busan Co. Ltd.	117,262	192,788
*	ALUKO Co. Ltd.	126,001	172,484
*	Amicogen, Inc.	125,969	310,556
*	Anam Electronics Co. Ltd.	109,985	94,534
*	Ananti, Inc.	98,493	400,296
*	Anapass, Inc.	26,082	352,812
*	Anterogen Co. Ltd.	5,555	84,445
*	Aprogen, Inc.	76,059	40,646
*	APS, Inc.	44,932	144,902
* ††	Arion Technology, Inc.	51,658	0

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Asia Cement Co. Ltd.	50,335	$364,243
	ASIA Holdings Co. Ltd.	3,528	608,599
	Asia Pacific Satellite, Inc.	19,738	188,228
	Asia Paper Manufacturing Co. Ltd.	81,215	422,657
*	Asiana Airlines, Inc.	82,372	597,256
*	Atec Co. Ltd.	10,670	189,161
*	ATON, Inc.	8,036	34,401
	Avaco Co. Ltd.	31,776	322,002
	Baiksan Co. Ltd.	44,605	434,639
*	Beno Tnr, Inc.	39,358	48,742
	BGF Co. Ltd.	34,926	80,778
	BGFecomaterials Co. Ltd.	19,428	36,890
#	BH Co. Ltd.	79,009	819,383
*	BHI Co. Ltd.	43,958	659,265
	Binggrae Co. Ltd.	14,995	754,835
	Bio Plus Co. Ltd.	112,311	508,057
*	Biodyne Co. Ltd.	31,138	299,896
# *	Bioneer Corp.	58,282	726,319
	BioNote, Inc.	17,159	57,573
*	BNC Korea Co. Ltd.	152,589	465,302
#	Boditech Med, Inc.	37,840	431,482
	Bookook Securities Co. Ltd.	9,667	182,295
	Boryung	107,363	751,304
*	Bosung Power Technology Co. Ltd.	125,191	255,070
	Brand X Co. Ltd.	32,597	136,672
* ††	Bucket Studio Co. Ltd.	55,178	8,203
*	Bukwang Pharmaceutical Co. Ltd.	62,914	201,933
	BYC Co. Ltd.	7,100	143,162
	Byucksan Corp.	34,453	45,266
*	C&C International Co. Ltd.	5,121	122,992
# *	Cafe24 Corp.	36,658	1,030,254
*	Cape Industries Ltd.	28,205	138,149
#	Caregen Co. Ltd.	41,041	844,818
*	Cellid Co., Ltd.	8,149	27,823
*	Chabiotech Co. Ltd.	7,108	55,497
*	Chemtronics Co. Ltd.	39,956	582,324
	Cheryong Electric Co. Ltd.	18,387	696,180
*	Chips&Media, Inc.	37,182	496,695
		Shares	Value»
SOUTH KOREA — (Continued)
*	Choil Aluminum Co. Ltd.	208,438	$211,160
*	Chong Kun Dang Pharmaceutical Corp.	20,365	1,206,912
*	Chongkundang Holdings Corp.	11,961	378,483
* ††	Chorokbaem Media Co. Ltd.	49,739	34,677
# *	Chunbo Co. Ltd.	8,084	204,555
*	CJ CGV Co. Ltd.	198,726	696,000
*	CJ ENM Co. Ltd.	31,194	1,146,741
	CJ Freshway Corp.	7,074	100,285
*	CKD Bio Corp.	3,603	54,122
*	CLIO Cosmetics Co. Ltd.	13,245	172,025
*	CMG Pharmaceutical Co. Ltd.	223,130	275,076
*	CoAsia Corp.	19,030	50,578
*	Com2uS Holdings Corp.	4,899	104,073
# *	Com2uSCorp	15,096	490,148
*	ContentreeJoongAng Corp.	16,113	86,595
	Coocon Corp.	1,059	11,557
*	Cosmax, Inc.	24,025	2,704,627
*	Cosmecca Korea Co. Ltd.	16,670	588,573
*	Cosmochemical Co. Ltd.	72,777	1,003,761
	Cowintech Co. Ltd.	10,222	103,629
	CR Holdings Co. Ltd.	43,755	167,867
# *	Creative & Innovative System	162,892	796,087
	Creverse, Inc.	4,488	44,092
*	CrystalGenomics Invites Co. Ltd.	53,513	87,810
*	CTC BIO, Inc.	46,578	247,043
*	Cube Entertainment, Inc.	11,296	106,408
	Cuckoo Holdings Co. Ltd.	24,333	379,672
	Cuckoo Homesys Co. Ltd.	14,951	198,328
*	Curexo, Inc.	27,954	190,741
	D.I Corp.	73,014	841,709
* ††	DA Technology Co. Ltd.	133,285	6,972
	Dae Hwa Pharmaceutical Co. Ltd.	24,386	179,358

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Dae Won Kang Up Co. Ltd.	103,903	$277,099
* ††	Dae Yu Co. Ltd.	4,904	1,455
*	Daea TI Co. Ltd.	195,936	424,340
	Daebongls Co. Ltd.	13,270	120,487
	Daedong Corp.	53,430	436,919
	Daeduck Co. Ltd.	13,549	63,418
	Daeduck Electronics Co. Ltd.	99,329	1,253,745
	Daehan Flour Mill Co. Ltd.	2,993	260,222
	Daehan Steel Co. Ltd.	34,780	396,163
*	Dae-Il Corp.	74,654	209,151
# *	Daejoo Electronic Materials Co. Ltd.	21,066	1,472,582
	Daesang Corp.	62,955	808,857
	Daesang Holdings Co. Ltd.	46,079	328,228
*	Daesung Energy Co. Ltd.	28,072	156,698
*	Daewon Cable Co. Ltd.	132,288	325,665
	Daewon Pharmaceutical Co. Ltd.	54,458	546,096
*	Daewoo Engineering & Construction Co. Ltd.	541,608	1,252,528
	Daewoong Co. Ltd.	43,186	608,365
	Daewoong Pharmaceutical Co. Ltd.	13,172	1,238,891
* ††	Dahaam E-Tec Co. Ltd.	2,100	0
	Daihan Pharmaceutical Co. Ltd.	12,129	214,273
	Daishin Securities Co. Ltd.	112,901	1,288,138
# *	Danal Co. Ltd.	141,692	304,613
	Daol Investment & Securities Co. Ltd.	113,359	227,439
*	Daou Data Corp.	46,710	322,766
	Daou Technology, Inc.	91,181	1,114,834
*	Dasan Networks, Inc.	54,226	131,900
# *	Dawonsys Co. Ltd.	86,984	574,809
		Shares	Value»
SOUTH KOREA — (Continued)
	DB Financial Investment Co. Ltd.	85,680	$321,226
	DB HiTek Co. Ltd.	24,304	536,115
*	DB, Inc.	207,239	173,012
*	DE&T Co. Ltd.	2,672	10,168
# *	Dear U Co. Ltd.	14,491	355,856
*	Dentium Co. Ltd.	18,136	864,863
	Deutsch Motors, Inc.	51,870	150,346
*	Devsisters Co. Ltd.	5,475	109,666
*	Dexter Studios Co. Ltd.	20,489	100,973
	DGB Financial Group, Inc.	428,318	2,707,726
	DI Dong Il Corp.	55,300	1,887,910
	Digital Daesung Co. Ltd.	44,050	217,521
*	DIO Corp.	26,897	321,637
	DIT Corp.	19,195	224,246
*	DK Tech Co. Ltd.	11,609	57,245
#	DL E&C Co. Ltd.	80,279	1,723,410
	DL Holdings Co. Ltd.	32,551	712,714
*	DMOA Co. Ltd.	13,817	34,938
*	DMS Co. Ltd.	48,116	201,181
	DN Automotive Corp.	36,536	524,206
	Dohwa Engineering Co. Ltd.	38,151	171,487
	Dong-A Socio Holdings Co. Ltd.	8,950	589,199
	Dong-A ST Co. Ltd.	12,085	416,193
	Dong-Ah Geological Engineering Co. Ltd.	1,333	12,693
	Dongbang Transport Logistics Co. Ltd.	83,714	123,165
*	Dongjin Semichem Co. Ltd.	79,132	1,178,404
*	Dongkoo Bio & Pharma Co. Ltd.	25,733	88,123
# *	DongKook Pharmaceutical Co. Ltd.	83,756	869,713
	Dongkuk Holdings Co. Ltd.	38,539	192,093
	Dongkuk Industries Co. Ltd.	102,735	300,419

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Dongkuk Steel Mill Co. Ltd.	79,401	$482,822
	Dongsuh Cos., Inc.	524	8,356
	Dongsung Chemical Co. Ltd.	76,998	206,000
	Dongsung Finetec Co. Ltd.	60,256	877,623
*	Dongwha Enterprise Co. Ltd.	45,045	262,274
	Dongwha Pharm Co. Ltd.	71,325	298,007
	Dongwon Development Co. Ltd.	79,051	121,012
	Dongwon F&B Co. Ltd.	22,886	465,489
	Dongwon Systems Corp.	15,197	394,019
	Dongwoon Anatech Co. Ltd.	51,143	698,643
	Dongyang E&P, Inc.	14,152	173,388
*	Dongyang Steel Pipe Co. Ltd.	253,822	113,124
# *	Doosan Fuel Cell Co. Ltd.	111,453	1,243,421
	Doosan Tesna, Inc.	25,272	510,911
	DoubleUGames Co. Ltd.	39,354	1,323,234
	Douzone Bizon Co. Ltd.	27,017	1,267,186
*	Dream Security Co. Ltd.	62,038	150,541
*	Dreamtech Co. Ltd.	106,192	522,425
*	DRTECH Corp.	163,808	242,918
*	Duk San Neolux Co. Ltd.	38,011	718,124
*	Duksan Techopia Co. Ltd.	4,254	99,723
	Duksung Co. Ltd.	10,960	51,658
	DY Corp.	22,744	61,769
* ††	E Investment&Development Co. Ltd.	74,253	13,338
*	Easy Bio, Inc.	4,438	15,193
*	Easy Holdings Co. Ltd.	92,222	169,745
*	Echo Marketing, Inc.	24,173	162,429
#	Ecopro HN Co. Ltd.	35,013	726,226
		Shares	Value»
SOUTH KOREA — (Continued)
*	Edge Foundry Co. Ltd.	83,540	$142,955
* ††	Ehwa Technologies Information Co. Ltd.	455,538	52,984
	E-MART, Inc.	46,593	2,059,991
*	EMRO, Inc.	16,487	785,768
# *	EM-Tech Co. Ltd.	42,707	749,172
	ENF Technology Co. Ltd.	28,570	377,197
*	Enplus Co. Ltd.	84,858	57,129
*	Enzychem Lifesciences Corp.	116,828	122,391
* ††	E-TRON Co. Ltd.	1,594,702	41,157
*	Eubiologics Co. Ltd.	66,644	568,560
	Eugene Corp.	131,241	296,984
	Eugene Investment & Securities Co. Ltd.	196,429	324,022
	Eugene Technology Co. Ltd.	48,507	1,219,502
	Eusu Holdings Co. Ltd.	28,440	103,737
*	EV Advanced Material Co. Ltd.	56,097	69,850
*	E-World	100,128	98,925
*	Exem Co. Ltd.	127,408	177,379
	Exicon Co. Ltd.	13,693	117,964
*	Fine M-Tec Co. Ltd.	70,382	240,615
	Fine Semitech Corp.	40,341	488,803
*	Firstec Co. Ltd.	96,567	202,022
* ††	Flask Co. Ltd.	70,072	14,275
# *	Foosung Co. Ltd.	163,495	566,606
	Fursys, Inc.	10,910	309,611
*	Gabia, Inc.	41,698	460,333
*	GAEASOFT	28,220	152,869
	Galaxia Moneytree Co. Ltd.	61,913	338,930
*	GAMSUNG Corp. Co. Ltd.	155,481	329,094
*	Gaon Cable Co. Ltd.	8,771	361,876
*	GC Cell Corp.	23,183	350,444
*	GeneOne Life Science, Inc.	92,962	136,024
*	Genexine, Inc.	63,660	202,389
*	Geolit Energy Co. Ltd.	28,466	25,667
	Geumhwa PSC Co. Ltd.	5,152	88,884
*	Giantstep, Inc.	2,802	11,394

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Global Standard Technology Co. Ltd.	34,790	$425,552
*	Global Tax Free Co. Ltd.	70,125	189,121
*	GnBS eco Co. Ltd.	20,448	53,220
#	GOLFZON Co. Ltd.	13,009	537,142
	Gradiant Corp.	19,305	152,884
#	Grand Korea Leisure Co. Ltd.	75,977	618,428
*	Green Cross Corp.	11,208	1,058,317
*	Green Cross Holdings Corp.	44,873	449,513
*	Green Cross Wellbeing Corp.	10,347	61,873
* ††	Green Pine Tree Co. Ltd.	4,742	614
*	GS Engineering & Construction Corp.	151,435	1,792,455
	GS Global Corp.	117,056	212,860
	Gwangju Shinsegae Co. Ltd.	8,673	173,620
	HAESUNG DS Co. Ltd.	27,800	473,725
	Haesung Industrial Co. Ltd.	7,684	30,740
	Han Kuk Carbon Co. Ltd.	101,139	961,461
*	Hana Materials, Inc.	21,077	353,253
*	Hana Micron, Inc.	122,607	853,664
*	Hana Technology Co. Ltd.	7,132	102,574
	Hana Tour Service, Inc.	28,813	1,105,656
*	Hanall Biopharma Co. Ltd.	44,830	1,245,136
*	Hancom, Inc.	45,561	747,506
	Handok, Inc.	15,167	122,636
	Handsome Co. Ltd.	31,268	316,523
	Hanil Cement Co. Ltd.	42,854	452,192
	Hanil Feed Co. Ltd.	49,655	123,906
	Hanil Holdings Co. Ltd.	42,979	416,330
	Hanjin Transportation Co. Ltd.	20,132	268,038
		Shares	Value»
SOUTH KOREA — (Continued)
*	HanJung Natural Connectivity System Co. Ltd.	1,750	$33,299
	Hankook Cosmetics Manufacturing Co. Ltd.	4,336	136,826
	Hankook Shell Oil Co. Ltd.	2,067	448,581
	HanmiGlobal Co. Ltd.	23,691	284,528
	Hannong Chemicals, Inc.	22,149	207,370
#	Hansae Co. Ltd.	31,920	287,422
	Hansae Yes24 Holdings Co. Ltd.	9,629	25,259
	Hanshin Machinery Co.	52,839	119,165
	Hansol Chemical Co. Ltd.	14,160	896,637
	Hansol Paper Co. Ltd.	29,247	170,484
	Hansol Technics Co. Ltd.	67,237	180,122
	Hanssem Co. Ltd.	7,660	246,375
*	Hanwha Engine	128,636	2,008,990
	Hanwha General Insurance Co. Ltd.	154,105	429,570
*	Hanwha Investment & Securities Co. Ltd.	386,884	952,417
*	Hanwha Vision Co. Ltd.	17,659	388,125
	Hanyang Eng Co. Ltd.	32,984	370,844
*	Hanyang Securities Co. Ltd.	27,737	227,472
*	Harim Co. Ltd.	130,329	261,181
#	Harim Holdings Co. Ltd.	90,964	340,475
*	HB SOLUTION Co. Ltd.	110,496	215,092
*	HB Technology Co. Ltd.	184,189	306,281
	HD Hyundai Construction Equipment Co. Ltd.	25,882	1,178,732
*	HD Hyundai Energy Solutions Co. Ltd.	10,284	170,673

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	HD Hyundai Infracore Co. Ltd.	327,959	$1,650,211
	HDC Holdings Co. Ltd.	76,944	659,621
	HDC Hyundai Development Co-Engineering & Construction	107,735	1,225,745
*	HD-Hyundai Marine Engine	47,003	899,927
*	Hecto Innovation Co. Ltd.	21,342	172,792
*	Helixmith Co. Ltd.	74,639	132,875
*	Heung-A Shipping Co. Ltd.	68,331	84,322
	Heunggu Oil Co. Ltd.	9,995	81,473
#	HFR, Inc.	6,961	104,154
	High Tech Pharm Co. Ltd.	9,652	106,606
#	Hite Jinro Co. Ltd.	82,045	1,073,220
#	HK inno N Corp.	38,595	939,645
	HL Holdings Corp.	13,479	318,878
#	HL Mando Co. Ltd.	80,450	2,448,385
*	HLB Biostep Co. Ltd.	134,697	215,418
*	HLB Global Co. Ltd.	15,755	47,916
*	HLB Life Science Co. Ltd.	24,795	180,739
	Hotel Shilla Co. Ltd.	14,422	378,480
#	HS Hyosung Advanced Materials Corp.	6,088	733,699
*	HS Hyosung Corp.	2,755	54,353
	HS Industries Co. Ltd.	79,327	261,401
# *	Humasis Co. Ltd.	122,730	143,158
	Humedix Co. Ltd.	17,849	410,308
	Huons Co. Ltd.	26,666	457,846
	Huons Global Co. Ltd.	19,370	465,607
	Husteel Co. Ltd.	68,021	207,320
	Hwa Shin Co. Ltd.	51,695	257,509
	Hwaseung Enterprise Co. Ltd.	13,047	95,376
*	Hydro Lithium, Inc.	103,610	128,448
*	Hy-Lok Corp.	20,117	394,695
	Hyosung Corp.	12,405	388,728
	Hyosung Heavy Industries Corp.	936	287,117
	Hyosung TNC Corp.	6,447	986,520
		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Bioland Co. Ltd.	45,093	$142,219
*	Hyundai BNG Steel Co. Ltd.	22,603	193,558
	HYUNDAI Corp.	17,473	235,455
	Hyundai Department Store Co. Ltd.	36,237	1,252,402
	Hyundai Elevator Co. Ltd.	18,870	686,265
	HYUNDAI EVERDIGM Corp.	3,301	19,766
	Hyundai Ezwel Co. Ltd.	18,273	61,398
	Hyundai Futurenet Co. Ltd.	73,607	169,317
	Hyundai GF Holdings	23,930	80,120
	Hyundai Green Food	34,518	331,785
	Hyundai Home Shopping Network Corp.	8,854	294,472
*	Hyundai Livart Furniture Co. Ltd.	34,510	177,744
	Hyundai Motor Securities Co. Ltd.	48,770	221,017
	Hyundai Movex Co. Ltd.	82,239	226,331
	Hyundai Wia Corp.	45,417	1,211,875
	HyVision System, Inc.	35,874	421,406
*	i3system, Inc.	15,256	480,681
	iFamilySC Co. Ltd.	24,791	417,770
*	Il Dong Pharmaceutical Co. Ltd.	46,117	354,953
*	Iljin Diamond Co. Ltd.	10,553	80,013
*	Iljin Electric Co. Ltd.	76,462	1,699,073
*	Iljin Holdings Co. Ltd.	33,124	87,893
*	Iljin Hysolus Co. Ltd.	21,825	235,859
	Iljin Power Co. Ltd.	16,029	102,841
	Ilshin Spinning Co. Ltd.	42,401	237,749
*	Ilshin Stone Co. Ltd.	29,540	44,715

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Ilyang Pharmaceutical Co. Ltd.	19,829	$152,277
	iMarketKorea, Inc.	44,240	238,157
	InBody Co. Ltd.	38,971	645,923
	Inhwa Precision Co. Ltd.	830	20,535
	Innocean Worldwide, Inc.	48,849	619,555
*	InnoWireless Co. Ltd.	14,619	228,389
	Innox Advanced Materials Co. Ltd.	42,455	786,473
*	Insun ENT Co. Ltd.	101,302	380,933
*	Insung Information Co. Ltd.	70,976	90,023
	Intellian Technologies, Inc.	21,427	582,956
	Intelligent Digital Integrated Security Co. Ltd.	12,279	125,939
*	Interflex Co. Ltd.	14,415	90,257
††	Interojo Co. Ltd.	24,056	154,601
	INTOPS Co. Ltd.	32,084	473,931
	iNtRON Biotechnology, Inc.	65,534	255,653
	IS Dongseo Co. Ltd.	49,372	654,806
	ISC Co. Ltd.	28,505	1,299,045
#	i-SENS, Inc.	57,878	715,567
*	ISU Abxis Co. Ltd.	60,528	184,732
*	ISU Chemical Co. Ltd.	45,355	198,440
*	ISU Specialty Chemical	47,981	1,075,646
	IsuPetasys Co. Ltd.	33,661	880,799
*	ITEK, Inc.	31,032	115,610
*	ITM Semiconductor Co. Ltd.	7,456	65,319
*	J Steel Co. Holdings, Inc.	9,546	9,944
*	Jahwa Electronics Co. Ltd.	32,011	338,315
	JB Financial Group Co. Ltd.	118,468	1,606,079
	Jeil Pharmaceutical Co. Ltd.	5,428	42,801
*	Jeju Air Co. Ltd.	85,324	431,883
*	Jeju Semiconductor Corp.	98,093	934,723
		Shares	Value»
SOUTH KOREA — (Continued)
*	JETEMA Co. Ltd.	2,065	$9,262
*	Jin Air Co. Ltd.	21,048	144,648
	Jinsung T.E.C.	32,603	212,262
*	JNTC Co. Ltd.	28,417	424,173
	Jusung Engineering Co. Ltd.	82,875	1,784,137
	JVM Co. Ltd.	13,712	197,867
	JW Holdings Corp.	189,488	397,169
	JW Life Science Corp.	10,799	77,944
	JW Pharmaceutical Corp.	44,214	708,638
#	K Car Co. Ltd.	29,897	273,529
	K Ensol Co. Ltd.	12,022	108,595
*	Kakao Games Corp.	89,654	996,360
	Kangnam Jevisco Co. Ltd.	9,315	165,632
*	Kangstem Biotech Co. Ltd.	83,163	113,917
*	Kangwon Energy Co. Ltd.	4,230	26,001
	KC Co. Ltd.	27,573	302,589
	KC Tech Co. Ltd.	30,014	620,874
	KCC Glass Corp.	25,875	639,203
	KCTC	5,489	14,249
	KEC Corp.	441,800	245,152
	KEPCO Plant Service & Engineering Co. Ltd.	43,340	1,380,013
	KG Chemical Corp.	58,879	150,169
	KG Dongbusteel	75,501	306,689
	KG Eco Solution Co. Ltd.	62,240	211,319
*	KG Mobility Co.	83,070	213,017
	Kginicis Co. Ltd.	41,532	245,101
	KGMobilians Co. Ltd.	40,320	124,852
	KH Vatec Co. Ltd.	49,877	342,220
*	Kib Plug Energy	33,369	11,827
	KINX, Inc.	8,997	448,046
*	KISCO Corp.	60,091	326,399
*	KISCO Holdings Co. Ltd.	31,963	407,948
	KISWIRE Ltd.	35,587	441,790
*	KMW Co. Ltd.	71,523	470,278
*	KNJ Co. Ltd.	15,605	149,020
#	Koh Young Technology, Inc.	186,625	2,084,492
#	Kolmar BNH Co. Ltd.	27,237	232,959
	Kolmar Holdings Co. Ltd.	60,370	282,062
#	Kolmar Korea Co. Ltd.	34,848	1,442,558

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Kolon Corp.	19,104	$184,442
*	Kolon Industries, Inc.	46,574	894,462
*	Kolon Life Science, Inc.	13,101	198,556
*	KoMiCo Ltd.	19,025	490,975
	KONA I Co. Ltd.	10,350	154,010
	Korea Alcohol Industrial Co. Ltd.	45,206	263,241
	Korea Asset In Trust Co. Ltd.	98,823	188,851
	Korea Cast Iron Pipe Industries Co. Ltd.	7,969	33,505
*	Korea Circuit Co. Ltd.	28,928	202,034
*	Korea District Heating Corp.	5,230	151,621
	Korea Electric Terminal Co. Ltd.	17,663	952,612
	Korea Electronic Power Industrial Development Co. Ltd.	52,760	431,997
	Korea Export Packaging Industrial Co. Ltd.	44,390	87,699
*	Korea Information & Communications Co. Ltd.	40,310	221,517
	Korea Information Certificate Authority, Inc.	14,595	46,391
*	Korea Line Corp.	419,991	487,605
	Korea Petrochemical Ind Co. Ltd.	10,671	666,727
	Korea Petroleum Industries Co.	10,290	90,610
*	Korea Real Estate Investment & Trust Co. Ltd.	397,836	272,823
	Korea United Pharm, Inc.	33,488	411,121
	Korean Reinsurance Co.	451,550	2,555,525
	KPX Chemical Co. Ltd.	2,815	82,168
	KSS LINE Ltd.	49,591	289,324
	KT Skylife Co. Ltd.	19,874	59,566
		Shares	Value»
SOUTH KOREA — (Continued)
# * ††	Kuk-il Paper Manufacturing Co. Ltd.	190,710	$19,688
*	Kumho HT, Inc.	94,818	45,900
# *	Kumho Tire Co., Inc.	181,488	653,497
	Kwang Dong Pharmaceutical Co. Ltd.	112,403	421,655
*	Kyeryong Construction Industrial Co. Ltd.	18,316	155,645
	Kyobo Securities Co. Ltd.	49,980	186,791
*	Kyongbo Pharmaceutical Co. Ltd.	36,171	167,698
	Kyung Dong Navien Co. Ltd.	21,138	1,175,226
	KyungDong City Gas Co. Ltd.	6,435	77,723
	Kyungdong Pharm Co. Ltd.	46,653	189,058
	Kyung-In Synthetic Corp.	86,219	166,865
#	L&C Bio Co. Ltd.	35,426	557,419
*	L&K Biomed Co. Ltd.	30,178	148,140
*	LabGenomics Co. Ltd.	55,155	105,490
*	Lake Materials Co. Ltd.	115,339	909,378
*	LB Semicon, Inc.	95,789	252,990
	Lee Ku Industrial Co. Ltd.	40,118	113,410
	LF Corp.	40,870	458,178
	LG HelloVision Co. Ltd.	14,456	24,110
	LOT Vacuum Co. Ltd.	33,327	202,856
	Lotte Chilsung Beverage Co. Ltd.	9,848	699,750
*	Lotte Data Communication Co.	7,870	105,238
#	Lotte Energy Materials Corp.	55,583	835,681
	LOTTE Fine Chemical Co. Ltd.	42,524	1,158,904
#	LOTTE Himart Co. Ltd.	34,338	176,510

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Lotte Non-Life Insurance Co. Ltd.	133,537	$179,664
	Lotte Rental Co. Ltd.	39,177	764,314
	Lotte Shopping Co. Ltd.	19,802	733,077
# *	Lotte Tour Development Co. Ltd.	65,068	348,337
	Lotte Wellfood Co. Ltd.	5,535	390,263
*	LS Eco Energy Ltd.	35,473	1,100,454
*	LS Marine Solution Co. Ltd.	41,609	479,466
*	LVMC Holdings	293,775	335,537
	LX Hausys Ltd.	10,185	216,138
#	LX Holdings Corp.	72,830	341,263
	LX International Corp.	80,294	1,373,079
	LX Semicon Co. Ltd.	29,995	1,161,916
	M.I.Tech Co. Ltd.	26,692	137,100
	Macrogen, Inc.	17,038	190,310
	Maeil Dairies Co. Ltd.	6,480	147,381
*	Manyo Co. Ltd.	9,701	114,380
	Mcnex Co. Ltd.	36,111	570,623
*	Medipost Co. Ltd.	29,457	225,227
	Medytox, Inc.	13,641	1,104,526
*	Meerecompany, Inc.	10,737	181,673
*	MegaStudy Co. Ltd.	20,057	147,234
# *	MegaStudyEdu Co. Ltd.	26,459	708,623
	Mgame Corp.	45,350	159,783
	Mi Chang Oil Industrial Co. Ltd.	981	60,395
*	MiCo Ltd.	74,179	453,561
*	Micro Digital Co. Ltd.	5,109	39,226
*	Mirae Asset Life Insurance Co. Ltd.	94,577	329,941
*	Mirae Asset Venture Investment Co. Ltd.	34,878	113,205
	Miwon Chemicals Co. Ltd.	3,654	196,077
	Miwon Commercial Co. Ltd.	5,072	593,941
		Shares	Value»
SOUTH KOREA — (Continued)
	Miwon Specialty Chemical Co. Ltd.	5,925	$549,632
*	MK Electron Co. Ltd.	57,809	351,711
#	MNTech Co. Ltd.	63,871	344,480
#	Modetour Network, Inc.	36,249	238,966
*	MONAYONGPYONG	28,909	80,560
	Motonic Corp.	23,555	136,543
	Motrex Co. Ltd.	36,574	264,511
*	mPlus Corp.	2,505	12,507
	MS Autotech Co. Ltd.	89,091	151,367
	Muhak Co. Ltd.	14,237	60,457
#	Myoung Shin Industrial Co. Ltd.	77,761	580,625
	Namhae Chemical Corp.	65,840	289,757
*	Namsun Aluminum Co. Ltd.	293,744	291,853
*	Namuga Co. Ltd.	27,708	243,397
	Namyang Dairy Products Co. Ltd.	7,619	347,408
*	NanoenTek, Inc.	14,682	35,999
	Nature Holdings Co. Ltd.	1,689	10,778
#	NeoPharm Co. Ltd.	21,216	160,803
*	Neosem, Inc.	19,145	122,389
	Neowiz	43,589	557,624
*	Neowiz Holdings Corp.	9,395	108,156
*	NEPES Corp.	45,134	211,712
*	Neptune Co.	25,923	100,548
	New Power Plasma Co. Ltd.	52,076	164,288
*	Newflex Technology Co. Ltd.	25,891	88,948
*	Nexen Corp.	108,320	321,932
	Nexen Tire Corp.	73,752	279,962
# *	Nexon Games Co. Ltd.	46,096	417,270
	NEXTIN, Inc.	18,543	729,052
	NHN Corp.	31,108	397,895
*	NHN KCP Corp.	80,285	390,894
*	NIBEC Co. Ltd.	2,859	30,549
	NICE Holdings Co. Ltd.	60,819	443,622
	Nice Information & Telecommunication, Inc.	14,287	169,875
	NICE Information Service Co. Ltd.	122,690	1,033,953

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Nong Shim Holdings Co. Ltd.	5,721	$250,138
	NOROO Paint & Coatings Co. Ltd.	26,273	136,452
	NOVAREX Co. Ltd.	11,174	54,613
	NPC	58,198	168,353
*	NUVOTEC Co. Ltd.	50,183	38,312
*	OCI Co. Ltd.	10,794	506,543
*	OCI Holdings Co. Ltd.	39,154	2,119,791
	ONEJOON Co. Ltd.	4,662	33,274
	OptoElectronics Solutions Co. Ltd.	18,194	174,439
	Oriental Precision & Engineering Co. Ltd.	52,444	202,049
	Orion Holdings Corp.	62,522	651,125
*	OSTEONIC Co. Ltd.	29,285	162,390
*	Osung Advanced Materials Co. Ltd.	29,334	28,856
	Ottogi Corp.	3,352	883,045
	Paik Kwang Industrial Co. Ltd.	98,951	478,092
	Paradise Co. Ltd.	123,837	840,923
	Park Systems Corp.	13,163	2,124,106
#	Partron Co. Ltd.	105,103	532,464
	People & Technology, Inc.	46,945	1,298,126
	PHA Co. Ltd.	23,841	164,292
*	PharmaResearch Co. Ltd.	15,070	2,492,336
*	Pharmicell Co. Ltd.	129,668	708,788
	Philoptics Co. Ltd.	44,336	939,028
# *	PI Advanced Materials Co. Ltd.	53,939	645,772
*	Polaris AI Corp.	122,377	265,706
*	Polaris Office Corp.	29,669	120,910
*	PonyLink Co. Ltd.	271,749	218,452
	Poongsan Corp.	51,718	1,875,183
	Poongsan Holdings Corp.	37,452	660,324
	Posco M-Tech Co. Ltd.	72,480	613,145
		Shares	Value»
SOUTH KOREA — (Continued)
	POSCO Steeleon Co. Ltd.	5,739	$112,184
*	Power Logics Co. Ltd.	74,929	277,096
*	Prestige Biologics Co. Ltd.	3,993	13,104
	Protec Co. Ltd.	14,082	254,791
	PSK Holdings, Inc.	1,479	53,934
#	PSK, Inc.	61,581	799,418
	Pulmuone Co. Ltd.	26,098	185,570
*	Pumtech Korea Co. Ltd.	13,185	426,791
*	Refine Co. Ltd.	15,771	136,858
	Reyon Pharmaceutical Co. Ltd.	21,786	190,559
#	RFHIC Corp.	30,056	342,226
*	RFTech Co. Ltd.	26,194	68,907
*	Robostar Co. Ltd.	21,039	435,803
*	Robotis Co. Ltd.	10,858	314,195
	Rorze Systems Corp.	13,518	160,701
# *	S&S Tech Corp.	46,108	923,490
*	Sajo Industries Co. Ltd.	6,890	159,663
*	Sajodaerim Corp.	3,239	87,854
	Sam Young Electronics Co. Ltd.	27,048	194,169
*	Sam Yung Trading Co. Ltd.	53,069	456,099
	Sam-A Aluminum Co. Ltd.	11,754	270,538
	Samchully Co. Ltd.	5,272	324,755
	SAMHWA Paints Industrial Co. Ltd.	31,205	131,027
	Samick THK Co. Ltd.	29,411	205,505
*	Samil Pharmaceutical Co. Ltd.	33,169	300,383
*	Samji Electronics Co. Ltd.	13,833	88,422
	Samjin Pharmaceutical Co. Ltd.	27,872	329,285
	Sammok S-Form Co. Ltd.	17,220	236,007
	SAMPYO Cement Co. Ltd.	81,342	167,647
*	Samsung Pharmaceutical Co. Ltd.	130,019	130,022
*	SAMT Co. Ltd.	211,277	380,408

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Samwha Capacitor Co. Ltd.	26,881	$530,073
	Samwha Electric Co. Ltd.	6,482	168,844
	Samyang Corp.	3,189	98,539
	Samyang Foods Co. Ltd.	2,795	1,308,929
	Samyang Holdings Corp.	10,226	447,419
	Samyang Packaging Corp.	1,960	20,398
	Samyang Tongsang Co. Ltd.	2,102	69,886
	Samyoung Co. Ltd.	58,165	172,663
*	Sang-A Frontec Co. Ltd.	33,799	384,152
*	Sangbo Corp.	50,286	40,894
	Sangsin Energy Display Precision Co. Ltd.	16,534	80,728
	Saramin Co. Ltd.	17,733	213,362
	Satrec Initiative Co. Ltd.	22,920	708,434
* ††	SBW	17,624	30,589
*	SD Biosensor, Inc.	113,728	875,012
	SeAH Besteel Holdings Corp.	34,022	449,782
	SeAH Holdings Corp.	3,283	215,184
	SeAH Steel Corp.	3,625	343,105
	SeAH Steel Holdings Corp.	5,936	835,537
	Sebang Co. Ltd.	28,135	222,385
	Sebang Global Battery Co. Ltd.	18,787	1,043,491
#	Seegene, Inc.	80,908	1,311,511
	Segyung Hitech Co. Ltd.	6,340	33,342
	Sejin Heavy Industries Co. Ltd.	51,963	316,560
#	Seobu T&D	89,612	340,285
*	Seohee Construction Co. Ltd.	11,969	12,678
# *	Seojin System Co. Ltd.	53,663	907,368
*	Seoul Auction Co. Ltd.	21,719	102,109
	Seoul Semiconductor Co. Ltd.	99,509	493,698
	Seoyon Co. Ltd.	52,444	244,839
		Shares	Value»
SOUTH KOREA — (Continued)
	Seoyon E-Hwa Co. Ltd.	37,029	$319,295
* ††	Sewon E&C Co. Ltd.	103,618	12,551
	SFA Engineering Corp.	50,747	661,646
*	SFA Semicon Co. Ltd.	212,634	473,998
	SGC Energy Co. Ltd.	17,543	284,047
*	Shin Heung Energy & Electronics Co. Ltd.	24,630	77,236
	Shinil Electronics Co. Ltd.	181,208	174,707
#	Shinsegae International, Inc.	32,821	229,988
	Shinsegae, Inc.	20,290	1,847,799
*	Shinsung Delta Tech Co. Ltd.	39,018	2,462,357
*	Shinsung E&G Co. Ltd.	451,083	368,042
	Shinyoung Securities Co. Ltd.	17,134	894,295
*	Showbox Corp.	54,250	108,761
*	SIMMTECH Co. Ltd.	56,473	473,434
	SIMPAC, Inc.	9,817	26,983
	Sindoh Co. Ltd.	10,505	279,405
#	SK Chemicals Co. Ltd.	26,403	749,980
	SK Discovery Co. Ltd.	34,135	820,529
*	SK Eternix Co. Ltd.	38,974	329,770
	SK Gas Ltd.	6,987	1,041,620
	SK Networks Co. Ltd.	359,316	1,034,050
*	SK oceanplant Co. Ltd.	79,243	660,097
	SK Securities Co. Ltd.	888,955	292,329
	SL Corp.	48,829	1,070,369
	SM Entertainment Co. Ltd.	8,954	512,436
*	SMEC Co. Ltd.	56,803	145,745
	SNT Dynamics Co. Ltd.	41,800	665,692
	SNT Holdings Co. Ltd.	24,371	431,681
	SNT Motiv Co. Ltd.	57,546	984,777
*	SOCAR, Inc.	655	7,204
#	Solid, Inc.	153,225	838,446

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
# *	SOLUM Co. Ltd.	111,224	$1,436,998
	Solus Advanced Materials Co. Ltd.	90,624	621,352
	Songwon Industrial Co. Ltd.	40,517	344,930
	Soop Co. Ltd.	25,414	1,395,407
	Soosan Industries Co. Ltd.	8,489	124,784
	Soulbrain Co. Ltd.	1,791	206,125
	Soulbrain Holdings Co. Ltd.	18,254	431,736
	SPG Co. Ltd.	39,138	836,912
	ST Pharm Co. Ltd.	19,931	1,180,694
	STIC Investments, Inc.	123,274	708,106
	Straffic Co. Ltd.	43,520	124,365
# *	Studio Dragon Corp.	30,469	784,662
	Suheung Co. Ltd.	15,919	155,754
*	Sukgyung AT Co. Ltd.	7,443	244,260
*	Sung Kwang Bend Co. Ltd.	53,485	1,057,954
*	Sungeel Hitech Co. Ltd.	16,625	453,408
	Sungshin Cement Co. Ltd.	44,933	240,732
	Sungwoo Hitech Co. Ltd.	133,958	469,783
	Sunjin Co. Ltd.	25,264	97,676
*	Suprema, Inc.	13,237	223,265
*	SY Co. Ltd.	81,246	227,084
*	Synergy Innovation Co. Ltd.	120,206	236,046
*	Synopex, Inc.	256,748	1,030,765
*	Systems Technology, Inc.	37,695	535,931
	T&L Co. Ltd.	12,428	666,650
	Tae Kyung Industrial Co. Ltd.	33,888	114,025
*	Taekwang Industrial Co. Ltd.	752	325,099
*	Taesung Co. Ltd.	1,032	21,374
*	Taewoong Co. Ltd.	24,606	205,984
	TCC Steel	43,779	825,665
	TechWing, Inc.	97,261	2,984,378
	Telechips, Inc.	28,079	301,899
#	TES Co. Ltd.	45,212	551,763
*	Theragen Etex Co. Ltd.	26,992	56,146
	TK Corp.	47,666	725,067
	TKG Huchems Co. Ltd.	60,874	709,181
	TLB Co. Ltd.	18,038	165,825
		Shares	Value»
SOUTH KOREA — (Continued)
	Tokai Carbon Korea Co. Ltd.	17,011	$858,678
	Tongyang Life Insurance Co. Ltd.	102,305	325,369
	Tongyang, Inc.	250,617	120,809
*	Toptec Co. Ltd.	53,762	165,234
	Tovis Co. Ltd.	39,177	534,267
	TS Corp.	140,490	256,985
*	TSE Co. Ltd.	8,349	245,018
*	Tuksu Construction Co. Ltd.	8,187	37,851
*	Tway Air Co. Ltd.	17,213	46,102
	TYM Corp.	89,222	303,289
*	UBCare Co. Ltd.	74,535	174,483
	Ubiquoss Holdings, Inc.	32,753	232,492
	Ubiquoss, Inc.	39,775	209,757
	Uju Electronics Co. Ltd.	15,673	225,702
*	Uni-Chem Co. Ltd.	164,057	153,769
	Unid Co. Ltd.	12,792	571,886
	Union Semiconductor Equipment & Materials Co. Ltd.	67,992	307,564
*	Unison Co. Ltd.	188,216	102,392
	UniTest, Inc.	50,562	466,853
	Value Added Technology Co. Ltd.	26,781	350,528
*	VICTEK Co. Ltd.	61,203	174,111
* ††	Vidente Co. Ltd.	57,951	24,848
	Vieworks Co. Ltd.	29,404	427,903
*	Vina Tech Co. Ltd.	10,773	203,070
*	VIOL Co. Ltd.	15,163	84,945
*	Vitzrocell Co. Ltd.	48,568	828,235
*	VM, Inc.	40,119	203,209
*	VT Co. Ltd.	54,440	1,198,833
	Webzen, Inc.	44,001	417,063
* ††	Wellbiotec Co. Ltd.	132,296	18,574
*	Wemade Max Co. Ltd.	26,242	164,560
	Whanin Pharmaceutical Co. Ltd.	31,370	254,145
*	Wins Co. Ltd.	15,173	118,891
	WiSoL Co. Ltd.	44,273	162,539
	Won Tech Co. Ltd.	31,985	121,069
*	Wonik Holdings Co. Ltd.	94,309	181,813
# *	WONIK IPS Co. Ltd.	32,607	500,615
	Wonik Materials Co. Ltd.	17,500	215,304
	Wonik QnC Corp.	52,975	674,321
	Woojin, Inc.	34,048	181,877

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Woongjin Thinkbig Co. Ltd.	10,030	$10,941
*	Wooree Bio Co. Ltd.	40,246	73,949
*	Woori Technology Investment Co. Ltd.	101,045	508,161
*	Woori Technology, Inc.	480,804	684,909
*	Woosu AMS Co. Ltd.	82,749	170,223
	Worldex Industry & Trading Co. Ltd.	40,391	459,637
# *	Wysiwyg Studios Co. Ltd.	240,324	215,329
	Y G-1 Co. Ltd.	6,593	22,956
# *	YC Corp.	94,783	722,648
	Yesco Holdings Co. Ltd.	2,976	103,596
# *	YG Entertainment, Inc.	36,027	1,231,466
*	YG PLUS	37,071	101,808
*	YMT Co. Ltd.	7,508	51,297
	Youlchon Chemical Co. Ltd.	35,492	742,827
	Young Poong Corp.	632	181,316
	Young Poong Precision Corp.	22,320	181,403
#	Youngone Corp.	42,784	1,286,943
	Youngone Holdings Co. Ltd.	20,806	1,167,399
	Yuanta Securities Korea Co. Ltd.	226,875	416,307
*	Yulho Co. Ltd.	90,312	80,490
*	Yungjin Pharmaceutical Co. Ltd.	220,912	306,187
*	Zeus Co. Ltd.	66,051	587,263
	Zinus, Inc.	12,208	179,350
TOTAL SOUTH KOREA			303,824,528
TAIWAN — (19.3%)
	104 Corp.	1,000	6,698
#	91APP, Inc.	124,000	332,726
	Aaeon Technology, Inc.	17,845	62,584
	ABC Taiwan Electronics Corp.	57,954	34,412
	Abico Avy Co. Ltd.	328,841	333,585
	Ability Enterprise Co. Ltd.	595,293	1,045,769
		Shares	Value»
TAIWAN — (Continued)
#	Ability Opto-Electronics Technology Co. Ltd.	224,776	$1,360,970
	AcBel Polytech, Inc.	1,913,356	1,766,085
	Acer E-Enabling Service Business, Inc.	20,000	158,866
# *	ACES Electronic Co. Ltd.	333,822	629,862
*	Acon Holding, Inc.	724,560	290,200
	Acter Group Corp. Ltd.	353,980	4,871,718
	Action Electronics Co. Ltd.	732,000	381,461
#	Actron Technology Corp.	159,151	759,544
	ADATA Technology Co. Ltd.	931,141	2,153,720
#	Addcn Technology Co. Ltd.	101,526	568,333
# *	Adimmune Corp.	512,000	347,375
	Adlink Technology, Inc.	100,000	227,959
	Advanced Analog Technology, Inc.	6,000	10,899
#	Advanced Ceramic X Corp.	156,000	753,514
	Advanced International Multitech Co. Ltd.	384,000	874,334
# *	Advanced Optoelectronic Technology, Inc.	354,000	222,846
	Advanced Power Electronics Corp.	138,000	342,750
	Advancetek Enterprise Co. Ltd.	1,051,519	2,620,560
	Aero Win Technology Corp.	37,000	42,193
#	Aerospace Industrial Development Corp.	2,123,000	2,941,553
	AGV Products Corp.	1,432,433	507,559
#	AIC, Inc.	34,934	363,200
#	Alexander Marine Co. Ltd.	55,618	324,809
#	Allied Circuit Co. Ltd.	109,000	346,935

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Allied Supreme Corp.	99,000	$868,512
	Allis Electric Co. Ltd.	540,016	1,588,245
	Allmind Holdings Corp.	11,000	23,634
	Alltek Technology Corp.	554,423	555,951
#	Alltop Technology Co. Ltd.	121,774	971,214
#	Alpha Networks, Inc.	834,158	878,797
	Altek Corp.	803,095	893,284
#	Amazing Microelectronic Corp.	278,352	698,387
	Ambassador Hotel	1,092,000	1,795,080
#	AMPACS Corp.	153,000	192,074
	Ampak Technology, Inc.	32,000	130,938
	Ampire Co. Ltd.	317,000	305,689
#	Ample Electronic Technology Co. Ltd.	34,000	107,280
	AMPOC Far-East Co. Ltd.	317,444	945,112
	AmTRAN Technology Co. Ltd.	1,688,259	917,355
*	Amulaire Thermal Technology, Inc.	163,017	147,164
	Anderson Industrial Corp.	128,000	53,441
#	Anji Technology Co. Ltd.	139,317	167,312
	Anpec Electronics Corp.	197,007	996,700
	Aopen, Inc.	59,000	82,710
	Apac Opto Electronics, Inc.	147,000	438,298
	Apacer Technology, Inc.	315,325	428,626
	APAQ Technology Co. Ltd.	484	1,841
	APCB, Inc.	321,000	152,853
	Apex Biotechnology Corp.	226,483	212,972
#	Apex Dynamics, Inc.	4,000	97,205
# *	Apex International Co. Ltd.	462,479	476,915
	Apex Science & Engineering	271,255	92,556
		Shares	Value»
TAIWAN — (Continued)
	ARBOR Technology Corp.	88,000	$129,025
	Arcadyan Technology Corp.	473,055	2,557,714
	Ardentec Corp.	1,249,274	2,608,879
	ARES International Corp.	62,000	95,327
	Argosy Research, Inc.	185,396	813,815
	Asia Optical Co., Inc.	766,000	3,625,970
	Asia Polymer Corp.	1,156,996	508,019
#	Asia Tech Image, Inc.	198,000	664,409
#	ASIX Electronics Corp.	111,000	339,039
#	ASROCK, Inc.	126,000	877,314
	ATE Energy International Co. Ltd.	188,000	157,802
	Aten International Co. Ltd.	344,479	785,062
#	Auden Techno Corp.	44,000	140,942
	Audix Corp.	279,600	568,240
#	AURAS Technology Co. Ltd.	136,148	2,524,617
	Aurora Corp.	262,349	506,714
#	Avalue Technology, Inc.	164,000	449,755
	Avermedia Technologies	36,000	52,352
	Awea Mechantronic Co. Ltd.	31,210	28,548
#	Axiomtek Co. Ltd.	218,765	845,016
#	Azurewave Technologies, Inc.	214,000	357,885
#	Bafang Yunji International Co. Ltd.	77,000	352,544
	Bank of Kaohsiung Co. Ltd.	3,506,159	1,239,156
	Basso Industry Corp.	472,900	602,880
	BenQ Materials Corp.	556,000	503,336
	BES Engineering Corp.	4,254,750	1,346,621
	Billion Electric Co. Ltd.	49,000	43,085

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Bin Chuan Enterprise Co. Ltd.	224,070	$377,776
	Bionime Corp.	101,000	204,411
*	Biostar Microtech International Corp.	631,975	472,026
	Bioteque Corp.	172,308	644,883
	Bon Fame Co. Ltd.	40,000	103,418
#	Brave C&H Supply Co. Ltd.	75,000	214,550
	Bright Led Electronics Corp.	375,520	251,696
	Brighton-Best International Taiwan, Inc.	1,358,318	1,412,104
#	Brillian Network & Automation Integrated System Co. Ltd.	63,008	414,697
#	Browave Corp.	197,000	989,735
	C Sun Manufacturing Ltd.	468,969	2,694,275
*	Calin Technology Co. Ltd.	101,000	103,509
	Calitech Co. Ltd.	12,000	25,486
*	Cameo Communications, Inc.	631,645	205,053
#	Capital Futures Corp.	328,895	580,823
	Capital Securities Corp.	5,089,501	3,984,989
*	Career Technology MFG. Co. Ltd.	1,222,462	550,350
	Castles Technology Co. Ltd.	205,651	509,387
#	Caswell, Inc.	116,000	400,873
	Cathay Chemical Works	30,000	46,107
	Cathay Consolidated, Inc.	28,598	92,001
	Cathay Real Estate Development Co. Ltd.	1,633,700	1,142,496
	Cayman Engley Industrial Co. Ltd.	30,099	31,572
	CCP Contact Probes Co. Ltd.	226,844	245,597
# *	Celxpert Energy Corp.	244,919	275,872
		Shares	Value»
TAIWAN — (Continued)
	Cenra, Inc.	419,500	$473,592
	Center Laboratories, Inc.	1,527,031	1,877,482
	Central Reinsurance Co. Ltd.	832,905	646,032
	Century Iron & Steel Industrial Co. Ltd.	405,000	1,967,589
	Chain Chon Industrial Co. Ltd.	432,484	189,370
*	ChainQui Construction Development Co. Ltd.	451,080	215,029
	Chaintech Technology Corp.	20,000	21,335
*	Champion Building Materials Co. Ltd.	664,465	193,380
#	Champion Microelectronic Corp.	51,000	90,608
	Chang Wah Electromaterials, Inc.	1,297,350	1,717,272
	Chang Wah Technology Co. Ltd.	1,180,425	1,222,554
#	Channel Well Technology Co. Ltd.	655,000	1,550,969
	Chant Sincere Co. Ltd.	138,000	297,282
	Charoen Pokphand Enterprise	618,483	1,748,096
#	CHC Healthcare Group	293,000	395,837
	CHC Resources Corp.	346,282	707,051
	Chen Full International Co. Ltd.	342,000	464,341
	Chenbro Micom Co. Ltd.	189,000	1,490,381
#	Chenfull Precision Co. Ltd.	29,000	115,913
	Cheng Loong Corp.	2,720,383	1,601,502
# *	Cheng Mei Materials Technology Corp.	1,101,524	461,968

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Cheng Uei Precision Industry Co. Ltd.	1,022,331	$2,111,306
	Chenming Electronic Technology Corp.	287,437	1,210,934
#	Chia Chang Co. Ltd.	378,000	462,081
	Chia Hsin Cement Corp.	1,760,643	920,306
	Chicony Power Technology Co. Ltd.	408,454	1,563,940
	Chief Telecom, Inc.	67,900	912,124
	Chieftek Precision Co. Ltd.	248,847	758,871
	Chien Kuo Construction Co. Ltd.	324,999	272,445
	Chien Shing Harbour Service Co. Ltd.	23,000	31,922
*	Chien Shing Stainless Steel Co. Ltd.	235,000	77,277
	China Bills Finance Corp.	2,525,000	1,158,366
	China Ecotek Corp.	145,000	265,906
	China Electric Manufacturing Corp.	798,959	361,996
	China General Plastics Corp.	1,397,461	532,957
	China Glaze Co. Ltd.	235,002	136,178
*	China Man-Made Fiber Corp.	3,883,390	883,458
	China Metal Products	953,603	872,666
	China Motor Corp.	654,600	1,601,782
*	China Petrochemical Development Corp.	9,665,553	2,186,948
	China Steel Chemical Corp.	442,554	1,244,299
	China Steel Structure Co. Ltd.	282,000	437,818
	China Wire & Cable Co. Ltd.	252,160	266,429
		Shares	Value»
TAIWAN — (Continued)
	Chinese Maritime Transport Ltd.	266,594	$319,687
	Ching Feng Home Fashions Co. Ltd.	396,360	354,009
	Chin-Poon Industrial Co. Ltd.	1,209,207	1,322,100
*	Chip Hope Co. Ltd.	102,000	182,607
	Chipbond Technology Corp.	2,027,000	3,935,198
#	ChipMOS Technologies, Inc. (8150 TT)	1,781,076	1,704,612
#	Chlitina Holding Ltd.	125,191	412,240
	Chong Hong Construction Co. Ltd.	639,666	1,628,152
	Chun YU Works & Co. Ltd.	526,050	402,003
	Chun Yuan Steel Industry Co. Ltd.	1,806,529	985,262
	Chung Hung Steel Corp.	1,727,979	1,014,918
	Chung Hwa Food Industrial Co. Ltd.	126,535	331,337
*	Chung Hwa Pulp Corp.	1,310,405	649,232
	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	56,000	56,225
#	Chunghwa Precision Test Tech Co. Ltd.	50,000	1,206,278
	Chyang Sheng Texing Co. Ltd.	304,000	229,963
	Cleanaway Co. Ltd. (8422 TT)	224,000	1,223,217
	Clevo Co.	1,450,200	2,244,749
	CMC Magnetics Corp.	2,672,108	789,768
	C-Media Electronics, Inc.	124,000	212,217
# *	CoAsia Electronics Corp.	151,827	185,671
	Collins Co. Ltd.	351,431	181,208
	Complex Micro Interconnection Co. Ltd.	64,000	78,394

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Compucase Enterprise	278,000	$680,755
#	Concord International Securities Co. Ltd.	472,052	204,233
	Concord Securities Co. Ltd.	1,722,835	741,899
#	Continental Holdings Corp.	1,287,320	1,156,560
#	Contrel Technology Co. Ltd.	513,000	745,534
#	Coremax Corp.	256,215	423,134
	Coretronic Corp.	1,108,200	2,698,788
#	Co-Tech Development Corp.	795,533	1,300,924
#	Coxon Precise Industrial Co. Ltd.	137,000	70,820
#	Cryomax Cooling System Corp.	65,175	70,162
# *	CSBC Corp. Taiwan	1,260,000	576,965
	CTCI Advanced Systems, Inc.	9,000	46,163
	CTCI Corp.	1,575,000	1,895,291
#	CTI Traffic Industries Co. Ltd.	92,000	326,200
	CviLux Corp.	227,040	337,048
	Cyberlink Corp.	127,000	372,779
#	CyberPower Systems, Inc.	223,650	2,356,083
*	CyberTAN Technology, Inc.	972,779	889,694
	Cystech Electronics Corp.	15,750	43,614
	DA CIN Construction Co. Ltd.	881,368	1,478,293
	Dafeng TV Ltd.	304,870	483,101
	Dah San Electric Wire & Cable Co. Ltd.	171,600	306,283
	Da-Li Development Co. Ltd.	1,452,605	1,856,320
#	Darfon Electronics Corp.	658,550	871,186
	Darwin Precisions Corp.	1,077,635	411,375
#	Daxin Materials Corp.	191,200	1,290,821
		Shares	Value»
TAIWAN — (Continued)
	De Licacy Industrial Co. Ltd.	611,881	$320,204
	Depo Auto Parts Ind Co. Ltd.	302,000	1,961,963
	DFI, Inc.	43,000	92,713
	Dimerco Data System Corp.	208,612	775,812
	Dimerco Express Corp.	453,945	1,114,662
	DingZing Advanced Materials, Inc.	11,000	51,156
	D-Link Corp.	1,473,855	1,041,391
#	Donpon Precision, Inc.	138,000	137,529
	Dr. Wu Skincare Co. Ltd.	57,000	258,724
	Draytek Corp.	207,000	233,425
#	Drewloong Precision, Inc.	50,128	231,047
# *	Dyaco International, Inc.	235,172	224,448
#	Dynamic Holding Co. Ltd.	732,707	1,276,262
	Dynapack International Technology Corp.	480,000	2,978,026
#	Eastech Holding Ltd.	118,000	462,890
*	Eastern Media International Corp.	628,765	322,591
	eCloudvalley Digital Technology Co. Ltd.	9,000	31,498
#	ECOVE Environment Corp.	113,000	990,772
*	Edimax Technology Co. Ltd.	599,108	516,330
#	Edison Opto Corp.	262,749	190,921
	Edom Technology Co. Ltd.	732,964	633,178
#	eGalax_eMPIA Technology, Inc.	127,777	156,329
	Elan Microelectronics Corp.	907,400	4,083,946
	E-Lead Electronic Co. Ltd.	197,873	349,977
#	E-LIFE MALL Corp.	295,000	707,693

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
# *	Elite Advanced Laser Corp.	531,226	$5,306,849
	Elite Semiconductor Microelectronics Technology, Inc.	813,200	1,483,312
	Elitegroup Computer Systems Co. Ltd.	875,254	588,745
	Emerging Display Technologies Corp.	462,000	375,499
	ENE Technology, Inc.	54,000	70,552
	Ennoconn Corp.	204,938	1,765,097
#	Ennostar, Inc.	1,645,462	2,319,490
	EnTie Commercial Bank Co. Ltd.	1,656,603	708,365
# *	Epileds Technologies, Inc.	130,000	120,380
	Episil-Precision, Inc.	276,000	359,506
	Eris Technology Corp.	46,019	285,381
#	Eson Precision Ind Co. Ltd.	272,000	479,893
	Eternal Materials Co. Ltd.	2,822,985	2,420,213
#	Eurocharm Holdings Co. Ltd.	102,000	624,353
*	Ever Ohms Technology Co. Ltd.	19,000	17,401
#	Ever Supreme Bio Technology Co. Ltd.	157,025	853,896
*	Everest Textile Co. Ltd.	999,762	216,806
#	Evergreen Aviation Technologies Corp.	171,000	540,138
	Evergreen International Storage & Transport Corp.	1,590,000	1,453,070
#	EVERGREEN Steel Corp.	436,000	1,167,946
	Everlight Chemical Industrial Corp.	1,564,606	1,007,162
	Everlight Electronics Co. Ltd.	1,251,000	3,125,664
		Shares	Value»
TAIWAN — (Continued)
	Evertop Wire Cable Corp.	231,000	$127,966
#	Excellence Opto, Inc.	269,000	207,155
	Excelsior Medical Co. Ltd.	416,985	1,095,406
#	EZconn Corp.	176,609	3,314,076
	Far Eastern Department Stores Ltd.	3,000,000	2,016,735
	Far Eastern International Bank	7,761,544	3,175,696
	Farglory F T Z Investment Holding Co. Ltd.	456,970	586,790
	Farglory Land Development Co. Ltd.	657,000	1,489,692
	Feature Integration Technology, Inc.	25,000	50,539
*	Federal Corp.	1,194,238	662,192
#	Feedback Technology Corp.	108,222	398,113
	Feng Hsin Steel Co. Ltd.	1,642,100	3,329,299
	FineTek Co. Ltd.	53,488	297,312
	Firich Enterprises Co. Ltd.	689,514	644,835
*	First Copper Technology Co. Ltd.	18,000	20,267
	First Hi-Tec Enterprise Co. Ltd.	189,580	618,939
	First Hotel	713,350	322,213
	First Insurance Co. Ltd.	900,179	692,120
*	First Steamship Co. Ltd.	1,982,612	426,021
	FIT Holding Co. Ltd.	431,456	772,893
	Fitipower Integrated Technology, Inc.	214,350	1,463,009
*	Fittech Co. Ltd.	138,785	434,060
	FLEXium Interconnect, Inc.	849,087	1,647,000
	Flytech Technology Co. Ltd.	369,309	1,043,235
#	FocalTech Systems Co. Ltd.	183,000	422,361
#	Forcecon Tech Co. Ltd.	172,770	714,753

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Forest Water Environment Engineering Co. Ltd.	45,408	$51,832
#	Formosa Advanced Technologies Co. Ltd.	542,000	473,667
*	Formosa Electronic Industries, Inc.	33,000	34,158
	Formosa International Hotels Corp.	161,329	964,452
#	Formosa Laboratories, Inc.	286,089	631,129
	Formosa Oilseed Processing Co. Ltd.	233,695	325,476
	Formosa Optical Technology Co. Ltd.	128,000	432,105
	Formosa Taffeta Co. Ltd.	1,952,000	1,120,970
	Formosan Rubber Group, Inc.	644,956	508,328
	Formosan Union Chemical	1,117,733	694,019
	Founding Construction & Development Co. Ltd.	629,623	374,341
	Foxsemicon Integrated Technology, Inc.	248,027	2,291,316
	Franbo Lines Corp.	53,328	28,838
	Froch Enterprise Co. Ltd.	581,189	290,873
	FSP Technology, Inc.	549,427	1,087,236
	Fu Chun Shin Machinery Manufacture Co. Ltd.	146,000	71,074
	Fu Hua Innovation Co. Ltd.	773,798	753,052
	Fulgent Sun International Holding Co. Ltd.	453,958	1,932,656
*	Full Wang International Development Co. Ltd.	103,000	127,795
	Fullerton Technology Co. Ltd.	266,600	187,549
		Shares	Value»
TAIWAN — (Continued)
# *	Fulltech Fiber Glass Corp.	1,443,185	$1,281,064
	Fusheng Precision Co. Ltd.	273,000	2,717,762
	Fwusow Industry Co. Ltd.	700,943	305,403
	G Shank Enterprise Co. Ltd.	506,474	1,296,147
#	Gallant Micro Machining Co. Ltd.	8,000	132,473
	Gamania Digital Entertainment Co. Ltd.	384,000	886,964
# *	GCS Holdings, Inc.	260,000	1,106,666
#	GEM Services, Inc.	142,570	303,787
	Gemtek Technology Corp.	1,310,219	1,291,680
*	General Interface Solution Holding Ltd.	653,000	1,032,754
	General Plastic Industrial Co. Ltd.	196,357	204,397
#	Generalplus Technology, Inc.	195,000	309,408
	Genesys Logic, Inc.	208,000	1,088,280
#	Genius Electronic Optical Co. Ltd.	151,917	2,056,055
	Genovate Biotechnology Co. Ltd.	63,980	46,596
	GeoVision, Inc.	156,725	266,098
	Getac Holdings Corp.	493,360	1,775,674
	GFC Ltd.	229,600	721,654
#	Giantplus Technology Co. Ltd.	894,900	374,540
# *	Gigasolar Materials Corp.	103,400	221,018
*	Gigastorage Corp.	846,965	349,610
	Global Brands Manufacture Ltd.	858,730	1,715,155
#	Global Lighting Technologies, Inc.	284,000	483,371
#	Global Mixed Mode Technology, Inc.	222,000	1,520,746

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Global PMX Co. Ltd.	144,000	$451,000
	Globe Union Industrial Corp.	635,230	269,030
	Gloria Material Technology Corp.	1,310,547	1,927,717
	GMI Technology, Inc.	16,000	24,755
	Golden Long Teng Development Co. Ltd.	107,000	87,540
	Goldsun Building Materials Co. Ltd.	2,513,587	3,382,000
	Good Finance Securities Co. Ltd.	17,000	12,212
	Good Will Instrument Co. Ltd.	238,869	313,420
	Gordon Auto Body Parts	315,000	357,130
#	Gourmet Master Co. Ltd.	216,000	680,323
#	Grand Fortune Securities Co. Ltd.	917,683	347,191
*	Grand Pacific Petrochemical	3,961,280	1,360,303
#	Grand Process Technology Corp.	79,000	3,482,048
	GrandTech CG Systems, Inc.	204,797	342,259
	Grape King Bio Ltd.	408,000	1,809,409
	Great China Metal Industry	483,000	339,731
	Great Taipei Gas Co. Ltd.	1,444,000	1,335,976
#	Great Tree Pharmacy Co. Ltd.	207,069	939,205
	Great Wall Enterprise Co. Ltd.	2,255,001	3,533,046
	Greatek Electronics, Inc.	978,000	1,828,660
#	Green World FinTech Service Co. Ltd.	167,000	321,423
#	Group Up Industrial Co. Ltd.	98,000	663,151
		Shares	Value»
TAIWAN — (Continued)
	GTM Holdings Corp.	431,150	$451,555
	Gudeng Precision Industrial Co. Ltd.	130,094	1,856,914
	Hannstar Board Corp.	870,277	1,376,946
*	HannStar Display Corp.	5,666,505	1,381,082
*	HannsTouch Holdings Co.	1,569,782	398,215
	Hanpin Electron Co. Ltd.	170,000	291,179
	Harvatek Corp.	562,949	362,721
	Heran Co. Ltd.	38,000	118,812
	Hey Song Corp.	1,478,750	1,846,504
#	Hi-Clearance, Inc.	106,290	460,646
	Highlight Tech Corp.	257,024	386,285
#	Hi-Lai Foods Co. Ltd.	20,000	92,723
#	HIM International Music, Inc.	60,710	214,403
	Hiroca Holdings Ltd.	73,448	61,745
	Hitron Technology, Inc.	472,557	408,373
	Hiyes International Co. Ltd.	21,667	115,634
	Ho Tung Chemical Corp.	2,214,684	542,812
	Hocheng Corp.	783,734	387,610
	Holdings-Key Electric Wire & Cable Co. Ltd.	164,726	224,293
	Holiday Entertainment Co. Ltd.	162,430	383,280
	Holtek Semiconductor, Inc.	595,000	877,559
	Holy Stone Enterprise Co. Ltd.	532,655	1,407,644
	Hong Ho Precision Textile Co. Ltd.	145,000	169,790
	Hong Pu Real Estate Development Co. Ltd.	756,185	718,628
	Hong TAI Electric Industrial	794,000	746,256
	Hong YI Fiber Industry Co.	280,652	125,954
	Horizon Securities Co. Ltd.	1,136,320	371,339

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Hota Industrial Manufacturing Co. Ltd.	594,299	$1,070,447
#	Hotai Finance Co. Ltd.	64,000	155,999
*	Hotron Precision Electronic Industrial Co. Ltd.	86,667	71,098
	Hsin Ba Ba Corp.	11,227	37,270
	Hsin Kuang Steel Co. Ltd.	581,000	832,882
	Hsin Yung Chien Co. Ltd.	157,255	433,567
	Hsing TA Cement Co.	488,162	258,620
*	HTC Corp.	1,777,000	3,164,120
	Hu Lane Associate, Inc.	258,030	1,414,358
	HUA ENG Wire & Cable Co. Ltd.	1,109,565	857,174
	Hua Yu Lien Development Co. Ltd.	149,844	534,948
	Huaku Development Co. Ltd.	903,997	3,046,779
	Huang Hsiang Construction Corp.	205,800	392,845
	Hung Ching Development & Construction Co. Ltd.	598,000	649,923
	Hung Sheng Construction Ltd.	1,026,251	740,156
	Huxen Corp.	119,244	181,466
	Hwa Fong Rubber Industrial Co. Ltd.	717,812	394,591
	Hwacom Systems, Inc.	335,000	208,145
	Hwang Chang General Contractor Co. Ltd.	424,180	1,008,725
	Ibase Technology, Inc.	132,000	267,844
	IBF Financial Holdings Co. Ltd.	8,954,825	3,934,770
	Ichia Technologies, Inc.	673,000	745,154
		Shares	Value»
TAIWAN — (Continued)
	I-Chiun Precision Industry Co. Ltd.	581,105	$1,813,077
	IEI Integration Corp.	366,832	854,348
	Infortrend Technology, Inc.	695,163	650,894
	Info-Tek Corp.	203,000	248,983
#	Ingentec Corp.	58,104	316,883
	Innodisk Corp.	260,819	1,614,883
#	Inpaq Technology Co. Ltd.	291,524	703,251
	Insyde Software Corp.	116,400	1,403,390
#	Intai Technology Corp.	135,400	466,748
	Integrated Service Technology, Inc.	215,326	869,450
*	IntelliEPI, Inc.	13,000	38,482
	Interactive Digital Technologies, Inc.	36,000	91,094
*	International CSRC Investment Holdings Co.	2,233,363	862,140
#	Iron Force Industrial Co. Ltd.	122,786	347,864
	I-Sheng Electric Wire & Cable Co. Ltd.	489,000	761,789
	ITE Technology, Inc.	446,095	1,909,953
	ITEQ Corp.	689,040	1,523,669
#	Jarllytec Co. Ltd.	164,000	813,873
	Jean Co. Ltd.	320,016	241,972
	Jetway Information Co. Ltd.	40,750	53,331
	Jetwell Computer Co. Ltd.	16,000	76,465
#	Jia Wei Lifestyle, Inc.	139,000	293,578
#	Jih Lin Technology Co. Ltd.	159,000	240,881
#	Jiin Yeeh Ding Enterprise Co. Ltd.	149,200	276,190
	Johnson Health Tech Co. Ltd.	158,000	903,609
	JPC connectivity, Inc.	269,925	1,092,955
#	JPP Holding Co. Ltd.	21,001	111,324
	K Laser Technology, Inc.	555,000	326,657
	Kaimei Electronic Corp.	278,183	574,716

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Kaori Heat Treatment Co. Ltd.	225,197	$1,987,171
	Kedge Construction Co. Ltd.	42,135	89,677
	Keding Enterprises Co. Ltd.	5,000	19,730
	KEE TAI Properties Co. Ltd.	1,245,885	529,610
	Kenda Rubber Industrial Co. Ltd.	1,565,155	1,262,456
	Kerry TJ Logistics Co. Ltd.	732,000	863,675
#	Keystone Microtech Corp.	50,000	724,492
#	KHGEARS International Ltd.	50,000	316,327
	Kindom Development Co. Ltd.	1,206,900	1,864,676
	King Chou Marine Technology Co. Ltd.	168,920	214,450
	King Polytechnic Engineering Co. Ltd.	111,300	172,563
	King's Town Bank Co. Ltd.	2,548,701	3,957,626
*	King's Town Construction Co. Ltd.	333,074	616,607
	Kingstate Electronics Corp.	27,000	34,928
#	Kinik Co.	318,000	2,883,571
	Kinko Optical Co. Ltd.	357,103	286,968
	Kinpo Electronics	3,476,157	2,603,621
	Kinsus Interconnect Technology Corp.	706,000	2,056,444
	KMC Kuei Meng International, Inc.	150,253	578,697
	KNH Enterprise Co. Ltd.	483,020	289,347
	Ko Ja Cayman Co. Ltd.	13,000	16,728
	KS Terminals, Inc.	389,482	863,755
		Shares	Value»
TAIWAN — (Continued)
	Kung Long Batteries Industrial Co. Ltd.	244,000	$1,124,165
*	Kung Sing Engineering Corp.	1,126,290	351,780
	Kuo Toong International Co. Ltd.	662,648	1,072,189
	Kuo Yang Construction Co. Ltd.	622,899	390,149
	Kwong Fong Industries Corp.	313,691	117,689
	Kwong Lung Enterprise Co. Ltd.	316,000	561,918
	L&K Engineering Co. Ltd.	528,580	3,933,761
#	La Kaffa International Co. Ltd.	72,701	210,008
*	LAN FA Textile	718,933	203,340
	Lang, Inc.	12,000	16,455
	Lanner Electronics, Inc.	295,650	863,763
	Laser Tek Taiwan Co. Ltd.	240,128	406,883
#	Laster Tech Corp. Ltd.	188,638	185,912
*	Leader Electronics, Inc.	287,499	124,067
	Leadtrend Technology Corp.	12,000	22,770
*	Lealea Enterprise Co. Ltd.	2,086,967	537,594
	Leatec Fine Ceramics Co. Ltd.	23,000	17,799
	LEE CHI Enterprises Co. Ltd.	648,000	257,836
	Lelon Electronics Corp.	317,327	976,365
#	Lemtech Holdings Co. Ltd.	108,055	466,770
	Leo Systems, Inc.	76,000	69,131
*	Leofoo Development Co. Ltd.	130,278	73,756
*	Li Peng Enterprise Co. Ltd.	1,686,897	364,419
	Lian HWA Food Corp.	376,631	1,678,910

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Lingsen Precision Industries Ltd.	1,273,506	$667,449
	Lintes Technology Co. Ltd.	16,573	75,851
#	Lion Travel Service Co. Ltd.	142,000	555,343
	Liton Technology Corp.	106,000	140,779
*	Long Bon International Co. Ltd.	469,274	270,214
	Long Da Construction & Development Corp.	506,000	498,283
*	Longchen Paper & Packaging Co. Ltd.	2,258,637	765,970
#	Longwell Co.	400,000	938,745
	Loop Telecommunication International, Inc.	95,000	196,046
	Lucky Cement Corp.	540,000	237,437
	Lumax International Corp. Ltd.	303,832	993,769
*	Lung Yen Life Service Corp.	407,000	654,744
	Lungteh Shipbuilding Co. Ltd.	100,800	329,654
	Luxe Green Energy Technology Co. Ltd.	78,280	53,812
#	M3 Technology, Inc.	43,000	138,355
#	M31 Technology Corp.	76,561	1,465,976
	Macauto Industrial Co. Ltd.	118,000	202,920
	Machvision, Inc.	33,398	370,915
	Macroblock, Inc.	60,000	136,334
	Macronix International Co. Ltd.	4,840,000	2,811,364
	Marketech International Corp.	227,000	1,023,539
#	Materials Analysis Technology, Inc.	161,320	1,195,966
	Maxigen Biotech, Inc.	48,600	74,257
		Shares	Value»
TAIWAN — (Continued)
	Mayer Steel Pipe Corp.	621,080	$524,365
	Maywufa Co. Ltd.	69,322	48,524
	Mechema Chemicals International Corp.	67,000	126,365
*	Medeon Biodesign, Inc.	16,000	18,274
# *	Megaforce Co. Ltd.	118,000	139,339
	Meiloon Industrial Co.	266,184	208,559
	Mercuries & Associates Holding Ltd.	1,697,367	830,776
*	Mercuries Life Insurance Co. Ltd.	7,276,317	1,437,930
	Merida Industry Co. Ltd.	219,000	1,040,568
	Merry Electronics Co. Ltd.	590,801	1,886,453
	METAAGE Corp.	100,000	170,780
# *	Microbio Co. Ltd.	1,110,897	1,066,202
	Mildef Crete, Inc.	193,000	484,958
	MIN AIK Technology Co. Ltd.	308,452	214,330
	Mitac Holdings Corp.	2,861,918	6,252,063
*	Mobiletron Electronics Co. Ltd.	155,800	186,841
# *	MOSA Industrial Corp.	259,391	170,481
*	Mosel Vitelic, Inc.	169,000	155,568
	Motech Industries, Inc.	855,000	533,600
	MPI Corp.	138,000	3,590,816
#	MSSCORPS Co. Ltd.	101,534	512,480
	Nak Sealing Technologies Corp.	173,954	603,529
	Namchow Holdings Co. Ltd.	565,000	857,880
	Nan Juen International Co. Ltd.	2,000	8,853
	Nan Liu Enterprise Co. Ltd.	38,000	75,782
	Nan Pao Resins Chemical Co. Ltd.	71,000	695,716

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Nan Ren Lake Leisure Amusement Co. Ltd.	438,317	$185,551
	Nang Kuang Pharmaceutical Co. Ltd.	213,000	270,016
	Nantex Industry Co. Ltd.	927,606	940,894
	National Aerospace Fasteners Corp.	74,000	217,126
	National Petroleum Co. Ltd.	227,824	441,028
	Netronix, Inc.	209,000	791,278
*	New Asia Construction & Development Corp.	265,000	138,047
	New Best Wire Industrial Co. Ltd.	195,600	177,494
	New Era Electronics Co. Ltd.	99,000	292,709
*	Newmax Technology Co. Ltd.	176,000	133,450
#	Nexcom International Co. Ltd.	336,094	554,541
	Nichidenbo Corp.	636,417	1,289,717
	Nidec Chaun-Choung Technology Corp.	110,000	593,941
	Nien Hsing Textile Co. Ltd.	229,345	135,212
#	Niko Semiconductor Co. Ltd.	251,258	348,421
	Nishoku Technology, Inc.	132,400	584,907
	Nova Technology Corp.	84,000	655,581
#	Nuvoton Technology Corp.	384,000	1,059,772
	O-Bank Co. Ltd.	2,729,071	823,639
	Ocean Plastics Co. Ltd.	764,200	828,268
#	OK Biotech Co. Ltd.	215,130	131,384
	Optimax Technology Corp.	253,000	252,848
		Shares	Value»
TAIWAN — (Continued)
	Orient Europharma Co. Ltd.	8,000	$11,882
	Orient Semiconductor Electronics Ltd.	1,061,599	1,066,013
	Oriental Union Chemical Corp.	1,358,267	610,864
	O-TA Precision Industry Co. Ltd.	216,227	463,212
	Pacific Construction Co.	933,921	319,269
	Pacific Hospital Supply Co. Ltd.	255,209	734,811
# *	Paiho Shih Holdings Corp.	503,560	392,847
	Pan German Universal Motors Ltd.	36,000	324,964
	Pan Jit International, Inc.	988,486	1,431,913
	Pan-International Industrial Corp.	1,321,747	1,617,962
#	Panion & BF Biotech, Inc.	159,449	397,919
*	Paragon Technologies Co. Ltd.	107,727	72,107
#	Parpro Corp.	208,000	209,404
# *	PChome Online, Inc.	272,383	350,778
#	PCL Technologies, Inc.	196,400	870,908
	P-Duke Technology Co. Ltd.	214,633	604,381
#	Pegavision Corp.	104,913	1,174,349
#	PharmaEngine, Inc.	79,000	231,339
*	Phihong Technology Co. Ltd.	836,000	897,226
#	Phoenix Silicon International Corp.	370,293	1,357,046
	Phoenix Tours International, Inc.	114,400	238,483
*	Phytohealth Corp.	225,000	111,713
	Pixart Imaging, Inc.	462,150	3,367,540
	Planet Technology Corp.	160,000	732,226
	Plastron Precision Co. Ltd.	360,460	161,225

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Polytronics Technology Corp.	187,124	$319,392
#	Posiflex Technology, Inc.	118,457	1,196,593
#	Power Wind Health Industry, Inc.	110,314	380,972
	Poya International Co. Ltd.	153,322	2,265,958
	President Securities Corp.	2,779,193	2,199,891
	Primax Electronics Ltd.	1,199,000	2,969,384
*	Prime Electronics & Satellitics, Inc.	188,000	67,265
	Prince Housing & Development Corp.	2,566,644	790,859
	Princeton Technology Corp.	83,000	39,016
#	Pro Hawk Corp.	50,000	246,002
#	Progate Group Corp.	37,589	179,591
	Prolific Technology, Inc.	40,000	31,373
	Promate Electronic Co. Ltd.	622,000	1,462,826
	Prosperity Dielectrics Co. Ltd.	312,559	387,497
#	PSS Co. Ltd.	28,000	102,573
#	QST International Corp.	172,060	317,938
	Qualipoly Chemical Corp.	308,048	459,679
#	Quang Viet Enterprise Co. Ltd.	144,000	431,935
	Quanta Storage, Inc.	548,000	1,670,550
*	Quintain Steel Co. Ltd.	902,039	299,666
	Radiant Opto-Electronics Corp.	273,000	1,660,167
	Radium Life Tech Co. Ltd.	1,643,546	523,549
#	Rafael Microelectronics, Inc.	27,821	129,987
#	Raydium Semiconductor Corp.	166,000	1,946,207
		Shares	Value»
TAIWAN — (Continued)
*	RDC Semiconductor Co. Ltd.	20,000	$118,553
	Rechi Precision Co. Ltd.	847,181	693,582
	Rexon Industrial Corp. Ltd.	273,000	259,697
	Rich Development Co. Ltd.	1,519,137	448,379
*	Ritek Corp.	1,865,867	756,888
	Ruby Tech Corp.	12,360	18,215
#	Ruentex Engineering & Construction Co.	279,356	1,295,774
	Run Long Construction Co. Ltd.	695,200	753,933
	Sakura Development Co. Ltd.	465,163	752,347
	Sampo Corp.	1,267,861	1,082,534
	San Fang Chemical Industry Co. Ltd.	686,647	790,988
	San Far Property Ltd.	449,510	284,362
#	San Fu Chemical Co. Ltd.	79,000	294,178
	San Shing Fastech Corp.	415,875	694,445
#	Sanitar Co. Ltd.	145,000	187,412
	Sanyang Motor Co. Ltd.	637,000	1,359,620
#	Savior Lifetec Corp.	741,000	452,579
	SCI Pharmtech, Inc.	90,982	237,832
#	Scientech Corp.	166,000	1,848,024
	ScinoPharm Taiwan Ltd.	619,000	420,771
#	SciVision Biotech, Inc.	63,000	232,391
	SDI Corp.	398,000	1,108,165
	Sea Sonic Electronics Co. Ltd.	87,000	182,747
#	Securitag Assembly Group Co. Ltd.	37,000	113,660
	Senao International Co. Ltd.	300,541	298,846
#	Senao Networks, Inc.	94,207	516,903

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Sensortek Technology Corp.	68,000	$480,416
	Sercomm Corp.	818,000	3,096,906
	Sesoda Corp.	616,803	700,405
	Shan-Loong Transportation Co. Ltd.	107,000	56,952
	Sharehope Medicine Co. Ltd.	321,672	276,100
	Sheng Yu Steel Co. Ltd.	314,980	231,644
#	ShenMao Technology, Inc.	355,891	709,210
	Shieh Yih Machinery Industry Co. Ltd.	189,000	185,586
#	Shih Her Technologies, Inc.	162,000	679,303
*	Shih Wei Navigation Co. Ltd.	561,842	271,740
*	Shihlin Development Co. Ltd.	107,000	38,411
	Shin Hai Gas Corp.	1,245	1,939
	Shin Hsiung Natural Gas Co. Ltd.	34,273	47,984
	Shin Ruenn Development Co. Ltd.	257,100	455,999
#	Shin Zu Shing Co. Ltd.	548,942	3,498,881
	Shinfox Energy Co. Ltd.	219,000	754,707
*	Shining Building Business Co. Ltd.	1,147,814	363,504
	Shinkong Insurance Co. Ltd.	666,131	2,105,028
	Shinkong Synthetic Fibers Corp.	4,133,395	1,894,440
	Shinkong Textile Co. Ltd.	779,542	1,018,691
	Shiny Chemical Industrial Co. Ltd.	389,467	1,827,790
	Shuttle, Inc.	978,152	569,020
		Shares	Value»
TAIWAN — (Continued)
	Sigurd Microelectronics Corp.	1,466,907	$3,108,228
	Silicon Integrated Systems Corp.	838,400	1,554,902
	Sincere Navigation Corp.	840,139	625,492
	Sinher Technology, Inc.	145,000	141,936
#	Sinmag Equipment Corp.	158,056	740,107
	Sinon Corp.	1,334,510	1,805,849
	Sinphar Pharmaceutical Co. Ltd.	334,733	315,006
	Sinyi Realty, Inc.	834,660	711,804
	Sirtec International Co. Ltd.	207,600	190,349
	Sitronix Technology Corp.	362,879	2,294,773
	Siward Crystal Technology Co. Ltd.	491,000	362,159
	Soft-World International Corp.	234,000	877,172
#	Solar Applied Materials Technology Corp.	1,527,372	2,781,302
#	Solteam, Inc.	233,607	377,035
	Song Shang Electronics Co. Ltd.	76,000	57,921
	Sonix Technology Co. Ltd.	407,000	502,596
	Southeast Cement Co. Ltd.	579,700	351,353
	Speed Tech Corp.	321,000	504,453
	Sporton International, Inc.	252,231	1,551,834
#	Sports Gear Co. Ltd.	71,000	292,330
	St. Shine Optical Co. Ltd.	108,000	622,306
	Standard Chemical & Pharmaceutical Co. Ltd.	288,571	540,368
	Standard Foods Corp.	1,033,000	1,101,319
	Stark Technology, Inc.	334,688	1,470,779
#	S-Tech Corp.	371,032	302,268

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Sumeeko Industries Co. Ltd.	15,000	$40,020
	Sun Max Tech Ltd.	37,000	55,923
*	Sun Yad Construction Co. Ltd.	233,512	96,394
	Sunjuice Holdings Co. Ltd.	12,000	47,353
*	Sunko INK Co. Ltd.	379,400	175,382
	SunMax Biotechnology Co. Ltd.	96,000	803,564
#	Sunny Friend Environmental Technology Co. Ltd.	213,998	538,381
	Sunonwealth Electric Machine Industry Co. Ltd.	664,487	1,949,331
#	Sunplus Innovation Technology, Inc.	33,000	143,758
*	Sunplus Technology Co. Ltd.	1,577,000	1,343,496
	Sunrex Technology Corp.	308,612	579,881
#	Sunspring Metal Corp.	294,069	277,930
	Superalloy Industrial Co. Ltd.	19,000	34,122
	Superior Plating Technology Co. Ltd.	7,000	12,925
	Supreme Electronics Co. Ltd.	1,750,184	3,195,862
#	Swancor Holding Co. Ltd.	164,000	427,990
	Sweeten Real Estate Development Co. Ltd.	772,434	714,983
#	Symtek Automation Asia Co. Ltd.	188,398	1,269,504
#	Syncmold Enterprise Corp.	332,750	963,333
	Synmosa Biopharma Corp.	659,483	675,436
	Syscom Computer Engineering Co.	54,000	92,829
	Sysgration	291,000	342,082
		Shares	Value»
TAIWAN — (Continued)
	Systex Corp.	475,388	$1,857,710
#	T3EX Global Holdings Corp.	264,000	612,227
	Ta Ya Electric Wire & Cable	1,730,069	2,154,615
	Ta Yih Industrial Co. Ltd.	32,000	25,590
	Tah Hsin Industrial Corp.	216,092	449,608
	TAI Roun Products Co. Ltd.	96,000	49,056
	TA-I Technology Co. Ltd.	397,788	541,342
*	Tai Tung Communication Co. Ltd.	379,582	256,532
	Taichung Commercial Bank Co. Ltd.	8,537,095	4,903,943
#	TaiDoc Technology Corp.	185,470	807,111
	Taiflex Scientific Co. Ltd.	687,564	942,458
#	Taimide Tech, Inc.	316,262	642,376
	Tainan Enterprises Co. Ltd.	250,370	262,576
	Tainan Spinning Co. Ltd.	3,807,044	1,588,799
*	Tainergy Tech Co. Ltd.	336,000	127,822
	Tai-Saw Technology Co. Ltd.	235,120	165,430
#	TaiSol Electronics Co. Ltd.	173,000	311,604
*	Taisun Enterprise Co. Ltd.	458,648	271,859
	Taita Chemical Co. Ltd.	838,828	340,143
#	TAI-TECH Advanced Electronics Co. Ltd.	153,000	518,632
	Taiwan Chinsan Electronic Industrial Co. Ltd.	249,113	288,493
	Taiwan Cogeneration Corp.	1,396,845	1,735,915
	Taiwan FamilyMart Co. Ltd.	45,000	259,997
	Taiwan Fertilizer Co. Ltd.	818,000	1,296,779

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Taiwan Fire & Marine Insurance Co. Ltd.	961,338	$842,011
	Taiwan FU Hsing Industrial Co. Ltd.	575,000	907,950
*	Taiwan Glass Industry Corp.	1,870,000	949,534
	Taiwan Hon Chuan Enterprise Co. Ltd.	905,159	4,435,517
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	619,738	705,555
*	Taiwan IC Packaging Corp.	181,000	79,349
††	Taiwan Land Development Corp.	2,845,991	43,697
	Taiwan Line Tek Electronic	148,510	116,398
	Taiwan Mask Corp.	456,000	668,889
	Taiwan Navigation Co. Ltd.	730,777	645,333
	Taiwan Paiho Ltd.	841,287	1,711,493
#	Taiwan PCB Techvest Co. Ltd.	669,238	686,131
	Taiwan Sakura Corp.	702,803	1,779,119
	Taiwan Sanyo Electric Co. Ltd.	426,400	501,383
	Taiwan Secom Co. Ltd.	363,000	1,360,431
	Taiwan Semiconductor Co. Ltd.	665,000	1,061,912
	Taiwan Shin Kong Security Co. Ltd.	1,226,577	1,533,290
	Taiwan Steel Union Co. Ltd.	20,000	64,436
*	Taiwan Styrene Monomer	1,225,209	376,608
	Taiwan Surface Mounting Technology Corp.	856,388	2,699,285
	Taiwan Taxi Co. Ltd.	85,888	334,914
*	Taiwan TEA Corp.	1,470,897	859,417
		Shares	Value»
TAIWAN — (Continued)
	Taiwan Union Technology Corp.	695,000	$3,440,524
	Taiwan-Asia Semiconductor Corp.	1,077,804	890,716
	Taiyen Biotech Co. Ltd.	383,883	371,853
# *	TBI Motion Technology Co. Ltd.	60,000	91,308
	TCI Co. Ltd.	241,746	848,874
	Te Chang Construction Co. Ltd.	258,206	486,882
	Tehmag Foods Corp.	116,380	1,128,747
	Ten Ren Tea Co. Ltd.	134,980	123,346
	Tera Autotech Corp.	91,885	71,099
	Test Research, Inc.	551,821	2,082,964
	Test Rite International Co. Ltd.	725,495	445,986
#	Thermaltake Technology Co. Ltd.	84,000	86,046
	Thinking Electronic Industrial Co. Ltd.	241,204	1,192,183
	Thye Ming Industrial Co. Ltd.	353,135	708,169
	Tofu Restaurant Co. Ltd.	6,000	43,266
	Ton Yi Industrial Corp.	2,240,644	1,025,088
	Tong Hsing Electronic Industries Ltd.	502,681	1,906,476
	Tong Yang Industry Co. Ltd.	1,079,741	3,529,811
	Tong-Tai Machine & Tool Co. Ltd.	543,892	468,441
	Top Union Electronics Corp.	222,886	212,696
	Topco Scientific Co. Ltd.	494,356	4,333,054
	Topco Technologies Corp.	147,720	307,553
	Topkey Corp.	222,000	1,375,014

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Topoint Technology Co. Ltd.	428,898	$427,953
# *	TPK Holding Co. Ltd.	873,000	993,004
	Trade-Van Information Services Co.	255,000	713,419
	Transart Graphics Co. Ltd.	18,000	27,507
	Transcend Information, Inc.	546,000	1,429,072
	Transcom, Inc.	160,930	601,689
#	Trusval Technology Co. Ltd.	96,000	500,907
	Tsann Kuen Enterprise Co. Ltd.	130,059	119,443
#	TSC Auto ID Technology Co. Ltd.	104,296	659,037
#	TSEC Corp.	1,325,584	683,939
	TSRC Corp.	1,486,200	922,213
	Ttet Union Corp.	153,000	677,871
#	TTFB Co. Ltd.	48,500	299,191
	TTY Biopharm Co. Ltd.	551,979	1,266,910
*	Tul Corp.	73,000	156,627
	Tung Ho Steel Enterprise Corp.	1,527,630	3,158,106
#	Tung Thih Electronic Co. Ltd.	155,100	398,141
#	TURVO International Co. Ltd.	98,922	666,680
	TXC Corp.	936,053	2,778,612
	TYC Brother Industrial Co. Ltd.	454,980	879,905
	Tycoons Group Enterprise	769,779	206,891
	Tyntek Corp.	1,029,039	655,459
	TZE Shin International Co. Ltd.	229,000	151,479
*	U-BEST Innovative Technology Co. Ltd.	316,000	149,168
	Ubright Optronics Corp.	20,000	45,913
#	UDE Corp.	251,000	676,906
	U-Ming Marine Transport Corp.	1,358,000	2,369,587
	Unic Technology Corp.	193,000	164,093
	Union Bank of Taiwan	8,348,151	3,916,931
		Shares	Value»
TAIWAN — (Continued)
*	Union Insurance Co. Ltd.	45,000	$43,839
	Unitech Computer Co. Ltd.	341,804	374,629
*	Unitech Printed Circuit Board Corp.	2,079,521	1,911,506
	United Integrated Services Co. Ltd.	414,951	6,395,004
	United Orthopedic Corp.	230,935	655,907
	United Radiant Technology	140,000	83,697
	United Recommend International Co. Ltd.	7,783	13,642
*	United Renewable Energy Co. Ltd.	3,876,437	1,177,638
††	Unity Opto Technology Co. Ltd.	2,760,500	0
#	Univacco Technology, Inc.	125,000	185,135
	Universal Cement Corp.	1,556,341	1,340,560
	Universal Microwave Technology, Inc.	57,000	778,649
	Universal Vision Biotechnology Co. Ltd.	128,652	801,273
	UPC Technology Corp.	1,971,124	530,052
#	Userjoy Technology Co. Ltd.	195,789	447,290
	USI Corp.	2,055,156	727,681
# *	Usun Technology Co. Ltd.	54,000	82,070
#	Utechzone Co. Ltd.	189,000	635,422
#	UVAT Technology Co. Ltd.	59,000	141,192
	Value Valves Co. Ltd.	27,000	75,720
	Ve Wong Corp.	556,696	627,445
#	Ventec International Group Co. Ltd.	134,000	326,387
	VIA Labs, Inc.	3,000	10,791
#	Viking Tech Corp.	92,000	108,418
#	Visco Vision, Inc.	102,000	506,147
	Visual Photonics Epitaxy Co. Ltd.	522,772	2,562,678
#	Vivotek, Inc.	121,704	479,650
	Vizionfocus, Inc.	3,000	14,334

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Wafer Works Corp.	1,523,443	$1,139,445
	Waffer Technology Corp.	355,821	644,025
	Wah Hong Industrial Corp.	144,021	180,134
	Wah Lee Industrial Corp.	556,300	1,944,968
	Walsin Technology Corp.	583,000	1,630,039
#	Walton Advanced Engineering, Inc.	719,197	293,635
	WAN HWA Enterprise Co.	374,238	142,312
	WEI Chih Steel Industrial Co. Ltd.	72,000	47,384
	Wei Chuan Foods Corp.	779,000	423,434
	Weikeng Industrial Co. Ltd.	1,269,459	1,304,907
#	Well Shin Technology Co. Ltd.	319,000	582,147
	Weltrend Semiconductor	26,000	43,068
#	Wholetech System Hitech Ltd.	180,000	575,219
# *	Win Semiconductors Corp.	617,000	1,932,281
#	Winmate, Inc.	130,000	657,647
	Winstek Semiconductor Co. Ltd.	234,000	773,675
††	Wintek Corp.	5,447,000	0
	WinWay Technology Co. Ltd.	50,000	1,812,845
#	Wisdom Marine Lines Co. Ltd.	1,181,241	2,237,962
	Wiselink Co. Ltd.	158,035	455,175
	Wistron NeWeb Corp.	586,184	2,517,496
#	WITS Corp.	87,901	278,483
	Wonderful Hi-Tech Co. Ltd.	299,000	311,922
	Wowprime Corp.	225,400	1,536,225
	WUS Printed Circuit Co. Ltd.	529,737	740,684
*	XAC Automation Corp.	152,000	102,419
	XinTec, Inc.	336,000	2,107,238
	Xxentria Technology Materials Corp.	520,160	893,466
		Shares	Value»
TAIWAN — (Continued)
	Yankey Engineering Co. Ltd.	82,802	$1,187,802
	YC INOX Co. Ltd.	1,111,699	683,447
	Yea Shin International Development Co. Ltd.	824,468	769,334
	Yem Chio Co. Ltd.	1,179,518	613,108
	Yen Sun Technology Corp.	126,000	174,892
# *	Yeong Guan Energy Technology Group Co. Ltd.	108,069	120,438
	YFC-Boneagle Electric Co. Ltd.	258,687	193,217
	YFY, Inc.	1,736,212	1,576,687
	Yi Jinn Industrial Co. Ltd.	702,748	424,275
	Yieh Phui Enterprise Co. Ltd.	3,354,424	1,574,589
	Yonyu Plastics Co. Ltd.	117,600	88,921
#	Young Fast Optoelectronics Co. Ltd.	297,872	499,066
*	Young Optics, Inc.	50,000	88,595
	Youngtek Electronics Corp.	297,666	550,034
#	Yuanta Futures Co. Ltd.	342,827	883,516
#	Yuen Foong Yu Consumer Products Co. Ltd.	140,000	178,650
	Yulon Motor Co. Ltd.	330,000	499,255
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	250,869	575,350
	Yungshin Construction & Development Co. Ltd.	342,000	1,304,565
	YungShin Global Holding Corp.	758,015	1,208,747
#	Yusin Holding Corp.	40,721	155,218
#	Zeng Hsing Industrial Co. Ltd.	167,726	545,403

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Zenitron Corp.	635,000	$570,450
	Zero One Technology Co. Ltd.	469,226	1,820,097
*	Zig Sheng Industrial Co. Ltd.	1,224,732	347,019
#	ZillTek Technology Corp.	21,000	194,280
*	Zinwell Corp.	781,586	350,788
	Zippy Technology Corp.	409,948	770,059
	Zyxel Group Corp.	859,225	1,000,009
TOTAL TAIWAN			689,284,189
THAILAND — (1.3%)
	AAPICO Hitech PCL (AH/F TB)	442,332	187,835
	AAPICO Hitech PCL (AH-R TB), NVDR	3,870	1,643
*	Absolute Clean Energy PCL	1,286,800	49,294
	Advanced Information Technology PCL	2,237,800	287,076
	AEON Thana Sinsap Thailand PCL	69,500	239,406
	After You PCL	856,400	237,783
	Allianz Ayudhya Capital PCL	154,600	142,319
	Amata Corp. PCL	2,376,310	1,764,150
	AP Thailand PCL	4,810,416	1,135,644
*	Asia Aviation PCL, NVDR	2,754,600	173,415
	Asia Plus Group Holdings PCL	4,082,500	281,259
	Asia Sermkij Leasing PCL, NVDR	466,600	120,547
	Asian Alliance International PCL	320,300	50,887
	Asian Sea Corp. PCL	222,200	51,467
	Bangchak Sriracha PCL	406,700	64,613
	Bangkok Airways PCL	100,100	55,586
	Bangkok Commercial Asset Management PCL	2,880,900	491,913
		Shares	Value»
THAILAND — (Continued)
	Bangkok Land PCL	25,931,670	$400,430
	Bangkok Life Assurance PCL, NVDR	154,000	82,316
	BCPG PCL	1,890,400	362,081
	BEC World PCL	472,333	57,227
*	Better World Green PCL	4,056,432	34,933
	BKI Holdings PCL	180,681	1,545,245
	Bluebik Group PCL	88,900	95,038
	Brooker Group PCL	81,000	1,323
	Cal-Comp Electronics Thailand PCL, Class F	5,947,552	1,351,114
	CH Karnchang PCL	1,969,300	964,913
*	Charoong Thai Wire & Cable PCL	91,800	8,614
#	Chularat Hospital PCL	10,036,500	649,727
	CK Power PCL	4,297,700	370,106
#	Dhipaya Group Holdings PCL	1,784,700	1,070,555
	Diamond Building Products PCL	166,700	36,879
	Don Muang Tollway PCL	335,100	105,481
#	Dynasty Ceramic PCL	12,722,400	593,145
	Eastern Polymer Group PCL	1,656,887	166,304
	Eastern Water Resources Development & Management PCL	701,500	44,163
	Ekachai Medical Care PCL	1,176,321	227,055
	Energy Absolute PCL	727,100	66,934
	Erawan Group PCL	4,201,300	419,194
	Exotic Food PCL	382,700	202,288
#	Forth Corp. PCL	436,900	116,117
	Forth Smart Service PCL	305,351	59,846
	GFPT PCL	1,453,500	397,096
*	Global Green Chemicals PCL	43,100	5,248
*	Green Tech Ventures PCL	13,259,934	47,251

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
* ††	Group Lease PCL, NVDR	1,644,700	$5,954
	Gunkul Engineering PCL	3,336,499	196,177
	Haad Thip PCL	456,400	216,849
	Hana Microelectronics PCL	1,401,200	981,984
	ICC International PCL	256,952	244,171
#	Ichitan Group PCL	1,418,000	534,777
	Index Livingmall PCL	282,900	125,173
	IRPC PCL	16,284,700	546,450
	IT City PCL	152,900	17,980
*	Italian-Thai Development PCL	804,418	10,988
††	ITV PLC	2,785,600	0
#	Jaymart Group Holdings PCL	1,174,800	380,262
#	JMT Network Services PCL	1,310,000	571,849
	Karmarts PCL	1,733,116	499,220
	KCE Electronics PCL	880,700	575,365
	KGI Securities Thailand PCL	502,000	62,312
	Khon Kaen Sugar Industry PCL	3,653,956	194,227
	Kiatnakin Phatra Bank PCL	120,100	185,455
	Lalin Property PCL	374,500	62,834
	LH Financial Group PCL	8,491,339	194,160
	Loxley PCL	3,485,076	140,748
#	LPN Development PCL	2,298,302	150,149
	Major Cineplex Group PCL	852,400	354,376
*	Malee Group PCL	81,900	21,281
	Master Style PcL	104,800	90,251
	MBK PCL	3,435,955	1,856,997
	MC Group PCL	819,900	241,040
	MCS Steel PCL	646,400	119,011
#	Mega Lifesciences PCL	499,300	467,051
	MK Restaurants Group PCL	140,800	73,588
#	Moshi Moshi Retail Corp. PLC	45,300	47,755
	Muang Thai Insurance PCL	61,288	192,918
	Netbay PCL	89,226	39,214
		Shares	Value»
THAILAND — (Continued)
	Nonthavej Hospital PCL	3,300	$2,915
	Northeast Rubber PCL	2,666,912	388,059
#	Origin Property PCL	1,613,350	163,850
# *	Plan B Media PCL	4,684,356	1,001,555
*	Platinum Group PCL	355,900	19,869
	Polyplex Thailand PCL	1,079,650	330,227
	Praram 9 Hospital PCL	797,500	523,378
	Precious Shipping PCL	675,731	122,404
	Prima Marine PCL	2,344,566	508,250
	Property Perfect PCL	4,441,846	17,147
	Pruksa Holding PCL	1,008,500	191,667
	PTG Energy PCL	2,485,400	549,851
	Quality Houses PCL	21,406,126	1,086,993
	R&B Food Supply PCL	465,900	78,861
	Rajthanee Hospital PCL	383,100	217,289
	Ratchaphruek Hospital PCL	146,400	23,476
	Ratchthani Leasing PCL	6,168,299	238,123
	Regional Container Lines PCL	690,200	491,902
	Rojana Industrial Park PCL	1,418,054	242,133
# *	RS PCL	3,883,360	123,391
	S Hotels & Resorts PCL	1,890,441	112,276
	Sabina PCL	422,800	223,485
	Saha Pathana Inter-Holding PCL	670,000	1,153,972
	Sahamitr Pressure Container PCL	570,093	156,596
	Saha-Union PCL	551,000	507,231
	Saksiam Leasing PCL	237,000	29,559
*	Samart Corp. PCL	1,268,300	244,809
	Sansiri PCL	33,540,210	1,703,155
#	Sappe PCL	336,900	550,245
#	SC Asset Corp. PCL	4,470,015	355,743
††	SCG Ceramics PCL	2,521,400	14,226
	SCGJWD Logistics PCL	69,000	17,212

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Sermsang Power Corp. Co. Ltd.	947,306	$146,280
	Siam Wellness Group PCL	697,950	115,030
#	Siamgas & Petrochemicals PCL	2,078,300	456,701
	Sikarin PCL	65,000	16,696
*	Singer Thailand PCL	500,700	100,363
	SiS Distribution Thailand PCL	20,200	15,596
#	SISB PCL	429,900	325,537
*	SKY ICT PCL	191,100	119,172
#	Somboon Advance Technology PCL	620,337	197,108
	SPCG PCL	460,381	110,054
#	Sri Trang Agro-Industry PCL	1,733,292	808,098
#	Sri Trang Gloves Thailand PCL	2,135,300	516,784
	Srinanaporn Marketing PCL	200,300	72,566
	Srisawad Capital 1969 PCL	157,200	6,069
	Srivichai Vejvivat PCL	721,209	169,192
	Star Petroleum Refining PCL	3,708,400	583,653
*	STP & I PCL	2,128,564	187,099
	Supalai PCL	770,500	384,392
*	Super Energy Corp. PCL	15,586,905	101,830
	SVI PCL	1,049,400	211,906
	TAC Consumer PCL	1,084,231	134,583
#	Taokaenoi Food & Marketing PCL	995,080	243,784
	Thai Nakarin Hospital PCL	33,500	36,310
	Thai Stanley Electric PCL (STANLY/F TB)	134,700	872,000
	Thai Vegetable Oil PCL	976,882	609,192
	Thai Wacoal PCL	68,300	48,069
#	Thaicom PCL	1,676,400	567,512
#	Thaifoods Group PCL	2,226,600	208,940
	Thonburi Healthcare Group PCL	28,800	11,631
	Thoresen Thai Agencies PCL	2,915,178	386,093
	Tipco Asphalt PCL (TASCO/F TB)	1,153,974	620,250
		Shares	Value»
THAILAND — (Continued)
	TIPCO Foods PCL	505,782	$153,199
	TKS Technologies PCL	523,843	85,557
	TOA Paint Thailand PCL	217,400	78,116
#	TPI Polene PCL	11,529,200	342,367
	TPI Polene Power PCL	5,350,882	467,159
#	TQM Alpha PCL	374,876	211,511
	Triple i Logistics PCL	119,200	17,345
	TTW PCL	2,326,300	618,274
	Union Auction PCL	594,900	133,378
	United Paper PCL	613,900	140,372
	Univanich Palm Oil PCL	1,335,500	384,687
	Vanachai Group PCL	1,192,759	105,551
††	Vinythai PCL	16,237	1,105
#	WHA Utilities & Power PCL	2,122,900	244,598
*	Xspring Capital PCL	10,373,667	292,650
TOTAL THAILAND			47,264,234
TURKEY — (1.0%)
	Adel Kalemcilik Ticaret ve Sanayi AS	38,940	34,690
*	Adese Alisveris Merkezleri Ticaret AS	2,260,555	129,810
	Agesa Hayat ve Emeklilik AS	52,014	203,699
	Akcansa Cimento AS	79,426	461,595
*	Akenerji Elektrik Uretim AS	317,376	125,277
	Aksa Akrilik Kimya Sanayii AS	2,890,208	930,456
*	Aksigorta AS	1,088,258	243,742
*	Albaraka Turk Katilim Bankasi AS	3,563,686	711,339
*	Alkim Alkali Kimya AS	353,084	170,736
*	Anadolu Anonim Turk Sigorta Sirketi	244,096	751,625
	Anadolu Hayat Emeklilik AS	115,116	319,297
	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS, Class C	56,631	97,658

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Anel Elektrik Proje Taahhut ve Ticaret AS	97,898	$38,789
	ARD Grup Bilisim Teknolojileri AS	425,980	429,807
	ATP YAZILIM VE TEKNOLOJI AS	13,016	39,744
	Aydem Yenilenebilir Enerji AS	438,254	270,959
	Aygaz AS	66,130	293,164
*	Baticim Bati Anadolu Cimento Sanayii AS	3,013,712	367,808
*	Bera Holding AS	1,822,969	867,303
	Bogazici Beton Sanayi Ve Ticaret AS	183,537	119,193
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	63,996	150,432
	Bursa Cimento Fabrikasi AS	1,787,090	421,010
*	Can2 Termik AS	4,526,131	192,910
*	Cemas Dokum Sanayi AS	1,533,107	125,744
	Cemtas Celik Makina Sanayi Ve Ticaret AS	545,543	136,384
*	Cimbeton Hazirbeton ve Prefabrik Yapi Elemanlari Sanayi ve Ticaret AS	743	50,936
	Cimsa Cimento Sanayi VE Ticaret AS	596,889	886,955
	CW Enerji Muhendislik Ticaret VE Sanayi A.S.	32,420	18,044
	Deva Holding AS	85,861	170,887
	Dogan Sirketler Grubu Holding AS	1	0
	Eczacibasi Yatirim Holding Ortakligi AS	34,564	182,005
	EGE Endustri VE Ticaret AS	2,065	544,933
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	306,698	382,860
		Shares	Value»
TURKEY — (Continued)
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	41,114	$201,855
	Escar Turizm Tasimacilik Ticaret AS	265,662	336,037
	Europap Tezol Kagit Sanayi VE Ticaret AS	324,327	158,077
*	Europen Endustri Insaat Sanayi VE Ticaret AS	941,394	112,090
*	Formet Metal ve Cam Sanayi AS	345,852	54,289
	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	47,789	156,668
	Global Yatirim Holding AS	1,471,100	721,482
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	28,547	336,310
*	Goodyear Lastikleri TAS	170,282	78,758
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	594,649	388,440
*	GSD Holding AS	1,410,863	142,347
*	Hitit Bilgisayar Hizmetleri AS	46,588	54,271
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	1,235,458	264,347
# *	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	237,327	367,248
*	Is Finansal Kiralama AS	721,188	262,687
	Is Yatirim Menkul Degerler AS	335,942	419,068
*	Isiklar Enerji ve Yapi Holding AS	492,320	119,689
*	Izmir Demir Celik Sanayi AS	1,712,192	251,047
	Jantsa Jant Sanayi Ve Ticaret AS	218,325	148,637
	Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	423,060	378,511

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TURKEY — (Continued)
# *	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMD TI), Class D	2,300,700	$1,747,514
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	2,356,980	133,337
*	Kayseri Seker Fabrikasi AS	39,105	19,680
*	Kerevitas Gida Sanayi ve Ticaret AS	131,811	47,382
	Kervan Gida Sanayi Ve Ticaret AS	689,693	41,226
	Kimteks Poliuretan Sanayi VE Ticaret AS	47,881	24,310
	Kocaer Celik Sanayi Ve Ticaret AS	687,949	230,492
*	Kordsa Teknik Tekstil AS	178,590	338,691
*	Koza Anadolu Metal Madencilik Isletmeleri AS	746,533	1,445,593
	LDR Turizm AS	124,217	533,392
	Logo Yazilim Sanayi Ve Ticaret AS	159,446	534,692
	Lokman Hekim Engurusag Saglik Turizm Egitim Hizmetleri ve Insaat Taahhut AS	184,841	110,907
*	Margun Enerji Uretim Sanayi VE Ticaret AS	184,065	118,011
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	544,993	1,077,888
# *	MIA Teknoloji AS	595,602	616,654
* Ω	MLP Saglik Hizmetleri AS	160,714	1,759,232
*	Naturel Yenilenebilir Enerji Ticaret AS	100,880	221,101
*	NET Holding AS	552,554	682,363
	Nuh Cimento Sanayi AS	121,622	937,228
		Shares	Value»
TURKEY — (Continued)
# *	ODAS Elektrik Uretim ve Sanayi Ticaret AS	2,354,365	$370,165
*	Orge Enerji Elektrik Taahhut AS	94,329	223,174
*	Oyak Yatirim Menkul Degerler AS	34,834	32,404
*	Parsan Makina Parcalari Sanayii AS	45,010	106,390
*	Peker Gayrimenkul Yatirim Ortakligi AS	3,167,513	121,798
	Penta Teknoloji Urunleri Dagitim Ticaret AS	155,069	67,390
*	Politeknik Metal Sanayi ve Ticaret AS	502	94,994
*	Reysas Tasimacilik ve Lojistik Ticaret AS	5,238,710	2,770,005
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	1,833,785	933,003
*	Say Yenilenebilir Enerji Ekipmanlari Sanayi ve Ticaret AS	41,716	50,230
	Sekerbank Turk AS	1,683,553	189,431
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	266,990	519,990
	Sok Marketler Ticaret AS	240,886	261,249
	Suwen Tekstil Sanayi Pazarlama AS	19,541	11,780
*	Tekfen Holding AS	490,768	871,523
*	Teknosa Ic Ve Dis Ticaret AS	425,506	343,563
*	Tukas Gida Sanayi ve Ticaret AS	191,985	33,489
*	Tumosan Motor ve Traktor Sanayi AS	47,923	149,495
*	Turkiye Sinai Kalkinma Bankasi AS	2,952,947	1,120,097
*	Ulker Biskuvi Sanayi AS	17,897	60,107

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Vakif Finansal Kiralama AS	175,612	$9,687
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	39,862	86,337
	Vestel Beyaz Esya Sanayi ve Ticaret AS	623,279	263,557
*	Vestel Elektronik Sanayi ve Ticaret AS	271,184	462,987
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	326,203	249,485
*	Yayla Agro Gida Sanayi VE Nakliyat AS	439,847	115,963
*	YEO Teknoloji Enerji VE Endustri AS	25,661	39,099
	Yunsa Yunlu Sanayi VE Ticare AS	3	0
# *	Zorlu Enerji Elektrik Uretim AS	4,720,490	536,341
TOTAL TURKEY			35,535,075
UNITED ARAB EMIRATES — (1.4%)
	Abu Dhabi Islamic Bank PJSC	2,403,922	10,204,716
	Abu Dhabi National Hotels	3,040,508	486,695
	Abu Dhabi National Insurance Co. PSC	107,433	182,792
	Abu Dhabi Ship Building Co. PJSC	185,795	310,228
	Agility Global PLC	297,610	106,934
	Agthia Group PJSC	887,693	1,490,431
	Air Arabia PJSC	6,779,924	5,698,243
*	Ajman Bank PJSC	3,693,896	1,707,524
*	AL Seer Marine Supplies & Equipment Co. LLC	197,830	203,222
	Amanat Holdings PJSC	3,523,544	1,035,103
	Americana Restaurants International PLC - Foreign Co.	146,199	93,419
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
*	Amlak Finance PJSC	1,797,166	$420,098
*	Apex Investment Co. PSC	2,147,577	2,728,376
* ††	Arabtec Holding PJSC	2,783,626	0
*	Aramex PJSC	1,449,554	1,116,250
*	Bank of Sharjah	41,410	10,370
	Burjeel Holdings PLC	1,253,400	681,565
*	Dana Gas PJSC	11,902,660	2,461,283
	Deyaar Development PJSC	4,393,484	1,111,823
	Dubai Financial Market PJSC	4,059,981	1,623,325
	Dubai Investments PJSC	4,529,895	2,673,725
	Emaar Development PJSC	1,575,591	5,627,312
	Emirates Central Cooling Systems Corp.	802,718	382,025
	Emirates Integrated Telecommunications Co. PJSC	123,841	265,462
*	EMSTEEL Building Materials PJSC	2,858,802	964,259
*	Eshraq Investments PJSC	1,751,370	168,238
*	Ghitha Holding PJSC	70,203	471,432
*	Gulf Navigation Holding PJSC	1,089,050	1,564,123
*	Gulf Pharmaceutical Industries PSC	78,660	32,951
*	Manazel PJSC	2,086,995	191,705
	National Central Cooling Co. PJSC	101,888	81,046
*	National Corp. for Tourism & Hotels	11,988	8,284
	Palms Sports PrJSC	60,697	145,480
*	Presight AI Holding PLC	108,654	67,976
	RAK Properties PJSC	3,976,501	1,307,024
	Ras Al Khaimah Ceramics	1,020,951	717,205
*	Space42 PLC	1,811,352	1,005,429

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Taaleem Holdings PJSC	57,021	$65,703
	TECOM Group PJSC	336,524	285,127
*	Union Properties PJSC	6,905,565	805,677
TOTAL UNITED ARAB EMIRATES			48,502,580
TOTAL COMMON STOCKS			3,514,474,492
PREFERRED STOCKS — (0.5%)
BRAZIL — (0.5%)
*	Alpargatas SA	453,966	481,616
	Banco ABC Brasil SA, 8.156%	211,069	728,478
Ω	Banco BMG SA, 9.788%	257,749	166,715
	Banco do Estado do Rio Grande do Sul SA, 9.604%	559,770	992,329
	Banco Pan SA, 3.500%	892,122	1,053,318
*	Braskem SA	109,855	259,597
	Centrais Eletricas de Santa Catarina SA, 7.823%	59,700	817,037
	Cia de Ferro Ligas da Bahia FERBASA, 6.755%	604,412	805,669
	Cia De Sanena Do Parana, 6.145%	2,826,890	2,486,326
	Eucatex SA Industria e Comercio, 10.332%	78,843	180,916
	Isa Energia Brasil SA, 3.307%	455,278	1,854,128
	Marcopolo SA, 6.623%	2,161,813	3,081,408
	Randon SA Implementos e Participacoes, 3.992%	545,887	850,956
	Schulz SA, 7.640%	370,405	394,233
	Taurus Armas SA, 3.765%	57,704	79,584
	Unipar Carbocloro SA, 8.335%	119,332	1,001,368
		Shares	Value»

BRAZIL — (Continued)
	Usinas Siderurgicas de Minas Gerais SA Usiminas, 5.137%	770,721	$726,666
TOTAL BRAZIL			15,960,344
CHILE — (0.0%)
	Coca-Cola Embonor SA Class B, 8.154%	122,383	159,239
	Embotelladora Andina SA, 8.954%	128,271	428,212
TOTAL CHILE			587,451
COLOMBIA — (0.0%)
	Grupo Aval Acciones y Valores SA, 4.663%	206,063	26,903
PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	435,739	275,584
TOTAL PREFERRED STOCKS			16,850,282
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Banco Pine SA Warrants 12/31/2049	90	46
*	Diagnosticos da America SA Warrants 04/30/2025	1,356	123
*	Empreendimentos Pague Menos SA Rights 02/20/2025	3,148	65
*	Smartfit Escola de Ginastica e Danca SA Rights 02/04/2025	10,528	6,089
TOTAL BRAZIL			6,323
SOUTH KOREA — (0.0%)
*	Hyundai Motor Securities Co. Ltd. Rights 02/27/2025	34,113	23,712

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»

SOUTH KOREA — (Continued)
*	Taesung Co. Ltd. Rights 02/18/2025	181	$866
TOTAL SOUTH KOREA			24,578
TAIWAN — (0.0%)
*	Career Technology Co. Ltd. Rights 02/10/2025	70,542	1,724
*	CCP Contact Probes Co. Ltd. Rights	37,135	5,503
*	Hwang Chang General Contractor Co. Ltd. Rights	26,510	16,929
*	Leader Electronics, Inc. Rights	11,730	0
*	Sun Yad Construction Co. Ltd. Rights 02/18/2025	37,818	1,907
TOTAL TAIWAN			26,063
THAILAND — (0.0%)
*	Better World Green PCL Warrants	2,335,733	0
*	Better World Green PCL Warrants 08/13/2025	1,717,272	1,020
*	Jasmine International PCL Warrants 10/10/2031	4,030,021	47,870
*	Northeast Rubber PCL Warrants 05/15/2026	426,852	6,718
*	Thoresen Thai Agencies PCL Rights	1,595,189	0
	Shares	Value»

THAILAND — (Continued)
* VGI PCL Warrants 09/03/2025	717,890	$29,206
TOTAL THAILAND		84,814
TOTAL RIGHTS/WARRANTS		141,778
TOTAL INVESTMENT SECURITIES (Cost $2,635,618,928)		3,531,466,552

			Value†
SECURITIES LENDING COLLATERAL — (1.0%)
@ §	The DFA Short Term Investment Fund	3,000,664	34,711,685
TOTAL INVESTMENTS — (100.0%)
(Cost $2,670,328,428)^^			$3,566,178,237

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
Ω
Rule 144A, Section 4(2), or other security that is
restricted as to resale to institutional investors. This
security has been deemed liquid based upon the
Fund’s Liquidity Guidelines. The liquidity
determination is unaudited.

#	Total or Partial Securities on Loan.
††	Security valued using significant unobservable inputs (Level 3).
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
As of January 31, 2025, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	78	03/21/25	$23,332,137	$23,662,275	$330,138
Total Futures Contracts			$23,332,137	$23,662,275	$330,138

The Emerging Markets Small Cap Series
CONTINUED
As of January 31, 2025, the value of Rule 144A securities amounted to $184,406,007 or 5.2% of net assets.
Summary of the Series' investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$116,701,325	$5,790	—	$116,707,115
Chile	1,094,871	21,149,240	—	22,244,111
China	35,347,878	737,473,909	$915,916	773,737,703
Colombia	3,284,716	87,144	—	3,371,860
Greece	—	21,028,873	—	21,028,873
Hong Kong	—	601,098	200,601	801,699
Hungary	—	3,770,253	—	3,770,253
India	1,617,464	837,932,975	—	839,550,439
Indonesia	—	63,007,075	135,546	63,142,621
Kuwait	—	23,495,551	—	23,495,551
Malaysia	—	57,537,954	42	57,537,996
Mexico	86,731,010	4,668,971	—	91,399,981
Philippines	—	30,874,183	27,567	30,901,750
Poland	—	49,259,732	—	49,259,732
Qatar	—	26,105,503	—	26,105,503
Saudi Arabia	—	148,782,090	—	148,782,090
South Africa	13,833,147	104,393,462	—	118,226,609
South Korea	—	303,390,002	434,526	303,824,528
Taiwan	43,266	689,197,226	43,697	689,284,189
Thailand	377,921	46,865,028	21,285	47,264,234
Turkey	18,044	35,517,031	—	35,535,075
United Arab Emirates	—	48,502,580	—	48,502,580
Preferred Stocks
Brazil	15,960,344	—	—	15,960,344
Chile	—	587,451	—	587,451
Colombia	26,903	—	—	26,903
Philippines	—	275,584	—	275,584
Rights/Warrants
Brazil	—	6,323	—	6,323
South Korea	—	24,578	—	24,578
Taiwan	—	26,063	—	26,063
Thailand	—	84,814	—	84,814
Securities Lending Collateral	—	34,711,685	—	34,711,685
Total Investments in Securities	$275,036,889	$3,289,362,168	$1,779,180˂˃	$3,566,178,237
Financial Instruments
Assets
Futures Contracts**	330,138	—	—	330,138
Total Financial Instruments	$330,138	—	—	$330,138
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

ORGANIZATION
The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), The Trust consists of ten operational portfolios, eight of which are included in this section of the report (collectively, the “Series”). The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (ASC), Topic 946, Financial Services-Investment Companies.
SECURITY VALUATION
The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•   Level 3 - significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)
Securities held by the Domestic Equity Portfolio (The U.S. Large Cap Value Series) and the International Equity Portfolios (The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy. The investment in The DFA Short Term Investment Fund, which is an open-end management investment company available for purchase only by the Portfolios and affiliated funds, is categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP (the “Advisor”)) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock

Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.
Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Series.
2. FUTURES CONTRACTS: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.
FEDERAL TAX COST
At January 31, 2025, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
The U.S. Large Cap Value Series	$18,719,566
The DFA International Value Series	9,792,238
The Japanese Small Company Series	2,555,161

Federal Tax Cost
The Asia Pacific Small Company Series	$1,426,429
The United Kingdom Small Company Series	1,307,151
The Continental Small Company Series	4,044,426
The Emerging Markets Series	3,087,234
The Emerging Markets Small Cap Series	2,814,243
OTHER
The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series' and the Trust's financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.